UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1601 K Street., N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2005 - December 31, 2005

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

AXA Premier VIP Trust

2005 Certified

Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semi-annual shareholder reports fully and fairly represents their financial position.

AXA Premier VIP Trust Annual Report

December 31, 2005

NOTES ON PERFORMANCE

Total Returns

Performance of the AXA Premier VIP Trust Portfolios as shown on the following pages compares each Portfolio’s performance to that of a broad-based securities index. Each of the Portfolio’s annualized rates of return is net of investment management fees and expenses of the Portfolio. Rates of return are not representative of the actual return you would receive under your variable life insurance policy or annuity contract. No policyholder or contract holder can invest directly in the AXA Premier VIP Trust Portfolios. Changes in policy values depend not only on the investment performance of the AXA Premier VIP Trust Portfolios, but also on the insurance and administrative charges, applicable sales charges, and the mortality and expense risk charge applicable under a policy. These policy charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses.

Each of the AXA Premier VIP Trust Portfolios has a separate investment objective it seeks to achieve by following a separate investment policy. There is no guarantee that these objectives will be attained. The objectives and policies of each Portfolio will affect its return and its risk. Keep in mind that past performance is not an indication of future results.

Growth of $10,000 Investment

The charts shown on the following pages illustrate the total value of an assumed investment in both Class A and Class B shares of each Portfolio of the AXA Premier VIP Trust. The periods illustrated are from the inception dates shown through December 31, 2005. These results assume reinvestment of dividends and capital gains. The total value shown for each Portfolio reflects management fees and operating expenses of the Portfolios and 12b-1 fees which are applicable only to Class B shares. They have not been adjusted for insurance-related charges and expenses associated with life insurance policies or annuity contracts, which would lower the total values shown. Results should not be considered representative of future gains or losses.

The Benchmarks

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with actively-managed funds. Investment cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

Conservative Allocation Index

The Conservative Allocation Index is a hypothetical combination of unmanaged indices. The composite index combines the total return of the S&P 500 and the Lehman Brothers Aggregate Bond Index at a weighting of 20% and 80%, respectively.

Conservative-Plus Allocation Index

The Conservative-Plus Allocation Index is a hypothetical combination of unmanaged indices. The composite index combines the total return of the S&P 500 and the Lehman Brothers Aggregate Bond Index at a weighting of 40% and 60%, respectively.

Moderate Allocation Index

The Moderate Allocation Index is a hypothetical combination of unmanaged indices. The composite index combines the total return of the S&P 500 and the Lehman Brothers Aggregate Bond Index at a weighting of 50% and 50%, respectively.

Moderate-Plus Allocation Index

The Moderate-Plus Allocation Index is a hypothetical combination of unmanaged indices. The composite index combines the total return of the S&P 500, the Morgan Stanley Capital International EAFE Index and the Lehman Brothers Aggregate Bond Index at a weighting of 60%, 15% and 25%, respectively.

In December 2005 the Trustees of the AXA Moderate-Plus Allocation Portfolio approved a change in the weighting of the composite index to 50% S&P 500, 30% Lehman Brothers Aggregate Bond Index and 20% Morgan Stanley Capital International EAFE Index.

Aggressive Allocation Index

The Aggressive Allocation Index is a hypothetical combination of unmanaged indices. The composite index combines the total return of the S&P 500, the Morgan Stanley Capital International EAFE Index and the Lehman Brothers Aggregate Bond Index at a weighting of 75%, 15% and 10%, respectively.

In December 2005, the Trustees of the Aggressive Allocation Portfolio approved a change in the weighting of the composite index to 65% S&P 500, 10% Lehman Brothers Aggregate Bond Index and 25% Morgan Stanley Capital International (MSCI) EAFE Index.

Credit Suisse First Boston High Yield Index

An unmanaged trader-priced index that mirrors the public high-yield debt market.

Lehman Brothers Aggregate Bond Index

An unmanaged index considered representative of the U.S. investment-grade fixed-rate bond market. Includes government and credit securities, agency mortgage pass through securities, asset-backed securities, and commercial mortgage-backed securities.

Merrill Lynch U.S. High Yield Master Cash Pay Only Index

Measures the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market.

Morgan Stanley Capital International (MSCI) EAFE Index

An unmanaged index considered representative of the market structure of the developed equity markets in Europe, Australasia and the Far East.

Russell 1000® Index

An unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000 Index, representing approximately 92% of the total market capitalization of the Russell 3000 Index.

Russell 1000® Growth Index

An unmanaged index which contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Russell 1000® Value Index

An unmanaged index which contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select. Securities in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

Russell 1000® Technology Index

An unmanaged index which contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) that are deemed technology companies by the Russell sector classification scheme.

Russell 1000® Health Care Index

An unmanaged index which contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) that are deemed Health Care companies by the Russell sector classification scheme.

Russell 2500™ Growth Index

An unmanaged index which contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Russell 2500™ Value Index

An unmanaged index which contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

NOTES ON PERFORMANCE

Russell 3000® Growth Index

An unmanaged index that measures the performance of those companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

Russell Mid Cap Growth Index

An unmanaged index that measures the performance of those companies among the smallest 800 securities in the Russell 1000 index with higher price-to-book ratios and higher forecasted growth values.

Russell Mid Cap Value Index

An unmanaged index that measures the performance of those companies among the smallest 800 securities in the Russell 1000 index with a less-than-average growth orientation.

Standard & Poor’s (S&P) 500 Index

An unmanaged index which contains 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor’s to be representative of the larger capitalization portion of the U.S. stock market.

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/05

	1 Year	Since Inception*
Portfolio - A Shares	2.78%	6.20%
Portfolio - B Shares	2.52	5.94
Conservative Allocation Index	2.98	5.63

*	Date of inception 7/31/03

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 2.78% for the year ending December 31, 2005. The Portfolio’s benchmark, the Conservative Allocation Index, returned 2.98% over the same period.

Portfolio Adviser

A team of professionals within the AXA Funds Management Group, a unit of AXA Equitable Life Insurance Company, determines the strategic asset class and underlying fund allocations for the Portfolio. The team is also responsible for the ongoing evaluation and selection of underlying funds and monitoring the overall investment process and performance for the Portfolio.

Portfolio Highlights

For the year ending December 31, 2005

As of December 31, 2005, the Portfolio was invested in 13 underlying EQAT and AXA Premier VIP Portfolios. These included 7 equity funds and 6 fixed income funds. The Portfolio’s fixed income allocation consisted of investment grade bonds (73.1%) and high yield bonds (5.7%). The Portfolio’s equity allocation consisted of large cap growth stocks (6.4%), large cap value stocks (10.1%), and small and mid cap stocks (4.8%).

The year ended December 31, 2005, proved to be a challenging environment for both domestic equity and fixed income markets. Broad market benchmarks such as the S&P 500 Index and the Lehman Brothers Aggregate Bond Index, advanced by only 4.91% and 2.43%, respectively, over the period. The Portfolio’s performance over this same time, while also modest, was broad-based and all of the Portfolio’s underlying categories contributed positively to overall returns. The leading contributor to the Portfolio’s performance was its allocation across high quality, fixed income bond sectors, including its investments in the AXA Premier VIP Core Bond, EQ/Alliance Quality Bond, and EQ/Short Duration bond underlying funds. The leading equity contributors to the Portfolio’s performance were the EQ/Marsico Focus and EQ/Bernstein Diversified Value underlying funds.

AXA CONSERVATIVE ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies)

As of December 31, 2005

EQ/Short Duration Bond Portfolio	36.8%
AXA Premier VIP Core Bond Portfolio.	16.8
EQ/Long Term Bond Portfolio	12.4
EQ/Bernstein Diversified Value Portfolio	11.9
AXA Premier VIP High Yield Portfolio	5.9
EQ/Alliance Quality Bond Portfolio	5.8
EQ/Marsico Focus Portfolio	5.1
EQ/Mercury Basic Value Equity Portfolio	2.7
AXA Premier VIP Aggressive Equity Portfolio	2.2
AXA Premier VIP Large Cap Value Portfolio	0.3
AXA Premier VIP Large Cap Core Equity Portfolio	0.1
AXA Premier VIP Mid Cap Value Portfolio	0.0	#
EQ/Money Market Portfolio	0.0	#

#	Less than 0.1%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period* 7/1/05 - 12/31/05
Class A
Actual	$1,000.00	$1,015.70	$0.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.70	0.51
Class B
Actual	1,000.00	1,014.10	1.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.44	1.79

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.10% and 0.35%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/05

	1 Year	Since Inception*
Portfolio - A Shares	3.53%	8.10%
Portfolio - B Shares	3.27	7.83
Conservative-Plus Allocation Index	3.51	7.28

*	Date of inception 7/31/03

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 3.53% for the year ending December 31, 2005. The Portfolio’s benchmark, the Conservative-Plus Allocation Index, returned 3.51% over the same period.

Portfolio Adviser

A team of professionals within the AXA Funds Management Group, a unit of AXA Equitable Life Insurance Company, determines the strategic asset class and underlying fund allocations for the Portfolio. The team is also responsible for the ongoing evaluation and selection of underlying funds and monitoring the overall investment process and performance for the Portfolio.

Portfolio Highlights

For the year ending December 31, 2005

As of December 31, 2005, the Portfolio was invested in 15 underlying EQAT and AXA Premier VIP Portfolios. These included 9 equity funds and 6 fixed income funds. The Portfolio’s fixed income allocation consisted of investment grade bonds (54.4%) and high yield bonds (4.9%). The Portfolio’s equity allocation consisted of large cap growth stocks (13.7%), large cap value stocks (17.0%), and small and mid cap stocks (10.0%).

The year ended December 31, 2005, proved to be a challenging environment for both domestic equity and fixed income markets. Broad market benchmarks such as the S&P 500 Index and the Lehman Brothers Aggregate Bond Index, advanced by only 4.91% and 2.43%, respectively, over the period. The Portfolio’s performance over this same time, while also modest, was broad-based and all of the Portfolio’s underlying categories contributed positively to overall returns. The leading contributor to the Portfolio’s performance were the large cap equity EQ/ Marsico Focus and EQ/Bernstein Diversified Value underlying funds. The leading fixed income contributor was the high quality, fixed income bond sector, including its investments in the AXA Premier VIP Core Bond, EQ/ Alliance Quality Bond, and EQ/Short Duration bond underlying funds.

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies)

As of December 31, 2005

EQ/Short Duration Bond Portfolio	26.7%
EQ/Bernstein Diversified Value Portfolio	15.3
EQ/Marsico Focus Portfolio	13.1
AXA Premier VIP Core Bond Portfolio	12.1
EQ/Long Term Bond Portfolio	8.9
EQ/Mercury Basic Value Equity Portfolio	6.5
AXA Premier VIP High Yield Portfolio	5.1
EQ/Alliance Quality Bond Portfolio	4.2
EQ/Lazard Small Cap Value Portfolio	2.6
AXA Premier VIP Large Cap Value Portfolio	2.2
AXA Premier VIP Aggressive Equity Portfolio	2.0
AXA Premier VIP Large Cap Core Equity Portfolio	1.3
AXA Premier VIP Mid Cap Growth Portfolio	0.0	#
AXA Premier VIP Mid Cap Value Portfolio	0.0	#
EQ/Money Market Portfolio	0.0	#

#	Less than 0.1%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period* 7/1/05 - 12/31/05
Class A
Actual	$1,000.00	$1,031.40	$0.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.70	0.51
Class B
Actual	1,000.00	1,030.60	1.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.44	1.79

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.10% and 0.35%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA MODERATE ALLOCATION PORTFOLIO

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/05

	1 Year	5 Years	10 Years	Since Incept.*
Portfolio - A Shares	5.06%	3.26%	7.54%	9.79%
Portfolio - B Shares**	4.74	3.01	7.33	9.52
Moderate Allocation Index	3.76	3.54	7.97	10.24

*	Date of inception 1/27/86
**	Investment operations commenced with respect to Class B shares on July 8, 1998. Returns shown for Class B shares prior to this period are derived from the historical performance of Class A shares adjusted to reflect the 12b-1 fees, applicable to Class B shares; Class A shares are not subject to any 12b-1 fees.

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

On August 15, 2003, the EQ/Balanced Portfolio was reorganized into the AXA Moderate Allocation Portfolio. Prior that date, the predecessor fund invested directly in securities, rather that pursuing a “Fund of Funds” investment approach.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 5.06% for the year ending December 31, 2005. The Portfolio’s benchmark, the Moderate Allocation Index, returned 3.76% over the same period.

Portfolio Adviser

A team of professionals within the AXA Funds Management Group, a unit of AXA Equitable Life Insurance Company, determines the strategic asset class and underlying fund allocations for the Portfolio. The team is also responsible for the ongoing evaluation and selection of underlying funds and monitoring the overall investment process and performance for the Portfolio.

Portfolio Highlights

For the year ending December 31, 2005

As of December 31, 2005, the Portfolio was invested in 16 underlying EQAT and AXA Premier VIP Portfolios. These included 10 equity funds and 6 fixed income funds. The Portfolio’s fixed income allocation consisted of investment grade bonds (43.9%) and high yield bonds (5.4%). The Portfolio’s equity allocation consisted of large cap growth stocks (15.0%), large cap value stocks (17.7%), and small and mid cap stocks (18.0%).

The year ended December 31, 2005, proved to be a challenging environment for both domestic equity and fixed income markets. Broad market benchmarks such as the S&P 500 Index and the Lehman Brothers Aggregate Bond Index, advanced by only 4.91% and 2.43%, respectively, over the period. The Portfolio’s performance over this same time fared moderately better and all of the Portfolio’s underlying categories contributed positively to overall returns. The leading contributors to the Portfolio’s performance were investments in the large cap growth equity category, including the EQ/Marsico Focus, EQ/Alliance Large Cap Growth, and AXA Premier VIP Aggressive Equity underlying funds, all of which performed well on an absolute and relative basis. The AXA Premier VIP Mid Cap Value underlying fund also made a meaningful contribution, as mid cap value stocks outperformed large-cap and small-cap value stocks over the period. In fixed income, the Portfolio’s performance benefited from its allocation to both the investment grade and high yield bonds sectors.

AXA MODERATE ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies)

As of December 31, 2005

EQ/Alliance Quality Bond Portfolio	16.2%
EQ/Mercury Basic Value Equity Portfolio	13.9
EQ/Short Duration Bond Portfolio	10.8
AXA Premier VIP Core Bond Portfolio	10.5
EQ/Bernstein Diversified Value Portfolio	9.0
EQ/Marsico Focus Portfolio	7.5
AXA Premier VIP High Yield Portfolio	5.5
AXA Premier VIP Aggressive Equity Portfolio	4.1
EQ/Alliance Large Cap Growth Portfolio	4.0
AXA Premier VIP Mid Cap Value Portfolio	3.9
EQ/Long Term Bond Portfolio	3.7
EQ/Lazard Small Cap Value Portfolio	3.4
AXA Premier VIP Mid Cap Growth Portfolio	2.8
AXA Premier VIP Large Cap Value Portfolio	2.6
AXA Premier VIP Large Cap Core Equity Portfolio	2.1
EX/Money Market Portfolio	0.0	#

#	Less than 0.1%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period* 7/1/05 - 12/31/05
Class A
Actual	$1,000.00	$1,047.90	$0.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.70	0.51
Class B
Actual	1,000.00	1,046.70	1.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.44	1.79

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.10% and 0.35%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/05

	1 Year	Since Inception*
Portfolio - A Shares	6.97%	13.18%
Portfolio - B Shares	6.70	12.89
Moderate-Plus Allocation Index	5.64	11.86
Moderate-Plus Allocation Index†	5.95	12.08

†	In December 2005, the Trustee of the Moderate-Plus Allocation Portfolio approved a change in the Portfolio benchmark to the following hypothetical combination of unmanaged indices. The S&P 500 Index 50%, Morgan Stanley Capital International (MSCI) EAFE Index 20%, and the Lehman Brothers Aggregate bond Index 30%.
*	Date of inception 7/31/03

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 6.97% for the year ending December 31, 2005. The Portfolio’s benchmark, the Moderate-Plus Allocation Index, returned 5.64% over the same period.

Portfolio Adviser

A team of professionals within the AXA Funds Management Group, a unit of AXA Equitable Life Insurance Company, determines the strategic asset class and underlying fund allocations for the Portfolio. The team is also responsible for the ongoing evaluation and selection of underlying funds and monitoring the overall investment process and performance for the Portfolio.

Portfolio Highlights

For the year ending December 31, 2005

As of December 31, 2005, the Portfolio was invested in 18 underlying EQAT and AXA Premier VIP Portfolios. These included 14 equity funds and 4 fixed income funds. The Portfolio’s fixed income allocation consisted of investment grade bonds (28.8%). The Portfolio’s equity allocation consisted of large cap growth stocks (14.8%), large cap value stocks (18.0%), international stocks (21.4%) and small and mid cap stocks (17.0%).

The year ended December 31, 2005, proved to be a challenging environment for both domestic equity and fixed income markets. Broad market benchmarks such as the S&P 500 Index and the Lehman Brothers Aggregate Bond Index, advanced by only 4.91% and 2.43%, respectively, over the period. International equity returns, however, surpassed their U.S. counterparts by a healthy margin. Equity markets in “developed” countries, as measured by the performance of the MSCI EAFE Index, had a total return of 13.54% over the period.

The Portfolio’s performance over this same time benefited from the strong performance of the international equity markets, though all of the Portfolio’s underlying categories contributed positively to overall returns. The leading domestic equity contributor to the Portfolio’s performance was investments in the large cap growth equity category, including the EQ/ Marsico Focus, EQ/Alliance Large Cap Growth, and AXA Premier VIP Aggressive Equity underlying funds, all of which performed well on an absolute and relative basis. The AXA Premier VIP Mid Cap Value underlying fund also made a meaningful contribution, as mid cap value stocks outperformed large-cap and small-cap value stocks over the period. In fixed income, the Portfolio’s performance benefited from its allocation to both the investment grade and high yield bonds sectors. The overall leading contributor to the Portfolio’s performance was its allocation to international equity. All of the underlying international equity holdings contributed to performance, led by an allocation to the AXA Premier VIP International Equity underlying fund.

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies)

As of December 31, 2005

EQ/Bernstein Diversified Value Portfolio	12.7%
AXA Premier VIP Core Bond Portfolio	10.4
AXA Premier VIP International Equity Portfolio	9.4
EQ/Marsico Focus Portfolio	9.4
EQ/Mercury Basic Value Equity Portfolio	9.4
EQ/Short Duration Bond Portfolio	7.7
EQ/Lazard Small Cap Value Portfolio	6.0
AXA Premier VIP Aggressive Equity Portfolio	5.5
EQ/Mercury International Value Portfolio	5.3
EQ/Long Term Bond Portfolio	4.1
EQ/Van Kampen Emerging Markets Equity Portfolio	3.9
EQ/Alliance Quality Bond Portfolio	3.6
AXA Premier VIP Large Cap Core Equity Portfolio	3.4
EQ/Capital Guardian International Portfolio	3.4
AXA Premier VIP Large Cap Value Portfolio	2.8
AXA Premier VIP Mid Cap Value Portfolio	1.5
AXA Premier VIP Mid Cap Growth Portfolio	0.8
EQ/Alliance Large Cap Growth Portfolio	0.7

UNDERSTANDING YOUR EXPENSES :

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period* 7/1/05 - 12/31/05
Class A
Actual	$1,000.00	$1,079.30	$0.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.70	0.51
Class B
Actual	1,000.00	1,077.40	1.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.44	1.79

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.10% and 0.35%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/05

	1 Year	Since Inception*
Portfolio - A Shares	8.27%	14.00%
Portfolio - B Shares	8.08	13.72
Aggressive Allocation Index	5.99	13.10
Aggressive Allocation Index†	6.85	14.22

†	In December 2005, the Trustee of the Aggressive Allocation Portfolio approved a change in the Portfolio benchmark to the following hypothetical combination of unmanaged indices. The S&P 500 Index 65%, Morgan Stanley Capital International (MSCI) EAFE Index 25%, and the Lehman Brothers Aggregate Bond Index 10%.
*	Date of inception 7/31/03

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 8.27% for the year ending December 31, 2005. The Portfolio’s benchmark, the Aggressive Allocation Index, returned 5.99% over the same period.

Portfolio Adviser

A team of professionals within the AXA Funds Management Group, a unit of AXA Equitable Life Insurance Company, determines the strategic asset class and underlying fund allocations for the Portfolio. The team is also responsible for the ongoing evaluation and selection of underlying funds and monitoring the overall investment process and performance for the Portfolio.

Portfolio Highlights

For the year ending December 31, 2005

As of December 31, 2005, the Portfolio was invested in 16 underlying EQAT and AXA Premier VIP Portfolios. These included 14 equity funds and 2 fixed income funds. The Portfolio’s fixed income allocation consisted of investment grade bonds (9.3%). The Portfolio’s equity allocation consisted of large cap growth stocks (19.2%), large cap value stocks (22.0%), international stocks (28.9%) and small and mid cap stocks (20.6%).

The year ended December 31, 2005, proved to be a challenging environment for both domestic equity and fixed income markets. Broad market benchmarks such as the S&P 500 Index and the Lehman Brothers Aggregate Bond Index, advanced by only 4.91% and 2.43%, respectively, over the period. International equity returns, however, surpassed their U.S. counterparts by a healthy margin. Equity markets in “developed” countries, as measured by the performance of the MSCI EAFE Index, had a total return of 13.54% over the period.

The Portfolio’s performance over this same time benefited from the strong performance of the international equity markets. All of the underlying international equity holdings contributed to performance, led by the AXA Premier VIP International Equity, EQ/Mercury International Value, and EQ/Van Kampen Emerging Markets Equity underlying funds. The leading domestic equity contributor to the Portfolio’s performance was investments in the large cap growth equity category, especially the EQ/ Marsico Focus underlying fund, which performed well on an absolute and relative basis. In fixed income, the Portfolio’s performance benefited from its allocation to the investment grade bond sector.

AXA AGGRESSIVE ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies)

As of December 31, 2005

EQ/Bernstein Diversified Value Portfolio	19.0%
EQ/Marsico Focus Portfolio	15.1
AXA Premier VIP International Equity Portfolio	11.4
EQ/Mercury International Value Portfolio	10.5
EQ/Lazard Small Cap Value Portfolio	10.5
EQ/Mercury Basic Value Equity Portfolio	7.3
EQ/Van Kampen Emerging Markets Equity Portfolio	5.3
AXA Premier VIP Aggressive Equity Portfolio	5.0
AXA Premier VIP Core Bond Portfolio	4.2
AXA Premier VIP Large Cap Value Portfolio	4.0
AXA Premier VIP Large Cap Core Equity Portfolio	2.6
EQ/Capital Guardian International Portfolio	2.5
EQ/Alliance Large Cap Growth Portfolio	1.3
EQ/Alliance Quality Bond Portfolio	1.3
AXA Premier VIP Mid Cap Growth Portfolio	0.0	#
AXA Premier VIP Mid Cap Value Portfolio	0.0	#

#	Less Than 0.1%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period* 7/1/05 - 12/31/05
Class A
Actual	$1,000.00	$1,098.00	$0.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.70	0.51
Class B
Actual	1,000.00	1,097.10	1.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.44	1.79

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.10% and 0.35%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO ADVISERS

•	Alliance Capital Management L.P.

•	Legg Mason Capital Management, Inc.

•	Marsico Capital Management LLC

•	MFS Investment Management

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/05

	1 Year	5 Years	10 Years	Since Incept.*
Portfolio – A Shares	8.44%	(2.10)%	2.34%	10.80%
Portfolio – B Shares**	8.23	(2.35)	2.18	10.57
Russell 3000 Growth Index	5.17	(3.15)	6.48	10.33

*	Date of inception 1/27/86
**	Investment operations commenced with respect to Class B shares on October 2, 1996. Returns shown for Class B shares prior to this period are derived from the historical performance of Class A shares adjusted to reflect the 12b-1 fees, applicable to Class B shares; Class A shares are not subject to any 12b-1 fees.

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

On August 15, 2003, the EQ/Aggressive Stock Portfolio was reorganized into the AXA

Premier VIP Aggressive Equity Portfolio.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 8.44% for the year ending December 31, 2005. The Portfolio’s benchmark, the Russell 3000 Growth Index, returned 5.17% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Portfolio’s performance relative to its benchmark, the Russell 3000 Growth Index.

Portfolio Highlights

For the year ending December 31, 2005

What helped performance during the year

•	Stock selection in the Information Technology sector was the largest contributor to relative performance. Key holdings in this sector were Google, Broadcom Corp. and IBM.

•	In Financial Services, Chicago Mercantile Exchange, Goldman Sachs Group and AIG Insurance were among the top contributors to relative performance.

•	Among the largest individual contributors to the Portfolio’s annual returns were Health Care companies, including biotechnology firm Genentech and health services provider UnitedHealth Group.

•	An overweighted position relative to benchmark in Consumer Discretionary holding Amazon also benefited Portfolio performance during the year.

What hurt performance during the year

•	Stock selection in the Consumer Discretionary sector was the largest detractor from relative performance. An overweight position in the sector relative to benchmark also detracted. Positions in hotel operator Four Seasons Hotel, eBAY and XM Satellite Radio were among the top detractors from the Portfolio’s annual performance.

•	An underweight position in Pfizer relative to the benchmark was the largest individual detractor from performance for the year.

•	An underweighted posture in the Energy sector, a strong performing area of investment for the benchmark, dampened performance.

•	Although stock selection in Information Technology yielded positive relative performance, several individual stocks in the sector detracted from results. These included overweight positions in Shanda Interactive Entertainment, Electronic Arts, Juniper Networks and Symantec Corp.

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

Sector Weightings as of 12/31/05	% of Net Assets
Information Technology	32.1%
Consumer Discretionary	21.4
Health Care	17.6
Financials	12.9
Industrials	6.8
Telecommunication Services	3.7
Consumer Staples	2.6
Energy	1.6
Materials	0.3
Cash and Other	1.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES :

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period* 7/1/05 - 12/31/05
Class A
Actual	$1,000.00	$1,123.60	$4.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.17	4.08
Class B
Actual	1,000.00	1,122.40	5.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.91	5.35

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.80% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO ADVISERS

•	BlackRock Advisors, Inc.

•	Pacific Investment Management Company LLC (PIMCO)

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/05

	1 Year	Since Inception*
Portfolio - A Shares	2.00%	4.63%
Portfolio - B Shares	1.74	4.36
Lehman Brothers Aggregate Bond Index	2.43	5.24

*	Date of inception 12/31/01

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 2.00% for the year ending December 31, 2005. The Portfolio’s benchmark, the Lehman Brothers Aggregate Bond Index, returned 2.43% over the same period.

Portfolio Highlights

For the year ending December 31, 2005

What helped performance during the year

•	Yield curve positioning had a positive impact on portfolio performance.

•	An underweight in corporates was positive as corporates lagged amid widening credit premiums.

•	A tactical allocation to non-U.S. bonds was positive as most government bond markets outside the U.S. outperformed. Economic growth was generally slower and rate increases milder outside the U.S.

•	An allocation to emerging market bonds was positive. Emerging markets was the best performing fixed income sector for the year as investors continued to be drawn to improving credit fundamentals within the asset class.

•	Municipal securities helped returns. Municipals outperformed as Treasury rates increased.

What hurt performance during the year

•	An underweight in Agencies contributed negatively to performance.

•	Currency exposure to the yen and euro, as relatively high U.S. rates supported the dollar, detracted from performance.

AXA PREMIER VIP CORE BOND PORTFOLIO

Portfolio Characteristics

As of December 31, 2005

Weighted Average Life (Years)	5.7
Weighted Average Coupon (%)	5.0
Weighted Average Modified Duration (Years)*	4.2
Weighted Average Rating	AAA

*	Modified duration is a measure of the price sensitivity of the portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

Distribution of Assets by Sector as of 12/31/05	% of Net Assets
U.S. Government and Agency	74.2
Asset-Backed and Mortgage-Backed Securities	13.8
Corporate Bonds	11.7
Commercial Paper	8.3
Foreign Government Securities	3.5
Municipal Securities	0.7
Cash and Other	(12.2)

Total	100.0%

UNDERSTANDING YOUR EXPENSES :

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period* 7/1/05 - 12/31/05
Class A
Actual	$1,000.00	$999.10	$3.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.68	3.57
Class B
Actual	1,000.00	996.90	4.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.42	4.84

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.70% and 0.95%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP HEALTH CARE PORTFOLIO

PORTFOLIO ADVISERS

•	A I M Capital Management, Inc.

•	RCM Capital Management LLC

•	Wellington Management Company, LLP

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/05

	1 Year	Since Inception*
Portfolio - A Shares	7.30%	5.59%
Portfolio - B Shares	6.98	5.32
Russell 1000 Health Care Index†	8.49	1.31
Russell 1000 Index	6.27	4.77

*	Date of inception 12/31/01
†	The Investment Manager believes the Russell 1000 Health Care Index more closely reflects the market sectors in which the Portfolio invests.

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 7.30% for the year ending December 31, 2005. The Portfolio’s benchmark, the Russell 1000 Health Care Index, returned 8.49% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Portfolio’s performance relative to its benchmark, the Russell 1000 Health Care Index.

Portfolio Highlights

For the year ending December 31, 2005

What helped performance during the year

•	Stock selection in Health Care Equipment and Supplies, Pharmaceuticals, and Health Care Providers and Services all contributed positively to performance.

•	Underweight positions relative to benchmark in Pharmaceutical holdings Pfizer Inc. and Johnson & Johnson were the largest individual holding contributors. Overweights in Pharmaceutical holdings Roche, Eisai and Astrazeneca and an underweight in Bristol Myers Squibb were also notable contributors.

•	Overweights in Pacificare Health Systems and Health Net Inc. in the Health Care Providers and Services sector were also positive contributors.

What hurt performance during the year

•	Stock selection in the Biotechnology sector hurt performance, particularly overweight positions in QLT Inc. and Amgen and underweight positions in Genentech and OSI Pharmaceuticals.

•	A large underweight relative to benchmark in the Health Care Providers and Services sector detracted from performance.

•	Overweight positions in Pharmaceutical holdings Elan PLC and Forest Labs and an underweight position in UnitedHealth Group also detracted from performance.

AXA PREMIER VIP HEALTH CARE PORTFOLIO

Sector Weightings as of 12/31/05	% of Net Assets
Pharmaceuticals	39.3%
Biotechnology	20.5
Health Care Equipment	17.2
Managed Health Care	9.2
Health Care Distributors	3.9
Health Care Services	3.1
Health Care Facilities	1.5
Health Care Supplies	1.2
Materials	0.5
Financials	0.4
Information Technology	0.3
Consumer Staples	0.3
Cash and Other	2.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES :

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period* 7/1/05 - 12/31/05
Class A
Actual	$1,000.00	$1,093.80	$7.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.85	7.43
Class B
Actual	1,000.00	1,091.60	9.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.59	8.69

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.46% and 1.71%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO ADVISERS

•	Pacific Investment Management Company LLC (PIMCO)

•	Post Advisory Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/05

	1 Year	5 Years	10 Years	Since Incept.*
Portfolio – A Shares	3.26%	6.32%	5.17%	7.53%
Portfolio – B Shares**	3.13	6.07	4.94	7.28
Credit Suisse First Boston High Yield Index	2.25	9.82	7.13	9.12
Merrill Lynch U.S. High Yield Master Cash Pay Only Index†	2.83	8.76	6.80	8.90

*	Date of inception 1/2/87
**	Investment operations commenced with respect to Class B shares on October 2, 1996. Returns shown for Class B shares prior to this period are derived from the historical performance of Class A shares adjusted to reflect the 12b-1 fees, applicable to Class B shares; Class A shares are not subject to any 12b-1 fees.
†	In 2005, the Portfolio changed its benchmark index to the Merrill Lynch U.S. High Yield Master Cash Pay Only Index, which the Investment Manager believes more closely reflects the market sectors in which the Portfolio invests.

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 3.26% for the year ending December 31, 2005. The Portfolio’s benchmark, the Merrill Lynch U.S. High Yield Master Cash Pay Only Index, returned 2.83% over the same period.

Portfolio Highlights

For the year ending December 31, 2005

What helped performance during the year

•	An underweight in ‘BB’ bonds, which underperformed ‘B’ issues, added to performance.

•	An overweight in Telecommunications with an emphasis on large-cap fixed line companies also contributed.

•	An allocation to emerging market bonds was positive for the Portfolio, as investors continued to be drawn to their improving credit fundamentals.

What hurt performance during the year

•	Exposure to the ‘BBB’ rated sector, which lagged the overall high yield market, detracted from performance.

•	Also detracting was exposure to low-to-mid rated electric generation companies within the Utility sector.

•	An underweight in the Finance/Insurance sector hurt performance, as these bonds were among the best performers.

AXA PREMIER VIP HIGH YIELD PORTFOLIO

Portfolio Characteristics

As of December 31, 2005

Weighted Average Life (Years)	6.7
Weighted Average Coupon (%)	8.0
Weighted Average Modified Duration (Years)*	4.2
Weighted Average Rating	BB-

*	Modified duration is a measure of the price sensitivity of the portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

Distribution of Assets by Sector as of 12/31/05	% of Net Assets
Corporate Bonds	92.1%
U.S. Government and Agency	3.2
Commercial Paper	2.4
Foreign Government Securities	1.5
Cash and Other	0.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period* 7/1/05 - 12/31/05
Class A
Actual	$1,000.00	$1,019.80	$3.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.37	3.87
Class B
Actual	1,000.00	1,018.50	5.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.11	5.14

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.76% and 1.01%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO ADVISERS

•	Alliance Capital Management L.P. (Bernstein Unit)

•	J.P. Morgan Investment Management Inc.

•	Marsico Capital Management LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/05

	1 Year	Since Inception*
Portfolio - A Shares	15.74%	9.93%
Portfolio - B Shares	15.47	9.68
MSCI EAFE Index	13.54	12.30

*	Date of inception 12/31/01

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 15.74% for the year ending December 31, 2005. The Portfolio’s benchmark, the MSCI EAFE Index, returned 13.54% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Portfolio’s performance relative to its benchmark, the MSCI EAFE Index.

Portfolio Highlights

For the year ending December 31, 2005

What helped performance during the year

•	Stock selection in the Energy sector was the largest relative contributor to performance for the year.

•	Stock selection in Financials (overweight positions in Japanese holdings Sumitomo Mitsui, Leopalace 21 Corp., ORIX Corp.) and Telecommunication Services (overweight position in Mexican holding America Movil S.A.) aided performance during the year.

•	In the Telecommunication Services sector, an underweight position relative to benchmark also helped performance.

•	In the Materials sector, holding Mexican firm Cemex S.A. also assisted performance.

What hurt performance during the year

•	Individual holdings were the key performance detractors, including overweight positions in French companies Thomson and JC DeCaux S.A. and Japanese company Trend Micro, Inc. Not holding Japanese companies Mizuho Financial Group and Softbank Corp. also detracted from performance.

•	An underweight position relative to benchmark in the Industrials sector was also a notable detractor from performance for the year.

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

Sector Weightings as of 12/31/05	% of Net Assets
Financials	24.9%
Consumer Discretionary	15.7
Energy	9.7
Information Technology	9.2
Industrials	8.9
Materials	8.4
Consumer Staples	7.8
Health Care	6.4
Utilities	3.6
Telecommunication Services	3.0
Cash and Other	2.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period* 7/1/05 - 12/31/05
Class A
Actual	$1,000.00	$1,176.70	$7.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.45	6.80
Class B
Actual	1,000.00	1,175.00	8.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.19	8.07

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.34% and 1.59%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO ADVISERS

•	Alliance Capital Management L.P. (Bernstein Unit)

•	Janus Capital Management LLC

•	Thornburg Investment Management, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/05

	1 Year	Since Inception*
Portfolio - A Shares	7.07%	4.09%
Portfolio - B Shares	6.70	3.83
S&P 500 Index	4.91	3.92

*	Date of inception 12/31/01

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 7.07% for the year ending December 31, 2005. The Portfolio’s benchmark, the S&P 500 Index, returned 4.91% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Portfolio’s performance relative to its benchmark, the S&P 500 Index.

Portfolio Highlights

For the year ending December 31, 2005

What helped performance during the year

•	Stock selection in Telecommunication Services was the greatest source of outperformance. NII Holdings Inc., a position not held by the benchmark, was the single largest relative contributor.

•	Stock selection in the Health Care, Information Technology and Financials sectors was also positive. Health Care contributors included Genentech and UnitedHealth Group. Information Technology holdings with positive contributions included Texas Instruments and Motorola. Chicago Mercantile Exchange was the most notable contributor in the Financials sector.

•	Positive contributions also came from Energy sector holdings Unocal Corp. and Petroleo Brasileiro S.A.

What hurt performance during the year

•	An overweight exposure in Consumer Discretionary was the greatest source of weakness. Broadband media holdings Comcast and DIRECTV were notable detractors in the sector.

•	An overweight position in Apple Computer and an underweight in Lexmark International also subtracted from performance.

•	Underweights in the Financials and Energy sectors were also detractors from annual performance.

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

Sector Weightings as of 12/31/05	% of Net Assets
Information Technology	16.5%
Financials	16.5
Health Care	16.5
Consumer Discretionary	14.2
Energy	8.3
Industrials	8.3
Consumer Staples	6.2
Telecommunication Services	4.6
Materials	2.6
Utilities	0.4
Cash and Other	5.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period* 7/1/05 - 12/31/05
Class A
Actual	$1,000.00	$1,067.40	$5.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.66	5.60
Class B
Actual	1,000.00	1,065.80	7.03
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.40	6.87

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.10% and 1.35%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

PORTFOLIO ADVISERS

•	Alliance Capital Management L.P.

•	RCM Capital Management LLC

•	TCW Investment Management Company

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/05

	1 Year	Since Inception*
Portfolio - A Shares	7.66%	0.99%
Portfolio - B Shares	7.52	0.74
Russell 1000 Growth Index	5.26	1.15

*	Date of inception 12/31/01

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 7.66% for the year ending December 31, 2005. The Portfolio’s benchmark, the Russell 1000 Growth Index, returned 5.26% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Portfolio’s performance relative to its benchmark, the Russell 1000 Growth Index.

Portfolio Highlights

For the year ending December 31, 2005

What helped performance during the year

•	Stock selection in the Health Care, Information Technology and Financials sectors contributed to annual performance.

•	Contributing Health Care holdings included Genentech, Alcon, Gilead Sciences, Teva Pharmaceutical and Amgen.

•	Information Technology contributors included Google, Marvell Technology Group, Apple Computers, Broadcom Corp and not holding IBM.

•	The Financials sector positive performers included Progressive Corp. and Legg Mason.

•	The only sectors contributing positively to performance were an underweight position in Consumer Staples and an overweight position in Financials.

What hurt performance during the year

•	Stock selection in the Consumer Discretionary, Industrials and Energy sectors detracted from annual performance.

•	Detracting Consumer Discretionary holdings included eBAY, XM Satellite Radio, Apollo Group and Harley Davidson.

•	Although stock selection in Information Technology was positive overall, certain individual holdings detracted from performance. These included Network Appliance Inc., Dell, Symantec Corp, Electronic Arts, Juniper Networks, and an underweight position in Texas Instruments.

•	Health Care holdings Elan PLC (overweight relative to benchmark) and Pfizer (underweight) also detracted from performance.

•	An underweight position in the Health Care sector and an overweight position in the Consumer Discretionary sector were negative.

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

Sector Weightings as of 12/31/05	% of Net Assets
Information Technology	34.5%
Health Care	20.3
Consumer Discretionary	16.1
Financials	14.6
Industrials	6.0
Consumer Staples	4.4
Energy	2.2
Cash and Other	1.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period* 7/1/05 - 12/31/05
Class A
Actual	$1,000.00	$1,108.70	$5.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.66	5.60
Class B
Actual	1,000.00	1,107.50	7.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.40	6.87

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.10% and 1.35%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

PORT FOLIO ADVISERS

•	Alliance Capital Management L.P.

•	MFS Investment Management

•	Institutional Capital Corporation

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/05

	1 Year	Since Inception*
Portfolio - A Shares	7.37%	6.80%
Portfolio - B Shares	7.10	6.53
Russell 1000 Value Index	7.05	8.19

*	Date of inception 12/31/01

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 7.37% for the year ending December 31, 2005. The Portfolio’s benchmark, the Russell 1000 Value Index, returned 7.05% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Portfolio’s performance relative to its benchmark, the Russell 1000 Value Index.

Portfolio Highlights

For the year ending December 31, 2005

What helped performance during the year

•	Security selection within the Energy sector contributed to results. Overweighting Energy firms Halliburton (not held by the benchmark), ConocoPhillips, Marathon Oil and Occidental Petroleum benefited the Portfolio.

•	A slight underweight for the year in the Energy sector also contributed to results, even though the sector was a strong performer in 2005.

•	In Health Care, underweighting weak performing pharmaceutical giant Pfizer bolstered performance as that stock underperformed the benchmark. An overweight position in Consumer Staples firm Altria Group added to results.

•	In some sectors, weighting differences contributed positively to performance. Underweights in Energy and Telecommunication Services and overweights in Industrials, Health Care and Information Technology all helped performance.

What hurt performance during the year

•	Stock selection among the Industrials and Materials sectors detracted from results. In the Industrial sector, overweight positions in Tyco International and Cendant Corp. were the leading detractors.

•	Within other sectors, holding underperforming mortgage giant Fannie Mae negatively impacted performance. Health Care holding Boston Scientific and Consumer Staples holding Avon Products (not benchmark constituents) also detracted from results. Not participating in the substantial run up in the shares of Energy firm Burlington Resources was detrimental to results.

•	An underweight position in the Utilities sector was also a detractor from performance.

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

Sector Weightings as of 12/31/05	% of Net Assets
Financials	23.8%
Industrials	13.9
Energy	11.9
Consumer Discretionary	11.5
Consumer Staples	9.4
Health Care	9.0
Information Technology	7.2
Telecommunication Services	4.0
Materials	3.7
Utilities	3.4
Cash and Other	2.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period* 7/1/05 - 12/31/05
Class A
Actual	$1,000.00	$1,057.30	$5.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.66	5.60
Class B
Actual	1,000.00	1,056.60	7.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.40	6.87

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.10% and 1.35%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

PORTFOLIO ADVISERS

•	Alliance Capital Management L.P.

•	Franklin Advisers, Inc.

•	Provident Investment Counsel, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/05

	1 Year	Since Inception*
Portfolio - A Shares	8.66%	1.90%
Portfolio - B Shares	8.41	1.64
Russell 2500 Growth Index	8.17	6.49
Russell Mid Cap Growth Index†	12.10	7.61

†	In 2005, the Portfolio changed its benchmark index to the Russell Mid Cap Growth Index, which the Investment Manager believes more closely reflects the market sectors in which the Portfolio invests.
*	Date of inception 12/31/01

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 8.66% for the year ending December 31, 2005. The Portfolio’s benchmark, the Russell Mid Cap Growth Index, returned 12.10% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Portfolio’s performance relative to its benchmark, the Russell Mid Cap Growth Index.

Portfolio Highlights

For the year ending December 31, 2005

What helped performance during the year

•	Stock selection in the Energy, Industrials and Financials sectors all contributed to performance for the year. CB Richard Ellis Group led the way in Financials. Overweights in Energy holdings Spinnaker Exploration, National Oilwell Varco and Grant Prideco Inc. also added to performance.

•	An overweight position relative to benchmark in the Energy sector and an underweight position in the Financials sector were positive contributors.

•	Other individual contributors included NII Holdings Inc., Macromedia Inc. and not holding Lexmark International.

What hurt performance during the year

•	Stock selection in the Health Care and Consumer Discretionary sectors detracted from performance. Detractors in Health Care included underweights in Celgene Corp., Express Scripts Inc. and Wellpoint Inc. An overweight in Petco Animal Supplies was the leading Consumer Discretionary detractor.

•	An overweight position in the Information Technology sector subtracted value.

•	Overweight positions in Information Technology holdings Avocent Corp., Flir Systems, Inc. and Alliance Data Systems also detracted.

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

Sector Weightings as of 12/31/05	% of Net Assets
Information Technology	26.6%
Health Care	17.5
Industrials	15.2
Consumer Discretionary	13.4
Energy	10.6
Financials	9.5
Materials	2.6
Telecommunication Services	2.1
Consumer Staples	0.5
Cash and Other	2.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period* 7/1/05 - 12/31/05
Class A
Actual	$1,000.00	$1,108.30	$7.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.40	6.87
Class B
Actual	1,000.00	1,105.80	8.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.14	8.13

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.35% and 1.60%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO ADVISERS

•	AXA Rosenberg Investment Management LLC

•	Wellington Management Company, LLP

•	TCW Investment Management Company

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/05

	1 Year	Since Inception*
Portfolio - A Shares	7.61%	7.02%
Portfolio - B Shares	7.29	6.74
Russell 2500 Value Index	7.74	14.37
Russell Mid Cap Value Index†	12.65	14.83

†	In 2005, the Portfolio changed its benchmark index to the Russell Mid Cap Value Index, which the Investment Manager believes more closely reflects the market sectors in which the Portfolio invests.
*	Date of inception 12/31/01

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 7.61% for the year ending December 31, 2005. The Portfolio’s benchmark, the Russell Mid Cap Value Index, returned 12.65% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Portfolio’s performance relative to its benchmark, the Russell Mid Cap Value Index.

Portfolio Highlights

For the year ending December 31, 2005

What helped performance during the year

•	Stock selection in the Industrials sector was the leading contributor to performance for the year, led by York International Corp., a position not held by the benchmark.

•	Leading individual holding contributions came from stocks not held in the benchmark, including National Semiconductor and Endo Pharmaceuticals. An overweight position relative to benchmark in Arch Coal and not holding Delphi Corp. also aided performance.

•	Overweight positions in the Health Care and Industrials sectors and underweights in the Consumer Staples and Financials sectors also added to performance.

What hurt performance during the year

•	Stock selection in the Health Care and Materials Care sectors was a leading detractor from performance for the year, although no single holding in either sector stood out.

•	An overweight position in the Consumer Discretionary sector detracted from performance.

•	Not holding Energy sector companies Valero Energy Corp, Marathon Oil Corp. and Unocal Corp. was a major detractor from performance, as these holdings all performed well for the benchmark.

•	Financial holding Doral Financial Corp., a position not held by the benchmark, was also a notable detractor.

•	Overweight positions in Information Technology stocks Lexmark International, Teradyne Inc. and Vishay Intertechnology were also detrimental to performance.

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

Sector Weightings as of 12/31/05	% of Net Assets
Financials	21.6%
Information Technology	18.9
Consumer Discretionary	15.6
Industrials	15.2
Health Care	8.3
Materials	5.9
Energy	4.9
Utilities	3.6
Consumer Staples	3.5
Telecommunication Services	0.5
Cash and Other	2.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period* 7/1/05 - 12/31/05
Class A
Actual	$1,000.00	$1,060.10	$6.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.70	6.56
Class B
Actual	1,000.00	1,058.70	8.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.39	7.88

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.30% and 1.55%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

PORTFOLIO ADVISERS

•	Firsthand Capital Management, Inc.

•	RCM Capital Management LLC

•	Wellington Management Company, LLP

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/05

	1 Year	Since Inception*
Portfolio - A Shares	11.54%	1.66%
Portfolio - B Shares	11.20	1.40
Russell 1000 Technology Index†	2.32	(1.27)
Russell 1000 Index	6.27	4.77

*	Date of inception 12/31/01

The Investment Manager believes the Russell 1000 Technology Index more closely reflects the market sectors in which the Portfolio invests.

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 11.54% for the year ending December 31, 2005. The Portfolio’s benchmark, the Russell 1000 Technology Index, returned 2.32% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Portfolio’s performance relative to its benchmark, the Russell 1000 Technology Index.

Portfolio Highlights

For the year ending December 31, 2005

What helped performance during the year

•	The leading contributor to annual performance was an overweight position in the Internet Software & Services sector, led by top holding Google, Inc.

•	Stock selection in Computers & Peripherals was also strong, led by SanDisk Corp., Dell, Inc. and IBM.

•	Software sector holding Red Hat Inc. was a notable contributor.

•	Strong stock selection contributions also came from the Communications Equipment, Software, and Semiconductor & Semiconductor Equipment sectors.

What hurt performance during the year

•	The leading detractor from annual performance was stock selection in the Internet Software & Services sector, including holding VeriSign, Inc.

•	Underweight positions in Hewlett-Packard Co. and Apple Computer, Inc. led individual holding detractors. Overweight positions in eBAY and Elan PLC were also negative.

•	Stock selection in Internet & Catalog Retail was also a notable detractor.

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

Sector Weightings as of 12/31/05	% of Net Assets
Semiconductors & Semiconductor Equipment	20.6%
Software	19.7
Computers & Peripherals	11.5
Internet Software & Services	10.8
Communications Equipment	10.4
Consumer Discretionary	6.8
IT Services	5.2
Electronic Equipment & Instruments	4.9
Energy	3.3
Health Care	1.5
Industrials	1.0
Office Electronics	0.1
Telecommunication Services	0.1
Cash and Other	4.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2005 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period* 7/1/05 - 12/31/05
Class A
Actual	$1,000.00	$1,161.80	$7.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.00	7.27
Class B
Actual	1,000.00	1,159.90	9.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.74	8.54

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.43% and 1.68%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2005

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio*‡	174,744	$4,781,418
AXA Premier VIP Core Bond Portfolio‡	3,542,430	36,300,838
AXA Premier VIP High Yield Portfolio‡	2,325,466	12,717,177
AXA Premier VIP Large Cap Core Equity Portfolio‡	16,346	176,308
AXA Premier VIP Large Cap Value Portfolio‡	50,323	563,032
AXA Premier VIP Mid Cap Value Portfolio‡	2,124	20,694
EQ/Alliance Quality Bond Portfolio‡	1,251,829	12,538,958
EQ/Bernstein Diversified Value Portfolio‡	1,781,761	25,849,582
EQ/Long Term Bond Portfolio‡	1,976,168	26,761,725
EQ/Marsico Focus Portfolio‡	703,947	11,163,214
EQ/Mercury Basic Value Equity Portfolio‡	384,057	5,783,539
EQ/Money Market Portfolio‡	20,245	20,245
EQ/Short Duration Bond Portfolio‡	8,003,796	79,559,357

Total Investments (97.8%) (Cost $216,924,816)		216,236,087
Other Assets Less Liabilities (2.2%)		4,816,437

Net Assets (100%)		$221,052,524

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

Investments in companies which were affiliates for the year ended December 31, 2005, were as follows:

Securities	Market Value December 31, 2004	Purchases at Cost	Sales at Cost	Market Value December 31, 2005	Dividend Income	Realized Gain (Loss)
AXA Premier VIP Aggressive Equity Portfolio	$7,621,719	$6,442,995	$9,055,638	$4,781,418	$—	$724,107
AXA Premier VIP Core Bond Portfolio	56,972,353	54,236,305	74,694,185	36,300,838	2,281,607	(695,727)
AXA Premier VIP High Yield Portfolio	11,268,478	13,607,270	11,583,521	12,717,177	998,530	27,206
AXA Premier VIP Large Cap Core Equity Portfolio	—	1,470,523	1,290,854	176,308	500	27,875
AXA Premier VIP Large Cap Value Portfolio	—	2,097,950	1,519,396	563,032	4,160	12,646
AXA Premier VIP Mid Cap Growth Portfolio	2,997,882	1,827,092	4,496,887	—	—	313,709
AXA Premier VIP Mid Cap Value Portfolio	4,468,790	3,146,615	7,320,452	20,694	—	462,445
EQ/Alliance Quality Bond Portfolio	18,985,955	18,727,669	25,172,608	12,538,958	468,492	28,585
EQ/Alliance Large Cap Growth Portfolio	1,527,924	—	1,405,705	—	—	123,228
EQ/Bernstein Diversified Value Portfolio	—	29,820,907	4,056,486	25,849,582	352,699	515,794
EQ/Lazard Small Cap Value Portfolio	1,500,434	531,543	1,997,943	—	—	54,073
EQ/Long Term Bond Portfolio	—	34,649,763	7,184,304	26,761,725	542,746	71,633
EQ/Marsico Focus Portfolio	5,693,384	6,277,887	1,559,122	11,163,214	10,813	483,736
EQ/Mercury Basic Value Equity Portfolio	—	9,409,849	3,566,380	5,783,539	66,145	270,913
EQ/Money Market Portfolio	—	20,233	—	20,245	233	—
EQ/Short Duration Bond	—	100,811,137	20,712,189	79,559,357	1,043,683	(8,038)

	$111,036,919	$283,077,738	$175,615,670	$216,236,087	$5,769,608	$2,412,185

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2005

Investment security transactions for the year ended December 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$283,077,738
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$177,667,382

As of December 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,799,171
Aggregate gross unrealized depreciation	(3,092,436)

Net unrealized depreciation	$(1,293,265)

Federal income tax cost of investments	$217,529,352

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2005

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio*‡	359,968	$9,849,595
AXA Premier VIP Core Bond Portfolio‡	5,792,219	59,355,412
AXA Premier VIP High Yield Portfolio‡	4,581,825	25,056,425
AXA Premier VIP Large Cap Core Equity Portfolio‡	593,320	6,399,674
AXA Premier VIP Large Cap Value Portfolio‡	951,309	10,643,524
AXA Premier VIP Mid Cap Growth Portfolio‡	2,382	21,712
AXA Premier VIP Mid Cap Value Portfolio‡	2,115	20,607
EQ/Alliance Quality Bond Portfolio‡	2,043,304	20,466,782
EQ/Bernstein Diversified Value Portfolio‡	5,140,570	74,578,770
EQ/Lazard Small Cap Value Portfolio‡	940,087	12,565,424
EQ/Long Term Bond Portfolio‡	3,221,350	43,624,260
EQ/Marsico Focus Portfolio‡	4,033,593	63,964,877
EQ/Mercury Basic Value Equity Portfolio‡	2,109,254	31,763,420
EQ/Money Market Portfolio‡	20,245	20,245
EQ/Short Duration Bond Portfolio‡	13,142,387	130,637,987

Total Investment Companies (99.7%) (Cost $488,496,206)		488,968,714

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.2%)
JPMorgan Chase Nassau 3.68%, 1/3/06 (Cost $909,812)	$909,812	909,812

Total Investments (99.9%) (Cost $489,406,018)		489,878,526
Other Assets Less Liabilities (0.1%)		587,304

Net Assets (100%)		$490,465,830

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

Investments in companies which were affiliates for the year ended December 31, 2005, were as follows:

Securities	Market Value December 31, 2004	Purchases at Cost	Sales at Cost	Market Value December 31, 2005	Dividend Income	Realized Gain (Loss)
AXA Premier VIP Aggressive Equity Portfolio	$23,163,107	$15,617,018	$27,738,299	$9,849,595	$—	$2,458,645
AXA Premier VIP Core Bond Portfolio	78,102,188	62,324,827	80,692,530	59,355,412	2,878,842	(597,180)
AXA Premier VIP High Yield Portfolio	21,583,266	20,157,088	15,368,183	25,056,425	1,929,349	168,781
AXA Premier VIP Large Cap Core Equity Portfolio	—	6,718,501	283,683	6,399,674	15,562	116,317
AXA Premier VIP Large Cap Value Portfolio	—	11,298,844	287,320	10,643,524	63,775	316,622
AXA Premier VIP Mid Cap Growth Portfolio	11,400,533	5,216,771	15,470,788	21,712	—	1,162,410
AXA Premier VIP Mid Cap Value Portfolio	17,057,420	8,635,025	24,712,303	20,607	—	1,653,553
EQ/Alliance Large Cap Growth Portfolio	4,866,593	—	4,482,953	—	—	424,239
EQ/Alliance Quality Bond Portfolio	26,023,444	20,591,600	26,122,582	20,466,782	749,976	(43,390)
EQ/Bernstein Diversified Value Portfolio	—	75,900,870	933,682	74,578,770	1,013,584	1,422,357
EQ/Lazard Small Cap Value Portfolio	5,724,992	7,816,762	387,046	12,565,424	55,492	988,552
EQ/Long Term Bond Portfolio	—	45,577,997	727,552	43,624,260	867,217	311,497
EQ/Marsico Focus Portfolio	17,187,837	46,363,967	3,761,917	63,964,877	61,655	1,951,758
EQ/Mercury Basic Value Equity Portfolio	11,024,944	25,067,336	3,567,463	31,763,420	351,424	1,410,163
EQ/Money Market Portfolio	—	20,233	—	20,245	233	—
EQ/Short Duration Portfolio Bond	—	133,574,282	2,012,583	130,637,987	1,683,141	(553)

	$216,134,324	$484,881,121	$206,548,884	$488,968,714	$9,670,250	$11,743,771

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2005

Investment security transactions for the year ended December 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$484,881,121
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$217,066,751

As of December 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,894,675
Aggregate gross unrealized depreciation	(6,647,247)

Net unrealized appreciation	$247,428

Federal income tax cost of investments	$489,631,098

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2005

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio*‡	9,855,130	$269,659,975
AXA Premier VIP Core Bond Portfolio‡	67,543,491	692,147,765
AXA Premier VIP High Yield Portfolio‡	66,852,571	365,593,732
AXA Premier VIP Large Cap Core Equity Portfolio‡	12,848,183	138,583,252
AXA Premier VIP Large Cap Value Portfolio‡	15,247,657	170,595,278
AXA Premier VIP Mid Cap Growth Portfolio‡	19,840,256	180,872,503
AXA Premier VIP Mid Cap Value Portfolio‡	26,162,695	254,866,599
EQ/Alliance Large Cap Growth Portfolio*‡	33,409,346	262,138,198
EQ/Alliance Quality Bond Portfolio‡	106,582,571	1,067,585,762
EQ/Bernstein Diversified Value Portfolio‡	40,668,463	590,013,219
EQ/Lazard Small Cap Value Portfolio‡	16,589,862	221,743,882
EQ/Long Term Bond Portfolio‡	17,726,995	240,063,032
EQ/Marsico Focus Portfolio‡	31,178,517	494,430,130
EQ/Mercury Basic Value Equity Portfolio‡	60,528,278	911,499,882
EQ/Money Market Portfolio‡	20,245	20,245
EQ/Short Duration Bond Portfolio‡	71,638,598	712,102,163

Total Investment Companies (100.0%) (Cost $6,334,596,699)		6,571,915,617

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau 3.68%, 1/3/06 (Amortized Cost $5,337,130)	$5,337,130	5,337,130

Total Investments (100.1%) (Cost/Amortized Cost $6,339,933,829)		6,577,252,747
Other Assets Less Liabilities (-0.1%)		(6,451,880)

Net Assets (100%)		$6,570,800,867

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2005

Investments in companies which were affiliates for the year ended December 31, 2005, were as follows:

Securities	Market Value December 31, 2004	Purchases at Cost	Sales at Cost	Market Value December 31, 2005	Dividend Income	Realized Gain (Loss)
AXA Premier VIP Aggressive Equity Portfolio	$600,522,546	$40,035,131	$306,104,278	$269,659,975	$—	$99,022,433
AXA Premier VIP Core Bond Portfolio	652,429,423	172,612,779	119,989,065	692,147,765	26,802,554	72,015
AXA Premier VIP High Yield Portfolio	543,160,414	56,875,868	203,399,786	365,593,732	28,781,039	18,350,538
AXA Premier VIP Large Cap Core Equity Portfolio	—	138,011,545	205,323	138,583,252	378,124	2,851,464
AXA Premier VIP Large Cap Value Portfolio	—	176,817,313	1,236,069	170,595,278	1,151,770	5,592,210
AXA Premier VIP Mid Cap Growth Portfolio	290,804,855	38,928,381	112,520,866	180,872,503	—	55,735,262
AXA Premier VIP Mid Cap Value Portfolio	686,991,200	100,918,422	385,684,006	254,866,599	—	186,889,455
EQ/Alliance Large Cap Growth Portfolio	370,247,784	—	120,417,279	262,138,198	—	32,733,105
EQ/Alliance Quality Bond Portfolio	1,263,879,974	104,567,013	278,966,975	1,067,585,762	39,856,435	9,213,340
EQ/Bernstein Diversified Value Portfolio	—	593,452,474	1,763,347	590,013,219	7,858,188	8,268,093
EQ/Lazard Small Cap Value Portfolio	228,982,245	73,323,593	57,854,098	221,743,882	1,043,454	32,754,244
EQ/Long Term Bond Portfolio	—	248,004,801	2,305,384	240,063,032	4,812,092	1,643,290
EQ/Marsico Focus Portfolio	430,865,642	108,376,907	67,043,336	494,430,130	478,882	30,921,846
EQ/Mercury Basic Value Equity Portfolio	432,347,390	497,157,259	639,006	911,499,882	10,289,818	39,349,221
EQ/Money Market Portfolio	—	20,233	—	20,245	233	—
EQ/Short Duration Bond Portfolio	—	722,520,401	5,283,157	712,102,163	9,197,925	(1,227)

	$5,500,231,473	$3,071,622,120	$1,663,411,975	$6,571,915,617	$130,650,514	$523,395,289

Investment security transactions for the year ended December 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$3,071,622,120
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,150,322,526

As of December 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$295,247,842
Aggregate gross unrealized depreciation	(58,375,099)

Net unrealized appreciation	$236,872,743

Federal income tax cost of investments	$6,340,380,004

The Portfolio has a net capital loss carryforward of $209,990,440, of which $294,742 expires in the year 2008, $130,468,216 expires in the year 2009, and $79,227,482 expires in the year 2011.

The Portfolio utilized net capital loss carryforward of $484,653,330 during 2005.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2005

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio*‡	5,983,060	$163,710,870
AXA Premier VIP Core Bond Portfolio‡	30,415,471	311,680,663
AXA Premier VIP International Equity Portfolio‡	21,630,479	281,818,054
AXA Premier VIP Large Cap Core Equity Portfolio‡	9,488,487	102,344,861
AXA Premier VIP Large Cap Value Portfolio‡	7,351,785	82,253,937
AXA Premier VIP Mid Cap Growth Portfolio‡	2,665,311	24,298,144
AXA Premier VIP Mid Cap Value Portfolio‡	4,667,034	45,464,396
EQ/Alliance Large Cap Growth Portfolio*‡	2,574,670	20,201,516
EQ/Alliance Quality Bond Portfolio‡	10,633,807	106,513,671
EQ/Bernstein Diversified Value Portfolio‡	26,130,884	379,103,750
EQ/Capital Guardian International Portfolio‡	8,260,067	103,001,830
EQ/Lazard Small Cap Value Portfolio‡	13,490,601	180,318,451
EQ/Long Term Bond Portfolio‡	9,069,098	122,815,808
EQ/Marsico Focus Portfolio‡	17,654,819	279,970,805
EQ/Mercury Basic Value Equity Portfolio‡	18,624,544	280,468,409
EQ/Mercury International Value Portfolio‡	11,082,194	157,375,947
EQ/Short Duration Bond Portfolio‡	23,276,928	231,377,374
EQ/Van Kampen Emerging Markets Equity Portfolio‡	9,061,821	116,638,590

Total Investment Companies (99.9%) (Cost $2,904,122,298)		2,989,357,076

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.2%)
JPMorgan Chase Nassau 3.68%, 1/3/06 (Amortized Cost $6,820,683)	$6,820,683	6,820,683

Total Investments (100.1%) (Cost/Amortized Cost $2,910,942,981)		2,996,177,759
Other Assets Less Liabilities (-0.1%)		(2,013,276)

Net Assets (100%)		$2,994,164,483

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2005

Investments in companies which were affiliates for the year ended December 31, 2005, were as follows:

Securities	Market Value December 31, 2004	Purchases at Cost	Sales at Cost	Market Value December 31, 2005	Dividend Income	Realized Gain (Loss)
AXA Premier VIP Aggressive Equity Portfolio	$107,893,094	$89,412,290	$45,670,354	$163,710,870	$—	$5,149,646
AXA Premier VIP Core Bond Portfolio	124,787,357	192,547,920	2,018,855	311,680,663	8,067,090	(18,855)
AXA Premier VIP High Yield Portfolio	49,101,566	34,146,709	83,650,663	—	31,895	1,407,662
AXA Premier VIP International Equity Portfolio	196,038,731	163,498,301	87,673,990	281,818,054	4,289,718	28,861,449
AXA Premier VIP Large Cap Core Equity Portfolio	—	102,554,136	—	102,344,861	256,468	1,934,934
AXA Premier VIP Large Cap Value Portfolio	—	84,812,453	—	82,253,937	475,020	2,298,025
AXA Premier VIP Mid Cap Growth Portfolio	51,720,557	38,043,679	60,645,294	24,298,144	—	9,383,569
AXA Premier VIP Mid Cap Value Portfolio	96,631,447	83,441,866	124,098,670	45,464,396	—	20,206,622
EQ/Alliance Large Cap Growth Portfolio	17,533,638	—	—	20,201,516	—	—
EQ/Alliance Quality Bond Portfolio	41,584,041	67,958,159	624,355	106,513,671	3,865,202	192,786
EQ/Bernstein Diversified Value Portfolio	—	384,743,818	5,913,215	379,103,750	5,043,214	5,546,168
EQ/Capital Guardian International Portfolio	64,827,210	30,611,356	5,694,625	103,001,830	1,595,098	420,702
EQ/Lazard Small Cap Value Portfolio	32,402,986	156,448,747	—	180,318,451	762,630	12,612,269
EQ/Long Term Bond Portfolio	—	126,507,228	—	122,815,808	2,414,998	864,092
EQ/Marsico Focus Portfolio	80,047,249	179,322,340	—	279,970,805	264,221	5,392,193
EQ/Mercury Basic Value Equity Portfolio	150,170,817	168,858,431	33,233,006	280,468,409	3,173,185	12,697,610
EQ/Mercury International Value Portfolio	—	152,553,113	—	157,375,947	2,302,141	—
EQ/Short Duration Bond Portfolio	—	233,182,724	—	231,377,374	2,940,357	446
EQ/Van Kampen Emerging Markets Equity Portfolio	—	105,050,261	—	116,638,590	787,064	3,574,197

	$1,012,738,693	$2,393,693,531	$449,223,027	$2,989,357,076	$36,268,301	$110,523,515

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2005

Investment security transactions for the year ended December 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,393,693,531
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$543,712,694

As of December 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$116,122,886
Aggregate gross unrealized depreciation	(30,941,772)

Net unrealized appreciation	$85,181,114

Federal income tax cost of investments	$2,910,996,645

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2005

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio*‡	1,158,629	$31,702,878
AXA Premier VIP Core Bond Portfolio‡	2,585,543	26,495,192
AXA Premier VIP International Equity Portfolio‡	5,523,793	71,968,100
AXA Premier VIP Large Cap Core Equity Portfolio‡	1,521,553	16,411,792
AXA Premier VIP Large Cap Value Portfolio‡	2,238,677	25,046,979
AXA Premier VIP Mid Cap Growth Portfolio‡	2,462	22,443
AXA Premier VIP Mid Cap Value Portfolio‡	2,201	21,439
EQ/Alliance Large Cap Growth Portfolio*‡	1,018,963	7,995,040
EQ/Alliance Quality Bond Portfolio‡	810,959	8,122,977
EQ/Bernstein Diversified Value Portfolio‡	8,247,881	119,659,279
EQ/Capital Guardian International Portfolio‡	1,262,158	15,738,922
EQ/Lazard Small Cap Value Portfolio‡	4,914,502	65,688,360
EQ/Marsico Focus Portfolio‡	6,018,448	95,440,789
EQ/Mercury Basic Value Equity Portfolio‡	3,070,255	46,235,206
EQ/Mercury International Value Portfolio‡	4,680,765	66,470,574
EQ/Van Kampen Emerging Markets Equity Portfolio‡	2,577,135	33,171,417

Total Investment Companies (100.4%) (Cost $599,997,748)		630,191,387

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.2%)
JPMorgan Chase Nassau 3.68%, 1/3/06 (Amortized Cost $1,598,146)	$1,598,146	1,598,146

Total Investments (100.6%) (Cost/Amortized Cost $601,595,894)		631,789,533
Other Assets Less Liabilities (-0.6%)		(4,070,682)

Net Assets (100%)		$627,718,851

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2005

Investments in companies which were affiliates for the year ended December 31, 2005, were as follows:

Securities	Market Value December 31, 2004	Purchases at Cost	Sales at Cost	Market Value December 31, 2005	Dividend Income	Realized Gain (Loss)
AXA Premier VIP Aggressive Equity Portfolio	$47,659,302	$38,068,977	$52,876,816	$31,702,878	$—	$3,834,443
AXA Premier VIP Core Bond Portfolio	17,234,814	19,347,584	9,770,966	26,495,192	812,242	58,489
AXA Premier VIP International Equity Portfolio	28,399,907	40,392,358	617,638	71,968,100	1,054,613	3,684,823
AXA Premier VIP Large Cap Core Equity Portfolio	—	16,526,743	7,939	16,411,792	39,736	300,036
AXA Premier VIP Large Cap Value Portfolio	—	25,880,685	15,872	25,046,979	151,065	731,313
AXA Premier VIP Mid Cap Growth Portfolio	24,968,393	12,585,210	35,191,481	22,443	—	1,703,160
AXA Premier VIP Mid Cap Value Portfolio	23,384,547	13,294,812	35,416,074	21,439	—	1,599,357
EQ/Alliance Large Cap Growth Portfolio	9,675,906	—	2,543,637	7,995,040	—	206,363
EQ/Alliance Quality Bond Portfolio	5,741,720	6,422,734	3,901,110	8,122,977	293,784	48,755
EQ/Bernstein Diversified Value Portfolio	—	118,833,986	1,728	119,659,279	1,593,435	1,695,305
EQ/Capital Guardian International Portfolio	9,498,624	4,307,806	106,729	15,738,922	243,735	24,019
EQ/Lazard Small Cap Value Portfolio	7,850,773	60,532,390	729,046	65,688,360	277,060	4,507,397
EQ/Marsico Focus Portfolio	35,633,546	60,681,199	7,309,308	95,440,789	90,937	2,858,336
EQ/Mercury Basic Value Equity Portfolio	36,288,037	42,098,350	30,666,766	46,235,206	521,084	1,922,875
EQ/Mercury International Value Portfolio	—	61,500,338	7,009	66,470,574	1,050,243	467
EQ/Van Kampen Emerging Markets Equity Portfolio	—	28,763,673	94,068	33,171,417	225,843	1,034,909

	$246,335,569	$549,236,845	$179,256,187	$630,191,387	$6,353,777	$24,210,047

Investment security transactions for the year ended December 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$549,236,845
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$200,145,240

As of December 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,160,384
Aggregate gross unrealized depreciation	(4,056,472)

Net unrealized appreciation	$30,103,912

Federal income tax cost of investments	$601,685,621

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2005

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (21.4%)
Automobiles (1.2%)
Harley-Davidson, Inc.^	370,400	$19,071,896
Toyota Motor Corp. (ADR)	97,929	10,245,332

		29,317,228

Hotels, Restaurants & Leisure (5.1%)
Cheesecake Factory, Inc.*	73,520	2,748,913
Four Seasons Hotels, Inc.^	279,272	13,893,782
Great Canadian Gaming Corp.*	91,880	1,288,357
Hilton Group plc	344,040	2,146,943
International Game Technology	723,120	22,257,634
Kerzner International Ltd.*^	36,400	2,502,500
Las Vegas Sands Corp.*^	36,230	1,429,998
MGM MIRAGE*	491,902	18,038,046
Starbucks Corp.*	593,740	17,818,137
Station Casinos, Inc.	48,590	3,294,402
Wynn Resorts Ltd.*^	648,637	35,577,739

		120,996,451

Household Durables (1.0%)
Harman International Industries, Inc.	96,960	9,487,536
Lennar Corp., Class A	229,046	13,976,387

		23,463,923

Internet & Catalog Retail (7.2%)
Amazon.com, Inc.*^	1,358,584	64,057,236
Audible, Inc.*^	832,520	10,689,557
eBay, Inc.*	1,031,258	44,601,908
Expedia, Inc.*^	1,125,900	26,976,564
IAC/InterActiveCorp*^	520,800	14,743,848
Shanda Interactive Entertainment Ltd. (ADR)*^	730,398	11,131,266
Submarino S.A. (GDR)* § (b)	12,850	456,668

		172,657,047

Media (3.1%)
DIRECTV Group, Inc.*	1,261,500	17,812,380
Getty Images, Inc.*^	130,210	11,623,847
Grupo Televisa S.A. (ADR)^	108,760	8,755,180
Pixar*^	61,800	3,258,096
Playboy Enterprises, Inc., Class B*^	96,650	1,342,468
XM Satellite Radio Holdings, Inc., Class A*^	1,184,779	32,320,771

		75,112,742

Multiline Retail (0.3%)
Kohl’s Corp.*	84,800	4,121,280
Target Corp.	53,020	2,914,509

		7,035,789

Specialty Retail (3.0%)
Aeropostale, Inc.*^	97,100	2,553,730
Best Buy Co., Inc.	72,870	3,168,388
Chico’s FAS, Inc.*^	67,940	2,984,604
Circuit City Stores, Inc.	146,770	3,315,534
Home Depot, Inc.	361,021	14,614,130
Lowe’s Cos., Inc.	556,710	37,110,289
Petsmart, Inc.	105,780	2,714,315
Urban Outfitters, Inc.*^	150,510	3,809,408
Williams-Sonoma, Inc.*	44,000	1,898,600

		72,168,998

Textiles, Apparel & Luxury Goods (0.5%)
NIKE, Inc., Class B	133,600	11,595,144

Total Consumer Discretionary		512,347,322

Consumer Staples (2.6%)
Beverages (0.3%)
PepsiCo, Inc.	121,320	$7,167,586

Food & Staples Retailing (0.7%)
CVS Corp.	250,094	6,607,484
Wal-Mart de Mexico S.A. de C.V., Series V	319,280	1,770,835
Walgreen Co.	134,209	5,940,090
Whole Foods Market, Inc.	24,680	1,909,985

		16,228,394

Food Products (0.1%)
Cadbury Schweppes plc	331,370	3,125,992

Household Products (1.5%)
Procter & Gamble Co.	602,664	34,882,192

Total Consumer Staples		61,404,164

Energy (1.6%)
Energy Equipment & Services (1.4%)
BJ Services Co.	132,890	4,873,076
ENSCO International, Inc.	102,940	4,565,389
GlobalSantaFe Corp.	180,850	8,707,928
National Oilwell Varco, Inc.*	101,750	6,379,725
Noble Corp.	72,550	5,117,677
Smith International, Inc.	89,930	3,337,302

		32,981,097

Oil & Gas (0.2%)
EOG Resources, Inc.	44,700	3,279,639
Peabody Energy Corp.	32,600	2,686,892

		5,966,531

Total Energy		38,947,628

Financials (12.9%)
Capital Markets (4.3%)
Ameritrade Holding Corp.*	415,840	9,980,160
Franklin Resources, Inc.	39,170	3,682,372
Goldman Sachs Group, Inc.	380,932	48,648,826
Greenhill & Co., Inc.^	44,060	2,474,410
Legg Mason, Inc.	100,150	11,986,953
Lehman Brothers Holdings, Inc.	32,096	4,113,744
UBS AG (Registered)	229,861	21,871,274

		102,757,739

Consumer Finance (1.4%)
SLM Corp.	592,261	32,627,658

Diversified Financial Services (4.4%)
Calamos Asset Management, Inc., Class A^	212,130	6,671,489
Chicago Mercantile Exchange
Holdings, Inc.	97,349	35,774,784
Citigroup, Inc.	567,200	27,526,216
Deutsche Boerse AG	30,560	3,115,186
Euronext NV	67,130	3,484,060
IntercontinentalExchange, Inc.*	55,850	2,030,148
International Securities Exchange, Inc.*^	437,572	12,041,981
Lazard Ltd., Class A^	85,410	2,724,579
Nasdaq Stock Market, Inc.*	331,236	11,652,882

		105,021,325

Insurance (1.4%)
ACE Ltd.	113,630	6,072,387
American International Group, Inc.	395,700	26,998,611

		33,070,998

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2005

	Number of Shares	Value (Note 1)
Real Estate (0.0%)
Cyrela Brazil Realty S.A. (GDR)^§(b)	960	$131,535

Thrifts & Mortgage Finance (1.4%)
Countrywide Financial Corp.	1,012,820	34,628,316

Total Financials		308,237,571

Health Care (17.6%)
Biotechnology (8.3%)
Affymetrix, Inc.*^	322,933	15,420,051
Amgen, Inc.*	230,434	18,172,025
Applera Corp.- Celera Genomics Group*	1,330,740	14,584,910
Celgene Corp.*^	52,240	3,385,152
Cepheid, Inc.*^	1,827,290	16,043,606
Compugen Ltd.*	1,378,450	5,872,197
Curis, Inc.*^‡	3,101,492	11,041,311
CV Therapeutics, Inc.*^	11,040	273,019
deCODE genetics, Inc.*^	1,116,000	9,218,160
Gen-Probe, Inc.*	63,320	3,089,383
Genentech, Inc.*	498,150	46,078,875
Genzyme Corp.*	94,842	6,712,917
Gilead Sciences, Inc.*	263,560	13,871,163
Human Genome Sciences, Inc.*^	64,600	552,976
ImClone Systems, Inc.*^	66,290	2,269,770
Keryx Biopharmaceuticals, Inc.*^	19,120	279,917
Luminex Corp.*	311,600	3,620,792
MedImmune, Inc.*	111,980	3,921,539
Memory Pharmaceuticals Corp.*^	1,336,100	3,046,308
Myriad Genetics, Inc.*^	271,320	5,643,456
Neurochem, Inc.*^	23,900	341,053
Neurocrine Biosciences, Inc.*^	78,230	4,907,368
Senomyx, Inc.*^	533,500	6,466,020
Vertex Pharmaceuticals, Inc.*^	182,900	5,060,843

		199,872,811

Health Care Equipment & Supplies (3.1%)
Advanced Medical Optics, Inc.*	172,710	7,219,278
Alcon, Inc.	63,700	8,255,520
Cytyc Corp.*^	527,340	14,886,808
Given Imaging Ltd.*^	636,610	16,613,611
Medtronic, Inc.	143,172	8,242,412
Millipore Corp.*	126,230	8,336,230
Resmed, Inc.*^	52,020	1,992,886
St. Jude Medical, Inc.*	168,450	8,456,190

		74,002,935

Health Care Providers & Services (4.3%)
Aetna, Inc.	204,200	19,258,102
UnitedHealth Group, Inc.	1,199,285	74,523,570
WellPoint, Inc.*	104,120	8,307,735

		102,089,407

Pharmaceuticals (1.9%)
Allergan, Inc.	90,210	9,739,072
Johnson & Johnson	88,950	5,345,895
Pfizer, Inc.	588,500	13,723,820
Roche Holding AG	65,570	9,815,972
Teva Pharmaceutical Industries Ltd. (ADR)	166,060	7,142,241

		45,767,000

Total Health Care		421,732,153

Industrials (6.8%)
Air Freight & Logistics (2.0%)
FedEx Corp.	440,202	45,512,485
UTI Worldwide, Inc.	33,250	3,086,930

		48,599,415

Commercial Services & Supplies (1.2%)
Apollo Group, Inc., Class A*	207,776	$12,562,137
Corporate Executive Board Co.	43,170	3,872,349
ITT Educational Services, Inc.*^	44,520	2,631,577
Monster Worldwide, Inc.*	62,000	2,530,840
Strayer Education, Inc.^	37,450	3,509,065
Universal Technical Institute, Inc.*^	78,680	2,434,359

		27,540,327

Electrical Equipment (0.9%)
Energy Conversion Devices, Inc.*^	268,369	10,936,037
Plug Power, Inc.*^	1,238,800	6,355,044
Rockwell Automation, Inc.	55,200	3,265,632

		20,556,713

Industrial Conglomerates (0.8%)
General Electric Co.	522,970	18,330,099

Machinery (1.3%)
Caterpillar, Inc.	487,685	28,173,562
ITT Industries, Inc.	32,460	3,337,537

		31,511,099

Road & Rail (0.6%)
Burlington Northern Santa Fe Corp.	214,157	15,166,599

Total Industrials		161,704,252

Information Technology (32.1%)
Communications Equipment (7.7%)
Cisco Systems, Inc.*	638,400	10,929,408
Corning, Inc.*	334,890	6,583,937
F5 Networks, Inc.*^	76,600	4,380,754
JDS Uniphase Corp.*	8,461,738	19,969,702
Juniper Networks, Inc.*	1,611,405	35,934,332
Motorola, Inc.	750,424	16,952,078
Nokia Oyj (ADR)	2,158,380	39,498,354
QUALCOMM, Inc.	1,079,716	46,514,165
Research In Motion Ltd.*^	36,730	2,424,547

		183,187,277

Computers & Peripherals (4.9%)
Apple Computer, Inc.*	583,813	41,970,317
Dell, Inc.*	832,772	24,974,832
EMC Corp.*	634,420	8,640,800
Logitech International SA (ADR)*^	83,700	3,914,649
M-Systems Flash Disk Pioneers Ltd.*^	136,380	4,516,906
Network Appliance, Inc.*	668,059	18,037,593
SanDisk Corp.*	104,590	6,570,344
Sun Microsystems, Inc.*	1,941,780	8,136,058

		116,761,499

Electronic Equipment & Instruments (0.6%)
AU Optronics Corp. (ADR)^	215,860	3,240,059
LG.Philips LCD Co., Ltd. (ADR)*^	149,970	3,218,356
Mechanical Technology, Inc.*^	1,425,770	3,992,156
Trimble Navigation Ltd.*	142,900	5,071,521

		15,522,092

Internet Software & Services (7.9%)
Akamai Technologies, Inc.*^	317,408	6,325,941
CNET Networks, Inc.*	1,214,262	17,837,509
Equinix, Inc.*^	168,293	6,859,623
Google, Inc., Class A*	168,167	69,765,761
RealNetworks, Inc.*	1,920,520	14,903,235
Rediff.com India Ltd.* (ADR)^	403,531	7,227,240
VeriSign, Inc.*	695,752	15,250,884
Yahoo!, Inc.*	1,268,748	49,709,547

		187,879,740

IT Services (0.7%)
Accenture Ltd., Class A	413,100	11,926,197
CheckFree Corp.*	13,600	624,240

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2005

	Number of Shares	Value (Note 1)
Cognizant Technology Solutions Corp., Class A*	25,600	$1,288,960
DST Systems, Inc.*^	62,160	3,724,006

		17,563,403

Semiconductors & Semiconductor Equipment (5.2%)
Advanced Micro Devices, Inc.*	346,891	10,614,865
Analog Devices, Inc.	68,720	2,464,987
Broadcom Corp., Class A*	264,206	12,457,313
KLA-Tencor Corp.	360,728	17,794,712
Lam Research Corp.*	285,049	10,170,548
Marvell Technology Group Ltd.*	94,400	5,294,896
PMC-Sierra, Inc.*	1,493,134	11,512,063
Samsung Electronics Co., Ltd. (GDR)	41,550	13,543,775
Silicon Laboratories, Inc.*	750,862	27,526,601
Spansion LLC*	329,500	4,586,640
Tessera Technologies, Inc.*^	35,200	909,920
Xilinx, Inc.	298,120	7,515,605

		124,391,925

Software (5.1%)
Activision, Inc.*	321,054	4,411,282
Adobe Systems, Inc.	340,700	12,592,272
Amdocs Ltd.*	297,850	8,190,875
Computer Associates International, Inc.^	682,400	19,236,856
Electronic Arts, Inc.*	699,960	36,614,908
MicroStrategy, Inc., Class A*^	31,530	2,608,792
NAVTEQ Corp.*	420,054	18,427,769
Oracle Corp.*	444,100	5,422,461
THQ, Inc.*	107,600	2,566,260
TIBCO Software, Inc.*	608,930	4,548,707
VeriFone Holdings, Inc.*^	287,800	7,281,340

		121,901,522

Total Information Technology		767,207,458

Materials (0.3%)
Chemicals (0.1%)
Nalco Holding Co.*	99,970	1,770,469

Construction Materials (0.1%)
Cemex S.A. de C.V. (ADR) (Unit)	35,300	2,094,349

Metals & Mining (0.1%)
Cia Vale do Rio Doce (ADR)^	50,650	2,083,741

Total Materials		5,948,559

Telecommunication Services (3.7%)
Diversified Telecommunication Services (1.8%)
Level 3 Communications, Inc.*^	8,919,876	25,600,044
NeuStar, Inc. Class A*^	513,760	15,664,543
Orascom Telecom Holding SAE (GDR)(m)	26,620	1,398,689

		42,663,276

Wireless Telecommunication Services (1.9%)
America Movil S.A. de C.V. (ADR)	201,970	5,909,642
American Tower Corp., Class A*	568,282	15,400,442
Sprint Nextel Corp.	1,033,810	24,149,802

		45,459,886

Total Telecommunication Services		88,123,162

Total Common Stocks (99.0%) (Cost $2,058,962,531)		2,365,652,269

WARRANTS:
Health Care (0.0%)
Biotechnology (0.0%)
Curis, Inc., $4.45 expiring 10/14/09* † ‡	48,100	$—

Total Warrants (0.0%) (Cost $—)		—

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (0.7%)
Morgan Stanley
4.20%, 1/3/06 (p)	$10,907,000	10,903,183
Old Line Funding LLC
4.23%, 1/3/06 (n)(p)	5,776,000	5,773,964

		16,677,147

Government Security (0.1%)
Federal Home Loan Bank
3.25%, 1/3/06 (o)(p)	2,900,000	2,899,215

Short-Term Investments of Cash Collateral for Securities Loaned (13.6%)
Banco Bilbao Vizcaya Argentaria N.Y.
4.37%, 1/17/06	307,541	307,541
BCA Intesabci NY
4.05%, 1/9/06	4,608,953	4,608,953
BNP Paribas/London
4.40%, 3/6/06	7,681,589	7,681,589
BNP Paribas/NY
4.31%, 2/1/06	13,826,860	13,826,860
Cantor Fitzgerald Securities
4.25%, 1/3/06	64,112,960	64,112,960
Cedar Springs Capital Co. LLC
4.25%, 1/5/06	5,769,616	5,769,616
4.25%, 1/6/06	11,399,109	11,399,109
Citibank London
4.40%, 3/2/06	7,681,589	7,681,589
Corporate Receivables Corp.
4.33%, 1/24/06	6,726,617	6,726,617
Credit Industrial et Comm
4.11%, 1/17/06	15,363,178	15,363,178
Fifth Third Bancorp
4.35%, 1/30/07 (l)	921,791	921,791
Hartford Life, Inc.
4.42%, 1/2/07 (l)	2,458,109	2,458,109
HBOS Treasury Services plc
4.40%, 3/6/06	6,145,271	6,145,271
4.44%, 3/13/06	15,363,178	15,363,178
HSBC Finance Corp.
4.37%, 2/3/06	9,151,231	9,151,231
HSBC Paris
4.17%, 2/14/06	15,363,178	15,363,178
Lake Constance Funding LLC
4.33%, 1/25/06	15,285,927	15,285,927
Lehman Brothers, Inc.
4.40%, 3/30/06 (l)	1,075,422	1,075,422
Lexington Parker Capital
4.12%, 1/10/06	30,728,655	30,728,655
Morgan Stanley
4.43%, 1/2/07 (l)	4,608,953	4,608,953
New York Life Insurance Co.
4.40%, 3/30/06 (l)	7,681,589	7,681,589
Ranger Funding Co. LLC
4.35%, 1/20/06	10,714,126	10,714,126

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2005

	Principal Amount	Value (Note 1)
Royal Bank of Scotland/London
4.30%, 1/31/06	$22,122,976	$22,122,976
4.30%, 7/5/06 (l)	7,371,463	7,371,463
4.31%, 2/7/06	4,608,953	4,608,953
Sheffield Receivables Corp.
4.27%, 1/20/06	15,269,087	15,269,087
Sun Trust Bank/Atlanta, Georgia
4.35%, 5/17/06 (l)	7,681,589	7,681,589
Thames Asset Global Securities
4.33%, 2/3/06	12,185,682	12,185,682

		326,215,192

Time Deposit (0.5%)
JPMorgan Chase Nassau
3.68%, 1/3/06	10,936,053	10,936,053

Total Short-Term Investments (14.9%) (Cost/Amortized Cost $356,729,819)		356,727,607

Total Investments (113.9%) (Cost/Amortized Cost $2,415,692,350)		2,722,379,876
Other Assets Less Liabilities (-13.9%)		(332,002,421)

Net Assets (100%)		$2,390,377,455

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $0 or 0.00% of net assets) valued at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2005, the market value of these securities amounted to $588,203 or 0.03% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid security.
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2005.
(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.
(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(o)	Discount Note Security. Effective rate calculated as of December 31, 2005.
(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Investments in companies which were affiliates for the year ended December 31, 2005, were as follows:

Securities	Market Value December 31, 2004	Purchases at Cost	Sales at Cost	Market Value December 31, 2005	Dividend Income	Realized Gain
Curis, Inc.	$14,621,690	$1,320,267	$—	$11,041,311	$—	$—
Curis, Inc. (Warrant), expiring 10/14/09	31,265	—	—	—	—	—

	$14,652,955	$1,320,267	$—	$11,041,311	$—	$—

Investment security transactions for the year ended December 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,413,913,366
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,960,159,710

As of December 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$381,332,997
Aggregate gross unrealized depreciation	(102,612,653)

Net unrealized appreciation	$278,720,344

Federal income tax cost of investments	$2,443,659,532

At December 31, 2005, the Portfolio had loaned securities with a total value of $316,924,610. This was secured by collateral of $326,215,192 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the year ended December 31, 2005, the Portfolio incurred approximately $78,358 as brokerage commissions with Bernstein (Sanford C.) & Co., $3,876 with Legg Mason Wood-Walker, and $644 with Bank of America, affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $765,126,682, of which $180,683,754 expires in the year 2009, $517,239,587 expires in the year 2010, and $67,203,341 expires in the year 2011.

The Portfolio utilized net capital loss carryforward of $350,299,727 during 2005.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2005

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (13.8%)
Asset-Backed Securities (5.6%)
Ameriquest Mortgage Securities, Inc.,
Series 03-2 A
4.789%, 3/25/33 (l)	$9,329	$9,332
Amortizing Residential Collateral Trust,
Series 02-BC3M A
4.649%, 6/25/32 (l)	84,632	84,715
Series 02-BC4 A
4.669%, 7/25/32 (l)	8,882	8,830
Argent Securities, Inc.,
Series 03-W3 AV1B
4.829%, 9/25/33 (l)	106,714	106,935
Bear Stearns Asset Backed Securities, Inc.,
Series 02-2 A1
4.709%, 10/25/32 (l)	24,724	24,758
Series 03-2 A2
4.829%, 3/25/43 (l)	212,304	212,615
Cendant Mortgage Corp.,
Series 03-A A1
6.000%, 7/25/43 (l)§	322,676	324,276
Chase Funding Loan Acquisition Trust,
Series 03-C1 2A2
4.709%, 1/25/33 (l)	560,952	561,635
Chase Issuance Trust,
Series 04-A9 A9
3.220%, 6/15/10	6,025,000	5,862,868
Chase Manhattan Auto Owner Trust,
Series 05-A A3
3.870%, 6/15/09	8,800,000	8,678,803
Citibank Credit Card Issuance Trust,
Series 03-A6 A6
2.900%, 5/17/10	2,475,000	2,369,462
Series 04-A1 A1
2.550%, 1/20/09	4,650,000	4,541,529
Series 04-A4 A4
3.200%, 8/24/09	7,200,000	7,014,421
Countrywide Asset-Backed Certificates,
Series 05-IM2 A1
4.180%, 11/25/35 (l)	6,857,978	6,857,937
Credit Suisse First Boston Mortgage Securities Corp.,
Series 01-HE17 A1
4.689%, 1/25/32 (l)	50,470	50,907
Series 02-9 2X
2.478%, 3/25/32 § †	102,528	102,853
Series 02-P2A-A21
2.170%, 3/25/32 § †	131,531	130,841
Series 02-P3 A
4.929%, 8/25/33 (l) § †	207,302	208,769
First Franklin Mortgage Loan Asset Backed Certificates,
Series 03-FF5 A2
5.029%, 3/25/34 (l)	203,780	203,913
Ford Credit Auto Owner Trust,
Series 05-B A3
4.170%, 1/15/09	7,150,000	7,093,560
Series 05-C A3
4.300%, 8/15/09	7,525,000	7,448,566
Goldman Sachs AMP Trust,
Series 02-NC1 A2
4.699%, 7/25/32 (l)	4,114	4,146
Home Equity Asset Trust,
Series 02-1 A4
4.679%, 11/25/32 (l)	1,540	1,541
Honda Auto Receivables Owner Trust,
Series 05-6 A3
4.800%, 10/19/09	7,375,000	7,382,666
Household Mortgage Loan Trust,
Series 02-HC1 A
4.670%, 5/20/32 (l)	112,977	113,044
Irwin Home Equity,
Series 03-C 2A
4.899%, 6/25/28 (l)	26,842	26,849
MBNA Credit Card Master Note Trust,
Series 03-A6 A6
2.750%, 10/15/10	2,250,000	2,148,009
Series 03-A7 A7
2.650%, 11/15/10	6,150,000	5,847,834
Series 04-A4 A4
2.700%, 9/15/09	4,950,000	4,819,741
Series 96-M A
4.470%, 4/15/09 (l)	7,055,000	7,060,693
Morgan Stanley ABS Capital I,
Series 03-HE2 A2
4.719%, 8/25/33 (l)	112,669	112,750
Morgan Stanley Dean Witter Capital I,
Series 02-HE1 A2
4.709%, 7/25/32 (l)	4,383	4,421
Quest Trust,
Series 03-X3 A1
4.859%, 2/25/34 (l) §	155,737	155,751
Renaissance Home Equity Loan Trust,
Series 03-2A
4.819%, 8/25/33 (l)	95,507	95,785
Series 03-3 A
4.879%, 12/25/33 (l)	467,331	470,117
Residential Accredited Loans, Inc.
Series 03-QR19 CB1
5.750%, 10/25/33	1,112,368	1,115,619
Residential Asset Mortgage Products, Inc.,
Series 03-RS11 AIIB
4.709%, 12/25/33 (l)	252,355	252,767
Series 05-EFC4 A1
3.950%, 9/25/35	6,876,375	6,877,157
Series 05-RZ4 A1
4.499%, 11/25/35 (l)	7,521,420	7,521,420
Salomon Brothers Mortgage Securities VII,
Series 02-CIT1 A
4.679%, 3/25/32 (l)	168,853	169,265
Saxon Asset Securities Trust,
Series 02-1 AV2
4.649%, 1/25/32 (l)	30,155	30,187
SLM Student Loan Trust,
Series 04-6 A2
4.240%, 1/25/13 (l)	1,894,522	1,895,613
Series 04-9 A2
4.220%, 10/25/12 (l)	7,361,282	7,346,780
Structured Asset Securities Corp.,
Series 02-HF1 A
4.669%, 1/25/33 (l)	99,101	99,393
Series 03-AL2 A
3.356%, 1/25/31 §	1,056,642	961,567
USAA Auto Owner Trust,
Series 04-3 A3
3.160%, 2/17/09	8,875,000	8,748,895

		115,159,535

Non-Agency CMO (8.2%)
Banc of America Alternative Loan Trust,
Series 04-5 4A1
5.000%, 6/25/19 (l)	1,758,856	1,748,704

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2005

	Principal Amount	Value (Note 1)
Series 04-6 4A1
5.000%, 7/25/19	$1,886,595	$1,856,362
Banc of America Commercial Mortgage, Inc.,
Series 01-1 A2
6.503%, 4/15/36	4,810,000	5,074,951
Series 02-PB2 A4
6.186%, 6/11/35	5,320,000	5,598,473
Bank of America Mortgage Securities,
Series 02-K 2A1
5.475%, 10/20/32 (l)	99,644	99,779
Bear Stearns Adjustable Rate Mortgage Trust,
Series 02-2 IIIA
6.784%, 6/25/31 (l)	2,719	2,706
Series 05-10 A2
4.750%, 10/25/35 (l)	2,500,000	2,451,054
Bear Stearns Alt-A Trust,
Series 03-7 IIA2
4.659%, 2/25/34 (l)	307,682	307,805
Bear Stearns Commercial Mortgage Securities,
Series 00-WF2 A2
7.320%, 10/15/32	2,890,000	3,132,537
Chase Commercial Mortgage Securities Corp.,
Series 00-1 A2
7.757%, 4/15/32^	833,410	896,274
Series 00-3 A2
7.319%, 10/15/32	2,255,000	2,444,852
Series 99-2 A2
7.198%, 1/15/32	530,000	567,882
Citigroup Commercial Mortgage Trust,
Series 05-EMG A2
4.221%, 9/20/51 §	5,700,000	5,524,733
Commercial Mortgage Acceptance Corp.,
Series 98-C2 A2
6.030%, 9/15/30	4,678,875	4,753,064
Commercial Mortgage Pass Through Certificates,
Series 00-C1 A2
7.416%, 8/15/33	6,190,000	6,655,888
Countrywide Alternative Loan Trust,
Series 03-J3 2A1
6.250%, 12/25/33	540,666	542,316
Countrywide Home Loan Mortgage Pass Through Trust,
Series 03-R4 2A
6.500%, 1/25/34 §	487,695	499,093
CS First Boston Mortgage Securities Corp.,
Series 98-C2 A2
6.300%, 11/11/30	1,155,000	1,191,372
Series 02-CP5 A2
4.940%, 12/15/35	6,905,000	6,821,566
Series 05-C2 A4
4.832%, 4/15/37^	4,760,000	4,642,071
DLJ Commercial Mortgage Corp.,
Series 98-CF1 A1B
6.410%, 2/18/31	3,291,434	3,364,005
Series 99-CG1 A1B
6.460%, 3/10/32	275,000	286,197
Series 99-CG2 A1B
7.300%, 6/10/32	3,770,000	4,029,122
First Horizon Asset Securities, Inc.,
Series 00-H 1A
7.000%, 9/25/30	3,642	3,630
First Republic Mortgage Loan Trust,
Series 01-FRB1 A
4.719%, 11/15/31 (l)	1,325,030	1,328,613
GE Capital Commercial Mortgage Corp.
4.229%, 12/10/37	1,964,450	1,924,886
GMAC Commercial Mortgage Securities, Inc.,
Series 00-C1 A2
7.724%, 3/15/33	3,900,000	4,243,751
Series 00-C2 A2
7.455%, 8/16/33	3,430,000	3,717,913
Series 00-C3 A2
6.957%, 9/15/35	5,125,000	5,515,396
Series 99-2 A2
6.945%, 9/15/33^	325,000	342,775
Series 99-C3 A2
7.179%, 8/15/36	3,297,912	3,494,770
Greenwich Capital Commercial Funding Corp.,
Series 04-GG1 A4
4.755%, 6/10/36	1,205,000	1,188,389
GS Mortgage Securities Corp. II,
Series 03-FL6A A1
4.519%, 11/15/15 (l) §	85,139	85,133
Series 98-C1 A3
6.140%, 10/18/30	6,046,706	6,188,441
GSR Mortgage Loan Trust,
Series 04-9 4A1
4.064%, 8/25/34 (l)	7,930,833	7,718,079
Series 05-AR6 2A1
4.541%, 9/25/35 (l)	2,925,865	2,878,002
Heller Financial Commercial Mortgage Asset Trust,
Series 99-PH1 A1
6.500%, 5/15/31	24,178	24,296
Series 99-PH1 A2
6.847%, 5/15/31	475,000	496,548
Homebanc Mortgage Trust,
Series 05-4 A1
4.649%, 10/25/35 (l)	4,374,399	4,371,046
Impac CMB Trust,
Series 03-8 2A1
4.829%, 10/25/33 (l)	510,871	511,379
JPMorgan Chase Commercial Mortgage Securities Corp,
Series 05-LDP2 A4
4.738%, 7/15/42	5,375,000	5,200,692
Series 01-C1 A3
5.857%, 10/12/35	5,340,000	5,526,262
Series 01-CIB2 A3
6.429%, 4/15/35	1,295,000	1,371,169
Series 01-CIBC A3
6.260%, 3/15/33	5,260,000	5,531,029
LB Commercial Conduit Mortgage Trust,
Series 98-C4 A1B
6.210%, 10/15/35	1,425,000	1,465,584
Series 03-C7 A2
4.064%, 9/15/27 (l)	1,730,000	1,680,524
MASTR Alternative Loans Trust,
Series 04-4 1A1
5.500%, 5/25/34	1,787,503	1,775,196
Merrill Lynch Mortgage Investors, Inc.,
Series 03-A1 3A
4.910%, 12/25/32 (l)	675,639	659,101
Morgan Stanley Capital I,
Series 98-WF1 A2
6.550%, 3/15/30	2,171,264	2,221,403
Salomon Brothers Mortgage Securities VII,
Series 01-C2 A3
6.499%, 10/13/11	8,650,000	9,213,799
Sequoia Mortgage Trust,
Series 03-4 2A1
4.720%, 7/20/33 (l)	578,192	579,618
Series 10-2A1
4.750%, 10/20/27 (l)	410,889	411,570

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2005

	Principal Amount	Value (Note 1)
Structured Adjustable Rate Mortgage Loan Trust,
Series 05-19XS 1A1
4.699%, 10/25/35 (l)	$5,917,283	$5,915,607
Structured Asset Mortgage Investments, Inc.,
Series 02-AR3 A1
4.700%, 9/19/32 (l)	218,997	219,131
Structured Asset Securities Corp.
4.700%, 1/21/09 §	3,083,112	3,082,156
Wachovia Bank Commercial Mortgage Trust,
Series 05-C17 APB
5.016%, 3/15/42	5,110,000	5,074,923
Washington Mutual, Inc.,
Series 00-3A
4.663%, 12/25/40 (l)	247,460	246,682
Series 02-AR10 A6
4.816%, 10/25/32 (l)	341,567	339,719
Series 02-AR6 A
4.726%, 6/25/42 (l)	475,110	476,744
Series 02-AR9 1A
4.563%, 8/25/42 (l)	637,559	634,144
Series 03-R1 A1
4.649%, 12/25/27 (l)	2,046,303	2,044,795
Wells Fargo Mortgage Backed Securities Trust,
Series 04-K 1A2
4.477%, 7/25/34 (l)	6,559,328	6,409,020

		166,602,721

Total Asset-Backed and Mortgage-Backed Securities		281,762,256

Consumer Discretionary (1.7%)
Automobiles (0.7%)
DaimlerChrysler AG
7.450%, 3/1/27	330,000	358,128
DaimlerChrysler NA Holdings Corp.
4.990%, 5/24/06 (l)	2,700,000	2,703,467
4.050%, 6/4/08^	200,000	194,699
Ford Motor Co.
7.450%, 7/16/31^	649,000	441,320
Ford Motor Credit Co.
6.875%, 2/1/06	8,495,000	8,477,334
5.800%, 1/12/09	3,400,000	2,965,953

		15,140,901

Hotels, Restaurants & Leisure (0.0%)
Caesars Entertainment, Inc.
7.500%, 9/1/09	500,000	532,491

Household Durables (0.1%)
Lennar Corp.
5.600%, 5/31/15	325,000	313,795
Pulte Homes, Inc.
5.250%, 1/15/14	700,000	668,191
6.375%, 5/15/33	395,000	368,459

		1,350,445

Media (0.8%)
BSKYB Finance UK plc
6.500%, 10/15/35 (n)	530,000	528,132
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13^	1,020,000	1,180,627
Comcast Cable Communications, Inc.
6.375%, 1/30/06	1,000,000	1,001,360
Comcast Corp.
6.500%, 1/15/15	969,000	1,024,076
7.050%, 3/15/33^	715,000	771,903
5.650%, 6/15/35^	615,000	565,884
6.500%, 11/15/35	2,000,000	2,038,114
COX Communications, Inc.
7.125%, 10/1/12^	115,000	123,220
Historic TW, Inc.
6.625%, 5/15/29	200,000	199,719
News America Holdings, Inc.
7.750%, 1/20/24	145,000	163,466
8.450%, 8/1/34	245,000	301,079
8.500%, 2/23/25	775,000	932,441
News America, Inc.
7.125%, 4/8/28	275,000	296,083
7.300%, 4/30/28	425,000	466,296
7.280%, 6/30/28	525,000	574,024
6.200%, 12/15/34^	595,000	591,013
6.400%, 12/15/35 (n)	325,000	327,579
TCI Communications, Inc.
7.875%, 8/1/13	130,000	146,935
7.875%, 2/15/26	1,070,000	1,235,023
7.125%, 2/15/28	360,000	386,608
Time Warner Cos., Inc.
7.570%, 2/1/24	10,000	10,908
6.950%, 1/15/28	2,910,000	3,014,920
Time Warner, Inc.
6.750%, 4/15/11	135,000	141,762
7.700%, 5/1/32	598,000	672,546
Turner Broadcasting System, Inc.
8.375%, 7/1/13	65,000	74,854

		16,768,572

Multiline Retail (0.1%)
Federated Department Stores, Inc.
6.790%, 7/15/27	610,000	641,247
May Department Stores Co.
6.650%, 7/15/24	205,000	215,537
7.875%, 3/1/30	160,000	190,813
6.700%, 7/15/34	155,000	165,089
8.125%, 8/15/35	500,000	552,953

		1,765,639

Total Consumer Discretionary		35,558,048

Consumer Staples (0.0%)
Food & Staples Retailing (0.0%)
Delhaize America, Inc.
7.375%, 4/15/06	750,000	753,917

Total Consumer Staples		753,917

Energy (0.2%)
Energy Equipment & Services (0.0%)
Halliburton Co.
7.600%, 8/15/96	525,000	627,934

Oil & Gas (0.2%)
Conoco, Inc.
8.350%, 8/1/06	280,000	284,256
ConocoPhillips
7.000%, 3/30/29	30,000	36,038
Devon Financing Corp.
7.875%, 9/30/31	820,000	1,041,973
EnCana Corp.
6.500%, 8/15/34	375,000	419,008
Enterprise Products Operating LP
4.000%, 10/15/07	575,000	562,985
Petro-Canada
5.950%, 5/15/35	700,000	710,100
Tosco Corp.
7.250%, 1/1/07	400,000	407,970

		3,462,330

Total Energy		4,090,264

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2005

	Principal Amount	Value (Note 1)
Financials (7.3%)
Capital Markets (0.3%)
Morgan Stanley
5.050%, 1/21/11^	$4,560,000	$4,561,350
6.750%, 4/15/11	800,000	861,221
5.300%, 3/1/13	300,000	300,602

		5,723,173

Commercial Banks (2.4%)
Asahi Financial Co.
5.618%, 3/27/49 †	1,000,000	1,005,950
Bank of America Corp.
4.750%, 10/15/06	2,761,000	2,760,083
6.250%, 4/1/08	425,000	436,939
4.500%, 8/1/10	3,260,000	3,203,579
Bank Of New York
3.800%, 2/1/08	1,200,000	1,174,997
Bank One NA/Illinois
3.700%, 1/15/08^#(a)	1,250,000	1,223,736
Bank One NA/Texas
6.250%, 2/15/08	1,000,000	1,025,743
BankBoston NA
6.375%, 4/15/08 #(a)	625,000	645,683
Depfa ACS Bank
3.625%, 10/29/08	2,000,000	1,943,538
HBOS plc
3.125%, 1/12/07 §	950,000	933,893
HBOS Treasury Services plc
3.600%, 8/15/07 §	780,000	765,246
3.500%, 11/30/07§	956,970	933,893
3.500%, 11/30/07	328,030	320,120
HSBC Bank USA N.A.
3.870%, 6/7/07	6,725,000	6,626,916
3.875%, 9/15/09	1,200,000	1,157,002
HSBC Capital Funding LP
4.610%, 12/31/49 (l) §	550,000	518,701
L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank.
4.250%, 9/15/10	3,950,000	3,879,413
National City Bank/Indiana
3.300%, 5/15/07	500,000	489,431
National Westminster Bank plc/ United Kingdom
7.375%, 10/1/09	725,000	787,094
Rabobank Capital Funding II
5.260%, 12/29/49 (l) §	780,000	772,759
Riggs Capital Trust
8.625%, 12/31/26 (b)(n)	2,000,000	2,146,006
Royal Bank of Scotland Group plc
7.648%, 8/31/49 (l)	405,000	489,110
Sumitomo Mitsui Banking Corp.
5.625%, 7/29/49 (l)(n)	1,575,000	1,569,103
Suntrust Bank
4.415%, 6/15/09	980,000	966,650
SunTrust Banks, Inc.
3.625%, 10/15/07^	845,000	826,657
4.000%, 10/15/08	895,000	874,545
U.S. Bancorp
3.950%, 8/23/07^	100,000	98,704
U.S. Bank NA
2.870%, 2/1/07	555,000	543,050
2.400%, 3/12/07	825,000	800,777
4.400%, 8/15/08	3,775,000	3,737,020
Wachovia Bank NA/Old
4.375%, 8/15/08	570,000	563,544
Wachovia Corp.
6.300%, 4/15/08	1,165,000	1,204,285
Wells Fargo & Co.
4.000%, 8/15/08	720,000	706,552
4.200%, 1/15/10	1,950,000	1,898,385
4.625%, 8/9/10^	2,390,000	2,360,233

		49,389,337

Consumer Finance (0.4%)
General Motors Acceptance Corp.
5.243%, 5/18/06 (l)	1,200,000	1,177,534
5.050%, 1/16/07 (l)	6,250,000	5,938,087
5.220%, 3/20/07 (l)	1,130,000	1,067,346
Household Finance Corp.
4.750%, 5/15/09	450,000	445,090
HSBC Finance Corp.
6.450%, 2/1/09	65,000	67,348

		8,695,405

Diversified Financial Services (3.6%)
Associates Corp. of North America
6.250%, 11/1/08	650,000	673,320
6.875%, 11/15/08	4,100,000	4,316,160
BAE Systems Holdings, Inc.
5.200%, 8/15/15^ (n)	1,015,000	994,646
Belvoir Land LLC
5.270%, 12/15/47 §	825,000	795,110
Citicorp
7.750%, 6/15/06	25,000	25,303
Citigroup, Inc.
3.500%, 2/1/08	2,615,000	2,545,857
3.625%, 2/9/09	980,000	943,491
6.200%, 3/15/09	905,000	938,715
4.125%, 2/22/10	6,580,000	6,392,503
4.625%, 8/3/10	485,000	478,284
5.850%, 12/11/34	550,000	572,793
Eksportfinans A/S
3.375%, 1/15/08	4,070,000	3,968,873
General Electric Capital Corp.
3.450%, 7/16/07	700,000	686,602
3.450%, 1/15/08 (l)	13,175,000	13,079,402
4.125%, 9/1/09^	1,155,000	1,124,364
5.000%, 11/15/11	14,175,000	14,188,949
Goldman Sachs Group, Inc.
4.819%, 6/28/10^ (l)	10,000,000	10,033,960
Irwin Land LLC
5.030%, 12/15/25 (n)	725,000	700,625
5.300%, 12/15/35	1,195,000	1,164,205
JPMorgan Chase & Co.
4.000%, 2/1/08	740,000	727,601
6.375%, 2/15/08	775,000	796,400
MassMutual Global Funding II
2.550%, 7/15/08 §	850,000	802,540
Nationwide Building Society
2.625%, 1/30/07 (n)	375,000	366,353
3.500%, 7/31/07 §	1,975,000	1,935,063
4.250%, 2/1/10 (n)	295,000	287,459
New York Life Global Funding
3.875%, 1/15/09 §	775,000	752,435
Pemex Finance Ltd.
9.030%, 2/15/11 #(a)	100,000	109,217
Pricoa Global Funding I
4.350%, 6/15/08 (n)	1,275,000	1,256,941
Racers, Series 97-R-8-3
4.640%, 8/15/07 (b)(l)(n) †	800,000	769,465
TIAA Global Markets, Inc.
3.875%, 1/22/08 §	615,000	603,083
UFJ Finance Aruba AEC
6.750%, 7/15/13	310,000	338,478
USAA Capital Corp.
4.000%, 12/10/07 §	975,000	959,482

		73,327,679

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2005

	Principal Amount		Value (Note 1)
Insurance (0.5%)
Allstate Financial Global Funding
6.150%, 2/1/06 §		$1,350,000	$1,351,639
Berkshire Hathaway Finance Corp.
3.400%, 7/2/07		2,140,000	2,094,375
4.125%, 1/15/10		85,000	82,597
4.750%, 5/15/12		760,000	751,290
Liberty Mutual Group, Inc.
6.500%, 3/15/35^ §		680,000	663,429
Metlife, Inc.
5.700%, 6/15/35		775,000	777,871
Metropolitan Life Global Funding I
4.750%, 6/20/07 §		200,000	199,312
Monumental Global Funding III
5.200%, 1/30/07 §		1,175,000	1,176,763
Platinum Underwriters Holdings Ltd.
7.500%, 6/1/17		1,050,000	1,070,030
Protective Life Secured Trust
3.700%, 11/24/08		730,000	708,469

			8,875,775

Real Estate (0.1%)
AvalonBay Communities, Inc. (REIT)
6.625%, 9/15/11 #(a)		270,000	288,847
4.950%, 3/15/13		550,000	538,350
ERP Operating LP
6.625%, 3/15/12		445,000	477,897
Rouse Co. (REIT)
3.625%, 3/15/09		1,160,000	1,083,465

			2,388,559

Total Financials			148,399,928

Government Securities (78.4%)
Agency CMO (2.9%)
Federal Home Loan Mortgage Corp.
5.000%, 11/15/17		2,660,000	2,627,007
4.719%, 12/15/29 (l)		40,009	40,192
6.000%, 12/15/29		15,469	15,469
5.500%, 1/15/31		3,790,738	3,820,159
5.500%, 10/15/33		2,996,542	3,022,040
5.500%, 4/15/35		4,724,578	4,771,052
5.500%, 6/15/35		3,861,780	3,898,171
6.500%, 7/25/43		1,242,559	1,272,325
Federal National Mortgage Association
5.500%, 8/25/09		306,693	304,525
3.500%, 4/25/17		826,962	818,369
5.000%, 3/25/18		1,190,000	1,171,865
5.500%, 5/25/27		8,131,500	8,186,200
6.000%, 8/25/28		3,509,212	3,552,482
5.310%, 8/25/33		2,900,000	2,836,302
5.500%, 12/25/33		4,107,213	4,120,469
5.500%, 1/25/34		3,926,594	3,943,810
6.500%, 7/25/34		3,032,669	3,124,461
5.500%, 2/25/35		3,430,000	3,458,708
5.500%, 8/25/35		1,123,004	1,130,432
Government National Mortgage Association
6.500%, 6/20/32		188,203	191,464
Small Business Administration Participation Certificates
Series 03-10A 1
4.628%, 3/10/13		881,426	863,226
Series 04-20A 1
4.930%, 1/1/24		870,454	866,825
Series 04-20C 1
4.340%, 3/1/24		5,594,385	5,374,832
Series 05-20B 1
4.625%, 2/1/25		488,386	476,027

			59,886,412

Foreign Governments (3.5%)
Export-Import Bank of China
5.250%, 7/29/14 §		$3,700,000	$3,718,611
Federative Republic of Brazil
5.187%, 4/15/06 (l)		275,200	275,038
11.500%, 3/12/08^		100,000	111,850
11.500%, 3/12/08		1,130,000	1,264,640
5.187%, 4/15/09 (e)(l)		269,231	267,885
5.250%, 4/15/09 (l)		1,070,680	1,063,838
10.271%, 6/29/09 (l)		2,000,000	2,317,800
11.000%, 1/11/12		2,100,000	2,562,000
5.250%, 4/15/12 (e)(l)		2,268,925	2,240,563
8.875%, 10/14/19		3,600,000	4,033,800
8.875%, 4/15/24		150,000	167,610
11.000%, 8/17/40		4,500,000	5,812,425
Government of Chile
5.500%, 1/15/13		1,000,000	1,021,500
Government of Croatia
4.750%, 7/31/06 (l)		20,653	20,694
4.750%, 7/31/10 (l)		1,029,545	1,033,663
Israel Government AID Bond
5.500%, 4/26/24		1,950,000	2,103,490
5.500%, 9/18/33		1,945,000	2,125,089
Netherlands Government Bond
6.000%, 1/15/06	EUR	5,150,000	6,082,901
Republic of Italy
0.375%, 10/10/06	JPY	148,000,000	1,256,987
3.800%, 3/27/08		364,000,000	3,319,650
Republic of Panama
9.625%, 2/8/11		$350,000	410,375
Republic of Peru
9.125%, 1/15/08		400,000	428,200
9.125%, 2/21/12		1,493,000	1,705,753
5.000%, 3/7/17 (e)(l)		98,000	91,385
5.000%, 3/7/17 (e)(l)		1,599,000	1,531,043
Republic of South Africa
7.375%, 4/25/12		60,000	66,861
6.500%, 6/2/14^		1,480,000	1,600,250
Russian Federation
10.000%, 6/26/07 (m)		2,800,000	2,993,200
8.250%, 3/31/10(m)		3,250,000	3,459,300
5.000%, 3/31/30 (e)(m)		10,260,000	11,582,514
Swedish Export Credit AB
2.875%, 1/26/07		850,000	833,535
United Mexican States
4.830%, 1/13/09 (l)		950,000	963,300
10.375%, 2/17/09		2,550,000	2,942,700
8.125%, 12/30/19		1,180,000	1,448,450
8.000%, 9/24/22		1,175,000	1,449,656

			72,306,556

Municipal Bonds (0.7%)
California State Economic Recovery,
Series A
6.240%, 7/1/12 (l) §		800,000	934,368
6.740%, 7/1/13 (l) §		125,000	148,775
Clark County School District
6.970%, 6/15/13 (l) §		505,000	611,999
Cook County, Illinois, Series B
5.000%, 11/15/12		1,245,000	1,341,450
Energy NorthWest Washington Electricity Revenue
7.220%, 7/1/14 (l) §		500,000	613,920
Florida State Board of Education
5.000%, 6/1/33		320,000	333,126
Florida State Turnpike Authority
5.000%, 7/1/33		80,000	83,082

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2005

	Principal Amount		Value (Note 1)
Golden State Tobacco Securitization Corp./CA
Series 03-A-1
6.750%, 6/1/39		$730,000	$816,403
7.900%, 6/1/42		230,000	277,037
Honolulu, Hawaii City & County Board
5.000%, 7/1/10		700,000	744,758
Los Gatos, California Union School District
5.000%, 8/1/30		160,000	167,379
Mashantucket Western Pequot Tribe
5.912%, 9/1/21 (n)		370,000	369,693
Michigan State Building Authority
5.250%, 10/15/12		1,550,000	1,695,685
New Jersey State Transportation Trust Fund Authority
6.140%, 6/15/11 (l) (n)		775,000	863,319
New York City Municipal Water Finance Authority
5.000%, 6/15/29		300,000	311,361
6.220%, 6/15/34 (l) §		260,000	277,274
6.470%, 6/15/34 (l) §		100,000	110,346
New York State Environmental Facilities Corp.
Series A
5.000%, 6/15/32		210,000	218,866
Salt River Project Agricultural Improvement & Power District/Arizona
5.000%, 1/1/31		350,000	363,797
San Francisco/CA City & County Public Utilities Commission, Water Revenue
5.000%, 11/1/32		300,000	312,141
South Carolina Transportation Infrastructure
5.000%, 10/1/33		190,000	197,397
Tobacco Settlement Financing Corp./NJ
6.000%, 6/1/37		250,000	258,800
6.750%, 6/1/39		795,000	886,473
6.250%, 6/1/43		1,930,000	2,092,661

			14,030,110

Supranational (0.0%)
European Investment Bank
3.000%, 9/20/06	JPY	100,000,000	864,485

U.S. Government Agencies (53.0%)
Federal Home Loan Mortgage Corp.
6.875%, 7/15/08		$10,108	10,315
4.000%, 6/1/10		1,385,097	1,341,514
4.625%, 5/28/13		850,000	814,829
6.000%, 1/1/14		47,634	48,610
5.500%, 2/1/14		492,169	496,024
6.000%, 7/1/14		27,036	27,594
6.000%, 2/1/17		974,283	994,283
6.000%, 3/1/17		8,271	8,440
6.500%, 3/1/17		103,305	106,127
6.000%, 4/1/17		835,006	852,086
6.000%, 5/1/17		4,866	4,965
6.000%, 7/1/17		147,975	151,047
6.000%, 8/1/17		159,063	162,322
5.500%, 11/1/17		178,810	179,989
5.000%, 2/1/19		441,467	437,304
4.500%, 4/1/19		341,731	333,045
4.000%, 5/1/19		39,896	38,069
4.500%, 5/1/19		2,077,399	2,024,597
4.500%, 6/1/19		722,716	704,588
4.500%, 8/1/19		84,920	82,762
4.500%, 11/1/19		1,775,695	1,730,562
4.500%, 2/1/20		26,742	26,023
5.000%, 2/1/20		525,064	520,113
4.500%, 3/1/20		21,225	20,686
4.500%, 4/1/20		1,955,593	1,903,001
5.000%, 4/1/20		827,258	819,092
4.500%, 5/1/20		2,563,369	2,494,431
5.000%, 5/1/20		88,758	87,882
5.000%, 6/1/20		1,430,366	1,389,753
5.000%, 7/1/20		3,559,130	3,524,530
4.500%, 8/1/20		4,077,538	3,973,897
4.000%, 9/1/20		98,321	93,710
5.000%, 9/1/20		19,778,149	19,582,913
5.000%, 10/1/20		14,998,509	14,850,454
5.000%, 11/1/20		3,199,999	3,168,411
5.000%, 12/1/20		11,000,000	10,891,415
5.500%, 3/1/23		88,771	88,842
6.500%, 4/1/31		1,736	1,779
5.500%, 11/1/31		1,601,209	1,591,328
5.627%, 11/1/31 (l)		117,283	118,579
5.500%, 11/1/32		830,704	825,578
5.500%, 1/1/33		141,145	140,226
5.500%, 2/1/33		924,225	918,206
5.500%, 3/1/33		55,985	55,608
5.500%, 4/1/33		83,437	82,875
5.500%, 5/1/33		28,363	28,172
5.500%, 10/1/33		84,718	84,148
5.000%, 4/1/34		5,733,111	5,561,639
5.000%, 9/1/35		6,824,173	6,606,652
5.500%, 10/1/35		2,422,041	2,400,344
4.500%, 1/15/21 TBA		500,000	486,406
5.500%, 1/15/21 TBA		300,000	301,688
5.000%, 1/15/36 TBA		21,900,000	21,195,083
5.500%, 1/15/36 TBA		88,000,000	87,175,000
Federal National Mortgage Association
2.350%, 4/29/06		6,640,000	6,592,159
4.268%, 5/22/06 (l)		30,700,000	30,693,891
4.325%, 9/7/06 (l)		18,300,000	18,298,335
4.000%, 10/16/06		7,200,000	7,159,176
2.710%, 1/30/07		12,775,000	12,501,257
2.350%, 4/5/07		6,220,000	6,038,115
3.125%, 3/16/09		2,180,000	2,071,534
7.000%, 4/1/15		118,013	122,564
6.000%, 3/1/16		20,245	20,694
6.000%, 4/1/16		2,803	2,865
7.000%, 4/1/16		142,035	147,513
6.000%, 8/1/16		102,308	104,581
5.500%, 2/1/17		704,906	709,778
6.000%, 5/1/17		22,678	23,182
5.500%, 6/1/17		211,693	213,073
5.500%, 8/1/17		178,757	179,922
6.000%, 8/1/17		12,129	12,398
5.500%, 10/1/17		152,348	153,401
5.500%, 12/1/17		10,206	10,277
5.000%, 1/1/18		4,278,418	4,235,428
6.000%, 1/1/18		11,081	11,327
5.000%, 3/1/18		5,225,750	5,177,352
4.500%, 4/1/18		487,566	475,531
5.500%, 4/1/18		1,400,814	1,410,114
4.500%, 5/1/18		728,829	711,143
5.000%, 6/1/18		739,746	732,895
4.500%, 10/1/18		389,273	379,664
5.000%, 10/1/18		24,744	24,515
5.500%, 10/1/18		16,939	17,051
5.500%, 11/1/18		7,155,573	7,205,032
5.000%, 12/1/18		10,814,973	10,716,516
5.000%, 1/1/19		781,242	774,006
4.500%, 2/1/19		947,417	921,939
5.500%, 3/1/19		697,002	701,748
5.000%, 5/1/19		704,356	697,294
5.000%, 6/1/19		76,983	76,200
5.500%, 7/1/19		36,922	37,167

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2005

	Principal Amount	Value (Note 1)
5.000%, 12/1/19	$10,522,456	$10,415,411
5.455%, 1/1/28 (l)	318,046	322,625
6.500%, 2/1/31	1,813	1,864
6.500%, 8/1/31	878	903
7.000%, 8/1/31	69,221	72,260
7.000%, 3/1/32	99,799	104,146
7.000%, 4/1/32	257,862	269,175
6.500%, 6/1/32	288,657	296,662
7.000%, 7/1/32	74,407	77,673
6.500%, 8/1/32	338,705	348,164
6.500%, 9/1/32	2,951,893	3,033,750
7.000%, 10/1/32	75,610	78,929
5.500%, 11/1/32	630,427	625,988
6.500%, 11/1/32	389,650	400,455
6.500%, 12/1/32	101,386	104,197
5.500%, 1/1/33	1,338,195	1,328,772
5.500%, 2/1/33	2,590,547	2,572,158
6.500%, 2/1/33	119,306	122,413
3.878%, 3/1/33 (l)	312,398	313,772
5.500%, 3/1/33	281,034	278,973
5.500%, 4/1/33	3,228,917	3,205,238
5.500%, 6/1/33	36,924,332	36,654,950
5.500%, 7/1/33	171,450	170,193
5.500%, 8/1/33	180,123	178,802
5.500%, 10/1/33	1,277,554	1,268,186
6.500%, 10/1/33	14,978	15,368
5.000%, 11/1/33	18,109,866	17,610,417
5.500%, 11/1/33	1,192,312	1,183,568
5.500%, 12/1/33	508,318	504,591
5.500%, 2/1/34	13,645,860	13,542,909
6.000%, 2/1/34	5,739,654	5,799,580
5.500%, 3/1/34	8,817,759	8,739,858
5.500%, 4/1/34	17,292,316	17,151,610
5.500%, 5/1/34	19,164,987	19,004,835
5.500%, 6/1/34	19,859,624	19,684,775
5.500%, 7/1/34	17,874,617	17,719,480
6.500%, 7/1/34	132,629	136,066
5.500%, 8/1/34	1,017,240	1,009,183
5.500%, 9/1/34	22,826,096	22,606,752
6.500%, 9/1/19	580,080	595,111
7.000%, 9/1/34	100,688	105,049
5.500%, 11/1/34	51,781,297	51,323,174
5.500%, 12/1/34	553,557	548,667
5.500%, 1/1/35	68,965,138	68,355,864
5.500%, 2/1/35	90,775,278	90,055,356
5.500%, 3/1/35	31,693,601	31,389,853
5.500%, 4/1/35	3,698,769	3,663,239
4.980%, 5/1/35 (l)	13,529,429	13,473,730
5.500%, 5/1/35	4,708,026	4,664,343
5.500%, 6/1/35	10,698,578	10,596,766
5.500%, 7/1/35	3,729,612	3,693,869
5.500%, 8/1/35	7,560,680	7,488,224
4.500%, 9/1/35	99,600	93,800
5.500%, 9/1/35	7,729,918	7,655,839
4.500%, 10/1/35	2,093,489	1,971,586
5.000%, 10/1/35	29,840,496	28,914,198
5.500%, 10/1/35	3,943,502	3,905,710
5.500%, 11/1/35	2,489,819	2,465,958
5.000%, 12/1/35	12,200,000	11,817,962
5.827%, 12/1/40 (l)	385,047	392,165
7.000%, (Perpetual Maturity) (l)	27,800	1,515,100
4.500%, 1/25/21 TBA	44,800,000	43,581,978
5.000%, 1/25/21 TBA	23,200,000	22,946,239
5.500%, 1/25/21 TBA	17,300,000	17,402,727
4.500%, 1/25/36 TBA	10,800,000	10,168,870
5.000%, 1/25/36 TBA	14,000,000	13,562,500
5.500%, 1/25/36 TBA	99,000,000	98,010,000
Government National Mortgage Association
4.750%, 7/20/27 (l)	11,307	11,387
4.750%, 7/20/27 (l)	7,767	7,828
6.000%, 11/15/28	32,455	33,236
6.000%, 1/15/29	86,780	88,979
6.000%, 2/15/29	27,820	28,489
6.500%, 5/15/29	42,350	44,208
6.000%, 6/15/29	32,181	32,955
7.000%, 4/15/31	23,715	24,898
7.000%, 9/15/31	76,496	80,333
7.000%, 10/15/31	12,712	13,346
6.000%, 11/15/31	21,533	22,070
6.000%, 12/15/31	128,810	132,022
7.000%, 2/15/32	47,571	49,941
7.000%, 4/15/32	40,580	42,602
7.000%, 5/15/32	47,405	49,775
7.000%, 2/15/33	116,007	121,762
5.500%, 4/15/33	202,820	204,214
6.000%, 12/15/35	500,000	512,031
Housing Urban Development
5.380%, 8/1/18	1,660,000	1,666,437
Resolution Funding Corp.
(Zero Coupon), 7/15/18	75,000	41,468
(Zero Coupon), 10/15/18	75,000	40,946
Small Business Administration
4.504%, 2/1/14	985,958	962,101
4.524%, 2/10/13	1,118,549	1,090,524

		1,083,531,253

U.S. Treasuries (18.3%)
BECCS
0.000%, 11/15/11 (e)	26,000,000	24,981,372
U.S. Treasury Bonds
10.375%, 11/15/12^	6,280,000	6,940,381
8.125%, 8/15/19^	475,000	644,404
8.500%, 2/15/20^	13,590,000	19,064,216
8.750%, 8/15/20^	9,670,000	13,911,204
8.000%, 11/15/21^	8,940,000	12,316,593
7.125%, 2/15/23^	23,100,000	29,882,022
6.250%, 8/15/23	18,730,000	22,366,261
6.000%, 2/15/26^	570,000	672,155
5.375%, 2/15/31^	3,480,000	3,909,018
Inflation Indexed
2.375%, 1/15/25^	7,692,412	8,084,848
U.S. Treasury Notes
7.000%, 7/15/06^	31,425,000	31,841,130
3.875%, 7/31/07^	22,190,000	22,009,707
4.000%, 8/31/07^	17,765,000	17,647,023
4.000%, 9/30/07^	36,955,000	36,698,052
4.420%, 10/31/07^	4,315,000	4,302,357
4.250%, 11/30/07^	24,225,000	24,154,021
4.125%, 8/15/08^	1,155,000	1,148,638
4.375%, 11/15/08	40,175,000	40,181,267
3.375%, 9/15/09^	600,000	579,961
4.000%, 3/15/10^	23,800,000	23,458,803
4.380%, 11/15/10^	665,000	668,585
4.500%, 11/15/15^	11,740,000	11,836,303
Inflation Indexed
0.875%, 4/15/10^	16,211,971	15,412,135

		372,710,456

Total Government Securities.		1,603,329,272

Health Care (0.3%)
Health Care Providers & Services (0.2%)
HCA, Inc.
7.125%, 6/1/06	2,500,000	2,520,500

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2005

	Principal Amount	Value (Note 1)
WellPoint, Inc.
5.950%, 12/15/34	$930,000	$958,709

		3,479,209

Pharmaceuticals (0.1%)
Bristol-Myers Squibb Co.
6.875%, 8/1/97	150,000	170,358
Wyeth
6.000%, 2/15/36 (n)	1,475,000	1,518,935

		1,689,293

Total Health Care		5,168,502

Industrials (0.4%)
Aerospace & Defense (0.2%)
Lockheed Martin Corp.
8.500%, 12/1/29	735,000	1,001,782
7.200%, 5/1/36	170,000	205,384
Northrop Grumman Corp.
4.079%, 11/16/06	1,855,000	1,840,670

		3,047,836

Airlines (0.1%)
Continental Airlines, Inc.
7.056%, 3/15/11^	850,000	872,782
Delta Air Lines, Inc.
7.570%, 11/18/12 (h)	500,000	492,647
United Air Lines, Inc.,
Series 00-2
7.186%, 4/1/11 (h)	490,142	488,304
Series 01-1
6.602%, 9/1/13 (h)	453,625	447,900

		2,301,633

Industrial Conglomerates (0.1%)
General Electric Co.
5.000%, 2/1/13	1,081,000	1,080,438
Tyco International Group S.A.
6.375%, 10/15/11	1,535,000	1,594,243

		2,674,681

Road & Rail (0.0%)
Canadian National Railway Co.
4.400%, 3/15/13	100,000	95,845

Total Industrials		8,119,995

Materials (0.1%)
Metals & Mining (0.0%)
Teck Cominco Ltd.
6.125%, 10/1/35	675,000	667,542

Paper & Forest Products (0.1%)
Georgia-Pacific Corp.
7.500%, 5/15/06	465,000	467,906
GP Canada Financial Co.
7.200%, 12/15/06 (b)(n)	1,200,000	1,212,000

		1,679,906

Total Materials		2,347,448

Telecommunication Services (1.0%)
Diversified Telecommunication Services (0.9%)
AT&T Corp.
9.050%, 11/15/11 (e)	38,000	42,059
9.750%, 11/15/31	698,000	876,775
AT&T, Inc.
4.389%, 6/5/21 §	4,450,000	4,440,388
6.450%, 6/15/34^	545,000	567,113
6.150%, 9/15/34^	75,000	75,335
BellSouth Corp.
4.258%, 4/26/06 (l) (n)	3,295,000	3,291,053
Citizens Communications Co.
9.000%, 8/15/31^	65,000	65,813
Deutsche Telekom International Finance BV
8.250%, 6/15/30	340,000	432,436
France Telecom S.A.
8.500%, 3/1/31	155,000	206,810
GTE Corp.
6.940%, 4/15/28	225,000	240,794
MCI, Inc.
7.688%, 5/1/09	1,500,000	1,548,750
New England Telephone & Telegraph
7.880%, 11/15/29	25,000	27,842
Qwest Corp.
7.630%, 6/15/15^ §	1,580,000	1,690,600
Sprint Capital Corp.
6.875%, 11/15/28	270,000	295,026
8.750%, 3/15/32	580,000	769,706
Telecom Italia Capital S.A.
6.000%, 9/30/34^	435,000	419,059
Telefonica Europe BV
8.218%, 8/1/15	550,000	602,259
Verizon Global Funding Corp.
7.750%, 6/15/32	425,000	505,940
Verizon Maryland, Inc.
5.125%, 6/15/33	465,000	390,567
Verizon New Jersey, Inc.
5.875%, 1/17/12	1,040,000	1,049,366

		17,537,691

Wireless Telecommunication Services (0.1%)
Vodafone Group plc
7.750%, 2/15/10	1,985,000	2,174,103
5.000%, 9/15/15	725,000	706,156

		2,880,259

Total Telecommunication Services		20,417,950

Utilities (0.7%)
Electric Utilities (0.5%)
Appalachian Power Co.
3.600%, 5/15/08	650,000	629,701
Dayton Power & Light Co.
5.125%, 10/1/13 (l)	900,000	895,897
FirstEnergy Corp.
7.375%, 11/15/31	140,000	165,196
Florida Power & Light
4.950%, 6/1/35	875,000	799,745
Florida Power Corp.
5.900%, 3/1/33	275,000	282,682
Jersey Central Power & Light Co.
7.500%, 5/1/23	1,620,000	1,653,772
Pepco Holdings, Inc.
6.450%, 8/15/12	2,130,000	2,241,214
Progress Energy, Inc.
7.750%, 3/1/31	705,000	845,683
Scottish Power,
4.910%, 3/15/10	1,100,000	1,089,786
5.380%, 3/15/15	805,000	805,452

		9,409,128

Multi-Utilities & Unregulated Power (0.2%)
Consolidated Natural Gas Co.
5.000%, 3/1/14	250,000	244,324
Dominion Resources, Inc.
4.819%, 9/28/07 (l)	2,400,000	2,401,061
5.125%, 12/15/09	150,000	149,562
7.195%, 9/15/14	315,000	349,955
5.950%, 6/15/35	150,000	146,413
Ipalco Enterprises, Inc.
8.375%, 11/14/08	190,000	199,025
PSEG Power LLC
6.950%, 6/1/12^	400,000	433,487

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2005

	Principal Amount		Value (Note 1)
Texas Eastern Transmission LP
5.250%, 7/15/07		$120,000	$120,246

			4,044,073

Total Utilities			13,453,201

Total Long-Term Debt Securities (103.9%) (Cost $2,135,802,500)			2,123,400,781

SHORT-TERM INVESTMENTS:
Commercial Paper (8.3%)
DnB NORBank ASA
4.24%, 2/3/06 (p)		28,000,000	27,888,412
France B.T.F.
2.42%, 5/24/06 (p)		1,420,000	1,658,881
HBOS Treasury Services
4.25%, 2/6/06 (p)		19,700,000	19,614,324
4.27%, 2/7/06 (p)		8,300,000	8,262,772
Ixis Commercial Paper
4.25%, 2/6/06 (n)(p)		9,700,000	9,657,814
Nissan Motor Acceptance Corp.
4.31%, 1/23/06 (b)(n)(p)		1,400,000	1,396,158
Skandinaviska Enskilda Banken
4.24%, 2/3/06 (n)(p)		8,700,000	8,665,328
4.22%, 2/9/06 (n)(p)		8,500,000	8,460,371
Societe Generale Northern America, Inc.
4.25%, 2/6/06 (p)		12,700,000	12,644,767
4.29%, 2/21/06 (p)		4,300,000	4,273,498
Svenska Handelsbanken
4.13%, 2/2/06 (p)		24,800,000	24,706,355
UBS Finance Delaware LLC
4.29%, 1/3/06 (p)		30,800,000	30,788,987
Westpac Banking Corp.
4.30%, 2/28/06 (n)		1,200,000	1,191,608
4.08%, 3/1/06 (n)(p)		9,800,000	9,733,874

Total Commercial Paper			168,943,149

Government Securities (3.0%)
Dutch Treasury Certificate
2.11%, 2/28/06 (o) (p)	EUR	1,750,000	2,057,113
Federal Home Loan Bank
3.40%, 1/3/06 (o)(p)		$23,600,000	23,593,313
Federal Home Loan Mortgage Corp.
4.33%, 2/28/06 (o) (p)		20,700,000	20,558,190
French Treasury Bill
2.02%, 1/5/06 (o) (p)	EUR	200,000	235,844
German Treasury Bill
2.22%, 3/15/06 (o) (p)		5,000,000	5,870,915
U.S. Treasury Bills
3.70%, 3/2/06 #(a)(p)		$1,365,000	1,356,497
3.78%, 3/16/06 #(a)(p)		2,475,000	2,455,643
UK Treasury Gilt
2.17%, 1/12/06 (p)		4,820,000	5,681,312

Total Government Securities			61,808,827

Short-Term Investments of Cash Collateral for Securities Loaned (4.5%)
Banco Bilbao Vizcaya Argentaria N.Y.
4.37%, 1/17/06		85,834	85,834
BCA Intesabci NY
4.05%, 1/9/06		1,286,352	1,286,352
BNP Paribas/London
4.40%, 3/6/06		2,143,919	2,143,919
BNP Paribas/NY
4.31%, 2/1/06		3,859,055	3,859,055
Cantor Fitzgerald Securities
4.25%, 1/3/06		17,893,826	17,893,826
Cedar Springs Capital Co. LLC
4.25%, 1/5/06		1,610,291	1,610,291
4.25%, 1/6/06		3,181,473	3,181,473
Citibank London
4.40%, 3/2/06		2,143,919	2,143,919
Corporate Receivables Corp.
4.33%, 1/24/06		1,877,388	1,877,388
Credit Industrial et Comm
4.11%, 1/17/06		4,287,839	4,287,839
Fifth Third Bancorp
4.35%, 1/30/07 (l)		257,270	257,270
Hartford Life, Inc.
4.42%, 1/2/07 (l)		686,054	686,054
HBOS Treasury Services
4.40%, 3/6/06		1,715,135	1,715,135
4.44%, 3/13/06		4,287,839	4,287,839
HSBC Finance Corp.
4.37%, 2/3/06		2,554,094	2,554,094
HSBC Paris
4.17%, 2/14/06		4,287,839	4,287,839
Lake Constance Funding LLC
4.33%, 1/25/06		4,266,278	4,266,278
Lehman Brothers, Inc.
4.40%, 3/30/06 (l)		300,149	300,149
Lexington Parker Capital
4.12%, 1/10/06		8,576,319	8,576,319
Morgan Stanley
4.43%, 1/2/07 (l)		1,286,352	1,286,352
New York Life Insurance Co.
4.40%, 3/30/06 (l)		2,143,919	2,143,919
Ranger Funding Co. LLC
4.35%, 1/20/06		2,990,296	2,990,296
Royal Bank of Scotland/London
4.30%, 1/31/06		6,174,488	6,174,488
4.30%, 7/5/06 (l)		2,057,364	2,057,364
4.31%, 2/7/06		1,286,352	1,286,352
Sheffield Receivables Corp.
4.27%, 1/20/06		4,261,578	4,261,578
Sun Trust Bank/Atlanta, Georgia
4.35%, 5/17/06 (l)		2,143,919	2,143,919
Thames Asset Global Securities
4.33%, 2/3/06		3,401,004	3,401,004

Total Short-Term Investments of Cash Collateral for Securities Loaned			91,046,145

Time Deposit (3.2%)
JPMorgan Chase Nassau
3.68%, 1/3/06		65,995,760	65,995,760

Total Short-Term Investments (19.0%) (Cost/Amortized Cost $387,786,683)			387,793,881

	Number of Contracts (c)
OPTIONS PURCHASED:
Put Option Purchased (0.0%)
EURODollar Futures December 2006 @ $ 91.75* (Cost $6,650)		700	4,375

Total Investments before Options Written and Securities Sold Short (122.9%) (Cost/Amortized Cost $2,523,595,833)			2,511,199,037

OPTIONS WRITTEN:
Call Option Written (-0.0%) (d)
U.S. 10 Year Treasury Note Futures March 2006 @ $111.00*		(90)	(22,500)

Put Option Written (-0.0%)
U.S. 10 Year Treasury Note Futures March 2006 @ $107.00*		(90)	(14,063)

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2005

	Number of Contracts (c)	Value (Note 1)
Total Options Written (-0.0%) (Premiums Received $97,498)		$(36,563)

Total Investments before Securities Sold Short (122.9%) (Cost/Amortized Cost $2,523,498,335)		2,511,162,474

	Principal Amount
SECURITIES SOLD SHORT:
U.S. Government Agencies (-3.9%)
Federal Home Loan Mortgage Corp.
5.000%, 1/15/36 TBA	$(20,000,000)	(19,793,760)
6.000%, 1/15/36 TBA	(5,700,000)	(5,751,653)
Federal National Mortgage Association
5.000%, 1/25/21 TBA	(13,700,000)	(13,271,875)
5.500%, 1/25/21 TBA	(36,300,000)	(35,937,000)
6.500%, 1/25/36 TBA	(4,900,000)	(5,025,563)
Government National Mortgage Association
6.000%, 1/15/36 TBA	(800,000)	(818,500)

Total Securities Sold Short (-3.9%) (Proceeds Received $80,191,492)		(80,598,351)

Total Investments (119.0%) (Cost/Amortized Cost $2,443,306,843)		2,430,564,123
Other Assets Less Liabilities (-19.0%)		(386,967,310)

Net Assets (100%)		$2,043,596,813

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $2,217,878 or 0.11% of net assets) valued at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2005, the market value of these securities amounted to $36,784,801 or 1.80% of net assets. Securities denoted with “§” but without ““have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts.
(a)	Fully or partially pledged as collateral on outstanding written call options.
(b)	Illiquid security.
(c)	One contract relates to 100 shares.
(d)	Covered call option contracts written in connection with securities held.
(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2005. Maturity date disclosed is the ultimate maturity date.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2005.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.
(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(o)	Discount Note Security. Effective rate calculated as of December 31, 2005.
(p)	Yield to maturity.

Glossary:

BECCS	—	Bearer Corpora Conversions
CMO	—	Collateralized Mortgage Obligation
EUR	—	European Currency Unit
JPY	—	Japanese Yen
REIT	—	Real Estate Investment Trust
TBA	—	Security is subject to delayed delivery.

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2005

At December 31, 2005 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 12/31/05	Unrealized Appreciation/ (Depreciation)
Purchases
U.S. 5 Year Treasury Notes	443	March-06	$47,007,562	$47,110,280	$102,718
U.S. 10 Year Treasury Notes	194	March-06	21,096,677	21,224,813	128,136
U.S. Treasury Bonds	285	March-06	31,974,263	32,543,438	569,175
EURODollar	331	March-06	79,038,663	78,798,688	(239,975)
EURODollar	609	June-06	144,942,000	144,873,488	(68,512)
EURODollar	1,402	September-06	334,721,094	333,535,800	(1,185,294)
EURODollar	421	December-06	100,234,838	100,203,263	(31,575)
EURODollar	70	March-07	16,657,995	16,668,750	10,755
EURODollar	70	June-07	16,658,094	16,671,375	13,281
EURODollar	70	September-07	16,700,830	16,671,375	(29,455)

					$(730,746)

Sales
U.S. 5 Year Treasury Notes	614	March-06	$65,100,561	$65,295,063	$(194,502)

					$(925,248)

At December 31, 2005 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Foreign Currency Buy Contracts
European Union, expiring 1/18/06	1,560	$1,849,148	$1,841,554	$(7,594)

Foreign Currency Sell Contracts
European Union, expiring 1/18/06	19,210	$22,614,587	$22,677,086	$(62,499)

				$(70,093)

Options written for year ended December 31, 2005 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2005	1,221	$448,072
Options Written	33,553,934	1,487,229
Options Terminated in Closing Purchase Transactions	(1,422)	(367,599)
Options Expired	(33,553,553)	(1,470,204)
Options Exercised	—	—

Options Outstanding—December 31, 2005	180	$97,498

Investment security transactions for the year ended December 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$4,813,741,544
U.S. Government securities	7,891,538,037

$12,705,279,581

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$4,060,498,215
U.S. Government securities	8,122,069,507

$12,182,567,722

As of December 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,731,813
Aggregate gross unrealized depreciation	(24,199,215)

Net unrealized depreciation	$(13,467,402)

Federal income tax cost of investments	$2,524,666,439

At December 31, 2005, the Portfolio had loaned securities with a total value of $299,178,107. This was secured by collateral of $91,046,145 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $213,674,966 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $7,796,848 which expires in the year 2013.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2005

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Staples (0.3%)
Food & Staples Retailing (0.3%)
CVS Corp.	33,072	$873,762

Total Consumer Staples		873,762

Financials (0.4%)
Insurance (0.4%)
Universal American Financial Corp.*^	91,211	1,375,462

Total Financials		1,375,462

Health Care (95.9%)
Biotechnology (20.5%)
Abgenix, Inc.*^	48,200	1,036,782
Alexion Pharmaceuticals, Inc.*^	35,184	712,476
Amgen, Inc.*	179,789	14,178,160
Amylin Pharmaceuticals, Inc.*	77,300	3,085,816
Applera Corp.- Celera Genomics Group*	107,000	1,172,720
Ariad Pharmaceuticals, Inc.*^	42,651	249,508
Biogen Idec, Inc.*	70,174	3,180,987
Celgene Corp.*^	21,500	1,393,200
Cephalon, Inc.*^	23,400	1,514,916
Charles River Laboratories International, Inc.*	24,701	1,046,581
Ciphergen Biosystems, Inc.*^	184,000	217,120
Coley Pharmaceutical Group, Inc.*^	18,189	275,745
Cubist Pharmaceuticals, Inc.*^	39,188	832,745
CV Therapeutics, Inc.*^	43,900	1,085,647
Cytokinetics, Inc.*^	175,800	1,149,732
DOV Pharmaceutical, Inc.*^	19,417	285,042
Encysive Pharmaceuticals, Inc.*^	137,010	1,081,009
Exelixis, Inc.*^	82,000	772,440
Gen-Probe, Inc.*	5,537	270,150
Genentech, Inc.*	26,680	2,467,900
Genzyme Corp.*	58,945	4,172,127
Gilead Sciences, Inc.*	103,540	5,449,310
Human Genome Sciences, Inc.*^	205,046	1,755,194
ICOS Corp.*^	18,300	505,629
Idenix Pharmaceuticals, Inc.*^	15,306	261,886
Incyte Corp.*^	63,800	340,692
InterMune, Inc.*^	15,464	259,795
Invitrogen Corp.*	11,000	733,040
Keryx Biopharmaceuticals, Inc.*^	10,312	150,968
MannKind Corp.*^	24,937	280,791
MedImmune, Inc.*	120,390	4,216,058
Millennium Pharmaceuticals, Inc.*	239,000	2,318,300
Nabi Biopharmaceuticals*^	47,010	158,894
NPS Pharmaceuticals, Inc.*^	40,996	485,393
OSI Pharmaceuticals, Inc.*^	13,239	371,222
Panacos Pharmaceuticals Inc.*	135,572	939,514
Protein Design Labs, Inc.*^	195,218	5,548,096
Regeneron Pharmaceuticals, Inc.*^	54,600	870,870
Rigel Pharmaceuticals, Inc.*^	14,793	123,669
Serologicals Corp.*^	40,994	809,222
Serono S.A., Class B	784	622,822
Telik, Inc.*^	36,720	623,873
Tercica, Inc.*^	18,200	130,494
United Therapeutics Corp.*^	14,670	1,013,990
Vertex Pharmaceuticals, Inc.*^	67,436	1,865,954
Vion Pharmaceuticals, Inc.*	193,870	319,885
Zymogenetics, Inc.*^	75,490	1,284,085

		71,620,449

Health Care Distributors (3.9%)
Cardinal Health, Inc.	99,467	6,838,356
McKesson Corp.	106,079	5,472,615
PSS World Medical, Inc.*^	54,407	807,400
QLT, Inc.*^	71,188	452,756

		13,571,127

Health Care Equipment (17.2%)
ATS Medical, Inc.*^	60,458	166,259
Bard (C.R.), Inc.	12,670	835,206
Baxter International, Inc.	151,555	5,706,046
Beckman Coulter, Inc.	8,660	492,754
Biomet, Inc.	75,442	2,758,914
Bruker BioSciences Corp.*^	96,100	467,046
Cytyc Corp.*^	69,220	1,954,081
EPIX Pharmaceuticals, Inc.*^	15,500	62,620
Fisher Scientific International, Inc.*	31,033	1,919,701
Guidant Corp.	40,170	2,601,007
Hospira, Inc.*	29,760	1,273,133
INAMED Corp.*	40,167	3,521,843
Kinetic Concepts, Inc.*	24,490	973,722
Medtronic, Inc.	250,343	14,412,247
Mentor Corp.^	25,463	1,173,335
Nektar Therapeutics*^	64,970	1,069,406
Olympus Corp.	56,000	1,470,812
Resmed, Inc.*^	39,810	1,525,121
SonoSite, Inc.*^	43,035	1,506,655
St. Jude Medical, Inc.*	85,868	4,310,574
Stryker Corp.	90,111	4,003,632
Terumo Corp.	36,500	1,079,260
Thermo Electron Corp.*	43,478	1,309,992
Varian Medical Systems, Inc.*	16,923	851,904
Varian, Inc.*	26,900	1,070,351
Waters Corp.*	20,386	770,591
Wright Medical Group, Inc.*^	29,897	609,899
Zimmer Holdings, Inc.*	31,100	2,097,384

		59,993,495

Health Care Facilities (1.5%)
Community Health Systems, Inc.*	48,551	1,861,445
HCA, Inc.	10,229	516,565
Kindred Healthcare, Inc.*^	40,204	1,035,655
LifePoint Hospitals, Inc.*	38,052	1,426,950
Triad Hospitals, Inc.*	15,100	592,373

		5,432,988

Health Care Services (3.1%)
Caremark Rx, Inc.*	39,155	2,027,838
DaVita, Inc.*	9,789	495,715
Eclipsys Corp.*^	31,255	591,657
HMS Holdings Corp.*	134,516	1,029,047
IMS Health, Inc.	48,500	1,208,620
Medco Health Solutions, Inc.*	68,459	3,820,012
Pharmaceutical Product Development, Inc.	29,617	1,834,773

		11,007,662

Health Care Supplies (1.2%)
Advanced Medical Optics, Inc.*^	24,317	1,016,451
Cooper Cos., Inc.	18,932	971,212
Dade Behring Holdings, Inc.	26,850	1,097,896
Immucor, Inc.*^	35,979	840,469
Vnus Medical Technologies, Inc.*^	17,900	150,002

		4,076,030

Managed Health Care (9.2%)
Aetna, Inc.	76,176	7,184,159
CIGNA Corp.	10,179	1,136,994
Coventry Health Care, Inc.*	25,596	1,457,948
Health Net, Inc.*	62,374	3,215,380
Humana, Inc.*	7,382	401,064
UnitedHealth Group, Inc.	184,436	11,460,853

AXA PREMIER VIP TRUST

AXA PREMIER VIP HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2005

	Number of Shares	Value (Note 1)
WellPoint, Inc.*	93,462	$7,457,333

		32,313,731

Pharmaceuticals (39.3%)
Abbott Laboratories	227,080	8,953,764
Array Biopharma, Inc.*^	51,352	359,977
Astellas Pharma, Inc.	105,300	4,103,872
AstraZeneca plc (ADR)	135,100	6,565,860
AtheroGenics, Inc.*^	59,968	1,199,960
Barr Pharmaceuticals, Inc.*	19,010	1,184,133
Biovail Corp.*	29,790	706,917
Bristol-Myers Squibb Co.	139,420	3,203,872
Conor Medsystems, Inc.*^	49,200	952,020
Daiichi Sankyo Co., Ltd.*	162,000	3,122,511
Eisai Co., Ltd.	136,700	5,732,992
Elan Corp. plc (ADR)*^	158,400	2,206,512
Eli Lilly & Co.	92,408	5,229,369
Endo Pharmaceuticals Holdings, Inc.*	71,295	2,157,387
Forest Laboratories, Inc.*	116,974	4,758,502
GlaxoSmithKline plc	127,710	3,220,726
Impax Laboratories, Inc.*	24,440	261,508
Ipsen*	65,507	1,848,269
IVAX Corp.*	11,805	369,851
Johnson & Johnson	39,326	2,363,493
Kyorin Pharmaceutical Co., Ltd.	4,000	47,445
Medicines Co.*^	80,655	1,407,430
Medicis Pharmaceutical Corp., Class A^	18,258	585,169
Merck & Co., Inc.	38,760	1,232,956
Merck KGaA	7,211	595,827
MGI Pharma, Inc.*^	25,263	433,513
Mylan Laboratories, Inc.	51,060	1,019,158
Novartis AG (ADR)	62,208	3,264,676
Novartis AG (Registered)	89,460	4,686,986
Novo-Nordisk A/S, Class B	11,600	650,309
Pfizer, Inc.	281,112	6,555,532
Roche Holding AG	87,552	13,106,726
Salix Pharmaceuticals Ltd.*	5,400	94,932
Sanofi-Aventis	44,000	3,840,614
Sanofi-Aventis (ADR)	73,024	3,205,754
Schering-Plough Corp.	498,080	10,384,968
Schwarz Pharma AG	12,516	796,329
Sepracor, Inc.*	14,197	732,565
Shionogi & Co., Ltd.	326,000	4,587,698
Shire plc (ADR)^	158,112	6,133,164
Takeda Pharmaceutical Co., Ltd.	22,100	1,194,595
Taro Pharmaceuticals Industries Ltd.*^	22,452	313,654
Teva Pharmaceutical Industries Ltd. (ADR)^	42,037	1,808,011
Theravance, Inc.*^	55,248	1,244,185
UCB S.A.	37,548	1,757,417
Watson Pharmaceuticals, Inc.*	24,100	783,491
Wyeth	172,816	7,961,633
Xenoport, Inc.*	14,935	268,531

		137,194,763

Total Health Care		335,210,245

Information Technology (0.3%)
Electronic Equipment & Instruments (0.3%)
Dionex Corp.*^	20,621	1,012,079

Total Information Technology		1,012,079

Materials (0.5%)
Chemicals (0.5%)
Akzo Nobel N.V	3,000	138,538
Akzo Nobel N.V. (ADR)	2,823	130,084
Bayer AG	36,042	1,497,745

Total Materials		1,766,367

Total Common Stocks (97.4%) (Cost $305,630,564)		340,237,915

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (1.2%)
Federal Home Loan Bank
3.40%, 1/3/06 (o)(p)	$4,200,000	4,198,810

Short-Term Investments of Cash Collateral for Securities Loaned (11.9%)
Banco Bilbao Vizcaya Argentaria N.Y.
4.37%, 1/17/06	39,369	39,369
BCA Intesabci NY
4.05%, 1/9/06	589,998	589,998
BNP Paribas/London
4.40%, 3/6/06	983,331	983,331
BNP Paribas/NY
4.31%, 2/1/06	1,769,995	1,769,995
Cantor Fitzgerald Securities
4.25%, 1/3/06	8,207,189	8,207,189
Cedar Springs Capital Co. LLC
4.25%, 1/5/06	738,576	738,576
4.25%, 1/6/06	1,459,216	1,459,216
Citibank London
4.40%, 3/2/06	983,331	983,331
Corporate Receivables Corp.
4.33%, 1/24/06	861,083	861,083
Credit Industrial et Comm
4.11%, 1/17/06	1,966,662	1,966,662
Fifth Third Bancorp
4.35%, 1/30/07 (l)	118,000	118,000
Hartford Life, Inc.
4.42%, 1/2/07 (l)	314,666	314,666
HBOS Treasury Services plc
4.40%, 3/6/06	786,665	786,665
4.44%, 3/13/06	1,966,662	1,966,662
HSBC Finance Corp.
4.37%, 2/3/06	1,171,462	1,171,462
HSBC Paris
4.17%, 2/14/06	1,966,662	1,966,662
Lake Constance Funding LLC
4.33%, 1/25/06	1,956,773	1,956,773
Lehman Brothers, Inc.
4.40%, 3/30/06 (l)	137,666	137,666
Lexington Parker Capital
4.12%, 1/10/06	3,933,618	3,933,618
Morgan Stanley
4.43%, 1/2/07 (l)	589,998	589,998
New York Life Insurance Co.
4.40%, 3/30/06 (l)	983,331	983,331
Ranger Funding Co. LLC
4.35%, 1/20/06	1,371,530	1,371,530
Royal Bank of Scotland/London
4.30%, 1/31/06	2,831,993	2,831,993
4.30%, 7/5/06 (l)	943,631	943,631
4.31%, 2/7/06	589,998	589,998
Sheffield Receivables Corp.
4.27%, 1/20/06	1,954,617	1,954,617
Sun Trust Bank/Atlanta, Georgia
4.35%, 5/17/06 (l)	983,331	983,331

AXA PREMIER VIP TRUST

AXA PREMIER VIP HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2005

	Principal Amount	Value (Note 1)
Thames Asset Global Securities
4.33%, 2/3/06	$1,559,905	$1,559,905

Total Short-Term Investments of Cash Collateral for Securities Loaned		41,759,258

Time Deposit (4.6%)
JPMorgan Chase Nassau
3.68%, 1/3/06	15,929,149	15,929,149

Total Short-Term Investments (17.7%) (Cost/Amortized Cost $61,887,613)		61,887,217

	Number of Contracts (c)
OPTIONS PURCHASED:
Call Option (0.0%)
Bristol Myers Squibb Co. January-2006 @ $20.00 (Cost $105,640)	380	114,000

Total Investments Before Options Written (115.1%) (Cost/Amortized Cost $367,623,817)		402,239,132

OPTIONS WRITTEN:
Call Option Written (-0.0%)
Caremark Rx, Inc. March-2006 @ $55.00(d) (Premiums Received $17,555)	(133)	$(19,950)

Total Investments (115.1%) (Cost/Amortized Cost $367,606,262)		402,219,182
Other Assets Less Liabilities (-15.1%)		(52,859,956)

Net Assets (100%)		$349,359,226

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(c)	One contract relates to 100 shares.
(d)	Covered call option contracts written in connection with securities held.
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2005.
(o)	Discount Note Security. Effective rate calculated as of December 31, 2005.
(p)	Yield to maturity.

Glossary:

ADR   —  American Depositary Receipt

Options written for the year ended December 31, 2005 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding —January 1, 2005	—	$—
Options Written	390	55,314
Options Terminated in Closing Purchase Transactions	(184)	(25,891)
Options Expired	(73)	(11,868)
Options Exercised	—	—

Options Outstanding—December 31, 2005	133	$17,555

Investment security transactions for the year ended December 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$361,303,397
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$316,354,249

As of December 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,256,701
Aggregate gross unrealized depreciation	(10,323,443)

Net unrealized appreciation	$29,933,258

Federal income tax cost of investments	$372,305,874

At December 31, 2005, the Portfolio had loaned securities with a total value of $40,724,561. This was secured by collateral of $41,759,258 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the year ended December 31, 2005, the Portfolio incurred approximately $46 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2005

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (23.8%)
Auto Components (3.1%)
Arvin Capital I
9.500%, 2/1/27	$2,000,000	$2,010,000
ArvinMeritor, Inc.
8.750%, 3/1/12	6,260,000	5,993,951
8.125%, 9/15/15 §	10,500,000	9,397,500
Cooper Standard Automotive, Inc.
7.000%, 12/15/12	3,325,000	3,059,000
Dura Operating Corp.
8.625%, 4/15/12	1,871,000	1,543,575
Goodyear Tire & Rubber Co.
7.060%, 4/10/10 §(b)	4,000,000	4,024,168
11.000%, 3/1/11	3,900,000	4,368,000
9.000%, 7/1/15 §	3,500,000	3,447,500
Polypore International Inc.
0.000%, 10/1/12 (e)	2,500,000	1,400,000
Tenneco, Inc.
10.250%, 7/15/13	6,300,000	6,882,750
8.625%, 11/15/14 §	2,300,000	2,173,500
8.625%, 11/15/14	4,800,000	4,536,000
TRW Automotive, Inc.
9.375%, 2/15/13	6,540,000	7,079,550

		55,915,494

Automobiles (1.5%)
Ford Motor Credit Co.
6.875%, 2/1/06	4,375,000	4,365,593
5.800%, 1/12/09	2,000,000	1,744,678
7.375%, 10/28/09	1,535,000	1,361,370
5.700%, 1/15/10	3,425,000	2,911,466
7.375%, 2/1/11	11,940,000	10,465,625
7.250%, 10/25/11	575,000	496,717
7.000%, 10/1/13	2,950,000	2,520,648
Kappa Jefferson
Term B Loan
5.164%, 11/29/13 †	950,000	1,111,775
Term C Loan
5.664%, 11/29/14 †	950,000	1,111,775
General Motors Corp.
7.125%, 7/15/13	2,000,000	1,320,000

		27,409,647

Consumer Durables & Apparel (0.2%)
Quiksilver, Inc.
6.875%, 4/15/15 §	2,850,000	2,743,125

Distributors (0.2%)
Buhrmann U.S., Inc.
8.250%, 7/1/14	1,000,000	1,003,750
7.875%, 3/1/15	1,700,000	1,659,626
Foster Grant, Inc., Term Loan
8.500%, 12/14/12 (l)	1,000,000	990,000

		3,653,376

Hotels, Restaurants & Leisure (4.0%)
Choctaw Resort Development Enterprise
7.250%, 11/15/19 §	4,000,000	4,065,000
EPL Finance Corp.
11.750%, 11/15/13 §	5,500,000	5,479,375
Intrawest Corp.
7.500%, 10/15/13	5,125,000	5,189,063
Mandalay Resort Group
6.910%, 6/15/05	3,000,000	3,112,500
9.375%, 2/15/10	3,416,000	3,740,520
MGM MIRAGE
8.375%, 2/1/11	2,995,000	3,204,650
6.625%, 7/15/15	7,475,000	7,456,312
Penn National Gaming, Inc.
8.875%, 3/15/10	2,000,000	2,100,000
Riviera Casinos Corp.
11.000%, 6/15/10	5,353,000	5,761,166
Royal Caribbean Cruises Ltd.
7.250%, 3/15/18	375,000	403,125
7.500%, 10/15/27	3,125,000	3,347,656
Seneca Gaming Corp.
7.250%, 5/1/12	6,300,000	6,339,375
7.250%, 5/1/12 §	1,850,000	1,861,563
Sheraton Holding Corp.
7.375%, 11/15/15	1,825,000	1,980,125
Station Casinos, Inc.
6.500%, 2/1/14	2,650,000	2,676,500
6.875%, 3/1/16	3,700,000	3,783,250
Turning Stone Casino Resort Enterprise
9.125%, 12/15/10 §	2,050,000	2,111,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp
6.625%, 12/1/14	9,500,000	9,238,750

		71,850,430

Household Durables (1.0%)
KB Home
7.750%, 2/1/10	2,260,000	2,361,090
9.500%, 2/15/11	2,066,000	2,173,264
Legrand Holding S.A.
10.500%, 2/15/13	2,950,000	3,333,500
M/I Homes, Inc.
6.875%, 4/1/12	5,185,000	4,666,500
Meritage Homes Corp.
6.250%, 3/15/15	6,090,000	5,541,900

		18,076,254

Internet & Catalog Retail (0.5%)
RH Donnelly Corp, Term Loan
0.000%, 12/8/15	9,810,000	9,836,281

Leisure Equipment & Products (0.0%)
Bombardier Recreational Products, Inc.
8.375%, 12/15/13	750,000	750,938

Media (11.6%)
Allbritton Communications Co.
7.750%, 12/15/12	8,275,000	8,316,375
American Media Operations, Inc.
10.250%, 5/1/09	7,805,000	7,141,575
Block Communications, Inc.
8.250%, 12/15/15 §	5,000,000	4,950,000
Canwest Media, Inc.
8.000%, 9/15/12	2,970,000	3,033,113
CCH I LLC
11.000%, 10/1/15 §	5,000,000	4,200,000
CCO Holdings LLC/CCO Holdings Capital Corp.
8.750%, 11/15/13	4,000,000	3,810,000
8.750%, 11/15/13 §	700,000	666,750
Charter Communications Holdings LLC
10.250%, 9/15/10	4,225,000	4,203,876
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
8.000%, 4/30/12 §	1,800,000	1,791,000
8.375%, 4/30/14 §	3,000,000	2,985,000

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2005

	Principal Amount		Value (Note 1)
Clear Channel, Term Loan
6.620%, 12/19/12 (l)		$1,000,000	$999,375
CSC Holdings, Inc.
7.250%, 7/15/08		8,800,000	8,778,000
8.125%, 7/15/09		3,980,000	4,019,800
8.125%, 8/15/09		850,000	858,500
7.625%, 4/1/11		7,250,000	7,213,750
6.750%, 4/15/12 §		500,000	472,500
7.875%, 2/15/18		1,075,000	1,037,376
Dex Media West LLC/Dex Media Finance Co.
8.500%, 8/15/10		5,923,000	6,204,342
9.875%, 8/15/13		3,825,000	4,245,750
Dex Media, Inc.
0.000%, 11/15/13 (e)		8,000,000	6,360,000
Term Loan
0.00%, 12/8/15		5,865,000	5,881,129
0.00%, 12/8/15		1,325,000	1,328,644
DirecTV Holdings LLC
6.375%, 6/15/15		7,500,000	7,331,250
Echostar DBS Corp.
6.375%, 10/1/11		5,275,000	5,077,188
6.625%, 10/1/14		15,750,000	15,100,312
Emmis Communications Corp.
10.366%, 6/15/12 (l)		6,615,000	6,639,806
Houghton Mifflin Co.
8.250%, 2/1/11		7,675,000	7,924,437
9.875%, 2/1/13		1,000,000	1,068,750
Insight Communications Co., Inc.
0.00%, 2/15/11 (e)		7,200,000	7,524,000
Interpublic Group of Companies, Inc.
6.250%, 11/15/14		10,950,000	9,417,000
Iridium LLC
14.000%, 7/15/05 (h)		12,000,000	3,240,000
Kabel Deutschland GmbH
10.625%, 7/1/14 §		5,500,000	5,788,750
LBI Media, Inc.
10.125%, 7/15/12		5,565,000	5,905,856
Lighthouse International Co. S.A.
8.000%, 4/30/14	EUR	1,000,000	1,250,323
8.000%, 4/30/14 §(b)		4,405,000	5,406,575
Mediacom Broadband LLC
11.000%, 7/15/13		$7,065,000	7,594,875
Network Communications, Inc.
10.750%, 12/1/13 §		4,000,000	4,000,000
Quebecor Media, Inc.
11.125%, 7/15/11		5,115,000	5,536,988
Rogers Cable, Inc.
6.750%, 3/15/15		2,450,000	2,486,750
Telenet Communications N.V.
9.000%, 12/15/13 §		2,500,000	3,265,879
Unity Media GmbH
10.375%, 2/15/15 §		7,150,000	7,436,000
WDAC Subsidiary Corp.
8.375%, 12/1/14 §		2,705,000	2,620,469
WMG Holdings Corp.
0.000%, 12/15/14 (e)		10,742,000	7,519,400

			210,631,463

Multiline Retail (0.3%)
J.C. Penney Corp., Inc.
7.650%, 8/15/16		1,380,000	1,568,802
8.125%, 4/1/27		1,675,000	1,754,562
7.400%, 4/1/37		1,745,000	1,949,538
Saks, Inc.
8.250%, 11/15/08		714	743

			5,273,645

Specialty Retail (1.2%)
Asbury Automotive Group, Inc.
9.000%, 6/15/12		4,982,000	4,982,000
8.000%, 3/15/14		3,507,000	3,349,185
CSK Auto, Inc.
7.000%, 1/15/14		5,565,000	5,036,325
Foot Locker, Inc.
8.500%, 1/15/22		4,315,000	4,563,113
Movie Gallery, Inc.
11.000%, 5/1/12		2,325,000	1,813,500
Toys R US, Inc.
6.875%, 8/1/06		1,900,000	1,890,500

			21,634,623

Textiles, Apparel & Luxury Goods (0.2%)
Samsonite Corp.
8.875%, 6/1/11		3,600,000	3,726,000

Total Consumer Discretionary			431,501,276

Consumer Staples (2.2%)
Food & Staples Retailing (1.0%)
Delhaize America, Inc.
9.000%, 4/15/31		7,155,000	8,411,547
Ingles Markets, Inc.
8.875%, 12/1/11		4,723,000	4,888,305
Rite Aid Corp.
9.500%, 2/15/11		3,900,000	4,114,500

			17,414,352

Household Products (0.5%)
Spectrum Brands, Inc.
8.500%, 10/1/13		3,175,000	2,770,187
7.375%, 2/1/15		3,900,000	3,256,500
Visant Holding Corp.
0.000%, 12/1/13 (e)		5,275,000	3,903,500

			9,930,187

Tobacco (0.7%)
Alliance One International, Inc.
11.000%, 5/15/12 §		1,725,000	1,518,000
RJ Reynolds Tobacco Holdings, Inc.
6.500%, 7/15/10 §		6,550,000	6,517,250
7.250%, 6/1/12		3,970,000	4,049,400

			12,084,650

Total Consumer Staples			39,429,189

Energy (5.6%)
Energy Equipment & Services (0.4%)
Hanover Equipment Trust,
Series 01-B
8.750%, 9/1/11		1,790,000	1,892,925
Newpark Resources, Inc.
8.625%, 12/15/07		2,700,000	2,700,000
SESI LLC
8.875%, 5/15/11		2,160,000	2,262,600

			6,855,525

Oil & Gas (5.2%)
Chesapeake Energy Corp.
7.500%, 9/15/13		1,900,000	2,018,750
7.500%, 6/15/14		1,000,000	1,060,000
6.625%, 1/15/16		600,000	607,500
6.875%, 1/15/16		2,775,000	2,844,375
Clayton Williams Energy, Inc.
7.750%, 8/1/13		3,250,000	3,120,000

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2005

	Principal Amount	Value (Note 1)
El Paso CGP Co.
7.625%, 9/1/08	$3,500,000	$3,552,500
6.375%, 2/1/09	300,000	294,000
7.750%, 6/15/10	450,000	459,000
El Paso Corp.
7.625%, 8/16/07	4,000,000	4,070,000
7.875%, 6/15/12	3,900,000	4,017,000
7.375%, 12/15/12	4,700,000	4,723,500
8.050%, 10/15/30	3,500,000	3,570,000
El Paso Production Holding Co.
7.750%, 6/1/13	9,675,000	10,037,813
Encore Acquisition Co.
6.250%, 4/15/14	2,050,000	1,947,500
Exco Resources, Inc.
7.250%, 1/15/11	2,125,000	2,156,875
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp.
6.750%, 5/1/14	5,460,000	5,159,700
Ferrellgas Partners LP/Ferrellgas Partners Finance
8.750%, 6/15/12	3,775,000	3,737,250
Gaz Capital S.A.
8.625%, 4/28/34 §	375,000	474,375
Gazprom International S.A.
7.201%, 2/1/20 (b)(m)	1,500,000	1,598,250
Hilcorp Energy I LP/Hilcorp Finance Co.
10.500%, 9/1/10 §	3,368,000	3,730,060
Morgan Stanley Bank AG for OAO Gazprom
9.625%, 3/1/13 (b)(m)	6,200,000	7,468,520
Peabody Energy Corp.
6.875%, 3/15/13	2,000,000	2,080,000
Plains Exploration & Production Co.
7.125%, 6/15/14	2,075,000	2,147,625
Pogo Producing Co.
6.875%, 10/1/17 §	3,000,000	2,925,000
Transmontaigne, Inc.
9.125%, 6/1/10	2,630,000	2,583,975
Valero Energy Corp.
7.800%, 6/14/10	1,000,000	1,023,750
Williams Cos., Inc.
7.875%, 9/1/21	10,505,000	11,371,663
7.500%, 1/15/31	950,000	983,250
7.750%, 6/15/31	745,000	785,975
8.750%, 3/15/32	3,200,000	3,712,000

		94,260,206

Total Energy		101,115,731

Financials (11.4%)
Capital Markets (0.7%)
E*Trade Financial Corp.
8.000%, 6/15/11 §	5,000,000	5,200,000
7.375%, 9/15/13 §	3,000,000	3,037,500
Nell AF SARL
8.375%, 8/15/15 §	5,250,000	5,197,500

		13,435,000

Commercial Banks (0.1%)
AES Red Oak LLC
8.540%, 11/30/19	1,739,365	1,913,301

Consumer Finance (1.7%)
General Motors Acceptance Corp.
7.250%, 3/2/11	3,415,000	3,138,857
6.000%, 4/1/11	3,070,000	2,762,822
6.875%, 9/15/11	14,705,000	13,410,151
7.000%, 2/1/12	430,000	389,978
6.875%, 8/28/12	3,500,000	3,154,669
6.750%, 12/1/14	3,100,000	2,788,825
8.000%, 11/1/31	4,925,000	4,717,564

		30,362,866

Diversified Financial Services (7.7%)
AES Ironwood LLC
8.857%, 11/30/25	6,637,039	7,333,928
Amadeus-Halde, Term Loan
5.244%, 4/8/13 §(b)(l)	2,000,000	2,366,177
American Real Estate Partners Finance Corp.
7.125%, 2/15/13 §	3,955,000	3,955,000
Athena Neurosciences Finance LLC
7.250%, 2/21/08	7,250,000	7,077,812
BCP Crystal U.S. Holdings Corp.
9.625%, 6/15/14	7,242,000	8,056,725
Bluewater Finance Ltd.
10.250%, 2/15/12	2,975,000	3,198,125
Crystal U.S. Holdings 3 LLC/Crystal U.S. Sub 3 Corp.
0.000%, 10/1/14 (e)	10,500,000	7,638,750
DJ CDX NA HY
8.750%, 12/29/10 §	47,500,000	47,678,126
Eircom Funding
8.250%, 8/15/13	3,000,000	3,919,055
Innophos Investments Holdings, Inc.
12.340%, 2/15/15 §(l)	4,259,392	4,009,153
Interactive Health LLC/Interactive Health Finance Corp.
7.250%, 4/1/11 §	1,000,000	810,000
JSG Funding plc
10.125%, 10/1/12	1,350,000	1,703,860
KRATON Polymers LLC/KRATON Polymers Capital Corp.
8.125%, 1/15/14	4,875,000	4,680,000
MDP Acquisitions plc
9.625%, 10/1/12	10,875,000	10,875,000
Pipe Acquisition Finance plc
10.913%, 12/16/10 §(l)	6,000,000	5,955,000
Rainbow National Services LLC
10.375%, 9/1/14 §	3,490,000	3,908,800
Stripes Acquisition LLC/Susser Finance Corp.
10.625%, 12/15/13 §	3,000,000	3,045,000
UGS Corp.
10.000%, 6/1/12	1,550,000	1,689,500
Universal City Development Partners
11.750%, 4/1/10	2,000,000	2,242,500
Universal City Florida Holding Co. I/II
8.375%, 5/1/10	2,300,000	2,248,250
UPC Financing, Term Loan
4.672%, 9/15/12 §(b)	2,000,000	2,344,945
Visant Corp.
7.625%, 10/1/12	4,565,000	4,587,825

		139,323,531

Real Estate (1.2%)
Forest City Enterprises, Inc.
7.625%, 6/1/15	1,650,000	1,749,000
6.500%, 2/1/17	750,000	735,000

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2005

	Principal Amount	Value (Note 1)
HMH Properties, Inc.,
Series B
7.875%, 8/1/08	$5,012,000	$5,068,385
Host Marriott LP (REIT)
7.125%, 11/1/13	2,500,000	2,600,000
6.375%, 3/15/15	2,000,000	1,995,000
Thornburg Mortgage, Inc.
8.000%, 5/15/13	6,730,000	6,629,050
Ventas Realty LP/Ventas Capital Corp. (REIT)
8.750%, 5/1/09	1,850,000	1,998,000
6.750%, 6/1/10	1,250,000	1,281,250
6.625%, 10/15/14	700,000	715,750

		22,771,435

Total Financials		207,806,133

Government Securities (4.7%)
Foreign Governments (1.5%)
Federative Republic of Brazil
10.500%, 7/14/14	9,050,000	11,081,273
8.000%, 1/15/18	13,473,000	14,523,894
8.875%, 10/14/19	2,200,000	2,465,100

		28,070,267

U.S. Treasuries (3.2%)
U.S. Treasury Notes
3.875%, 5/15/10	58,400,000	57,293,612

Total Government Securities		85,363,879

Health Care (8.2%)
Health Care Equipment & Supplies (1.6%)
Accellent, Inc.
10.500%, 12/1/13§	6,000,000	6,150,000
Fresenius Medical Care Capital Tranche II
7.875%, 2/1/08	8,120,000	8,383,900
Rotech Healthcare, Inc.
9.500%, 4/1/12	6,650,000	6,982,500
VWR International, Inc.
6.875%, 4/15/12	5,440,000	5,399,200
8.000%, 4/15/14	1,500,000	1,492,500

		28,408,100

Health Care Providers & Services (5.9%)
Alderwoods Group, Inc.
7.750%, 9/15/12	2,425,000	2,509,875
Community Health Systems, Inc.
6.500%, 12/15/12	3,700,000	3,602,875
DaVita, Inc.
7.250%, 3/15/15	10,915,000	11,051,437
HCA, Inc.
5.500%, 12/1/09	575,000	567,891
7.875%, 2/1/11	3,075,000	3,306,108
6.950%, 5/1/12	8,175,000	8,479,470
6.300%, 10/1/12	776,000	779,875
6.250%, 2/15/13	1,300,000	1,300,924
6.750%, 7/15/13	1,625,000	1,675,515
6.375%, 1/15/15	1,700,000	1,718,418
7.690%, 6/15/25	3,200,000	3,322,915
HEALTHSOUTH Corp.
7.000%, 6/15/08	1,000,000	1,002,500
8.375%, 10/1/11	225,000	228,938
7.625%, 6/1/12	11,875,000	12,053,125
Insight Health Services Corp.
9.174%, 11/1/11 §(l)	3,500,000	3,386,250
Pacificare Health Systems, Inc.
10.750%, 6/1/09	1,606,000	1,720,427
Per-Se Technologies, Inc.
6.791%, 12/20/12 (l)	1,500,000	1,515,000
Select Medical Corp.
7.625%, 2/1/15	9,390,000	9,037,875
9.933%, 9/15/15 §(l)	2,000,000	2,010,000
Service Corp. International/U.S.
7.500%, 6/15/17 §	1,580,000	1,568,150
Skilled Healthcare Group, Inc.
11.000%, 1/15/14 §	5,500,000	5,555,000
Team Health, Term Loan
6.880%, 11/21/12	1,000,000	1,006,875
Tenet Healthcare Corp.
7.375%, 2/1/13	3,000,000	2,767,500
9.875%, 7/1/14	350,000	354,375
Triad Hospitals, Inc.
7.000%, 11/15/13	5,725,000	5,739,312
Triumph Healthcare, Term Loan
12.61%, 8/31/12	4,000,000	3,996,668
U.S. Oncology, Inc.
10.750%, 8/15/14	8,610,000	9,557,100
United Surgical Partners International, Inc.
10.000%, 12/15/11	5,800,000	6,249,500

		106,063,898

Pharmaceuticals (0.7%)
Alpharma, Inc.
8.625%, 5/1/11	5,600,000	6,083,000
NBTY, Inc.
7.125%, 10/1/15 §	5,000,000	4,762,500
Pharma Services Intermediate Holding Corp.
0.000%, 4/1/14 (e)	3,000,000	2,220,000

		13,065,500

Total Health Care		147,537,498

Industrials (10.0%)
Aerospace & Defense (1.4%)
Alliant Techsystems, Inc.
8.500%, 5/15/11	3,000,000	3,150,000
Armor Holdings, Inc.
8.250%, 8/15/13	2,050,000	2,203,750
Aviall, Inc.
7.625%, 7/1/11	3,300,000	3,382,500
Bombardier, Inc.
6.300%, 5/1/14 §	4,200,000	3,675,000
DRS Technologies, Inc.
0.000%, 11/22/06 †	2,500,000	2,506,682
L-3 Communications Corp.
6.375%, 10/15/15 §	3,600,000	3,591,000
Sequa Corp.
9.000%, 8/1/09	5,998,000	6,372,875

		24,881,807

Airlines (0.7%)
Continental Airlines, Inc.
Series 99-2
7.056%, 3/15/11	1,800,000	1,848,244
Series 01-1
7.373%, 12/15/15	1,376,085	1,198,128
Delta Air Lines, Inc.
Series 00-1
7.379%, 5/18/10 (h)	484,187	480,529
7.570%, 11/18/12 (h)	2,200,000	2,167,647
Northwest Airlines, Inc.
6.841%, 10/1/12 (h)	1,000,000	968,858
6.810%, 2/1/20 (h)	1,558,000	1,467,527

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2005

	Principal Amount	Value (Note 1)
United Air Lines, Inc.
Series 00-1
7.730%, 7/1/10 (h)	$1,299,005	$1,292,832
7.783%, 7/1/15 (h)	2,538,953	2,528,164
Series 00-2
7.186%, 4/1/11 (h)	933,604	930,103

		12,882,032

Building Products (0.2%)
Associated Materials, Inc.
0.000%, 3/1/14 (e)	9,465,000	4,637,850

Commercial Services & Supplies (2.4%)
Allied Waste North America
6.375%, 4/15/11	2,775,000	2,705,625
7.875%, 4/15/13	4,150,000	4,284,875
7.250%, 3/15/15	6,545,000	6,610,450
Series B
8.500%, 12/1/08	3,300,000	3,465,000
5.750%, 2/15/11	2,805,000	2,657,737
Browning-Ferris Industries, Inc.
9.250%, 5/1/21	4,350,000	4,480,500
Cardtronics, Inc.
9.250%, 8/15/13 §	7,000,000	6,965,000
Cenveo Corp.
9.625%, 3/15/12	2,495,000	2,694,600
Chemed Corp.
8.750%, 2/24/11	6,170,000	6,617,325
Knowledge Learning Corp., Inc.
7.750%, 2/1/15 §	3,000,000	2,850,000

		43,331,112

Construction & Engineering (0.2%)
Ahern Rentals, Inc.
9.250%, 8/15/13 §	4,500,000	4,736,250

Electrical Equipment (1.1%)
Dresser, Inc.
9.375%, 4/15/11	5,200,000	5,473,000
Polypore, Inc.
8.750%, 5/15/12	5,000,000	5,190,020
Superior Essex Communications LLC/ Essex Group Inc.
9.000%, 4/15/12	5,075,000	4,998,875
Trimas Corp.
9.875%, 6/15/12	6,015,000	4,962,375

		20,624,270

Industrial Conglomerates (0.4%)
Transdigm, Inc.
8.375%, 7/15/11	4,000,000	4,210,000
Trinity Industries, Inc.
6.500%, 3/15/14	2,525,000	2,487,125

		6,697,125

Machinery (2.0%)
Case New Holland, Inc.
6.000%, 6/1/09	2,295,000	2,226,150
9.250%, 8/1/11	7,730,000	8,271,100
Dresser-Rand Group, Inc.
7.625%, 11/1/14 §	991,000	1,020,730
Greenbrier Cos, Inc.
8.375%, 5/15/15 §	2,525,000	2,575,500
Invensys plc
9.875%, 3/15/11 §	2,000,000	1,980,000
Invensys plc,
Term B Loan
7.791%, 9/5/09 §(b)	573,176	582,490
Term C Loan
8.829%, 12/5/09 §(b)	1,000,000	1,025,000
Navistar International Corp.
7.500%, 6/15/11	2,625,000	2,500,312
6.250%, 3/1/12	4,150,000	3,714,250
Ormat Funding Corp.
8.250%, 12/30/20	4,211,110	4,253,221
Terex Corp.
9.250%, 7/15/11	2,000,000	2,135,000
7.375%, 1/15/14	5,610,000	5,553,900

		35,837,653

Marine (0.2%)
Horizon Lines LLC
9.000%, 11/1/12	2,837,000	2,985,943

Metals & Mining (0.1%)
Metallurg Holdings, Inc.
10.500%, 10/1/10 §	1,750,000	1,802,500

Road & Rail (0.7%)
Hertz Corp.,
Term B Loan
6.830%, 12/21/12 §(b)(l)	1,520,000	1,538,287
Term DD Loan
0.000%, 12/21/12 §(b)(l)	260,000	263,128
Term Loan
4.500%, 12/21/12 §(b)(l)	220,000	222,647
Hertz Corp.
8.875%, 1/1/14 §(b)	2,600,000	2,648,750
NationsRent Cos, Inc.
9.500%, 5/1/15	5,845,000	6,137,250
TFM S.A. De C.V.
9.375%, 5/1/12 §	2,100,000	2,299,500

		13,109,562

Trading Companies & Distributors (0.6%)
Noble Group Ltd.
6.630%, 3/17/15 §	2,000,000	1,841,774
United Rentals North America, Inc.
6.500%, 2/15/12	8,731,000	8,501,811

		10,343,585

Total Industrials		181,869,689

Information Technology (2.8%)
Computers & Peripherals (0.2%)
Rafaella Apparel Group, Inc.
11.250%, 6/15/11 §	4,250,000	4,165,000

Electronic Equipment & Instruments (0.5%)
Celestica, Inc.
7.875%, 7/1/11	7,305,000	7,359,787
7.625%, 7/1/13	2,000,000	1,972,500

		9,332,287

IT Services (1.1%)
Iron Mountain, Inc.
6.625%, 1/1/16	7,895,000	7,342,350
SunGard Data Systems, Inc.
9.125%, 8/15/13 §	3,630,000	3,757,050
10.250%, 8/15/15 §	8,900,000	8,900,000

		19,999,400

Office Electronics (0.4%)
Xerox Capital Trust I
8.000%, 2/1/27	1,000,000	1,030,000
Xerox Corp.
6.875%, 8/15/11	3,200,000	3,312,000
7.625%, 6/15/13	625,000	659,375
7.200%, 4/1/16	2,500,000	2,625,000

		7,626,375

Semiconductors & Semiconductor Equipment (0.6%)
Amkor Technologies, Inc.
9.250%, 2/15/08	6,750,000	6,547,500

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2005

	Principal Amount		Value (Note 1)
MagnaChip Semiconductor S.A./ MagnaChip Semiconductor Finance Co.
8.000%, 12/15/14		$4,260,000	$4,068,300

			10,615,800

Total Information Technology			51,738,862

Materials (12.3%)
Chemicals (5.9%)
Arco Chemical Co.
10.250%, 11/1/10		100,000	110,000
BCI U.S. Finance
9.650%, 7/15/10 §(l)		5,580,000	5,649,750
Brenntag AG
3.821%, 2/28/12 §(b)		3,500,000	3,504,666
Cognis Holdings GmbH (PIK)
11.139%, 1/15/15 §		8,033,086	8,954,277
Equistar Chemicals LP
10.125%, 9/1/08		5,640,000	6,119,400
8.750%, 2/15/09		4,850,000	5,104,625
10.625%, 5/1/11		6,215,000	6,836,500
Headwaters, Inc., Term B Loan
6.430%, 4/30/11 §(b)		2,852,720	2,866,984
Hercules, Inc.
6.750%, 10/15/29		4,650,000	4,475,625
Huntsman LLC
11.500%, 7/15/12		2,734,000	3,096,255
Ineos Holding Ltd., Term Loan
9.451%, 10/7/06 †(l)		1,500,000	1,756,328
ISP ChemCo
10.250%, 7/1/11		4,400,000	4,686,000
Lyondell Chemical Co.
9.500%, 12/15/08		3,296,000	3,452,560
Nalco Co.
7.750%, 11/15/11		3,800,000	3,904,500
8.875%, 11/15/13		7,750,000	8,118,125
OM Group, Inc.
9.250%, 12/15/11		8,155,000	7,971,512
PQ Corp.
7.500%, 2/15/13 §		1,500,000	1,395,000
Resolution Performance Products Inc.
13.500%, 11/15/10		5,000,000	5,287,500
Rhodia S.A.
7.625%, 6/1/10		2,550,000	2,562,750
10.250%, 6/1/10		7,400,000	8,103,000
8.875%, 6/1/11		5,325,000	5,458,125
Rockwood Specialties Group, Inc.
7.500%, 11/15/14		2,880,000	2,869,200
SigmaKalon, Term A Loan
0.00%, 8/15/15 §(b)	EUR	1,000,000	1,149,271
Westlake Chemical Corp.
8.750%, 7/15/11		$3,619,000	3,872,330

			107,304,283

Containers & Packaging (2.6%)
Crown Americas LLC and Crown Americas Capital Corp.
7.625%, 11/15/13 §		875,000	907,813
7.750%, 11/15/15 §		1,100,000	1,138,500
Greif Brothers Corp.
8.875%, 8/1/12		1,905,000	2,028,825
Group 1 Automotive, Inc.
8.250%, 8/15/13		2,800,000	2,646,000
Jefferson Smurfit Corp.
8.250%, 10/1/12		8,877,000	8,521,920
7.500%, 6/1/13		300,000	276,000
Kappa Beheer BV
10.625%, 7/15/09		2,150,000	2,226,153
Norampac, Inc.
6.750%, 6/1/13		2,500,000	2,412,500
Owens-Brockway Glass Container, Inc.
8.875%, 2/15/09		4,180,000	4,362,875
7.750%, 5/15/11		1,760,000	1,837,000
8.750%, 11/15/12		6,800,000	7,310,000
8.250%, 5/15/13		500,000	516,250
6.750%, 12/1/14		925,000	897,250
Russell-Stanley Holdings, Inc. (PIK)
9.000%, 11/30/08 §†		1,910,106	31,039
Smurfit-Stone Container Corp.
9.750%, 2/1/11		5,873,000	5,931,730
8.375%, 7/1/12		5,700,000	5,514,750
Stone Container Finance
7.375%, 7/15/14		1,350,000	1,228,500

			47,787,105

Metals & Mining (1.8%)
Alpha Natural Resources, Inc.
10.000%, 6/1/12		6,000,000	6,487,500
Edgen Acquisition Corp.
9.875%, 2/1/11		500,000	485,000
Edgen Corp.
9.875%, 2/1/11 §		4,000,000	3,840,000
Euramax Holdings, Inc.
11.090%, 6/7/13 §		10,000,000	9,362,500
International Steel Group, Inc.
6.500%, 4/15/14		4,500,000	4,500,000
Metals USA, Inc.
11.125%, 12/1/15 §		4,000,000	4,100,000
Novelis, Inc.
7.500%, 2/15/15 §		3,225,000	3,007,312

			31,782,312

Paper & Forest Products (2.0%)
Abitibi-Consolidated, Inc.
8.550%, 8/1/10		2,475,000	2,505,938
7.750%, 6/15/11		1,380,000	1,314,450
6.000%, 6/20/13		6,700,000	5,678,250
8.375%, 4/1/15		4,525,000	4,332,687
8.850%, 8/1/30		7,300,000	6,241,500
Bowater Canada Finance
7.950%, 11/15/11		2,350,000	2,279,500
Bowater, Inc.
6.500%, 6/15/13		2,000,000	1,790,000
Georgia-Pacific Corp.
8.000%, 1/15/24		4,955,000	4,732,025
7.375%, 12/1/25		2,850,000	2,565,000
7.250%, 6/1/28		3,050,000	2,703,062
Newark Group, Inc.
9.750%, 3/15/14		2,400,000	2,112,000

			36,254,412

Total Materials			223,128,112

Telecommunication Services (9.1%)
Diversified Telecommunication Services (5.9%)
Cincinnati Bell, Inc.
7.250%, 7/15/13		6,210,000	6,458,400
8.375%, 1/15/14		4,625,000	4,549,844
Citizens Communications Co.
6.250%, 1/15/13		3,550,000	3,434,625
Hawaiian Telcom Communications, Inc.
9.750%, 5/1/13 §		2,425,000	2,370,437

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2005

	Principal Amount	Value (Note 1)
Insight Midwest LP/Insight Capital, Inc.
9.750%, 10/1/09	$3,815,000	$3,929,450
5.500%, 10/15/34	1,185,000	1,220,550
MCI, Inc.
7.688%, 5/1/09	12,400,000	12,803,000
8.735%, 5/1/14	13,489,000	14,922,206
MobiFon Holdings BV
12.500%, 7/31/10	7,895,000	9,158,200
Qwest Capital Funding, Inc.
7.900%, 8/15/10	4,000,000	4,140,000
7.250%, 2/15/11	900,000	911,250
Qwest Communications International, Inc.
7.870%, 2/15/09 (l)	2,000,000	2,027,500
7.250%, 2/15/11	8,900,000	9,078,000
7.500%, 2/15/14	7,950,000	8,168,625
7.500%, 2/15/14 §	7,557,000	7,764,817
Qwest Corp.
8.875%, 3/15/12	6,900,000	7,779,750
7.500%, 6/15/23	1,025,000	1,018,594
7.250%, 10/15/35	1,475,000	1,427,063
Time Warner Telecom Holdings, Inc.
9.250%, 2/15/14	2,700,000	2,848,500
Time Warner Telecom, Inc.
10.125%, 2/1/11	2,100,000	2,199,750
Wind Acquisition Finance S.A.
10.750%, 12/1/15 §	1,600,000	1,652,000

		107,862,561

Wireless Telecommunication Services (3.2%)
American Cellular Corp.
10.000%, 8/1/11	4,175,000	4,529,875
Centennial Cellular Corp./Centennial Cellular Operating Co. LLC
10.750%, 12/15/08	2,801,000	2,857,020
Dobson Cellular Systems
9.000%, 11/1/11 (l)	3,900,000	4,056,000
Intelsat Bermuda Ltd.
8.695%, 1/15/12 §(l)	1,900,000	1,930,875
8.250%, 1/15/13 §	3,050,000	3,080,500
8.625%, 1/15/15 §	5,025,000	5,075,250
Intelsat Ltd.
5.250%, 11/1/08	5,500,000	5,011,875
7.625%, 4/15/12	2,700,000	2,180,250
Mobile Telesystems Finance S.A.
8.375%, 10/14/10 §(b)	1,000,000	1,043,700
8.000%, 1/28/12 §	6,280,000	6,405,600
PanAmSat Holding Corp.*
0.000%, 11/1/14 (e)	12,037,000	8,425,900
Rogers Wireless, Inc.
7.250%, 12/15/12	360,000	378,450
8.000%, 12/15/12	1,565,000	1,656,944
6.375%, 3/1/14	2,300,000	2,305,750
7.500%, 3/15/15	2,525,000	2,727,000
Rural Cellular Corp.
8.250%, 3/15/12	4,420,000	4,663,100
Triton PCS, Inc.
8.500%, 6/1/13	1,875,000	1,743,750

		58,071,839

Total Telecommunication Services		165,934,400

Utilities (6.6%)
Electric Utilities (2.4%)
CMS Energy Corp.
7.750%, 8/1/10	3,610,000	3,785,987
6.300%, 2/1/12	1,400,000	1,384,250
2.875%, 12/1/24	1,400,000	1,629,250
8.500%, 4/15/11	1,000,000	1,088,750
Midwest Generation LLC
8.750%, 5/1/34	4,200,000	4,625,250
Series A
8.300%, 7/2/09	7,700,000	8,027,250
Series B
8.560%, 1/2/16	5,298,418	5,762,030
Term B Loan
4.380%, 4/27/11 §(b)	8,562	8,637
MSW Energy Holdings II LLC/MSW Energy Finance Co. II, Inc.
7.375%, 9/1/10	2,365,000	2,430,037
NRG Energy, Inc.
8.000%, 12/15/13	4,173,000	4,652,895
Sierra Pacific Power Co.
7.100%, 11/2/23	1,400,000	1,407,000
Tenaska Alabama Partners LP
7.000%, 6/30/21 §	3,313,837	3,333,833
Verasun Energy Corp.
9.875%, 12/15/12 §	5,000,000	5,075,000

		43,210,169

Gas Utilities (0.9%)
AmeriGas Partners LP
7.250%, 5/20/15	5,000,000	5,100,000
Holly Energy Partners LP
6.250%, 3/1/15	2,000,000	1,937,500
SemGroup LP
8.750%, 11/15/15 §	1,150,000	1,175,875
Suburban Propane Partners LP
6.875%, 12/15/13	8,650,000	8,087,750

		16,301,125

Multi-Utilities & Unregulated Power (3.3%)
AES Corp.
8.750%, 5/15/13 §	4,700,000	5,117,125
Dynegy-Roseton Danskamme
7.270%, 11/8/10	7,350,000	7,405,125
7.670%, 11/8/16	2,000,000	2,005,000
Ipalco Enterprises, Inc.
8.375%, 11/14/08	1,700,000	1,780,750
7.625%, 11/14/11	2,050,000	2,234,500
PSEG Energy Holdings, Inc.
8.625%, 2/15/08	2,500,000	2,600,000
8.500%, 6/15/11	9,205,000	9,849,350
Reliant Energy Mid-Atlantic Power Holdings LLC
9.237%, 7/2/17	3,153,976	3,374,754
Reliant Energy, Inc.
9.250%, 7/15/10	1,000,000	1,000,000
9.500%, 7/15/13	6,960,000	6,977,400
6.750%, 12/15/14	10,885,000	9,497,163
Sonat, Inc.
7.625%, 7/15/11	4,200,000	4,273,500
South Point Energy Center LLC/Broad River Energy LLC/Rockgen Energy LLC
8.400%, 5/30/12 §	4,845,712	4,458,055

		60,572,722

Total Utilities		120,084,016

Total Long-Term Debt Securities (96.7%) (Cost $1,770,085,424)		1,755,508,785

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2005

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (0.0%)
Media (0.0%)
Paxson Communications Corp.†	49,166	$4,277
RCN Corp †§(b)	1,867	—

Total Consumer Discretionary		4,277

Materials (0.0%)
Containers & Packaging (0.0%)
Russell-Stanley Holdings, Inc.*† §(b)	200,000	—

Total Materials		—

Total Common Stocks (0.0%) (Cost $—)		4,277

	Number of Warrants
WARRANTS:
Materials (0.0%)
Chemicals (0.0%)
Pliant Corp., expiring 6/1/10*†§(b)	200	—

Total Warrants (0.0%) (Cost $—)		—

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (2.3%)
Societe Generale Northern America, Inc.
4.17%, 3/6/06 (o)	$5,600,000	5,558,112
4.38%, 4/20/06 (o)	17,200,000	16,972,788
UBS Finance Delaware LLC
4.14%, 2/28/06 (o)	7,000,000	6,952,820
Westpac Banking Corp.
4.14%, 2/28/06(n)(o)	13,700,000	13,607,662

Total Commercial Paper		43,091,382

Government Security (0.0%)
U.S. Treasury Bills
3.78%, 3/16/06 # (a)(o)(p)	715,000	709,408

Time Deposit (3.5%)
JPMorgan Chase Nassau
3.68%, 1/3/06	61,140,800	61,140,800

Total Short-Term Investments (5.8%) (Cost/Amortized Cost $104,934,275)		104,941,590

Total Investment before Options Written (102.5%) (Cost/Amortized Cost $1,875,019,699)		1,860,454,652

	Number of Contracts (c)	Value (Note 1)
OPTIONS WRITTEN:
Call Options Written (-0.0%)*(d)
U.S. 10 Year Treasury Note Futures
March 2006 @110.00	(20)	$(10,938)
February 2006 @112.00	(301)	(32,922)

		(43,860)

Put Option Written (-0.0%)*
U.S. 10 Year Treasury Note Futures February 2006 @112.00	(20)	(1,563)

Total Options Written (-0.0%) (Premiums Received $170,673)		(45,423)

Total Investments (102.5%) (Cost/Amortized Cost $1,874,849,026)		1,860,409,229
Other Assets Less Liabilities (-2.5%)		(46,085,180)

Net Assets (100%)		$1,814,324,049

*	Non-income producing.
†	Securities (totaling $6,521,876 or 0.36% of net assets) valued at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2005, the market value of these securities amounted to $355,828,362 or 19.61% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(a)	Fully or partially pledged as collateral on outstanding written call options.
(b)	Illiquid security.
(c)	One contract relates to 100 shares.
(d)	Covered call option contracts written in connection with securities held.
(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2005. Maturity date disclosed is the ultimate maturity date.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2005.
(m)	Regulation S is an exmption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.
(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(o)	Discount Note Security. Effective rate calculated as of December 31, 2005.
(p)	Yield to maturity.

Glossary:

EUR	—	European Currency Unit
PIK	—	Payment-in-Kind Security
REIT	—	Real Estate Investment Trust

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2005

At December 31, 2005 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 12/31/05	Unrealized Depreciation
EURODollar	93	September-06	$22,127,025	$22,124,700	$(2,325)
EURODollar	355	December-06	84,529,938	84,494,438	(35,500)

					$(37,825)

At December 31, 2005 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
European Union, expiring 1/24/06	700	$840,854	$826,618	$14,236
European Union, expiring 4/24/06	6,800	8,252,004	8,070,278	181,726
European Union, expiring 2/24/06	4,475	5,297,952	5,293,388	4,564
European Union, expiring 1/18/06	18,797	22,157,469	22,189,545	(32,076)

				$168,450

Options written for year ended December 31, 2005 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2005	512	$226,080
Options Written	5,395	1,439,724
Options Terminated in Closing Purchase Transactions	(1,442)	(420,218)
Options Expired	(4,124)	(1,074,913)
Options Exercised	—	—

Options Outstanding—December 31, 2005	341	$170,673

Investment security transactions for the year ended December 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,909,772,312
U.S. Government securities	257,633,689

$2,167,406,001

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,012,673,661
U.S. Government securities	200,186,233

$2,212,859,894

As of December 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,469,692
Aggregate gross unrealized depreciation	(45,924,423)

Net unrealized depreciation	$(15,454,731)

Federal income tax cost of investments	$1,875,909,383

The Portfolio has a net capital loss carryforward of $304,284,721 of which $29,502,162 expires in the year 2007, $68,279,453 expires in the year 2008, $114,524,895 expires in the year 2009 and $91,978,211 expires in the year 2010.

The Portfolio utilized net capital loss carryforward of $23,911,423 during 2005.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2005

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.3%)
BHP Billiton Ltd.^	166,434	$2,777,494
BlueScope Steel Ltd.^	170,070	869,541
CSL Ltd./Australia^	136,899	4,267,946
Macquarie Airports^	696,300	1,619,144
Macquarie Infrastructure Group^	656,000	1,713,104

		11,247,229

Austria (1.1%)
Erste Bank der Oesterreichischen Sparkassen AG	78,793	4,372,840
OMV AG^	62,000	3,620,039
Voest-Alpine Stahl AG	9,500	954,168

		8,947,047

Belgium (1.2%)
Delhaize Group	57,000	3,711,336
Dexia	126,015	2,895,527
Fortis	104,409	3,311,655

		9,918,518

Brazil (0.9%)
Cia Vale do Rio Doce (ADR)	91,200	3,751,968
Petroleo Brasileiro S.A. (ADR)	53,982	3,847,297

		7,599,265

Canada (4.3%)
Bank of Nova Scotia^	38,100	1,504,887
Canadian National Railway Co.	91,705	7,335,483
Canadian Natural Resources Ltd.	91,400	4,509,166
Manulife Financial Corp.^	26,300	1,537,047
Nexen, Inc.	42,600	2,021,052
Shoppers Drug Mart Corp.	227,228	8,554,969
Talisman Energy, Inc.^	163,257	8,609,024
Teck Cominco Ltd. Class B	33,300	1,768,835

		35,840,463

Finland (0.5%)
Nokia Oyj	208,755	3,804,361
Sampo Oyj, A shares	36,400	632,012

		4,436,373

France (9.0%)
Assurances Generales de France	43,300	4,274,937
BNP Paribas S.A	49,035	3,953,312
Cie De Saint-Gobain^	61,326	3,634,939
Credit Agricole S.A.^	112,854	3,542,242
Imerys S.A.^	28,101	2,025,253
JC Decaux S.A.*	122,807	2,853,683
Lafarge S.A.^	33,105	2,967,724
Renault S.A.^	65,200	5,298,869
Sanofi-Aventis^	58,191	5,079,300
Societe Generale	34,000	4,166,878
Thomson	1,900	39,668
Total S.A.	62,358	15,608,239
Veolia Environnement	201,451	9,086,647
Vinci S.A.^	141,931	12,162,679

		74,694,370

Germany (6.5%)
BASF AG	22,386	1,709,222
Bayerische Motoren Werke (BMW) AG	69,563	3,035,962
Continental AG	171,719	15,171,081
Deutsche Post AG	108,176	2,618,332
E.ON AG	46,200	4,766,151
Epcos AG*^	48,200	631,083
Fresenius Medical Care AG^	19,500	2,048,029
Hypo Real Estate Holding AG	122,372	6,348,244
MAN AG	59,300	3,153,225
Metro AG	34,701	1,670,008
Muenchener Rueckversicherungs AG (Registered)	32,000	4,316,964
RWE AG	9,710	714,465
SAP AG	14,700	2,656,047
Schering AG	28,149	1,877,638
Siemens AG	34,342	2,931,572

		53,648,023

Hong Kong (1.2%)
CNOOC Ltd. (ADR)	40,125	2,727,296
Esprit Holdings Ltd.	270,500	1,922,287
Kerry Properties Ltd.	256,500	679,828
Orient Overseas International Ltd.	174,000	590,207
Shangri-La Asia Ltd.^	2,672,973	4,464,407

		10,384,025

India (0.8%)
ICICI Bank Ltd. (ADR)	119,066	3,429,101
Reliance Industries Ltd. (GDR) §	74,662	2,951,478

		6,380,579

Ireland (0.9%)
Anglo Irish Bank Corp. plc	193,840	2,931,216
Bank of Ireland	120,500	1,891,827
Depfa Bank plc	166,390	2,459,205

		7,282,248

Italy (2.2%)
Buzzi Unicem S.p.A.	13,800	215,192
ENI S.p.A.	460,671	12,731,498
Mediaset S.p.A.	150,000	1,583,546
Recordati S.p.A.	154,800	1,062,699
UniCredito Italiano S.p.A.	448,200	3,076,885

		18,669,820

Japan (23.9%)
Advantest Corp.^	36,000	3,626,536
Astellas Pharma, Inc.	79,000	3,078,878
Canon, Inc.^	175,500	10,259,680
Circle K Sunkus Co., Ltd.^	59,700	1,517,411
Credit Saison Co., Ltd.^	155,900	7,779,810
Daikin Industries Ltd.	89,100	2,604,380
East Japan Railway Co.	410	2,817,165
Fanuc Ltd.^	52,106	4,419,055
Hirose Electric Co., Ltd.^	9,500	1,266,076
Hitachi Ltd.	245,000	1,650,216
Honda Motor Co., Ltd.	161,600	9,214,335
Hoya Corp.	79,200	2,845,107
Itochu Corp.	155,000	1,292,214
Japan Tobacco, Inc.^	299	4,357,197
JFE Holdings, Inc.^	152,300	5,109,786
Kao Corp.	69,000	1,847,327
Keyence Corp.	10,500	2,984,622
Kobe Steel Ltd.	1,018,000	3,294,722
Kyocera Corp.	24,300	1,770,567
Leopalace21 Corp.^	149,568	5,423,630
Matsushita Electric Industrial Co., Ltd.	60,000	1,156,486
Misawa Homes Holdings, Inc.*	33,900	1,875,515
Mitsubishi Corp.	147,200	3,255,037
Mitsubishi UFJ Financial Group, Inc.	799	10,831,145
Mitsui Chemicals, Inc.^	365,000	2,452,300
Murata Manufacturing Co., Ltd.	97,000	6,212,997
Nidec Corp.^	19,200	1,631,585
Nikko Cordial Corp.	150,000	2,373,973
Nintendo Co., Ltd.	10,700	1,291,832

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2005

	Number of Shares	Value (Note 1)
Nippon Electric Glass Co., Ltd.^	277,000	$6,043,167
Nippon Mining Holdings, Inc.	379,500	2,697,623
Nippon Telegraph & Telephone Corp.	202	917,326
Nissan Motor Co., Ltd.^	259,600	2,628,332
Nitto Denko Corp.	38,900	3,028,815
ORIX Corp.	31,900	8,121,622
Sanyo Shinpan Finance Co., Ltd.	20,800	1,490,875
Secom Co., Ltd.	14,000	731,848
Sega Sammy Holdings, Inc.	206,138	6,898,628
Seiyu Ltd.*	1,256,000	3,575,498
Sharp Corp.	63,000	957,570
Shin-Etsu Chemical Co., Ltd.	46,000	2,443,616
SMC Corp.	14,500	2,070,024
Sumitomo Corp.	295,000	3,811,531
Sumitomo Heavy Industries Ltd.	372,000	3,120,224
Sumitomo Metal Industries Ltd.	815,000	3,134,881
Sumitomo Mitsui Financial Group, Inc.	926	9,806,829
Sumitomo Realty & Development Co., Ltd.	240,000	5,215,623
Takefuji Corp.	16,280	1,104,827
Tokyo Electric Power Co., Inc.	113,700	2,759,896
Tokyo Gas Co., Ltd.	406,000	1,802,457
Toyota Motor Corp.	239,000	12,392,443
Yamada Denki Co., Ltd.	39,700	4,964,602

		197,957,841

Luxembourg (0.9%)
Arcelor^	244,240	6,035,554
SES Global S.A.	102,400	1,786,424

		7,821,978

Mexico (3.5%)
America Movil S.A. de C.V. (ADR)	337,877	9,886,281
Cemex S.A. de C.V. (ADR) (Unit)	200,983	11,924,321
Fomento Economico Mexicano S.A. de C.V. (ADR)	20,000	1,450,200
Grupo Televisa S.A. (ADR)	71,445	5,751,323

		29,012,125

Netherlands (4.0%)
ABN AMRO Holding N.V.	198,946	5,183,789
European Aeronautic Defence & Space Co.	88,620	3,334,562
ING Groep N.V. (CVA)	339,420	11,730,632
Koninklijke (Royal) Philips Electronics N.V.	154,732	4,790,996
Reed Elsevier N.V.	193,622	2,694,964
Royal Dutch Shell plc, Class A	25,200	766,302
Royal Dutch Shell plc, Class B	71,028	2,265,595
Wolters Kluwer N.V., Class C (CVA)	116,776	2,352,653

		33,119,493

Singapore (1.3%)
CapitaLand Ltd.	1,929,000	3,990,714
Flextronics International Ltd.*	167,400	1,747,656
Neptune Orient Lines Ltd.	378,000	763,820
Singapore Telecommunications Ltd.^	2,562,785	4,022,654

		10,524,844

South Korea (1.4%)
Hyundai Motor Co.*	43,730	4,209,259
Samsung Electronics Co., Ltd.	10,240	6,675,728
SK Telecom Co. Ltd. (ADR)	33,200	673,628

		11,558,615

Spain (2.1%)
Altadis S.A.^	77,365	3,496,926
Banco Popular Espanol S.A.^	246,805	2,998,524
Endesa S.A.^	164,500	4,311,479
Repsol YPF S.A.^	154,700	4,501,692
Union Fenosa S.A.^	49,600	1,838,834

		17,147,455

Sweden (1.8%)
Telefonaktiebolaget LM Ericsson (ADR)*	332,352	11,432,909
Telefonaktiebolaget LM Ericsson, Class B	958,200	3,286,867

		14,719,776

Switzerland (8.2%)
Adecco S.A.	63,520	2,920,681
Credit Suisse Group	102,100	5,190,409
Holcim Ltd. (Registered)	45,215	3,070,483
Lonza Group AG (Registered)	106,224	6,480,071
Micronas Semiconductor Holding AG (Registered)*	24,900	821,845
Nestle S.A. (Registered)	16,241	4,842,910
Novartis AG (Registered)	93,871	4,918,087
Roche Holding AG	115,516	17,292,998
UBS AG (Registered)	158,072	15,004,217
Xstrata plc	150,720	3,518,980
Zurich Financial Services AG*	17,085	3,629,728

		67,690,409

Taiwan (0.4%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	320,997	3,181,080

United Kingdom (19.9%)
ARM Holdings plc	1,376,123	2,858,576
Aviva plc	459,044	5,555,850
BAE Systems plc	399,000	2,614,924
Barclays plc	885,244	9,285,627
BG Group plc	394,862	3,894,417
BHP Billiton plc	45,200	736,784
BP plc	513,200	5,453,613
British American Tobacco plc	154,000	3,436,933
British Land Co. plc	138,631	2,537,024
Carphone Warehouse Group plc	738,323	3,511,019
Centrica plc	464,862	2,033,037
Corus Group plc	1,410,900	1,429,076
Diageo plc	287,340	4,155,976
Enterprise Inns plc	596,509	9,605,653
Friends Provident plc	860,880	2,800,650
George Wimpey plc	132,500	1,091,853
GlaxoSmithKline plc	429,546	10,832,745
HBOS plc	281,140	4,792,686
HSBC Holdings plc^	481,600	7,733,129
Intercontinental Hotels Group plc	167,863	2,419,261
International Power plc*	471,100	1,936,982
J Sainsbury plc	526,712	2,850,594
Kingfisher plc	544,669	2,218,431
Lloyds TSB Group plc	182,000	1,526,311
Mitchells & Butlers plc	295,300	2,119,077
National Grid plc	211,921	2,068,290
Persimmon plc	29,100	628,464
Punch Taverns plc	156,300	2,278,105
Reckitt Benckiser plc	258,242	8,512,069

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2005

	Number of Shares	Value (Note 1)
Royal & Sun Alliance Insurance Group plc	918,800	$1,983,517
Royal Bank of Scotland Group plc	337,422	10,166,175
SABMiller plc	67,100	1,222,208
Schroders plc	90,320	1,473,040
Smith & Nephew plc	262,241	2,410,833
Standard Chartered plc	141,104	3,137,012
Stolt Offshore S.A.*	247,816	2,872,964
Tate & Lyle plc	268,700	2,597,067
Taylor Woodrow plc	277,500	1,812,695
Tesco plc	908,799	5,171,999
Trinity Mirror plc	65,300	642,355
Vodafone Group plc	4,574,325	9,855,480
Whitbread plc	40,054	652,558
WM Morrison Supermarkets plc	957,384	3,180,345
Wolseley plc	191,366	4,024,463
WPP Group plc	273,764	2,956,202

		165,076,069

United States (0.3%)
Wynn Resorts Ltd.*	45,064	2,471,761

Total Common Stocks (97.6%) (Cost $671,499,443)		809,329,406

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (10.3%)
Banco Bilbao Vizcaya Argentaria N.Y.
4.37%, 1/17/06	$80,443	80,443
BCA Intesabci NY
4.05%, 1/9/06	1,205,558	1,205,558
BNP Paribas/London
4.40%, 3/6/06	2,009,264	2,009,264
BNP Paribas/NY
4.31%, 2/1/06	3,616,674	3,616,674
Cantor Fitzgerald Securities
4.25%, 1/3/06	16,769,946	16,769,946
Cedar Springs Capital Co. LLC
4.25%, 1/5/06	1,509,151	1,509,151
4.25%, 1/6/06	2,981,650	2,981,650
Citibank London
4.40%, 3/2/06	2,009,264	2,009,264
Corporate Receivables Corp.
4.33%, 1/24/06	1,759,473	1,759,473
Credit Industrial et Comm
4.11%, 1/17/06	4,018,527	4,018,527
Fifth Third Bancorp
4.35%, 1/30/07 (l)	241,112	241,112
Hartford Life, Inc.
4.42%, 1/2/07 (l)	642,964	642,964
HBOS Treasury Services plc
4.40%, 3/6/06	1,607,411	1,607,411
4.44%, 3/13/06	4,018,527	4,018,527
HSBC Finance Corp.
4.37%, 2/3/06	2,393,676	2,393,676
HSBC Paris
4.17%, 2/14/06	4,018,527	4,018,527
Lake Constance Funding LLC
4.33%, 1/25/06	3,998,320	3,998,320
Lehman Brothers, Inc.
4.40%, 3/30/06 (l)	281,297	281,297
Lexington Parker Capital
4.12%, 1/10/06	8,037,655	8,037,655
Morgan Stanley
4.43%, 1/2/07 (l)	1,205,558	1,205,558
New York Life Insurance Co.
4.40%, 3/30/06 (l)	2,009,264	2,009,264
Ranger Funding Co. LLC
4.35%, 1/20/06	2,802,480	2,802,480
Royal Bank of Scotland/London
4.30%, 1/31/06	5,786,679	5,786,679
4.30%, 7/5/06 (l)	1,928,144	1,928,144
4.31%, 2/7/06	1,205,558	1,205,558
Sheffield Receivables Corp.
4.27%, 1/20/06	3,993,916	3,993,916
Sun Trust Bank/Atlanta, Georgia
4.35%, 5/17/06 (l)	2,009,264	2,009,264
Thames Asset Global Securities
4.33%, 2/3/06	3,187,393	3,187,393

Total Short-Term Investments of Cash Collateral for Securities Loaned		85,327,695

Time Deposit (0.9%)
JPMorgan Chase Nassau
3.68%, 1/3/06	7,408,685	7,408,685

Total Short-Term Investments (11.2%) (Amortized Cost $92,736,380)		92,736,380

Total Investments (108.8%) (Cost/Amortized Cost $764,235,823)		902,065,786
Other Assets Less Liabilities (-8.8%)		(73,050,127)

Net Assets (100%)		$829,015,659

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2005, the market value of these securities amounted to $2,951,478 or 0.36% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2005.

Glossary:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2005

At December 31, 2005 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 12/31/05	Unrealized Appreciation
S & P / TSE 60 Index	12	March-06	$1,284,017	$1,308,941	$24,924
TOPIX Index	10	March-06	1,346,799	1,392,443	45,644

					$70,568

Investment security transactions for the year ended December 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$620,379,871
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$462,053,032

As of December 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$139,480,032
Aggregate gross unrealized depreciation	(7,284,682)

Net unrealized appreciation	$132,195,350

Federal income tax cost of investments	$769,870,436

At December 31, 2005, the Portfolio had loaned securities with a total value of $80,661,518. This was secured by collateral of $85,327,695 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2005

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.2%)
Auto Components (0.1%)
Autoliv, Inc.	2,500	$113,550
BorgWarner, Inc.^	4,200	254,646
Cooper Tire & Rubber Co.^	7,900	121,028
Johnson Controls, Inc.	850	61,973
Lear Corp.^	1,825	51,940
Magna International, Inc., Class A	2,000	143,960

		747,097

Automobiles (0.7%)
Harley-Davidson, Inc.^	55,425	2,853,833
Toyota Motor Corp. (ADR)	6,700	700,954

		3,554,787

Hotels, Restaurants & Leisure (1.5%)
Las Vegas Sands Corp.*^	55,600	2,194,532
McDonald’s Corp.	37,800	1,274,616
Starbucks Corp.*	133,825	4,016,088

		7,485,236

Household Durables (0.7%)
American Greetings Corp., Class A^	142,150	3,123,036
Newell Rubbermaid, Inc.	20,900	497,002

		3,620,038

Internet & Catalog Retail (1.1%)
Expedia, Inc.*^	99,395	2,381,504
IAC/InterActiveCorp*^	104,759	2,965,728

		5,347,232

Leisure Equipment & Products (0.1%)
Mattel, Inc.	25,500	403,410

Media (3.7%)
Comcast Corp., Class A*	57,255	1,486,340
Comcast Corp., Special Class A*	141,320	3,630,511
DIRECTV Group, Inc.*	298,273	4,211,614
Interpublic Group of Cos., Inc.*	66,100	637,865
Liberty Media Corp., Class A*	96,600	760,242
Sirius Satellite Radio, Inc.*^	111,920	749,864
Time Warner, Inc.	113,400	1,977,696
Viacom, Inc., Class B*	31,700	1,033,420
Walt Disney Co.	61,000	1,462,170
XM Satellite Radio Holdings, Inc., Class A*^	80,860	2,205,861

		18,155,583

Multiline Retail (1.1%)
J.C. Penney Corp., Inc.	14,000	778,400
Nordstrom, Inc.	6,400	239,360
Target Corp.	78,500	4,315,145

		5,332,905

Specialty Retail (4.3%)
Best Buy Co., Inc.	17,900	778,292
Foot Locker, Inc.	105,700	2,493,463
Gap, Inc.	35,500	626,220
Home Depot, Inc.	242,535	9,817,817
Limited Brands	35,800	800,130
Linens ‘n Things, Inc.*	100,808	2,681,493
Office Depot, Inc.*	29,400	923,160
Staples, Inc.	132,012	2,997,992

		21,118,567

Textiles, Apparel & Luxury Goods (0.9%)
Jones Apparel Group, Inc.	7,200	221,184
NIKE, Inc., Class B	46,735	4,056,131
V.F. Corp.	2,200	121,748

		4,399,063

Total Consumer Discretionary		70,163,918

Consumer Staples (6.2%)
Beverages (2.1%)
Coca-Cola Co.	49,575	$1,998,368
Molson Coors Brewing Co.^	3,300	221,067
PepsiCo, Inc.	135,590	8,010,657

		10,230,092

Food & Staples Retailing (0.4%)
Kroger Co.*	38,000	717,440
Safeway, Inc.	28,900	683,774
SUPERVALU, Inc.	7,300	237,104
Wal-Mart Stores, Inc.	11,300	528,840

		2,167,158

Food Products (0.7%)
Archer-Daniels-Midland Co.	2,300	56,718
Bunge Ltd.^	7,100	401,931
ConAgra Foods, Inc.	40,100	813,228
Del Monte Foods Co.*	16,200	168,966
General Mills, Inc.	20,800	1,025,856
Kraft Foods, Inc., Class A^	8,800	247,632
Sara Lee Corp.	9,300	175,770
Unilever N.V. (N.Y. Shares)	10,500	720,825

		3,610,926

Household Products (2.3%)
Clorox Co.	14,900	847,661
Colgate-Palmolive Co.	19,800	1,086,030
Kimberly-Clark Corp.	20,500	1,222,825
Procter & Gamble Co.	143,410	8,300,571

		11,457,087

Tobacco (0.7%)
Altria Group, Inc.	38,950	2,910,344
UST, Inc.^	8,100	330,723

		3,241,067

Total Consumer Staples		30,706,330

Energy (8.3%)
Energy Equipment & Services (1.6%)
Diamond Offshore Drilling, Inc.^	7,125	495,615
GlobalSantaFe Corp.	13,900	669,285
Halliburton Co.	32,720	2,027,331
Noble Corp.	10,800	761,832
Rowan Cos., Inc.	9,500	338,580
Schlumberger Ltd.	37,600	3,652,840

		7,945,483

Oil & Gas (6.7%)
BP plc (ADR)	10,500	674,310
Canadian Natural Resources Ltd.	51,600	2,545,656
Chevron Corp.	118,693	6,738,201
ConocoPhillips	30,582	1,779,261
Exxon Mobil Corp.	250,740	14,084,066
Marathon Oil Corp.	8,500	518,245
Occidental Petroleum Corp.	73,435	5,865,988
Total S.A. (ADR)	5,800	733,120

		32,938,847

Total Energy		40,884,330

Financials (16.5%)
Capital Markets (4.7%)
Bank of New York Co., Inc.	161,550	5,145,368
Charles Schwab Corp.	284,300	4,170,681
Federated Investors, Inc., Class B	10,700	396,328
Goldman Sachs Group, Inc.	49,985	6,383,584
Lehman Brothers Holdings, Inc.	5,125	656,871
Mellon Financial Corp.	28,500	976,125
Merrill Lynch & Co., Inc.	23,900	1,618,747
Morgan Stanley	60,870	3,453,764
Waddell & Reed Financial, Inc.^	15,900	333,423

		23,134,891

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2005

	Number of Shares	Value (Note 1)
Commercial Banks (3.5%)
Bank of America Corp.	171,500	$7,914,725
BB&T Corp.^	1,600	67,056
Comerica, Inc.	16,850	956,406
Huntington Bancshares, Inc./Ohio	27,150	644,812
KeyCorp	7,975	262,617
Lloyds TSB Group plc	426,450	3,576,348
National City Corp.	28,600	960,102
PNC Financial Services Group, Inc.	5,100	315,333
U.S. Bancorp.	15,350	458,812
Wachovia Corp.	34,000	1,797,240
Wells Fargo & Co.	9,450	593,743

		17,547,194

Consumer Finance (1.4%)
American Express Co.	131,810	6,782,943

Diversified Financial Services (1.7%)
Citigroup, Inc.	129,250	6,272,503
JPMorgan Chase & Co.	49,300	1,956,717

		8,229,220

Insurance (3.1%)
ACE Ltd.	10,400	555,776
Allstate Corp.	7,900	427,153
American International Group, Inc.	46,825	3,194,870
Chubb Corp.	4,350	424,777
Genworth Financial, Inc., Class A	28,200	975,156
Hartford Financial Services Group, Inc.	11,300	970,557
MBIA, Inc.^	74,141	4,460,323
MetLife, Inc.	26,850	1,315,650
PartnerReinsurance Ltd.	900	59,103
Prudential Financial, Inc.	7,600	556,244
RenaissanceReinsurance Holdings Ltd.	11,800	520,498
St. Paul Travelers Cos., Inc.	27,799	1,241,781
Torchmark Corp.	2,800	155,680
UnumProvident Corp.	15,600	354,900
XL Capital Ltd., Class A	4,400	296,472

		15,508,940

Thrifts & Mortgage Finance (2.1%)
Astoria Financial Corp.	8,250	242,550
Countrywide Financial Corp	8,300	283,777
Fannie Mae	109,180	5,329,076
Freddie Mac	64,000	4,182,400
Washington Mutual, Inc.	11,725	510,037

		10,547,840

Total Financials		81,751,028

Health Care (16.5%)
Biotechnology (1.5%)
Amgen, Inc.*	63,520	5,009,187
Genentech, Inc.*	28,840	2,667,700

		7,676,887

Health Care Equipment & Supplies (3.6%)
Biomet, Inc.^	55,080	2,014,276
Boston Scientific Corp.*	10,700	262,043
Fisher Scientific International, Inc.*	64,150	3,968,319
Medtronic, Inc.	147,550	8,494,453
Zimmer Holdings, Inc.*	42,300	2,852,712

		17,591,803

Health Care Providers & Services (4.9%)
AmerisourceBergen Corp.	6,200	256,680
Caremark Rx, Inc.*	122,705	6,354,892
Eclipsys Corp.*^	140,450	2,658,719
Health Management Associates, Inc., Class A	115,400	2,534,184
Medco Health Solutions, Inc.*	7,300	407,340
Tenet Healthcare Corp.*	28,906	221,420
UnitedHealth Group, Inc.	122,740	7,627,064
WellPoint, Inc.*	50,650	4,041,363

		24,101,662

Pharmaceuticals (6.5%)
Abbott Laboratories	39,000	1,537,770
Bristol-Myers Squibb Co.	60,875	1,398,907
Eli Lilly & Co.	64,110	3,627,985
GlaxoSmithKline plc (ADR)	10,900	550,232
Johnson & Johnson	96,410	5,794,241
Merck & Co., Inc.	55,375	1,761,479
Novartis AG (ADR)	10,300	540,544
Pfizer, Inc.	330,200	7,700,264
Sanofi-Aventis	38,650	3,373,631
Sanofi-Aventis (ADR)	95,815	4,206,278
Wyeth	34,000	1,566,380

		32,057,711

Total Health Care		81,428,063

Industrials (8.3%)
Aerospace & Defense (0.9%)
Boeing Co.	23,000	1,615,520
Goodrich Corp.	21,700	891,870
Lockheed Martin Corp.	11,800	750,834
Northrop Grumman Corp.	18,200	1,094,002

		4,352,226

Air Freight & Logistics (0.4%)
FedEx Corp.	16,825	1,739,537
United Parcel Service, Inc., Class B	600	45,090

		1,784,627

Building Products (0.0%)
Masco Corp.	7,000	211,330

Commercial Services & Supplies (0.4%)
Apollo Group, Inc., Class A*	34,720	2,099,171

Electrical Equipment (0.4%)
Cooper Industries Ltd., Class A	5,225	381,425
Emerson Electric Co.	15,800	1,180,260
Hubbell, Inc., Class B	5,500	248,160

		1,809,845

Industrial Conglomerates (4.8%)
General Electric Co.	568,910	19,940,295
Textron, Inc.	8,700	669,726
Tyco International Ltd.	115,600	3,336,216

		23,946,237

Machinery (0.4%)
Crane Co.^	2,300	81,121
Eaton Corp.	10,650	714,509
Ingersoll-Rand Co., Ltd., Class A	20,000	807,400
SPX Corp.^	14,000	640,780

		2,243,810

Road & Rail (1.0%)
Burlington Northern Santa Fe Corp.	6,000	424,920
CSX Corp.	8,900	451,853
Norfolk Southern Corp.	11,700	524,511
Union Pacific Corp.	42,400	3,413,624

		4,814,908

Total Industrials		41,262,154

Information Technology (16.5%)
Communications Equipment (5.0%)
ADC Telecommunications, Inc.*^	23,656	528,475
Cisco Systems, Inc.*	268,540	4,597,405
Corning, Inc.*	32,200	633,052
Motorola, Inc.	380,150	8,587,588
Nokia Oyj (ADR)	37,000	677,100
QUALCOMM, Inc.	80,820	3,481,726
Research In Motion Ltd.*^	90,505	5,974,235

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2005

	Number of Shares	Value (Note 1)
Tellabs, Inc.*	29,450	$321,005

		24,800,586

Computers & Peripherals (1.5%)
Dell, Inc.*	59,105	1,772,559
EMC Corp.*	87,800	1,195,836
Hewlett-Packard Co.	65,600	1,878,128
International Business Machines Corp.	31,975	2,628,345

		7,474,868

Electronic Equipment & Instruments (0.5%)
Arrow Electronics, Inc.*	8,500	272,255
Avnet, Inc.*	6,300	150,822
Celestica, Inc.*^	39,900	421,344
Flextronics International Ltd.*	24,900	259,956
Sanmina-SCI Corp.*	46,300	197,238
Solectron Corp.*	56,100	205,326
Tech Data Corp.*	17,600	698,368

		2,205,309

Internet Software & Services (2.3%)
Google, Inc., Class A*	8,711	3,613,846
Yahoo!, Inc.*	202,285	7,925,526

		11,539,372

IT Services (0.7%)
BearingPoint, Inc.*^	350,400	2,754,144
Electronic Data Systems Corp.	37,800	908,712

		3,662,856

Semiconductors & Semiconductor Equipment (2.8%)
Advanced Micro Devices, Inc.*	122,160	3,738,096
Agere Systems, Inc.*	37,400	482,460
Applied Materials, Inc.	38,700	694,278
Intel Corp.	117,700	2,937,792
Samsung Electronics Co., Ltd. (GDR)^§	8,063	2,628,242
Texas Instruments, Inc.	102,275	3,279,959

		13,760,827

Software (3.7%)
Microsoft Corp.	529,865	13,855,970
Oracle Corp.*	197,450	2,410,864
SAP AG (ADR)^	43,210	1,947,475

		18,214,309

Total Information Technology		81,658,127

Materials (2.6%)
Chemicals (1.2%)
Dow Chemical Co.	92,600	4,057,732
DuPont (E.I.) de Nemours & Co.	6,600	280,500
Lubrizol Corp.	18,200	790,426
PPG Industries, Inc.	16,300	943,770

		6,072,428

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	3,800	291,536

Containers & Packaging (0.3%)
Owens-Illinois, Inc.*^	41,300	868,952
Smurfit-Stone Container Corp.*	14,300	202,631
Sonoco Products Co.^	9,400	276,360
Temple-Inland, Inc.	2,000	89,700

		1,437,643

Metals & Mining (1.0%)
Rio Tinto plc (ADR)	17,500	3,198,825
Southern Copper Corp.^	24,600	1,647,708
United States Steel Corp.	5,500	264,385

		5,110,918

Total Materials		12,912,525

Telecommunication Services (4.6%)
Diversified Telecommunication Services (1.2%)
ALLTEL Corp.	60,150	3,795,465
AT&T, Inc.	5,200	127,348
Verizon Communications, Inc.	65,500	1,972,860

		5,895,673

Wireless Telecommunication Services (3.4%)
American Tower Corp., Class A*	122,400	3,317,040
China Mobile (Hong Kong) Ltd. (ADR)^	50,405	1,211,736
Crown Castle International Corp.*	29,300	788,463
Leap Wireless International, Inc.*^	90,900	3,443,292
NII Holdings, Inc.*	151,000	6,595,680
Sprint Nextel Corp.	54,600	1,275,456

		16,631,667

Total Telecommunication Services		22,527,340

Utilities (0.4%)
Electric Utilities (0.4%)
American Electric Power Co., Inc.	9,475	351,428
Entergy Corp.	12,900	885,585
Exelon Corp.	7,700	409,178
Northeast Utilities	15,700	309,133

		1,955,324

Multi-Utilities & Unregulated Power (0.0%)
Constellation Energy Group, Inc.	4,625	266,400

Total Utilities		2,221,724

Total Common Stocks (94.1%) (Cost $434,582,032)		465,515,539

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (7.5%)
Banco Bilbao Vizcaya Argentaria N.Y.
4.37%, 1/17/06	$34,911	34,911
BCA Intesabci NY
4.05%, 1/9/06	523,192	523,192
BNP Paribas/London
4.40%, 3/6/06	871,987	871,987
BNP Paribas/NY
4.31%, 2/1/06	1,569,576	1,569,576
Cantor Fitzgerald Securities
4.25%, 1/3/06	7,277,874	7,277,874
Cedar Springs Capital Co. LLC
4.25%, 1/5/06	654,946	654,946
4.25%, 1/6/06	1,293,986	1,293,986
Citibank London
4.40%, 3/2/06	871,987	871,987
Corporate Receivables Corp.
4.33%, 1/24/06	763,582	763,582
Credit Industrial et Comm
4.11%, 1/17/06	1,743,973	1,743,973
Fifth Third Bancorp
4.35%, 1/30/07 (l)	104,638	104,638
Hartford Life, Inc.
4.42%, 1/2/07 (l)	279,036	279,036
HBOS Treasury Services plc
4.40%, 3/6/06	697,589	697,589
4.44%, 3/13/06	1,743,973	1,743,973
HSBC Finance Corp.
4.37%, 2/3/06	1,038,815	1,038,815
HSBC Paris
4.17%, 2/14/06	1,743,973	1,743,973
Lake Constance Funding LLC
4.33%, 1/25/06	1,735,204	1,735,204
Lehman Brothers, Inc.
4.40%, 3/30/06 (l)	122,078	122,078

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2005

	Principal Amount	Value (Note 1)
Lexington Parker Capital
4.12%, 1/10/06	$3,488,208	$3,488,208
Morgan Stanley
4.43%, 1/2/07 (l)	523,192	523,192
New York Life Insurance Co.
4.40%, 3/30/06 (l)	871,987	871,987
Ranger Funding Co. LLC
4.35%, 1/20/06	1,216,230	1,216,230
Royal Bank of Scotland/London
4.30%, 1/31/06	2,511,321	2,511,321
4.30%, 7/5/06 (l)	836,782	836,782
4.31%, 2/7/06	523,192	523,192
Sheffield Receivables Corp.
4.27%, 1/20/06	1,733,292	1,733,292
Sun Trust Bank/Atlanta, Georgia
4.35%, 5/17/06 (l)	871,987	871,987
Thames Asset Global Securities
4.33%, 2/3/06	1,383,275	1,383,275

Total Short-Term Investments of Cash Collateral for Securities Loaned		37,030,786

Time Deposit (6.1%)
JPMorgan Chase Nassau
3.68%, 1/3/06	29,939,131	29,939,131

Total Short-Term Investments (13.6%) (Amortized Cost $66,969,917)		66,969,917

Total Investments (107.7%) (Cost/Amortized Cost $501,551,949)		532,485,456
Other Assets Less Liabilities (-7.7%)		(37,915,444)

Net Assets (100%)		$494,570,012

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2005, the market value of these securities amounted to $2,628,242 or 0.53% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2005.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Investment security transactions for the year ended December 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$366,773,551
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$92,821,359

As of December 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,385,712
Aggregate gross unrealized depreciation	(6,509,651)

Net unrealized appreciation	$29,876,061

Federal income tax cost of investments	$502,609,395

At December 31, 2005, the Portfolio had loaned securities with a total value of $36,230,909. This was secured by collateral of $37,030,786 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the year ended December 31, 2005, the Portfolio incurred approximately $27,876 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2005

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.1%)
Hotels, Restaurants & Leisure (2.5%)
Carnival Corp. (Unit)	40,500	$2,165,535
Starbucks Corp.*	165,400	4,963,654
Starwood Hotels & Resorts Worldwide, Inc. (Unit)	36,700	2,343,662

		9,472,851

Household Durables (0.7%)
Centex Corp.	12,650	904,349
D.R. Horton, Inc.	12,606	450,412
Lennar Corp., Class A	9,770	596,165
Pulte Homes, Inc.	15,910	626,218

		2,577,144

Internet & Catalog Retail (5.1%)
Amazon.com, Inc.*	163,085	7,689,458
eBay, Inc.*	274,370	11,866,502

		19,555,960

Media (2.8%)
Pixar*^	115,450	6,086,524
XM Satellite Radio Holdings, Inc., Class A*^	168,840	4,605,955

		10,692,479

Multiline Retail (1.6%)
J.C. Penney Corp., Inc.	30,550	1,698,580
Target Corp.	80,080	4,401,998

		6,100,578

Specialty Retail (1.9%)
Home Depot, Inc.	15,480	626,631
Lowe’s Cos., Inc.	56,620	3,774,289
Urban Outfitters, Inc.*^	39,410	997,467
Williams-Sonoma, Inc.*^	39,440	1,701,836

		7,100,223

Textiles, Apparel & Luxury Goods (1.5%)
Coach, Inc.*	118,630	3,955,124
NIKE, Inc., Class B	21,500	1,865,985

		5,821,109

Total Consumer Discretionary		61,320,344

Consumer Staples (4.4%)
Beverages (0.5%)
PepsiCo, Inc.	34,000	2,008,720

Food & Staples Retailing (1.6%)
Walgreen Co.	120,900	5,351,034
Whole Foods Market, Inc.	9,680	749,135

		6,100,169

Household Products (2.3%)
Procter & Gamble Co.	148,845	8,615,149

Total Consumer Staples		16,724,038

Energy (2.2%)
Energy Equipment & Services (1.4%)
Schlumberger Ltd.	23,950	2,326,742
Transocean, Inc.*	22,900	1,595,901
Weatherford International Ltd.*	34,000	1,230,800

		5,153,443

Oil & Gas (0.8%)
Canadian Natural Resources Ltd.^	39,000	1,935,180
Valero Energy Corp.	22,200	1,145,520

		3,080,700

Total Energy		8,234,143

Financials (14.6%)
Capital Markets (4.4%)
Charles Schwab Corp.	78,330	1,149,101
Franklin Resources, Inc.	18,900	1,776,789
Goldman Sachs Group, Inc.	42,710	5,454,494
Legg Mason, Inc.	34,885	4,175,386
Merrill Lynch & Co., Inc.	46,600	3,156,218
State Street Corp.	16,970	940,817

		16,652,805

Commercial Banks (1.6%)
Commerce Bancorp, Inc./New Jersey^	135,330	4,656,705
Zions Bancorp.	17,900	1,352,524

		6,009,229

Diversified Financial Services (1.4%)
Citigroup, Inc.	81,800	3,969,754
JPMorgan Chase & Co.	35,167	1,395,778

		5,365,532

Insurance (6.5%)
Aflac, Inc.	28,650	1,329,933
American International Group, Inc.	91,060	6,213,024
Everest Reinsurance Group Ltd.	16,600	1,665,810
MetLife, Inc.	26,400	1,293,600
Progressive Corp.	122,050	14,252,999

		24,755,366

Thrifts & Mortgage Finance (0.7%)
Countrywide Financial Corp.	78,800	2,694,172

Total Financials		55,477,104

Health Care (20.3%)
Biotechnology (7.4%)
Amgen, Inc.*	88,380	6,969,647
Celgene Corp.*^	17,300	1,121,040
Genentech, Inc.*	153,060	14,158,050
Gilead Sciences, Inc.*	110,310	5,805,615

		28,054,352

Health Care Equipment & Supplies (4.5%)
Alcon, Inc.	23,020	2,983,392
Bausch & Lomb, Inc.	8,190	556,101
Medtronic, Inc.	64,700	3,724,779
St. Jude Medical, Inc.*	107,250	5,383,950
Varian Medical Systems, Inc.*	62,500	3,146,250
Zimmer Holdings, Inc.*	21,940	1,479,634

		17,274,106

Health Care Providers & Services (5.0%)
Aetna, Inc.	29,100	2,744,421
Caremark Rx, Inc.*	92,100	4,769,859
Health Net, Inc.*	24,700	1,273,285
UnitedHealth Group, Inc.	94,865	5,894,911
WellPoint, Inc.*	52,730	4,207,327

		18,889,803

Pharmaceuticals (3.4%)
Abbott Laboratories	54,225	2,138,092
Johnson & Johnson	43,100	2,590,310
Novartis AG (ADR)	44,300	2,324,864
Schering-Plough Corp.	85,700	1,786,845
Teva Pharmaceutical Industries Ltd. (ADR)	97,660	4,200,356

		13,040,467

Total Health Care		77,258,728

Industrials (6.0%)
Aerospace & Defense (2.2%)
Boeing Co.	48,430	3,401,723
United Technologies Corp.	87,540	4,894,362

		8,296,085

Commercial Services & Supplies (1.1%)
Apollo Group, Inc., Class A*	70,600	4,268,476

Industrial Conglomerates (2.2%)
General Electric Co.	246,115	8,626,331

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2005

	Number of Shares	Value (Note 1)
Machinery (0.5%)
Danaher Corp.	33,630	$1,875,881

Total Industrials		23,066,773

Information Technology (34.5%)
Communications Equipment (5.9%)
Cisco Systems, Inc.*	101,900	1,744,528
Comverse Technology, Inc.*^	44,400	1,180,596
Corning, Inc.*	56,530	1,111,380
Juniper Networks, Inc.*	175,380	3,910,974
Motorola, Inc.	69,200	1,563,228
QUALCOMM, Inc.	297,980	12,836,978

		22,347,684

Computers & Peripherals (6.5%)
Apple Computer, Inc.*	105,800	7,605,962
Dell, Inc.*	158,225	4,745,168
EMC Corp.*	343,650	4,680,513
Network Appliance, Inc.*	209,785	5,664,195
SanDisk Corp.*	33,000	2,073,060

		24,768,898

Electronic Equipment & Instruments (0.2%)
Amphenol Corp., Class A^	14,460	639,999

Internet Software & Services (9.0%)
Google, Inc., Class A*	40,480	16,793,533
Yahoo!, Inc.*	449,840	17,624,731

		34,418,264

IT Services (1.2%)
Automatic Data Processing, Inc.	30,300	1,390,467
Cognizant Technology Solutions Corp., Class A*	24,700	1,243,645
Infosys Technologies Ltd. (ADR)	12,600	1,018,836
Iron Mountain, Inc.*^	25,040	1,057,189

		4,710,137

Semiconductors & Semiconductor Equipment (6.2%)
Advanced Micro Devices, Inc.*	81,640	2,498,184
Broadcom Corp., Class A*	144,200	6,799,030
Marvell Technology Group Ltd.*	146,090	8,194,188
Maxim Integrated Products, Inc.	69,500	2,518,680
Xilinx, Inc.	133,800	3,373,098

		23,383,180

Software (5.5%)
Adobe Systems, Inc.	95,175	3,517,668
Autodesk, Inc.	15,100	648,545
Business Objects S.A. (ADR)*^	18,180	734,654
Electronic Arts, Inc.*	111,600	5,837,796
Microsoft Corp.	160,360	4,193,414
Oracle Corp.*	111,250	1,358,362
Salesforce.com, Inc.*^	75,000	2,403,750
SAP AG (ADR)	49,410	2,226,909

		20,921,098

Total Information Technology		131,189,260

Total Common Stocks (98.1%) (Cost $286,497,293)		373,270,390

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (6.5%)
Banco Bilbao Vizcaya Argentaria N.Y.
4.37%, 1/17/06	$23,319	23,319
BCA Intesabci NY
4.05%, 1/9/06	349,467	349,467
BNP Paribas/London
4.40%, 3/6/06	582,445	582,445
BNP Paribas/NY
4.31%, 2/1/06	1,048,400	1,048,400
Cantor Fitzgerald Securities
4.25%, 1/3/06	4,861,267	4,861,267
Cedar Springs Capital Co. LLC
4.25%, 1/5/06	437,472	437,472
4.25%, 1/6/06	864,320	864,320
Citibank London
4.40%, 3/2/06	582,445	582,445
Corporate Receivables Corp.
4.33%, 1/24/06	510,035	510,035
Credit Industrial et Comm
4.11%, 1/17/06	1,164,889	1,164,889
Fifth Third Bancorp
4.35%, 1/30/07(l)	69,893	69,893
Hartford Life, Inc.
4.42%, 1/2/07 (l)	186,382	186,382
HBOS Treasury Services plc
4.40%, 3/6/06	465,956	465,956
4.44%, 3/13/06	1,164,889	1,164,889
HSBC Finance Corp.
4.37%, 2/3/06	693,878	693,878
HSBC Paris
4.17%, 2/14/06	1,164,889	1,164,889
Lake Constance Funding LLC
4.33%, 1/25/06	1,159,032	1,159,032
Lehman Brothers, Inc.
4.40%, 3/30/06 (l)	81,542	81,542
Lexington Parker Capital
4.12%, 1/10/06	2,329,953	2,329,953
Morgan Stanley
4.43%, 1/2/07(l)	349,467	349,467
New York Life Insurance Co.
4.40%, 3/30/06 (l)	582,445	582,445
Ranger Funding Co. LLC
4.35%, 1/20/06	812,382	812,382
Royal Bank of Scotland/London
4.30%, 1/31/06	1,677,441	1,677,441
4.30%, 7/5/06 (l)	558,930	558,930
4.31%, 2/7/06	349,467	349,467
Sheffield Receivables Corp.
4.27%, 1/20/06	1,157,755	1,157,755
Sun Trust Bank/Atlanta, Georgia
4.35%, 5/17/06 (l)	582,445	582,445
Thames Asset Global Securities
4.33%, 2/3/06	923,961	923,961

Total Short-Term Investments of Cash Collateral for Securities Loaned		24,734,766

Time Deposit (2.0%)
JPMorgan Chase Nassau
3.68%, 1/3/06	7,572,599	7,572,599

Total Short-Term Investments (8.5%) (Amortized Cost $32,307,365)		32,307,365

Total Investments (106.6%) (Cost/Amortized Cost $318,804,658)		405,577,755
Other Assets Less Liabilities (-6.6%)		(24,947,517)

Net Assets (100%)		$380,630,238

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2005.

Glossary:

ADR — American Depositary Receipt

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2005

Investment security transactions for the year ended December 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$148,058,679
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$150,632,232

As of December 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$90,402,740
Aggregate gross unrealized depreciation	(4,848,677)

Net unrealized appreciation	$85,554,063

Federal income tax cost of investments	$320,023,692

At December 31, 2005, the Portfolio had loaned securities with a total value of $24,058,425. This was secured by collateral of $24,734,766 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $2,087,567 which expires in the year 2012.

The Portfolio utilized capital loss carryforward of $3,966,686 during 2005.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2005

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.5%)
Auto Components (0.0%)
Johnson Controls, Inc.	2,250	$164,048

Hotels, Restaurants & Leisure (3.4%)
Carnival Corp. (Unit)	149,950	8,017,826
Hilton Hotels Corp.	101,200	2,439,932
McDonald’s Corp.	506,150	17,067,378
Royal Caribbean Cruises Ltd.	24,000	1,081,440

		28,606,576

Household Durables (0.8%)
Fortune Brands, Inc.	33,000	2,574,660
Pulte Homes, Inc.^	105,000	4,132,800

		6,707,460

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	55,810	1,126,246

Media (4.4%)
Comcast Corp., Special Class A*	255,000	6,550,950
News Corp., Class A	510,100	7,932,055
Reed Elsevier plc.	186,890	1,751,805
Time Warner, Inc.	422,100	7,361,424
Tribune Co.^	31,090	940,783
Viacom, Inc., Class B*	319,120	10,403,312
Walt Disney Co.	50,210	1,203,534
Westwood One, Inc.^	20,000	326,000

		36,469,863

Multiline Retail (0.4%)
Sears Holdings Corp.*^	28,600	3,304,158

Specialty Retail (2.4%)
Bed Bath & Beyond, Inc.*	46,300	1,673,745
Gap, Inc.	161,950	2,856,798
Home Depot, Inc.	236,600	9,577,568
Lowe’s Cos., Inc.	59,730	3,981,602
Sherwin-Williams Co.^	19,390	880,694
TJX Cos., Inc.	45,470	1,056,268

		20,026,675

Total Consumer Discretionary		96,405,026

Consumer Staples (9.4%)
Beverages (0.5%)
Coca-Cola Co.	16,820	678,014
Diageo plc.	132,668	1,918,859
PepsiCo, Inc.	23,970	1,416,148

		4,013,021

Food & Staples Retailing (1.5%)
Wal-Mart Stores, Inc.	274,050	12,825,540

Food Products (3.4%)
Archer-Daniels-Midland Co.	71,450	1,761,957
Bunge Ltd.^	163,400	9,250,074
Cadbury Schweppes plc (ADR)^	216,100	8,274,469
H.J. Heinz Co.^	56,580	1,907,878
Kellogg Co.	88,660	3,831,885
Nestle S.A. (Registered)	5,755	1,716,085
Sara Lee Corp.	77,910	1,472,499

		28,214,847

Household Products (0.6%)
Kimberly-Clark Corp.	31,620	1,886,133
Procter & Gamble Co.	49,600	2,870,848

		4,756,981

Tobacco (3.4%)
Altria Group, Inc.	371,750	27,777,160
Loews Corp.- Carolina Group	21,800	958,982

		28,736,142

Total Consumer Staples		78,546,531

Energy (11.9%)
Energy Equipment & Services (3.1%)
Baker Hughes, Inc.	44,000	$2,674,320
Halliburton Co.	263,450	16,323,362
Nabors Industries Ltd.*^	49,300	3,734,475
Noble Corp.^	23,840	1,681,674
Schlumberger Ltd.	16,300	1,583,545

		25,997,376

Oil & Gas (8.8%)
Amerada Hess Corp.^	116,300	14,749,166
BP plc (ADR)	97,980	6,292,276
Chevron Corp.	76,709	4,354,770
ConocoPhillips^	182,220	10,601,559
Devon Energy Corp.	36,150	2,260,821
EOG Resources, Inc.	32,470	2,382,324
Exxon Mobil Corp.	218,310	12,262,473
Marathon Oil Corp.	141,591	8,632,803
Noble Energy, Inc.^	105,650	4,257,695
Talisman Energy, Inc.	35,000	1,850,800
Total S.A. (ADR)^	49,580	6,266,912

		73,911,599

Total Energy		99,908,975

Financials (23.8%)
Capital Markets (3.1%)
Franklin Resources, Inc.	23,230	2,183,852
Goldman Sachs Group, Inc.	81,970	10,468,389
Lehman Brothers Holdings, Inc.	16,810	2,154,538
Mellon Financial Corp.	76,190	2,609,507
Merrill Lynch & Co., Inc.	80,390	5,444,815
Northern Trust Corp.	16,200	839,484
UBS AG (Registered)	27,951	2,653,113

		26,353,698

Commercial Banks (5.0%)
Bank of America Corp.^	561,479	25,912,256
North Fork Bancorp, Inc.	26,700	730,512
PNC Financial Services Group, Inc.	60,380	3,733,295
SunTrust Banks, Inc.	86,460	6,290,829
Wachovia Corp.	56,300	2,976,018
Wells Fargo & Co.	35,120	2,206,590

		41,849,500

Consumer Finance (0.6%)
American Express Co.	50,260	2,586,380
MBNA Corp.	80,420	2,183,403

		4,769,783

Diversified Financial Services (5.2%)
Ameriprise Financial, Inc.*	5,888	241,408
Citigroup, Inc.	454,950	22,078,723
JPMorgan Chase & Co.	539,700	21,420,693

		43,740,824

Insurance (7.8%)
ACE Ltd.	94,200	5,034,048
Aflac, Inc.	5,620	260,880
Allstate Corp.	127,100	6,872,297
American International Group, Inc.	167,800	11,448,994
Aon Corp.	334,600	12,028,870
Axis Capital Holdings Ltd.	76,000	2,377,280
Chubb Corp.	17,930	1,750,865
Hartford Financial Services Group, Inc.	35,450	3,044,800
Lincoln National Corp.^	17,320	918,480
MetLife, Inc.	152,200	7,457,800
St. Paul Travelers Cos., Inc.	311,649	13,921,361

		65,115,675

Thrifts & Mortgage Finance (2.1%)
Fannie Mae	327,980	16,008,704

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2005

	Number of Shares	Value (Note 1)
Freddie Mac	24,070	$1,572,974

		17,581,678

Total Financials		199,411,158

Health Care (9.0%)
Health Care Equipment & Supplies (0.6%)
Baxter International, Inc.	14,250	536,513
Boston Scientific Corp.*	174,300	4,268,607

		4,805,120

Health Care Providers & Services (0.6%)
CIGNA Corp	10,090	1,127,053
Health Management Associates, Inc., Class A^	37,600	825,696
WellPoint, Inc.*	40,100	3,199,579

		5,152,328

Pharmaceuticals (7.8%)
Abbott Laboratories	407,450	16,065,753
Eli Lilly & Co.	89,610	5,071,030
Forest Laboratories, Inc.*	122,900	4,999,572
Johnson & Johnson	123,770	7,438,577
Merck & Co., Inc.	130,510	4,151,523
Novartis AG (ADR)^	180,250	9,459,520
Pfizer, Inc.	129,600	3,022,272
Sanofi-Aventis (ADR)^	263,534	11,569,143
Wyeth	72,960	3,361,267

		65,138,657

Total Health Care		75,096,105

Industrials (13.9%)
Aerospace & Defense (4.5%)
Honeywell International, Inc.	359,850	13,404,413
Lockheed Martin Corp.	120,740	7,682,686
Northrop Grumman Corp.	102,680	6,172,095
United Technologies Corp.	178,280	9,967,635

		37,226,829

Air Freight & Logistics (0.5%)
CNF, Inc.^	12,980	725,452
United Parcel Service, Inc., Class B	45,600	3,426,840

		4,152,292

Building Products (0.9%)
American Standard Cos., Inc.	34,300	1,370,285
Masco Corp.	188,990	5,705,608

		7,075,893

Electrical Equipment (1.7%)
Cooper Industries Ltd., Class A	153,520	11,206,960
Emerson Electric Co.	40,810	3,048,507

		14,255,467

Industrial Conglomerates (1.1%)
General Electric Co.	237,000	8,306,850
Tyco International Ltd.	25,830	745,454

		9,052,304

Machinery (1.6%)
Caterpillar, Inc.	61,050	3,526,858
Deere & Co.	77,300	5,264,903
Illinois Tool Works, Inc.	26,640	2,344,054
Ingersoll-Rand Co., Ltd., Class A	60,000	2,422,200

		13,558,015

Road & Rail (3.4%)
Burlington Northern Santa Fe Corp.	51,560	3,651,479
CSX Corp.	168,650	8,562,360
Norfolk Southern Corp.	331,820	14,875,491
Union Pacific Corp.	19,200	1,545,792

		28,635,122

Trading Companies & Distributors (0.2%)
Finning International, Inc.	8,670	275,653
Grainger (W.W.), Inc.	22,700	1,613,970

		1,889,623

Total Industrials		115,845,545

Information Technology (7.2%)
Communications Equipment (0.4%)
Cisco Systems, Inc.*	80,210	1,373,195
Juniper Networks, Inc.*	74,700	1,665,810

		3,039,005

Computers & Peripherals (2.1%)
EMC Corp.*	110,000	1,498,200
Hewlett-Packard Co.	377,400	10,804,962
International Business Machines Corp.	70,000	5,754,000

		18,057,162

IT Services (0.6%)
Accenture Ltd., Class A	149,550	4,317,508
Fiserv, Inc.*^	10,600	458,662

		4,776,170

Semiconductors & Semiconductor Equipment (0.4%)
Analog Devices, Inc.	34,910	1,252,222
Texas Instruments, Inc.	55,700	1,786,299

		3,038,521

Software (3.7%)
Microsoft Corp.	854,750	22,351,713
Oracle Corp.*	583,410	7,123,436
Symantec Corp.*	91,250	1,596,875

		31,072,024

Total Information Technology		59,982,882

Materials (3.7%)
Chemicals (3.0%)
Air Liquide S.A.	1,420	272,181
Air Products & Chemicals, Inc.	174,010	10,299,652
Dow Chemical Co.	56,530	2,477,145
DuPont (E.I.) de Nemours & Co.	96,320	4,093,600
Nalco Holding Co.*^	36,850	652,613
PPG Industries, Inc.	64,820	3,753,078
Praxair, Inc.	18,980	1,005,181
Syngenta AG*	22,050	2,735,441

		25,288,891

Containers & Packaging (0.1%)
Smurfit-Stone Container Corp.*^	61,380	869,755

Metals & Mining (0.2%)
Alcoa, Inc.	54,700	1,617,479

Paper & Forest Products (0.4%)
Bowater, Inc.^	11,500	353,280
International Paper Co.	80,900	2,719,049

		3,072,329

Total Materials		30,848,454

Telecommunication Services (4.0%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	175,400	4,295,546
BellSouth Corp.	63,600	1,723,560
Verizon Communications, Inc.	203,540	6,130,625

		12,149,731

Wireless Telecommunication Services (2.6%)
Sprint Nextel Corp.	775,450	18,114,512
Vodafone Group plc.	1,600,410	3,448,117

		21,562,629

Total Telecommunication Services		33,712,360

Utilities (3.4%)
Electric Utilities (2.4%)
Allegheny Energy, Inc.*^	13,220	418,413
Entergy Corp.	190,280	13,062,722

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2005

	Number of Shares	Value (Note 1)
Exelon Corp.	19,740	$1,048,984
FPL Group, Inc.	42,700	1,774,612
PPL Corp.^	65,350	1,921,290
TXU Corp.	29,680	1,489,639

		19,715,660

Multi-Utilities & Unregulated Power (1.0%)
Dominion Resources, Inc.	93,380	7,208,936
Public Service Enterprise Group, Inc.	21,010	1,365,019

		8,573,955

Total Utilities		28,289,615

Total Common Stocks (97.8%) (Cost $762,022,354)		818,046,651

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (1.4%)
AIG Funding
4.00%, 1/3/06 (p)	$1,016,000	1,015,661
Morgan Stanley
4.20%, 1/3/06 (p)	11,026,000	11,022,141

Total Commercial Paper		12,037,802

Short-Term Investments of Cash Collateral for Securities Loaned (5.1%)
Banco Bilbao Vizcaya Argentaria N.Y.
4.37%, 1/17/06	40,029	40,029
BCA Intesabci NY
4.05%, 1/9/06	599,897	599,897
BNP Paribas/London
4.40%, 3/6/06	999,828	999,828
BNP Paribas/NY
4.31%, 2/1/06	1,799,691	1,799,691
Cantor Fitzgerald Securities
4.25%, 1/3/06	8,344,881	8,344,881
Cedar Springs Capital Company LLC
4.25%, 1/5/06	750,968	750,968
4.25%, 1/6/06	1,483,697	1,483,697
Citibank London
4.40%, 3/2/06	999,828	999,828
Corporate Receivables Corp.
4.33%, 1/24/06	875,530	875,530
Credit Industrial et Comm
4.11%, 1/17/06	1,999,656	1,999,656
Fifth Third Bancorp
4.35%, 1/30/07 (l)	119,980	119,980
Hartford Life, Inc.
4.42%, 1/2/07 (l)	319,945	319,945
HBOS Treasury Services plc
4.40%, 3/6/06	799,863	799,863
4.44%, 3/13/06	1,999,656	1,999,656
HSBC Finance Corp.
4.37%, 2/3/06	1,191,115	1,191,115
HSBC Paris
4.17%, 2/14/06	1,999,656	1,999,656
Lake Constance Funding LLC
4.33%, 1/25/06	1,989,602	1,989,602
Lehman Brothers, Inc.
4.40%, 3/30/06 (l)	139,976	139,976
Lexington Parker Capital
4.12%, 1/10/06	3,999,612	3,999,612
Morgan Stanley
4.43%, 1/2/07 (l)	599,897	599,897
New York Life Insurance Co.
4.40%, 3/30/06 (l)	999,828	999,828
Ranger Funding Co. LLC
4.35%, 1/20/06	1,394,540	1,394,540
Royal Bank of Scotland/London
4.30%, 1/31/06	2,879,505	2,879,505
4.30%, 7/5/06 (l)	959,463	959,463
4.31%, 2/7/06	599,897	599,897
Sheffield Receivables Corp.
4.27%, 1/20/06	1,987,410	1,987,410
Sun Trust Bank
4.35%, 5/17/06 (l)	999,828	999,828
Thames Asset Global Securities
4.33%, 2/3/06	1,586,077	1,586,077

Total Short-Term Investments of Cash Collateral for Securities Loaned		42,459,855

Time Deposit (2.0%)
JPMorgan Chase Nassau
3.68%, 1/3/06	16,389,827	16,389,827

Total Short-Term Investments (8.5%) (Cost/Amortized Cost $70,888,883)		70,887,484

Total Investments (106.3%) (Cost/Amortized Cost $832,911,237)		888,934,135
Other Assets Less Liabilities (-6.3%)		(52,822,661)

Net Assets (100%)		$836,111,474

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2005.
(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2005

Investment security transactions for the year ended December 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$770,742,271
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$388,874,403

As of December 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,414,868
Aggregate gross unrealized depreciation	(11,184,249)

Net unrealized appreciation	$51,230,619

Federal income tax cost of investments	$837,703,516

At December 31, 2005, the Portfolio had loaned securities with a total value of $41,585,724. This was secured by collateral of

$42,459,855 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the year ended December 31, 2005, the Portfolio incurred approximately $38,035 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2005

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.4%)
Auto Components (1.1%)
BorgWarner, Inc.	120,300	$7,293,789
Gentex Corp.	24,500	477,750

		7,771,539

Automobiles (0.2%)
Winnebago Industries, Inc.^	40,800	1,357,824

Distributors (0.5%)
Beacon Roofing Supply, Inc.*^	39,200	1,126,216
LKQ Corp.*^	80,600	2,790,372

		3,916,588

Hotels, Restaurants & Leisure (5.3%)
BJ’s Restaurants, Inc.*^	48,800	1,115,568
Four Seasons Hotels, Inc.^	22,000	1,094,500
Gaylord Entertainment Co.*^	110,100	4,799,259
Hilton Hotels Corp.	11,700	282,087
Marriott International, Inc., Class A	79,300	5,310,721
Orient Express Hotels Ltd.	183,300	5,777,616
P.F. Chang’s China Bistro, Inc.*^.	77,800	3,861,214
Panera Bread Co., Class A*	20,800	1,366,144
Penn National Gaming, Inc.*	77,800	2,563,510
Royal Caribbean Cruises Ltd.	97,400	4,388,844
Scientific Games Corp., Class A*^	149,160	4,069,085
Station Casinos, Inc.	51,300	3,478,140

		38,106,688

Household Durables (0.2%)
Harman International Industries, Inc.	5,700	557,745
NVR, Inc.*^	410	287,820
Ryland Group, Inc.	4,300	310,159

		1,155,724

Internet & Catalog Retail (0.2%)
Coldwater Creek, Inc.*^	54,900	1,676,097

Leisure Equipment & Products (0.5%)
MarineMax, Inc.*^	115,800	3,655,806

Media (1.2%)
Entravision Communications Corp.*	55,500	395,160
Getty Images, Inc.*^	86,000	7,677,220
Pixar*	6,600	347,952
XM Satellite Radio Holdings, Inc., Class A*^	9,800	267,344

		8,687,676

Multiline Retail (0.2%)
Dollar General Corp.	38,300	730,381
Tuesday Morning Corp.^	51,700	1,081,564

		1,811,945

Specialty Retail (2.7%)
Advance Auto Parts, Inc.*	7,800	338,988
Chico’s FAS, Inc.*^	91,500	4,019,595
Cost Plus, Inc.*^	52,700	903,805
GameStop Corp., Class A*^	127,450	4,055,459
Hibbett Sporting Goods, Inc.*^	89,300	2,543,264
HOT Topic, Inc.*^	76,800	1,094,400
Regis Corp.	30,200	1,164,814
Ross Stores, Inc.	9,000	260,100
Tractor Supply Co.*^	24,300	1,286,442
Urban Outfitters, Inc.*	98,500	2,493,035
Weight Watchers International, Inc.*^	11,800	583,274
Zumiez, Inc.*	13,500	583,470

		19,326,646

Textiles, Apparel & Luxury Goods (1.3%)
Carter’s, Inc.*	80,000	$4,708,000
Polo Ralph Lauren Corp.	84,575	4,748,040

		9,456,040

Total Consumer Discretionary		96,922,573

Consumer Staples (0.5%)
Food & Staples Retailing (0.1%)
Whole Foods Market, Inc.	3,200	247,648

Food Products (0.4%)
Bunge Ltd.	12,400	701,964
Dean Foods Co.*	2,700	101,682
Hain Celestial Group, Inc.*	104,200	2,204,872

		3,008,518

Personal Products (0.0%)
Alberto-Culver Co.	3,200	146,400

Total Consumer Staples		3,402,566

Energy (10.6%)
Energy Equipment & Services (6.9%)
Cal Dive International, Inc.*^	85,400	3,065,006
Carbo Ceramics, Inc.	14,300	808,236
Cooper Cameron Corp.*	78,600	3,254,040
Diamond Offshore Drilling, Inc.^	56,800	3,951,008
ENSCO International, Inc.	62,900	2,789,615
FMC Technologies, Inc.*	53,900	2,313,388
Global Industries Ltd.*^	231,900	2,632,065
GlobalSantaFe Corp.	8,300	399,645
Grant Prideco, Inc.*	229,600	10,129,952
Nabors Industries Ltd.*	51,300	3,885,975
National Oilwell Varco, Inc.*	104,719	6,565,881
Oil States International, Inc.*	27,000	855,360
Patterson-UTI Energy, Inc.	79,000	2,603,050
Rowan Cos., Inc.	13,800	491,832
Superior Energy Services*	115,400	2,429,170
Transocean, Inc.*	47,800	3,331,182

		49,505,405

Oil & Gas (3.7%)
Basic Energy Services, Inc.*	11,800	235,410
Bill Barrett Corp.*^	105,600	4,077,216
Bronco Drilling Co., Inc.*^	16,400	377,364
Chesapeake Energy Corp.^	34,300	1,088,339
Denbury Resources, Inc.*	78,700	1,792,786
Dresser-Rand Group*	90,700	2,193,126
Murphy Oil Corp.*	1,800	97,182
Newfield Exploration Co.*	109,100	5,462,637
Noble Energy, Inc.	51,100	2,059,330
Peabody Energy Corp.	64,800	5,340,816
Southwestern Energy Co.*	112,800	4,054,032

		26,778,238

Total Energy		76,283,643

Financials (9.5%)
Capital Markets (2.2%)
Affiliated Managers Group*	36,700	2,945,175
Ameritrade Holding Corp.*	13,700	328,800
BlackRock, Inc., Class A	46,300	5,022,624
E*Trade Financial Corp.*	30,200	629,972
Federated Investors, Inc., Class B.	18,700	692,648
Legg Mason, Inc.	34,800	4,165,212
National Financial Partners Corp.	36,600	1,923,330

		15,707,761

Commercial Banks (1.1%)
Boston Private Financial Holdings, Inc.	2,400	73,008
City National Corp.	3,400	246,296

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2005

	Number of Shares	Value (Note 1)
Commerce Bancorp, Inc./ New Jersey^	6,400	$220,224
Cullen/Frost Bankers, Inc.	3,500	187,880
East-West Bancorp, Inc.	33,300	1,215,117
First State Bancorp/New Mexico^	57,646	1,382,928
Greater Bay Bancorp^	37,200	953,064
Hancock Holding Co.^	22,000	831,820
Signature Bank*	25,121	705,146
UCBH Holdings, Inc.^	7,300	130,524
Westamerica Bancorp.	8,100	429,867
Westcorp	1,800	119,898
Western Alliance Bancorp*	50,900	1,520,383

		8,016,155

Diversified Financial Services (2.5%)
Advance America Cash Advance Centers, Inc.	64,500	799,800
Calamos Asset Management, Inc., Class A^	4,700	147,815
CapitalSource, Inc.*^	119,800	2,683,520
CBOT Holdings, Inc.*^	39,500	3,703,520
Chicago Mercantile Exchange Holdings, Inc.	960	352,790
Financial Federal Corp.^	36,400	1,617,980
GFI Group, Inc.*^	22,200	1,052,946
IntercontinentalExchange, Inc.*	1,100	39,985
Lazard Ltd., Class A^	107,600	3,432,440
optionsXpress Holdings, Inc.^	111,100	2,727,505
Primus Guaranty Ltd.*^	141,500	1,846,575

		18,404,876

Insurance (1.2%)
Ambac Financial Group, Inc.	46,700	3,598,702
Aspen Insurance Holdings Ltd.	6,600	156,222
Brown & Brown, Inc.^	10,000	305,400
HCC Insurance Holdings, Inc.	119,700	3,552,696
Max Reinsurance Capital Ltd.	38,100	989,457

		8,602,477

Investment Company (0.1%)
Ares Capital Corp.*^	69,763	1,121,092

Real Estate (2.2%)
CB Richard Ellis Group, Inc., Class A*	190,450	11,207,983
Innkeepers USA Trust (REIT)	87,800	1,404,800
Jones Lang LaSalle, Inc.	36,600	1,842,810
Meristar Hospitality Corp. (REIT)*^	125,600	1,180,640

		15,636,233

Thrifts & Mortgage Finance (0.2%)
Doral Financial Corp.^	90,700	961,420
Franklin BankCorp./ HoustonTexas*	33,300	599,067

		1,560,487

Total Financials		69,049,081

Health Care (17.5%)
Biotechnology (5.6%)
Abgenix, Inc.*	68,700	1,477,737
Affymetrix, Inc.*^	130,700	6,240,925
Biogen Idec, Inc.*	52,000	2,357,160
Charles River Laboratories International, Inc.*	2,600	110,162
Coley Pharmaceutical Group, Inc.*^	105,500	1,599,380
Cubist Pharmaceuticals, Inc.*^	65,500	1,391,875
CV Therapeutics, Inc.*^	26,900	665,237
Digene Corp.*^	52,900	1,543,093
Gen-Probe, Inc.*	71,485	3,487,753
Invitrogen Corp.*^	4,200	279,888
Keryx Biopharmaceuticals, Inc.*^	3,900	57,096
Momenta Pharmaceuticals, Inc.*	27,400	603,896
Neurocrine Biosciences, Inc.*	9,800	614,754
OraSure Technologies, Inc.*^	199,800	1,762,236
Panacos Pharmaceuticals Inc.*	70,600	489,258
Pharmion Corp.*^	14,600	259,442
Protein Design Labs, Inc.*^	344,600	9,793,532
Senomyx, Inc.*^	139,300	1,688,316
Serologicals Corp.*^	63,900	1,261,386
Telik, Inc.*^	174,800	2,969,852
Trimeris, Inc.*	92,200	1,059,378
Zymogenetics, Inc.*^	38,000	646,380

		40,358,736

Health Care Equipment & Supplies (5.9%)
American Medical Systems Holdings, Inc.*	100,600	1,793,698
ArthroCare Corp.*^	64,900	2,734,886
Bard (C.R.), Inc.	39,340	2,593,293
Biomet, Inc.	7,200	263,304
Cynosure, Inc.*	10,400	218,296
Cytyc Corp.*	167,300	4,722,879
Dade Behring Holdings, Inc.	94,000	3,843,660
Dentsply International, Inc.	2,200	118,118
Fisher Scientific International, Inc.*	9,300	575,298
Greatbatch, Inc.*^	80,300	2,088,603
Kinetic Concepts, Inc.*	3,800	151,088
Kyphon, Inc.*^	69,400	2,833,602
Meridian Bioscience, Inc.	81,500	1,641,410
Merit Medical Systems, Inc.*	78,967	958,659
Molecular Devices Corp.*^	41,100	1,189,023
Nektar Therapeutics*	42,200	694,612
Resmed, Inc.*^	110,300	4,225,593
Respironics, Inc.*	91,200	3,380,784
Stereotaxis, Inc.*^	9,600	82,656
Steris Corp.	51,600	1,291,032
Symmetry Medical, Inc.*^	29,700	575,883
Thermo Electron Corp.*	16,600	500,158
Varian Medical Systems, Inc.*	11,900	599,046
Varian, Inc.*	48,300	1,921,857
Ventana Medical Systems, Inc.*^	68,800	2,913,680
Waters Corp.*	14,500	548,100
Wright Medical Group, Inc.*^	5,000	102,000

		42,561,218

Health Care Providers & Services (4.7%)
Caremark Rx, Inc.*	47,800	2,475,562
Community Health Systems, Inc.*	15,900	609,606
Coventry Health Care, Inc.*	8,700	495,552
Express Scripts, Inc.*	5,700	477,660
Health Net, Inc.*	8,900	458,795
LifePoint Hospitals, Inc.*	11,900	446,250
Omnicare, Inc.	10,500	600,810
Parexel International Corp.*^	52,100	1,055,546
Pharmaceutical Product Development, Inc.	32,800	2,031,960
Psychiatric Solutions, Inc.*^	111,613	6,556,148
RehabCare Group, Inc.*	50,700	1,024,140
Sierra Health Services, Inc.*^	22,800	1,823,088
Symbion, Inc.*^	40,700	936,100
United Surgical Partners International, Inc.*^	135,450	4,354,717
VCA Antech, Inc.*	235,000	6,627,000
WellCare Health Plans, Inc.*^	110,008	4,493,827

		34,466,761

Pharmaceuticals (1.3%)
Adams Respiratory Therapeutics, Inc.*	21,700	882,322

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2005

	Number of Shares	Value (Note 1)
Angiotech Pharmaceuticals, Inc.*	139,500	$1,834,425
Endo Pharmaceuticals Holdings, Inc.*	12,500	378,250
Herbalife Ltd.*	116,200	3,778,824
Impax Laboratories, Inc.*^	106,800	1,142,760
Inspire Pharmaceuticals, Inc.*^	6,100	30,988
Medicines Co.*^	59,500	1,038,275
MGI Pharma, Inc.*^	6,600	113,256
Sepracor, Inc.*	2,600	134,160

		9,333,260

Total Health Care		126,719,975

Industrials (15.2%)
Aerospace & Defense (2.1%)
ARGON ST, Inc.*	25,200	780,696
Empresa Brasileira de Aeronautica S.A. (ADR)	19,100	746,810
Essex Corp.*^	88,200	1,503,810
Hexcel Corp.*^	258,700	4,669,535
K&F Industries Holdings, Inc.	55,000	844,800
Orbital Sciences Corp.*^	95,200	1,222,368
Precision Castparts Corp.	85,500	4,429,755
Rockwell Collins, Inc.	13,500	627,345

		14,825,119

Air Freight & Logistics (1.4%)
Expeditors International of Washington, Inc.	50,600	3,416,006
Forward Air Corp.	77,550	2,842,207
UTI Worldwide, Inc.	40,478	3,757,978

		10,016,191

Airlines (0.8%)
JetBlue Airways Corp.*^	30,450	468,321
Republic Airways Holdings, Inc.*	94,600	1,437,920
Southwest Airlines Co.	211,100	3,468,373

		5,374,614

Commercial Services & Supplies (7.0%)
Administaff, Inc.^	99,600	4,188,180
American Reprographics Co.*	129,500	3,290,595
CDI Corp.^	60,900	1,668,660
Chemed Corp.^	65,100	3,234,168
Corporate Executive Board Co.	47,100	4,224,870
Global Cash Access, Inc.*^	225,500	3,290,045
Jackson Hewitt Tax Service, Inc.	36,500	1,011,415
Laureate Education, Inc.*	95,600	5,019,956
LECG Corp.*^	48,200	837,716
Lincoln Educational Services Corp.*^	59,000	841,340
Monster Worldwide, Inc.*	167,750	6,847,555
Resources Connection, Inc.*^	199,900	5,209,394
Robert Half International, Inc.	9,700	367,533
Stericycle, Inc.*^	95,630	5,630,694
Strayer Education, Inc.^	47,800	4,478,860
Waste Connections, Inc.*^	18,700	644,402

		50,785,383

Electrical Equipment (0.8%)
Ametek, Inc.	29,300	1,246,422
Rockwell Automation, Inc.	74,900	4,431,084

		5,677,506

Machinery (2.1%)
Clarcor, Inc.^	17,800	528,838
Flowserve Corp.*	71,200	2,816,672
Idex Corp.	68,950	2,834,534
Joy Global, Inc.	113,100	4,524,000
Kennametal, Inc.	6,400	326,656
Manitowoc Co., Inc.^	22,500	1,129,950
Oshkosh Truck Corp.	33,300	1,484,847
Pall Corp.	3,160	84,878
Terex Corp.*	6,000	356,400
Wabash National Corp.^	58,100	1,106,805

		15,193,580

Road & Rail (0.6%)
Hunt (J.B.) Transport Services, Inc.	22,500	509,400
Knight Transportation, Inc.^	105,450	2,185,979
Landstar System, Inc.	45,200	1,886,648

		4,582,027

Trading Companies & Distributors (0.4%)
MSC Industrial Direct Co.	78,500	3,157,270

Total Industrials		109,611,690

Information Technology (26.6%)
Communications Equipment (1.9%)
Arris Group, Inc.*	146,230	1,384,798
Avocent Corp.*	64,700	1,759,193
Comverse Technology, Inc.*	146,900	3,906,071
Harris Corp.	26,400	1,135,464
Scientific-Atlanta, Inc.	72,000	3,101,040
ViaSat, Inc.*^	87,400	2,336,202

		13,622,768

Computers & Peripherals (1.1%)
Electronics for Imaging, Inc.*	177,800	4,731,258
Logitech International S.A.* (ADR)	4,400	205,788
Network Appliance, Inc.*	122,100	3,296,700

		8,233,746

Electronic Equipment & Instruments (2.2%)
Amphenol Corp., Class A	50,710	2,244,425
Coherent, Inc.*	37,900	1,124,872
Dolby Laboratories, Inc. Class A*^	3,600	61,380
Electro Scientific Industries, Inc.*^	72,200	1,743,630
Flir Systems, Inc.*	94,500	2,110,185
Mettler-Toledo International, Inc.*	22,500	1,242,000
National Instruments Corp.^	68,350	2,190,618
Tektronix, Inc	89,300	2,519,153
Trimble Navigation Ltd.*	70,050	2,486,074

		15,722,337

Internet Software & Services (1.3%)
aQuantive, Inc.*^	137,600	3,473,024
CNET Networks, Inc.*	18,500	271,765
Entrust, Inc.*^	182,200	881,848
Marchex, Inc., Class B*^	113,700	2,557,113
ValueClick, Inc.*^	80,700	1,461,477
VeriSign, Inc.*	14,700	322,224

		8,967,451

IT Services (4.3%)
Alliance Data Systems Corp.*^	185,900	6,618,040
BearingPoint, Inc.*^	170,400	1,339,344
Cognizant Technology Solutions Corp., Class A*	113,200	5,699,620
Global Payments, Inc.	121,100	5,644,471
Hewitt Associates, Inc., Class A*^	8,300	232,483
Iron Mountain, Inc.*^	107,300	4,530,206
MAXIMUS, Inc.	27,600	1,012,644
Paychex, Inc.	85,000	3,240,200
RightNow Technologies, Inc.*^	33,200	612,872
Sapient Corp.*^	225,300	1,281,957
TNS, Inc.*	50,100	960,918

		31,172,755

Semiconductors & Semiconductor Equipment (7.8%)
Actel Corp.*^	92,400	1,176,252
Altera Corp.*	27,300	505,869

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2005

	Number of Shares	Value (Note 1)

Broadcom Corp., Class A*	97,300	$4,587,695
Cabot Microelectronics Corp.*^	11,600	340,228
Exar Corp.*^	217,673	2,725,266
Formfactor, Inc.*^	84,100	2,054,563
Integrated Device Technology, Inc.*	15,000	197,700
Intersil Corp., Class A	195,500	4,864,040
Lam Research Corp.*	101,150	3,609,032
Marvell Technology Group Ltd.*	47,800	2,681,102
MEMC Electronic Materials, Inc.*	159,100	3,527,247
Microchip Technology, Inc.	25,000	803,750
Microsemi Corp.*^	252,000	6,970,320
Microtune, Inc.*^	169,400	706,398
NVIDIA Corp.*	126,400	4,621,184
Power Integrations, Inc.*^	88,500	2,107,185
Semtech Corp.*^	292,000	5,331,920
Silicon Laboratories, Inc.*	82,500	3,024,450
Sirf Technology Holdings, Inc.*^.	118,000	3,516,400
Varian Semiconductor Equipment Associates, Inc.*	70,900	3,114,637
Zilog, Inc.*	51,000	124,440

		56,589,678

Software (8.0%)
Activision, Inc.*	698,953	9,603,614
Adobe Systems, Inc.	262,516	9,702,591
Amdocs Ltd.*	126,100	3,467,750
Autodesk, Inc.	3,600	154,620
Business Objects S.A. (ADR)*	130,500	5,273,505
Cognos, Inc.*	76,600	2,658,786
Fair Isaac Corp.	5,700	251,769
Filenet Corp.*^	85,000	2,197,250
Hyperion Solutions Corp.*	47,600	1,705,032
Jack Henry & Associates, Inc.	56,400	1,076,112
JAMDAT Mobile, Inc.*^	37,800	1,004,724
Micromuse, Inc.*	119,700	1,183,833
Micros Systems, Inc.*	36,700	1,773,344
NAVTEQ Corp.*	102,850	4,512,030
NetIQ Corp.*^	72,500	891,025
Quest Software, Inc.*	363,800	5,307,842
Salesforce.com, Inc.*^	4,400	141,020
THQ, Inc.*^	63,300	1,509,705
Ultimate Software Group, Inc.*^	10,200	194,514
VeriFone Holdings, Inc.*	94,700	2,395,910
Wind River Systems, Inc.*^	139,500	2,060,415
Witness Systems, Inc.*	44,300	871,381

		57,936,772

Total Information Technology		192,245,507

Materials (2.6%)
Chemicals (1.3%)
Ashland, Inc.	2,400	138,960
Cabot Corp.^	48,783	1,746,431
FMC Corp.*	41,800	2,222,506
Headwaters, Inc.*^	52,700	1,867,688
Lyondell Chemical Co.	14,500	345,390
Minerals Technologies, Inc.	30,000	1,676,700
Rockwood Holdings, Inc.*	5,900	116,407
Westlake Chemical Corp.^	34,300	988,183

		9,102,265

Construction Materials (0.7%)
Martin Marietta Materials, Inc.	62,800	4,818,016

Metals & Mining (0.6%)
Allegheny Technologies, Inc.	110,820	3,998,386
pmAlpha Natural Resources, Inc.*	34,700	666,587

		4,664,973

Total Materials		18,585,254

Telecommunication Services (2.1%)
Diversified Telecommunication Services (0.5%)
NeuStar, Inc. Class A*	112,000	3,414,880

Wireless Telecommunication Services (1.6%)
Nextel Partners, Inc., Class A*	90,600	2,531,364
NII Holdings, Inc.*	208,000	9,085,440

		11,616,804

Total Telecommunication Services		15,031,684

Total Common Stocks (98.0%)
(Cost $589,778,912)		707,851,973

	Principal Amount

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (25.3%)
Banco Bilbao Vizcaya Argentaria N.Y.
4.37%, 1/17/06	$172,190	172,190
BCA Intesabci NY
4.05%, 1/9/06	2,580,521	2,580,521
BNP Paribas/London
4.40%, 3/6/06	4,300,868	4,300,868
BNP Paribas/NY
4.31%, 2/1/06	7,741,562	7,741,562
Cantor Fitzgerald Securities
4.25%, 1/3/06	35,896,399	35,896,399
Cedar Springs Capital Co. LLC
4.25%, 1/5/06	3,230,368	3,230,368
4.25%, 1/6/06	6,382,281	6,382,281
Citibank London
4.40%, 3/2/06	4,300,868	4,300,868
Corporate Receivables Corp.
4.33%, 1/24/06	3,766,186	3,766,186
Credit Industrial et Comm
4.11%, 1/17/06	8,601,736	8,601,736
Fifth Third Bancorp
4.35%, 1/30/07 (l)	516,104	516,104
Hartford Life, Inc.
4.42%, 1/2/07	1,376,278	1,376,278
HBOS Treasury Services plc
4.40%, 3/6/06	3,440,694	3,440,694
4.44%, 3/13/06	8,601,736	8,601,736
HSBC Finance Corp.
4.37%, 2/3/06	5,123,710	5,123,710
HSBC Paris
4.17%, 2/14/06	8,601,736	8,601,736
Lake Constance Funding LLC
4.33%, 1/25/06	8,558,484	8,558,484
Lehman Brothers, Inc.
4.40%, 3/30/06 (l)	602,122	602,122
Lexington Parker Capital
4.12%, 1/10/06	17,204,760	17,204,760
Morgan Stanley
4.43%, 1/2/07 (l)	2,580,521	2,580,521
New York Life Insurance Co.
4.40%, 3/30/06	4,300,868	4,300,868
Ranger Funding Co. LLC
4.35%, 1/20/06	5,998,764	5,998,764
Royal Bank of Scotland/London
4.30%, 1/31/06	12,386,500	12,386,500
4.31%, 2/7/06	2,580,521	2,580,521

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2005

	Principal Amount	Value (Note 1)
4.30%, 7/5/06 (l)	$4,127,231	$4,127,231
Sheffield Receivables Corp.
4.27%, 1/20/06	8,549,055	8,549,055
Sun Trust Bank/Atlanta, Georgia
4.35%, 5/17/06 (l)	4,300,868	4,300,868
Thames Asset Global Securities
4.33%, 2/3/06	6,822,678	6,822,678

Total Short-Term Investments of Cash
Collateral for Securities Loaned		182,645,609

Time Deposit (1.7%)
JPMorgan Chase Nassau
3.68%, 1/3/06	12,116,757	12,116,757

Total Short-Term Investments (27.0%) (Amortized Cost $194,762,366)		194,762,366

Total Investments (125.0%) (Cost/Amortized Cost $784,541,278)		902,614,339
Other Assets Less Liabilities (-25.0%)		(180,656,535)

Net Assets (100%)		$721,957,804

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2005.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Investment security transactions for the year ended December 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$686,612,186
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$897,133,966

As of December 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$129,700,061
Aggregate gross unrealized depreciation	(15,656,423)

Net unrealized appreciation	$114,043,638

Federal income tax cost of investments	$788,570,701

At December 31, 2005, the Portfolio had loaned securities with a total value of $178,827,998. This was secured by collateral of

$ 182,645,609 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the year ended December 31, 2005, the Portfolio incurred approximately $553 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2005

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (15.6%)
Auto Components (1.6%)
Aftermarket Technology Corp.*^	16,517	$321,090
American Axle & Manufacturing Holdings, Inc.^	115,500	2,117,115
Autoliv, Inc.	18,600	844,812
Bandag, Inc.^	2,200	93,874
BorgWarner, Inc.^	49,717	3,014,342
Compagnie Generale des Etablissements Michelin, Class B (Registered)	66,238	3,709,661
R&B, Inc.*^	787	7,461
TRW Automotive Holdings Corp.*	126,695	3,338,413

		13,446,768

Distributors (0.1%)
Andersons, Inc.^	8,863	381,818
Aristotle Corp.*	700	5,292
BlueLinx Holdings, Inc.	14,990	168,638
Coast Distribution System	5,400	40,230

		595,978

Hotels, Restaurants & Leisure (1.0%)
Ambassadors Group, Inc.	14,184	324,672
Benihana, Inc.*	30	688
CBRL Group, Inc.^	97,820	3,438,373
Checkers Drive-In Restaurant, Inc.*^	9,900	150,084
Frisch’s Restaurants, Inc.	2,700	66,015
Interstate Hotels & Resorts, Inc.*	7,980	34,873
J Alexander’s Corp.*	3,650	29,273
Kerzner International Ltd.*	2,880	198,000
Lodgian, Inc.*^	20,600	221,038
Luby’s, Inc.*^	14,900	198,170
Nathan’s Famous, Inc.*	4,000	42,000
Orient-Express Hotels Ltd.	500	15,760
Rare Hospitality International, Inc.*	4,200	127,638
Red Lion Hotels Corp.*	2,800	25,060
Ruby Tuesday, Inc.^	134,400	3,479,616
Sands Regent*	600	6,108
Vail Resorts, Inc.*^	4,000	132,120

		8,489,488

Household Durables (2.5%)
American Biltrite, Inc.*	1,618	17,555
American Greetings Corp., Class A^	122,285	2,686,601
Basset Furniture Industries, Inc.^	25,047	463,370
Beazer Homes USA, Inc.^	28,800	2,097,792
Brookfield Homes Corp.^	11,680	580,846
Chromcraft Revington, Inc.*	11,500	150,650
Cobra Electronics Corp.*^	4,300	57,491
CSS Industries, Inc.^	4,610	141,665
Decorator Industries, Inc.^	2,100	16,905
Ethan Allen Interiors, Inc.^	920	33,608
Knape & Vogt Manufacturing Co.	2,910	41,177
Leggett & Platt, Inc.	195,400	4,486,384
MDC Holdings, Inc.^	31,268	1,937,991
MITY Enterprises, Inc.*	80	1,426
National Presto Industries, Inc.^	5,500	243,925
Newell Rubbermaid, Inc.	125,100	2,974,878
P&F Industries, Inc., Class A*	719	8,628
Ryland Group, Inc.^	29,680	2,140,818
Technical Olympic USA, Inc.^	3,500	73,815
Universal Electronics, Inc.*^	2,117	36,476
Whirlpool Corp.	36,800	3,082,368

		21,274,369

Internet & Catalog Retail (0.1%)
1-800-Flowers.com, Inc., Class A*^	30,600	196,452
Blair Corp.	5,801	225,891
GSI Commerce, Inc.*^	7,825	118,079
Systemax, Inc.*^	15,194	94,811

		635,233

Leisure Equipment & Products (0.2%)
Callaway Golf Co.	28,160	389,734
JAKKS Pacific, Inc.*^	59,459	1,245,072
RC2 Corp.*^	900	31,968

		1,666,774

Media (3.6%)
Cinram International, Inc.	394,800	9,260,386
Dex Media, Inc.	231,000	6,257,790
Dow Jones & Co., Inc.^	99,570	3,533,739
Entercom Communications Corp.*^	47,650	1,413,776
Opinion Research Corp.*	6,700	37,721
R.H. Donnelley Corp.*	40,000	2,464,800
Regent Communications, Inc.*^.	9,563	44,372
Scholastic Corp.*^	46,712	1,331,759
Univision Communications, Inc., Class A*^	99,900	2,936,061
Westwood One, Inc.	138,060	2,250,378
World Wrestling Entertainment, Inc.	3,600	52,848

		29,583,630

Multiline Retail (1.3%)
Bon-Ton Stores, Inc.	5,300	101,389
Family Dollar Stores, Inc.	188,400	4,670,436
Federated Department Stores, Inc.	92,815	6,156,419
Gottschalks, Inc.*	6,064	51,119

		10,979,363

Specialty Retail (3.2%)
AnnTaylor Stores Corp.*	3,370	116,332
Barnes & Noble, Inc.	1,260	53,764
Big Dog Holdings, Inc.*	3,307	24,439
Books-A-Million, Inc.	31,300	303,297
Burlington Coat Factory Warehouse Corp.	22,700	912,767
Cato Corp., Class A	9,600	205,920
Charming Shoppes, Inc.*	200,830	2,650,956
Deb Shops, Inc.	100	2,973
Dress Barn, Inc.*^	2,000	77,220
Finlay Enterprises, Inc.*^	5,240	51,195
Foot Locker, Inc.	209,700	4,946,823
GameStop Corp.*	2,326	67,221
Hastings Entertainment, Inc.*	1,800	9,864
Lithia Motors, Inc.^	27,700	870,888
Movie Gallery, Inc.^	190	1,066
O’Reilly Automotive, Inc.*	1,000	32,010
Office Depot, Inc.*	153,600	4,823,040
OfficeMax, Inc.	187,750	4,761,340
Pomeroy IT Solutions, Inc.*^	20,100	167,835
Rush Enterprises, Inc., Class B*^	7,900	113,760
Sport Chalet, Inc., Class A*	4,228	34,881
Sport Chalet, Inc., Class B*	604	4,959
Sports Authority, Inc.*	20,980	653,107
Stage Stores, Inc.^	32,854	978,392
Stein Mart, Inc.^	16,125	292,669
Tiffany & Co	91,500	3,503,535
Zale Corp.*	41,700	1,048,755

		26,709,008

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2005

	Number of Shares	Value (Note 1)

Textiles, Apparel & Luxury Goods (2.0%)
Brown Shoe Co., Inc.^	9,950	$422,179
Culp, Inc.*	80	378
Cutter & Buck, Inc.	975	10,891
Delta Apparel, Inc.	3,600	55,980
Fossil, Inc.*^	83,300	1,791,783
G-III Apparel Group, Ltd.*	250	3,378
Hallwood Group, Inc.	1,900	147,972
Hampshire Group Ltd.*	5,600	133,291
Jones Apparel Group, Inc.	120,110	3,689,779
Lazare Kaplan International, Inc.*	2,200	17,314
McRae Industries, Inc., Class A.	3,900	39,780
Movado Group, Inc.^	22,900	419,070
Phillips-Van Heusen Corp.	46,100	1,493,640
Polo Ralph Lauren Corp.	53,100	2,981,034
Stride Rite Corp.	24,500	332,220
Tommy Hilfiger Corp.*	132,850	2,157,484
V.F. Corp.	38,700	2,141,658
Velcro Industries N.V.*	800	11,400
Weyco Group, Inc.	6,000	114,600
Wolverine World Wide, Inc.	14,900	334,654

		16,298,485

Total Consumer Discretionary		129,679,096

Consumer Staples (3.5%)
Beverages (1.0%)
Hansen Natural Corp.*^	12,330	971,727
Molson Coors Brewing Co.^	63,600	4,260,564
National Beverage Corp.*^	8,400	82,068
PepsiAmericas, Inc.	103,500	2,407,410

		7,721,769

Food & Staples Retailing (0.3%)
Foodarama Supermarkets*	100	5,000
Longs Drug Stores Corp.	53,700	1,954,143
Spartan Stores, Inc.*	700	7,294
Village Super Market, Inc., Class A	100	6,025
Weis Markets, Inc.^	14,700	632,688

		2,605,150

Food Products (1.5%)
Bunge Ltd.	53,400	3,022,974
Cagle’s, Inc.*	2,040	15,606
Chiquita Brands International, Inc.	410	8,204
Flowers Foods, Inc.^	6,075	167,427
Lance, Inc.^	39,170	729,737
Pilgrim’s Pride Corp.^	2,210	73,284
Ralcorp Holdings, Inc.*	34,800	1,388,868
Seaboard Corp.^	680	1,027,480
Smithfield Foods, Inc.*	128,400	3,929,040
Tasty Baking Co.^	5,910	44,325
Tyson Foods, Inc., Class A	116,900	1,998,990
Zapata Corp.*	5,610	32,370

		12,438,305

Household Products (0.2%)
Central Garden & Pet Co.*^	36,232	1,664,498
Oil-Dri Corp. of America	7,700	135,751

		1,800,249

Personal Products (0.5%)
Estee Lauder Cos., Inc., Class A	123,100	4,121,388
Natural Alternatives International, Inc.*	260	1,685
Natures Sunshine Products, Inc	2,444	44,187
Parlux Fragrances, Inc.*^	3,800	116,014

		4,283,274

Total Consumer Staples		28,848,747

Energy (4.9%)
Energy Equipment & Services (2.8%)
Cooper Cameron Corp.*	106,000	$4,388,400
Dawson Geophysical Co.*^	2,740	84,447
ENSCO International, Inc.	62,450	2,769,657
Grant Prideco, Inc.*	16,900	745,628
Gulfmark Offshore, Inc.*	100	2,962
Lufkin Industries, Inc.	3,940	196,488
NATCO Group, Inc.*	27,500	562,650
NS Group, Inc.*^	43,100	1,802,011
Oceaneering International, Inc.*^	29,200	1,453,576
Offshore Logistics, Inc.*	920	26,864
Oil States International, Inc.*	28,300	896,544
Pride International, Inc.*	189,560	5,828,970
SBM Offshore N.V	7,229	581,965
Tetra Technologies, Inc.*^	10,650	325,038
Veritas DGC, Inc.*	26,500	940,485
W-H Energy Services, Inc.*	22,610	747,939
Weatherford International Ltd.*	53,400	1,933,080

		23,286,704

Oil & Gas (2.1%)
Adams Resources & Energy, Inc.	600	13,704
Arch Coal, Inc.^	50,200	3,990,900
Atlas America, Inc.*	1	60
ATP Oil & Gas Corp.*^	3,600	133,236
Callon Petroleum Co.*^	23,800	420,070
Cimarex Energy Co.*^	35,351	1,520,447
Consol Energy, Inc.	2,330	151,869
Edge Petroleum Corp.*^	8,680	216,219
Frontier Oil Corp.	31,200	1,170,936
Maritrans, Inc.	4,400	114,488
Murphy Oil Corp.	62,100	3,352,779
Newfield Exploration Co.*	49,000	2,453,430
Noble Energy, Inc.	78,400	3,159,520
Stone Energy Corp.*	1,020	46,441
Swift Energy Co.*^	900	40,563
Whiting Petroleum Corp.*	4,430	177,200

		16,961,862

Total Energy		40,248,566

Financials (21.6%)
Capital Markets (2.8%)
A.G. Edwards, Inc.	147,900	6,930,594
Affiliated Managers Group, Inc.*^	98,180	7,878,945
American Capital Strategies Ltd.^	83,465	3,022,268
Apollo Investment Corp.^	242,600	4,349,818
Capital Southwest Corp.^	436	39,458
MCG Capital Corp.^	11,700	170,703
Raymond James Financial, Inc.	13,000	489,710
SWS Group, Inc.	28,510	596,999

		23,478,495

Commercial Banks (3.2%)
1st Independence Financial Group, Inc.	1,500	27,750
Amcore Financial, Inc.^	30,500	927,505
American Community Bancshares, Inc.^	1,700	31,280
Ameris Bancorp^	1,440	28,570
Auburn National Bancorporation, Inc.	1,500	33,465
BancFirst Corp.	5,221	412,459
Bank of Hawaii Corp.	69,300	3,571,722
Bar Harbor Bankshares	527	13,871
Beverly Hills Bancorp, Inc.^	32,163	333,530
BNCCORP, Inc.*	4,200	52,920
BOE Financial Services of Virginia, Inc.	1,200	42,480
Britton & Koontz Capital Corp.	1,352	28,527

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2005

	Number of Shares	Value (Note 1)
Brunswick Bancorp*	1,120	$13,216
Capitol Bancorp Ltd.^	600	22,464
Cascade Financial Corp.	575	10,208
Cass Information Systems, Inc.	825	27,390
CCF Holding Co.	675	11,981
City National Corp.	14,000	1,014,160
Codorus Valley Bancorp, Inc.	220	4,262
Commerce Bancorp, Inc.^	300	12,435
Commerce Bancorp, Inc./ New Jersey	76,450	2,630,645
Community Bank Shares of Indiana, Inc.	880	20,064
Community Trust Bancorp, Inc.	671	20,633
Community West Bancshares	3,471	48,073
Cowlitz Bancorp*	2,300	32,085
Desert Community Bank/California	220	7,280
ECB Bancorp, Inc.	1,000	26,950
Fidelity Southern Corp.	130	2,327
Financial Institutions, Inc.^	315	6,180
First Citizens BancShares, Inc./ North Carolina, Class A^	7,500	1,308,150
First Indiana Corp.^	700	24,066
First M&F Corp.	1,500	51,000
First Regional Bancorp/ Los Angeles CA*^	226	15,266
First West Virginia Bancorp, Inc.	240	4,644
FNB Financial Services Corp.	2,031	33,309
Greene County Bancshares, Inc.^	220	6,019
Habersham Bancorp	500	11,000
HF Financial Corp.	6,960	130,500
Horizon Bancorp, Inc./Indiana	3,300	86,460
Integra Bank Corp.^	5,201	110,989
Intervest Bancshares Corp.*	3,100	76,725
Leesport Financial Corp.	1,493	35,832
LSB Bancshares, Inc./ North Carolina	2,000	35,376
LSB Corp.	4,260	73,911
MidWestOne Financial Group, Inc.	4,700	83,519
National Mercantile Bancorp*	700	13,643
North Fork Bancorp, Inc.	249,900	6,837,264
Northrim BanCorp, Inc.	2,470	57,922
Northway Financial, Inc.	300	10,275
Peoples Bancorp of North Carolina, Inc.	1,354	30,465
Peoples BancTrust Co., Inc.	2,470	48,091
Pinnacle Bancshares, Inc.	1,800	26,640
Princeton National Bancorp, Inc.	3,810	126,683
Provident Bankshares Corp.^	3,658	123,531
Renasant Corp.^	822	26,000
Republic First Bancorp, Inc.*	9,227	121,335
Southside Bancshares, Inc.^	1	20
TD Banknorth, Inc.^	95,500	2,774,275
Team Financial, Inc.	3,300	47,355
Umpqua Holdings Corp.	1,400	39,942
UnionBanCal Corp.	18,700	1,285,064
UnionBancorp, Inc.	40	836
United Bancorp Inc/ Martins Ferry, Ohio	1,441	17,508
United Bancshares, Inc.	1,420	23,004
United Financial Corp.	2,394	49,670
United Security Bancshares/ Alabama^	221	5,925
Unity Bancorp, Inc.	5,903	82,642
Wainwright Bank & Trust Co.	5,890	59,312
Washington Banking Co.	842	15,358
Yardville National Bancorp^	700	24,255
Zions Bancorp.	43,200	3,264,192

		26,612,405

Consumer Finance (0.2%)
Advanta Corp., Class A^	4,040	121,725
CompuCredit Corp.*	18,454	710,110
Consumer Portfolio Services*	7,700	44,260
EZCORP, Inc., Class A*^	23,600	360,608

		1,236,703

Diversified Financial Services (0.7%)
California First National Bancorp	666	8,658
CIT Group, Inc.	112,000	5,799,360
Collegiate Funding Services LLC*^	14,670	289,732
ICT Group, Inc.*^	2,440	41,358

		6,139,108

Insurance (8.3%)
Ambac Financial Group, Inc.	80,900	6,234,154
American National Insurance Co.	17,777	2,079,731
American Physicians Capital, Inc.*	17,588	805,355
American Safety Insurance Group Ltd.*^	10,100	168,973
AmerUs Group Co.^	87,518	4,959,645
Assurant, Inc.	163,140	7,094,959
CNA Financial Corp.*^	7,308	239,191
Commerce Group, Inc.	3,200	183,296
Donegal Group, Inc., Class B	2,933	62,326
Everest Reinsurance Group Ltd.	38,200	3,833,370
FBL Financial Group, Inc., Class A	12,260	402,251
First American Corp.	51,840	2,348,352
FPIC Insurance Group, Inc.*^	2,000	69,400
Gallagher (Arthur J.) & Co.^	131,100	4,048,368
Great American Financial Resources, Inc.^	15,700	311,488
HCC Insurance Holdings, Inc.	113,950	3,382,036
Horace Mann Educators Corp.	15,163	287,490
Kansas City Life Insurance Co.^	1,100	55,088
Max Reinsurance Capital Ltd.	77,444	2,011,221
Meadowbrook Insurance Group, Inc.*	13,200	77,088
Midland Co.^	12,614	454,609
National Western Life Insurance Co., Class A*^	590	122,077
NYMAGIC, Inc.	6,800	168,572
Odyssey Reinsurance Holdings Corp.	2,400	60,192
Ohio Casualty Corp.	3,700	104,784
Old Republic International Corp.	216,760	5,692,118
Philadelphia Consolidated Holdings Corp.*	3,800	367,422
Platinum Underwriters Holdings Ltd.	120,216	3,735,111
Presidential Life Corp.^	18,210	346,718
Reinsurance Group of America, Inc.^	94,200	4,498,992
RTW, Inc.*	2,900	27,550
Scottish Annuity & Life Holdings Ltd.^	31,410	771,115
Selective Insurance Group, Inc.^	37,690	2,001,339
Stancorp Financial Group, Inc.	39,200	1,958,040
Unico American Corp.*	300	2,805
United America Indemnity Ltd.*^	4,040	74,174
United Fire & Casualty Co.^	16,782	678,496
UnumProvident Corp.^	149,700	3,405,675
Willis Group Holdings Ltd.	139,900	5,167,906
Zenith National Insurance Corp.	17,400	802,488

		69,093,965

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2005

	Number of Shares	Value (Note 1)
Real Estate (3.7%)
AMLI Residential Properties Trust (REIT)	900	$34,245
Ashford Hospitality Trust, Inc. (REIT)	15,360	161,126
Avatar Holdings, Inc.*^	5,713	313,758
Bedford Property Investors, Inc. (REIT)^	16,650	365,301
Boykin Lodging Co., Inc. (REIT)*	18,286	223,455
CB Richard Ellis Group, Inc., Class A*	33,300	1,959,705
CentraCore Properties Trust (REIT)^	24,608	661,217
Colonial Properties Trust (REIT)	100	4,198
Commercial Net Lease Realty (REIT)^	8,600	175,182
Crescent Real Estate EQT Co. (REIT)^	12,095	239,723
Entertainment Properties Trust (REIT)^	28,800	1,173,600
Equity Inns, Inc. (REIT)	800	10,840
Gladstone Commercial Corp. (REIT)	30	495
Highland Hospitality Corp. (REIT)	410	4,530
HRPT Properties Trust (REIT)	408,579	4,228,793
ILX Resorts, Inc.	1,200	12,480
KKR Financial Corp. (REIT)	131,300	3,149,887
LTC Properties, Inc. (REIT)^	34,460	724,694
Mission West Properties, Inc. (REIT)^	29,490	287,233
Monmouth (REIT)	23,000	184,460
National Health Investors, Inc. (REIT)^	43,560	1,130,817
National Health Realty, Inc. (REIT)^	17,300	321,261
New Plan Excel Realty Trust (REIT)	13,580	314,784
One Liberty Properties, Inc. (REIT)	18,100	333,221
Presidential Realty Corp., Class B (REIT)	800	6,000
PS Business Parks, Inc., Class A (REIT)	20,550	1,011,060
SL Green Realty Corp. (REIT)^	84,500	6,454,955
Strategic Hotel Capital, Inc. (REIT)	35,870	738,205
Sunstone Hotel Investors, Inc. (REIT)	42,100	1,118,597
Trizec Properties, Inc. (REIT)	215,900	4,948,428
Urstadt Biddle Properties, Inc. (REIT)	1,200	18,852
Windrose Medical Properties Trust (REIT)	3,900	57,954

		30,369,056

Thrifts & Mortgage Finance (2.7%)
Accredited Home Lenders Holding Co.*^	20,800	1,031,264
Ameriana Bancorp	1,591	20,603
Anchor Bancorp Wisconsin, Inc.^	735	22,300
Berkshire Bancorp, Inc.^	1,400	23,478
Berkshire Hills Bancorp, Inc.	400	13,400
Camco Financial Corp.	64	912
Capital Crossing Bank*^	8,300	277,220
Capital Title Group, Inc.^	15,238	84,266
Carver Bancorp, Inc.	700	10,731
Central Bancorp, Inc./Massachusetts	1,100	30,725
Centrue Financial Corp.*	2,200	57,860
CFS Bancorp, Inc.^	4,540	64,922
Citizens First Bancorp, Inc.	900	21,222
Community Financial Corp.	3,100	65,875
CORUS Bankshares, Inc.^	21,600	1,215,432
Elmira Savings Bank FSB	110	2,977
Federal Agricultural Mortgage Corp., Class C^	19,040	569,867
First Bancorp of Indiana, Inc.	1,600	35,200
First Bancshares, Inc./Missouri	200	3,568
First BancTrust Corp.	2,600	31,850
First Defiance Financial Corp.^	4,435	120,144
First Federal Bancshares of Arkansas, Inc.	3,999	97,176
First Federal Bancshares, Inc./Delaware	200	3,700
First Federal Bankshares, Inc.	4,200	81,690
First Franklin Corp.	1,700	27,217
First Niagara Financial Group, Inc.^	27,700	400,819
First Place Financial Corp./Ohio^	19,367	465,776
FirstBank NW Corp.	5,670	180,419
FirstFed Financial Corp.*^	28,000	1,526,560
FMS Financial Corp.	822	14,433
Great Pee Dee Bancorp, Inc.	500	7,915
Guaranty Federal Bancshares, Inc.	1,220	34,038
HMN Financial, Inc.^	2,977	87,822
Home Federal Bancorp/Indiana	2,100	52,500
HopFed Bancorp, Inc.	140	2,219
IndyMac Bancorp, Inc.^	44,400	1,732,488
ITLA Capital Corp.*^	900	43,965
Lincoln Bancorp/ Plainfield Indiana	158	2,599
LSB Financial Corp.	250	6,900
MASSBANK Corp.^	100	3,295
Matrix Bancorp, Inc.*	1,400	26,447
Mayflower Co-Op Bank/ Middleboro	150	2,061
Meta Financial Group, Inc.	410	8,303
MFB Corp.	100	2,700
MutualFirst Financial, Inc.	7,800	171,600
New Hampshire Thrift Bancshares, Inc.	1,691	24,925
Northeast Bancorp	500	12,000
OceanFirst Financial Corp.^	3,850	87,626
Park Bancorp, Inc.	1,300	40,820
Parkvale Financial Corp.	200	5,640
Peoples Bancorp/Indiana	600	12,648
Peoples Bank/Connecticut^	84,815	2,634,354
Peoples Community Bancorp, Inc.	2	40
PFF Bancorp, Inc.^	14,790	451,391
Pocahontas Bancorp, Inc.	1,500	19,425
Provident Financial Holdings, Inc.	12,160	319,808
PSB Bancorp, Inc./Pennsylvania*	4,999	57,489
Radian Group, Inc.^	91,170	5,341,650
South Street Financial Corp.	600	5,550
TF Financial Corp.	100	2,845
Timberland Bancorp, Inc./Washington	4,200	98,536
United Community Financial Corp.^	47,300	558,613
Washington Savings Bank F.S.B. /Maryland	1,370	11,919
Webster Financial Corp.	79,900	3,747,310

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2005

	Number of Shares	Value (Note 1)
WSFS Financial Corp.^	3,443	$210,884

		22,329,931

Total Financials		179,259,663

Health Care (8.3%)
Biotechnology (0.4%)
Charles River Laboratories International, Inc.*	72,090	3,054,453
Kendle International, Inc.*^	5,300	136,422

		3,190,875

Health Care Equipment & Supplies (3.8%)
Allied Healthcare Products*	4,200	24,108
Atrion Corp	300	20,829
Bausch & Lomb, Inc.	58,065	3,942,613
Beckman Coulter, Inc.	65,000	3,698,500
Bio-Rad Laboratories, Inc., Class A*^	29,400	1,923,936
Compex Technologies, Inc.*	420	2,747
Dade Behring Holdings, Inc.	14,040	574,096
Datascope Corp.	16,713	552,365
DJ Orthopedics, Inc.*	7,990	220,364
E-Z-Em, Inc.*	7,200	164,880
Edwards Lifesciences Corp.*^	114,600	4,768,506
Hillenbrand Industries, Inc.^	71,000	3,508,110
IRIDEX Corp.*	900	7,074
Mesa Laboratories, Inc.	600	8,580
National Dentex Corp.*^	2,290	51,617
New Brunswick Scientific, Inc.*	200	1,378
Span-America Medical Systems, Inc.	500	5,125
Thermo Electron Corp.*	169,500	5,107,035
Varian, Inc.*^	159,150	6,332,578
West Pharmaceutical Services, Inc.^	22,570	564,927

		31,479,368

Health Care Providers & Services (0.7%)
Air Methods Corp.*	600	10,380
Allied Healthcare International, Inc.*	6,130	37,638
American Retirement Corp.*^	23,560	592,063
American Shared Hospital Services	40	251
Carriage Services, Inc.*^	32,600	163,000
Coventry Health Care, Inc.*	24,150	1,375,584
Five Star Quality Care, Inc.*	40	315
Health Net, Inc.*	34,956	1,801,982
IMS Health, Inc.	57,200	1,425,424
Kindred Healthcare, Inc.*^	2,240	57,702
Manor Care, Inc.	4,700	186,919
Matria Healthcare, Inc.*	660	25,582
MEDTOX Scientific, Inc.*	30	227
National Healthcare Corp.^	22	822
National Home Health Care Corp.	1,600	15,616
NWH, Inc.	4,600	60,674
Pediatrix Medical Group, Inc.*	240	21,257
TriZetto Group, Inc.*	24,295	412,772

		6,188,208

Pharmaceuticals (3.4%)
Alpharma, Inc., Class A	600	17,106
Barr Pharmaceuticals, Inc.*	77,100	4,802,559
Endo Pharmaceuticals Holdings, Inc.*	283,146	8,567,998
Impax Laboratories, Inc.*^	312,000	3,338,400
Par Pharmaceutical Cos., Inc.*^	100,200	3,140,268
Schiff Nutrition International, Inc.*	29,130	148,272
Theravance, Inc.*	173,900	3,916,228
Valeant Pharmaceuticals International	220,200	3,981,216

		27,912,047

Total Health Care		68,770,498

Industrials (15.2%)
Aerospace & Defense (1.8%)
Alliant Techsystems, Inc.*^	74,400	5,667,048
Armor Holdings, Inc.*^	6,041	257,649
BE Aerospace, Inc.*	22,682	499,004
Esterline Technologies Corp.*	23,500	873,965
Goodrich Corp.	158,600	6,518,460
Hawk Corp.*	15,000	220,050
Hexcel Corp.*^	352	6,354
Ladish Co., Inc.*^	5,810	129,853
Precision Castparts Corp.	1	31
Sequa Corp., Class A*	8,640	596,592
Sparton Corp.^	3,178	28,473
Triumph Group, Inc.*^	970	35,512

		14,832,991

Air Freight & Logistics (0.1%)
AirNet Systems, Inc.*	11,000	37,510
CNF, Inc.	4,800	268,272
Hub Group, Inc., Class A*^	11,800	417,130

		722,912

Airlines (0.3%)
Alaska Air Group, Inc.*^	33,600	1,200,192
AMR Corp.*^	36,300	806,949
MAIR Holdings, Inc.*^	6,747	31,778

		2,038,919

Building Products (0.5%)
International Aluminum Corp.^	2,600	104,650
Lennox International, Inc.^	100,900	2,845,380
NCI Building Systems, Inc.*^	2,700	114,696
Patrick Industries, Inc.*^	283	2,997
Universal Forest Products, Inc.^	19,510	1,077,927
Water Pik Technologies Inc.*^	5,000	107,350

		4,253,000

Commercial Services & Supplies (1.5%)
Adesa, Inc.	100,300	2,449,326
Ambassadors International, Inc.	17	264
AMREP Corp.*	100	2,613
AT Cross Co., Class A*	9,500	38,475
Banta Corp.	9,530	474,594
CBIZ, Inc.*^	4,200	25,284
CDI Corp.^	19,200	526,080
Champion Industries, Inc/West Virginia	200	880
Corrections Corp. of America*^	3,830	172,235
CPI Corp.	200	3,742
Dollar Financial Corp.*	40	480
Ecology & Environment, Inc.	5,170	46,116
Exponent, Inc.*^	8,100	229,878
Herman Miller, Inc.	284	8,006
IKON Office Solutions, Inc.	1,500	15,615
Kelly Services, Inc., Class A^	26,165	686,046
Layne Christensen Co.*^	9	229
Mac-Gray Corp.*	1,400	16,310
Manpower, Inc.	300	13,950
Monster Worldwide, Inc.*	200	8,164
Nashua Corp.*	6,700	47,034
National Technical Systems, Inc.*	190	950
NCO Group, Inc.*^	50,103	847,743
Outlook Group Corp	3,570	39,449
R.R. Donnelley & Sons Co. (New York Exchange)	95,200	3,256,792
RCM Technologies, Inc.*	1,634	8,333
SOURCECORP, Inc.*	4,344	104,169

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2005

	Number of Shares	Value (Note 1)
Steelcase, Inc., Class A^	13,450	$212,913
TeleTech Holdings, Inc.*^	2,415	29,101
United Stationers, Inc.*^	62,900	3,050,650
Vertrue, Inc.*	689	24,342
Waste Industries USA, Inc.^	13,150	169,372
Willis Lease Finance Corp.*	9,270	75,551

		12,584,686

Construction & Engineering (1.7%)
EMCOR Group, Inc.*^	60,740	4,101,772
Foster Wheeler Ltd.*	4,238	155,874
Granite Construction, Inc.^	74,300	2,668,113
McDermott International, Inc.*^	63,900	2,850,579
Michael Baker Corp.*^	9,520	243,236
URS Corp.*^	96,800	3,640,648

		13,660,222

Electrical Equipment (1.0%)
Acuity Brands, Inc.^	105,700	3,361,260
AZZ, Inc.*^	100	1,804
Channell Commercial Corp.*	300	1,489
Chase Corp.	1,100	15,895
EnerSys*^	107	1,395
Espey Manufacturing & Electronics Corp.	200	7,360
Genlyte Group, Inc.*^	2,236	119,783
Lamson & Sessions Co.*^	8,500	212,670
Misonix, Inc.*	1,500	6,510
Preformed Line Products Co.^	6,800	290,972
Regal Beloit Corp.^	55,900	1,978,860
SL Industries, Inc.*	7,300	117,165
Thomas & Betts Corp.*	13,300	558,068
Woodward Governor Co.^	23,004	1,978,574

		8,651,805

Industrial Conglomerates (0.6%)
ACCO Brands Corp.*	18,200	445,900
Alleghany Corp.*	836	237,424
Carlisle Cos., Inc.	37,200	2,572,380
Standex International Corp.^	25,200	699,552
Teleflex, Inc.	4,600	298,908
United Capital Corp.*	900	22,203
Walter Industries, Inc.^	12,800	636,416

		4,912,783

Machinery (5.5%)
Astec Industries, Inc.*	12,689	414,423
Cummins, Inc.	16,700	1,498,491
Dover Corp.	140,195	5,676,496
Eastern Co.	3,600	70,236
EnPro Industries, Inc.*^	20,600	555,170
Gehl Co.*^	15,300	401,625
Global Payment Technologies, Inc.*	1,500	3,975
Hardinge, Inc.	3,862	66,619
Harsco Corp.	61,800	4,172,118
JLG Industries, Inc.^	38,600	1,762,476
Joy Global, Inc.	84,837	3,393,480
K-Tron International*	1,400	51,940
Kennametal, Inc.	20,100	1,025,904
LB Foster Co., Class A*	8,263	122,904
Nacco Industries, Inc., Class A	7,000	820,050
Oshkosh Truck Corp.	31,400	1,400,126
Parker Hannifin Corp.	66,300	4,373,148
Pentair, Inc.	160,100	5,526,652
Robbins & Myers, Inc.^	24,500	498,575
SPX Corp.	82,700	3,785,179
Starret (L.S.) Co.Class A	8,500	132,090
Supreme Industries, Inc., Class A^	3,680	28,483
Tennant Co.	500	26,000
Terex Corp.*	44,900	2,667,060
Timken Co.	96,200	3,080,324
Todd Shipyards Corp.	1,300	33,800
Trinity Industries, Inc.^	97,500	4,296,825
Twin Disc, Inc.	3,390	151,499

		46,035,668

Marine (0.4%)
Alexander & Baldwin, Inc.	56,600	3,069,984
B&H Ocean Carriers Ltd.*	550	10,285

		3,080,269

Road & Rail (0.5%)
Arkansas Best Corp.^	100	4,368
J.B. Hunt Transport Services, Inc.	9,977	225,879
Marten Transport Ltd.*^	4,725	86,090
USA Truck, Inc.*^	1,800	52,434
Werner Enterprises, Inc.^	800	15,760
Yellow Roadway Corp.*	90,300	4,028,283

		4,412,814

Trading Companies & Distributors (1.3%)
Applied Industrial Technologies, Inc.	54,830	1,847,223
Grainger (W.W.), Inc.	74,200	5,275,620
Hughes Supply, Inc.	94,000	3,369,900
Huttig Building Products, Inc.*^	27,186	228,362
Industrial Distribution Group, Inc.*	11,700	94,536
Interline Brands, Inc.*^	11,790	268,223
Valley National Gases, Inc.	3,600	70,560
Watsco, Inc., Class B	100	6,000

		11,160,424

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Co. Trust	3,160	97,328

Total Industrials		126,443,821

Information Technology (18.9%)
Communications Equipment (0.9%)
Andrew Corp.*^	374,200	4,015,166
Arris Group, Inc.*	295,320	2,796,681
Black Box Corp.	1,871	88,648
Communications Systems, Inc.^	13,200	162,096
SafeNet, Inc.*^	19,706	634,927
Stratos International, Inc.*^	9,150	55,815
Symmetricom, Inc.*^	55	466

		7,753,799

Computers & Peripherals (2.9%)
Avid Technology, Inc.*	124,270	6,805,025
Diebold, Inc.	169,835	6,453,730
Electronics for Imaging, Inc.*	96	2,555
Imation Corp.	22,260	1,025,518
Lexmark International, Inc., Class A*	53,270	2,388,094
M-Systems Flash Disk Pioneers Ltd.*^	16,530	547,474
NCR Corp.*	41,100	1,394,934
Printronix, Inc.	700	10,752
QLogic Corp.*	44,400	1,443,444
Seagate Technology*	200,000	3,998,000
Tripos, Inc.*	12,400	36,580
UNOVA, Inc.*	920	31,096

		24,137,202

Electronic Equipment & Instruments (4.5%)
American Technical Ceramics Corp.*	450	4,059
Anixter International, Inc.^	71,750	2,806,860
Arrow Electronics, Inc.*	242,746	7,775,154
Avnet, Inc.*	7,900	189,126
Bell MicroProducts, Inc.*^	9,975	76,309

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2005

	Number of Shares	Value (Note 1)
Bonso Electronic International, Inc.	6,060	$24,604
Celestica, Inc.*	330,105	3,485,909
Checkpoint Systems, Inc.*	30,570	753,550
CTS Corp.^	3,850	42,581
Flextronics International Ltd.*	269,400	2,812,536
Frequency Electronics, Inc.^	11,140	116,859
MTS Systems Corp.^	3,880	134,403
O.I. Corp.*	4,500	55,800
OYO Geospace Corp.*	8,500	241,910
Park Electrochemical Corp.	36,600	950,868
Perceptron, Inc.*^	9,000	63,720
RadiSys Corp.*^	48	832
Spectrum Control, Inc.*	18,870	117,183
Sypris Solutions, Inc.^	11,674	116,507
Tektronix, Inc.	278,600	7,859,306
TESSCO Technologies, Inc.*	4,150	68,641
Vishay Intertechnology, Inc.*^	720,590	9,915,318

		37,612,035

Internet Software & Services (0.4%)
Digital Insight Corp.*^	843	26,993
EarthLink, Inc.*	194,982	2,166,250
Keynote Systems, Inc.*	2,730	35,080
Pacific Internet Ltd.*	920	5,290
SonicWALL, Inc.*^	75,100	594,792

		2,828,405

IT Services (1.2%)
BearingPoint, Inc.*^	176,400	1,386,504
CheckFree Corp.*	4,100	188,190
Computer Task Group, Inc.*	6,932	27,381
CSP, Inc.*	230	1,594
EdgewaterTechnology, Inc.*	8,800	51,920
Inforte Corp.*	6,740	26,623
Intrado, Inc.*^	6,520	150,090
Lightbridge, Inc.*	20,470	169,696
Manatron, Inc.*	4,390	35,735
MPS Group, Inc.*	186,680	2,551,915
Perot Systems Corp., Class A*^.	73,070	1,033,210
SYKES Enterprises, Inc.*	53,545	715,897
TechTeam Global, Inc.*^	7,945	79,768
TSR, Inc.	8,700	40,977
Unisys Corp.*	613,700	3,577,871

		10,037,371

Semiconductors & Semiconductor Equipment (8.2%)
Advanced Power Technology, Inc.*	2,930	39,936
Cohu, Inc.	28	640
Cypress Semiconductor Corp.*^	339,000	4,830,750
Diodes, Inc.*	230	7,142
DSP Group, Inc.*^	16,708	418,703
Exar Corp.*	15,589	195,174
Fairchild Semiconductor International, Inc., Class A*	318,600	5,387,526
Freescale Semiconductor, Inc., Class B*	214,200	5,391,414
Intersil Corp., Class A	243,989	6,070,446
IXYS Corp.*^	1,980	23,146
Lam Research Corp.*	215,900	7,703,312
LSI Logic Corp.*	481,600	3,852,800
Micron Technology, Inc.*	324,100	4,313,771
Microsemi Corp.*	4,004	110,751
National Semiconductor Corp.	241,370	6,270,793
Novellus Systems, Inc.*	254,950	6,149,394
ON Semiconductor Corp.*	164,980	912,339
Semitool, Inc.*^	10,480	114,022
Standard Microsystems Corp.*	21,801	625,471
Teradyne, Inc.*^	621,100	9,049,427
Trident Microsystems, Inc.*^	43,899	790,182
Varian Semiconductor Equipment Associates, Inc.*^	120,700	5,302,351

		67,559,490

Software (0.8%)
American Software, Inc., Class A	7,570	49,493
BMC Software, Inc.*	155,280	3,181,687
Compuware Corp.*	28,500	255,645
ePlus, Inc.*	12,800	177,049
Evans & Sutherland Computer Co.*	93	456
JDA Software Group, Inc.*	64	1,089
Mapinfo Corp.*^	1,590	20,050
Moldflow Corp.*	4,600	64,124
Netmanage, Inc.*	12,000	64,200
Pervasive Software, Inc.*	5,585	24,462
Progress Software Corp.*	4,220	119,763
Radiant Systems, Inc.*^	510	6,202
SPSS, Inc.*	22,619	699,606
Sybase, Inc.*	100,105	2,188,295

		6,852,121

Total Information Technology		156,780,423

Materials (5.9%)
Chemicals (2.9%)
Albemarle Corp.^	73,500	2,818,725
Arch Chemicals, Inc.^	10,160	303,784
Atlantis Plastics, Inc.*	2,300	16,675
Bairnco Corp.	200	1,744
Cytec Industries, Inc.^	159,930	7,617,466
Engelhard Corp.	72,400	2,182,860
Huntsman Corp.*	200,400	3,450,888
International Flavors & Fragrances, Inc.	107,100	3,587,850
LESCO, Inc.*	1,042	15,901
NewMarket Corp.*	880	21,525
RPM International, Inc.	132,800	2,306,736
Schulman (A.), Inc.^	41,946	902,678
Stepan Co.	6,300	169,407
Summa Industries	370	2,886
Terra Industries, Inc.*^	25,480	142,688
Westlake Chemical Corp.^	12,460	358,972

		23,900,785

Construction Materials (0.6%)
Ameron International Corp.^	13,800	629,004
Eagle Materials, Inc.^	7,100	868,756
Martin Marietta Materials, Inc.	23,873	1,831,536
Rinker Group Ltd.	71,932	867,996
U.S. Concrete, Inc.*	44,820	424,894

		4,622,186

Containers & Packaging (1.3%)
Greif, Inc., Class A	11,600	768,848
Mod-Pac Corp.*^	576	6,474
Packaging Dynamics Corp.	1,840	20,553
Pactiv Corp.*	218,700	4,811,400
Smurfit-Stone Container Corp.*	168,400	2,386,228
Temple-Inland, Inc.	70,700	3,170,895

		11,164,398

Industrial Conglomerates (0.0%)
Aleris International, Inc.*^	910	29,339

Metals & Mining (1.1%)
Allegheny Technologies, Inc.	16,680	601,814
Foundation Coal Holdings, Inc.^	14,280	542,640
GrafTech International Ltd.*^	392,700	2,442,594
Grupo Imsa S.A. de C.V. (Unit)	252,100	829,460
Inco Ltd.*	70,800	3,084,756

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2005

	Number of Shares	Value (Note 1)
Northwest Pipe Co.*^	5,000	$134,000
Ryerson Tull, Inc.^	47,970	1,166,630
Schnitzer Steel Industries, Inc.^	3,882	118,750
Synalloy Corp.*	2,124	22,226

		8,942,870

Paper & Forest Products (0.0%)
Sappi Ltd. (ADR)	38,800	439,604

Total Materials		49,099,182

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.2%)
Atlantic Tele-Network, Inc.	1,700	71,230
Citizens Communications Co.	94,900	1,160,627
CT Communications, Inc.^	28,650	347,811
D&E Communications, Inc.	17,380	144,775
Hector Communications Corp.	1,980	56,034
Valor Communications Group, Inc.^	41,500	473,100

		2,253,577

Wireless Telecommunication Services (0.3%)
EMS Technologies, Inc.*^	12,880	227,976
NII Holdings, Inc.*	8,946	390,761
Syniverse Holdings, Inc.*^	24,600	514,140
Telephone & Data Systems, Inc.	29,720	1,070,812
U.S. Cellular Corp.*^	1,870	92,378

		2,296,067

Total Telecommunication Services		4,549,644

Utilities (3.6%)
Electric Utilities (2.8%)
Alliant Energy Corp.^	105,562	2,959,958
CenterPoint Energy, Inc.^	5,400	69,390
CH Energy Group, Inc.^	20	918
Cleco Corp.^	33,270	693,680
Duquesne Light Holdings, Inc.^	178,200	2,908,224
Green Mountain Power Corp.	9,100	261,807
Northeast Utilities	29,100	572,979
Pepco Holdings, Inc.	69,130	1,546,438
Pinnacle West Capital Corp.	21,240	878,274
PPL Corp.	179,300	5,271,420
UIL Holdings Corp.^	8,390	385,856
Westar Energy, Inc.	152,900	3,287,350
Wisconsin Energy Corp.	104,900	4,097,394

		22,933,688

Gas Utilities (0.4%)
Chesapeake Utilities Corp.	2,450	75,460
Laclede Group, Inc.^	1,850	54,039
Nicor, Inc.^	19,510	766,938
South Jersey Industries, Inc.^	19,500	568,230
UGI Corp.	79,000	1,627,400

		3,092,067

Multi-Utilities & Unregulated Power (0.4%)
Florida Public Utilities Co.	100	1,365
MDU Resources Group, Inc.^	98,100	3,211,794
Vectren Corp.^	7,610	206,688

		3,419,847

Water Utilities (0.0%)
California Water Service Group^	2,430	92,899
Middlesex Water Co.^	300	5,202
SJW Corp.^	4,400	200,200
Southwest Water Co.^	5,580	79,845

		378,146

Total Utilities		29,823,748

Total Common Stocks (98.0%) (Cost $699,061,138)		813,503,388

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (21.7%)
Banco Bilbao Vizcaya Argentaria N.Y.
4.37%, 1/17/06	$170,091	170,091
BCA Intesabci NY
4.05%, 1/9/06	2,549,055	2,549,055
BNP Paribas/London
4.40%, 3/6/06	4,248,426	4,248,426
BNP Paribas/NY
4.31%, 2/1/06	7,647,166	7,647,166
Cantor Fitzgerald Securities
4.25%, 1/3/06	35,458,698	35,458,698
Cedar Springs Capital Co. LLC
4.25%, 1/5/06	3,190,978	3,190,978
4.25%, 1/6/06	6,304,459	6,304,459
Citibank London
4.40%, 3/2/06	4,248,426	4,248,426
Corporate Receivables Corp.
4.33%, 1/24/06	3,720,263	3,720,263
Credit Industrial et Comm
4.11%, 1/17/06	8,496,851	8,496,851
Fifth Third Bancorp
4.35%, 1/30/07(l)	509,811	509,811
Hartford Life, Inc.
4.42%, 1/2/07(l)	1,359,496	1,359,496
HBOS Treasury Services plc
4.40%, 3/6/06	3,398,740	3,398,740
4.44%, 3/13/06	8,496,851	8,496,851
HSBC Finance Corp.
4.37%, 2/3/06	5,061,234	5,061,234
HSBC Paris
4.17%, 2/14/06	8,496,851	8,496,851
Lake Constance Funding LLC
4.33%, 1/25/06	8,454,126	8,454,126
Lehman Brothers, Inc.
4.40%, 3/30/06(l)	594,780	594,780
Lexington Parker Capital
4.12%, 1/10/06	16,994,974	16,994,974
Morgan Stanley
4.43%, 1/2/07(l)	2,549,055	2,549,055
New York Life Insurance Co.
4.40%, 3/30/06(l)	4,248,426	4,248,426
Ranger Funding Co. LLC
4.35%, 1/20/06	5,925,619	5,925,619
Royal Bank of Scotland/London
4.30%, 1/31/06	12,235,466	12,235,466
4.30%, 7/5/06(l)	4,076,906	4,076,906
4.31%, 2/7/06	2,549,055	2,549,055
Sheffield Receivables Corp.
4.27%, 1/20/06	8,444,813	8,444,813
Sun Trust Bank/Atlanta, Georgia
4.35%, 5/17/06(l)	4,248,426	4,248,426
Thames Asset Global Securities
4.33%, 2/3/06	6,739,486	6,739,486

Total Short-Term Investments of Cash Collateral for Securities Loaned		180,418,528

AXA PREMIER VIP TRUST

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PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2005

	Principal Amount	Value (Note 1)
Time Deposit (2.0%)
JPMorgan Chase Nassau
3.68%, 1/3/06	$16,589,756	$16,589,756

Total Short-Term Investments (23.7%) (Amortized Cost $197,008,284)		197,008,284

Total Investments (121.7%) (Cost/Amortized Cost $896,069,422)		1,010,511,672
Other Assets Less Liabilities (-21.7%)		(180,257,936)

Net Assets (100%)		$830,253,736

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2005.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Investment security transactions for the year ended December 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$694,432,381
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,278,609,401

As of December 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.	$128,039,957
Aggregate gross unrealized depreciation.	(21,509,318)

Net unrealized appreciation	$106,530,639

Federal income tax cost of investments	$903,981,033

At December 31, 2005, the Portfolio had loaned securities with a total value of $176,296,986. This was secured by collateral of $180,418,528 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $30,713, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the year ended December 31, 2005, the Portfolio incurred approximately $2,082 as brokerage commissions with Bernstein (Sanford C.) & Co., and $7,859 with Advest, Inc., affiliated broker/dealers.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS

December 31, 2005

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.8%)
Auto Components (0.1%)
Toyota Industries Corp.	10,100	$362,823

Hotels, Restaurants & Leisure (0.4%)
Ctrip.com International Ltd. (ADR)*	38,690	2,234,348

Household Durables (1.1%)
LG Electronics, Inc.*	10,680	943,487
Matsushita Electric Industrial Co., Ltd.	19,000	366,220
Sony Corp.	112,900	4,610,506

		5,920,213

Internet & Catalog Retail (3.1%)
Amazon.com, Inc.*	360	16,974
eBay, Inc.*	304,550	13,171,787
IAC/InterActiveCorp*	81,392	2,304,208
Rakuten, Inc.*	890	859,612

		16,352,581

Media (2.1%)
DreamWorks Animation SKG, Inc., Class A*	10,850	266,476
Pixar*^	192,550	10,151,236
Usen Corp.	26,050	726,125
XM Satellite Radio Holdings, Inc., Class A*^	5,500	150,040

		11,293,877

Total Consumer Discretionary		36,163,842

Energy (3.3%)
Energy Equipment & Services (3.0%)
Baker Hughes, Inc.	22,510	1,368,158
Cooper Cameron Corp.*	46,160	1,911,024
Diamond Offshore Drilling, Inc.^	19,420	1,350,855
ENSCO International, Inc.	27,780	1,232,043
GlobalSantaFe Corp.	20,820	1,002,483
Grant Prideco, Inc.*	35,770	1,578,172
Halliburton Co.	6,250	387,250
Nabors Industries Ltd.*	14,660	1,110,495
National Oilwell Varco, Inc.*	10,780	675,906
Patterson-UTI Energy, Inc.	33,570	1,106,132
Schlumberger Ltd.	25,390	2,466,638
Smith International, Inc.	20,790	771,517
Weatherford International Ltd.*	31,800	1,151,160

		16,111,833

Oil & Gas (0.3%)
Valero Energy Corp	32,600	1,682,160

Total Energy		17,793,993

Health Care (1.5%)
Biotechnology (0.2%)
Affymetrix, Inc.*^	8,830	421,633
Neurocrine Biosciences, Inc.*	13,100	821,763

		1,243,396

Health Care Providers & Services (1.3%)
Cerner Corp.*	46,490	4,226,406
WellPoint, Inc.*	31,340	2,500,618

		6,727,024

Total Health Care		7,970,420

Industrials (1.0%)
Aerospace & Defense (0.0%)
United Technologies Corp.	310	17,332

Commercial Services & Supplies (0.7%)
ChoicePoint, Inc.*	49,000	2,180,990
Manpower, Inc.	34,800	1,618,200

		3,799,190

Electrical Equipment (0.2%)
Energy Conversion Devices, Inc.*^	30,100	1,226,575

Machinery (0.1%)
Mitsubishi Heavy Industries Ltd.	77,000	339,236

Total Industrials		5,382,333

Information Technology (83.2%)
Communications Equipment (10.4%)
ADC Telecommunications, Inc.*^	53,300	1,190,722
Cisco Systems, Inc.*	373,135	6,388,071
Comverse Technology, Inc.*	660	17,549
Corning, Inc.*	851,445	16,739,409
Motorola, Inc.	108,130	2,442,657
Nokia Oyj (ADR)	617,420	11,298,786
QUALCOMM, Inc.	413,205	17,800,871

		55,878,065

Computers & Peripherals (11.5%)
Apple Computer, Inc.*(a)	88,380	6,353,638
Dell, Inc.*	304,800	9,140,952
EMC Corp.*	195,800	2,666,796
Hewlett-Packard Co.	198,000	5,668,740
International Business Machines Corp.	111,900	9,198,180
NCR Corp.*	40,890	1,387,807
Network Appliance, Inc.*	112,320	3,032,640
QLogic Corp.*	73,770	2,398,263
SanDisk Corp.*(a)	226,620	14,236,268
Sun Microsystems, Inc.*	619,270	2,594,741
Telvent GIT S.A.*^	43,910	485,206
UNOVA, Inc.*^	38,040	1,285,752
Western Digital Corp.*	170,600	3,174,866

		61,623,849

Electronic Equipment & Instruments (4.9%)
Agilent Technologies, Inc.*	195,335	6,502,702
Flextronics International Ltd.*	664,200	6,934,248
Hitachi Ltd.	54,000	363,721
Hon Hai Precision Industry Co., Ltd.	1,120,765	6,142,487
Jabil Circuit, Inc.*	141,800	5,259,362
Murata Manufacturing Co., Ltd.	6,200	397,119
Nidec Corp.	8,700	739,312
SunPower Corp., Class A*^	1,330	45,207

		26,384,158

Internet Software & Services (10.8%)
Google, Inc., Class A*	64,360	26,700,389
Netease.com (ADR)*^	16,560	930,010
SINA Corp.*	51,660	1,248,106
Softbank Corp.	12,000	506,312
Tencent Holdings Ltd.*	1,821,000	1,949,339
VeriSign, Inc.*	488,180	10,700,906
Yahoo! Japan Corp.	700	1,061,594
Yahoo!, Inc.*	369,370	14,471,917

		57,568,573

IT Services (5.2%)
Accenture Ltd., Class A	101,900	2,941,853
Automatic Data Processing, Inc.	45,000	2,065,050
BISYS Group, Inc.*	177,900	2,492,379
CheckFree Corp.*	49,890	2,289,951
Cognizant Technology Solutions Corp., Class A*	69,500	3,499,325
DST Systems, Inc.*	83,500	5,002,485
First Data Corp.	154,800	6,657,948

AXA PREMIER VIP TRUST

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2005

	Number of Shares	Value (Note 1)
Greenfield Online, Inc.*^	38,510	$225,669
Infosys Technologies Ltd. (ADR)	9,800	792,428
Iron Mountain, Inc.*^	47,800	2,018,116

		27,985,204

Office Electronics (0.1%)
Canon, Inc.	6,100	356,604

Semiconductors & Semiconductor Equipment (20.6%)
Advanced Micro Devices, Inc.*	79,790	2,441,574
Altera Corp.*	438,935	8,133,466
Applied Materials, Inc.	349,397	6,268,182
ASML Holding N.V. (N.Y. Shares)*^	404,745	8,127,280
Broadcom Corp., Class A*	127,770	6,024,356
Chartered Semiconductor Manufacturing Ltd.*	4,663,000	3,645,598
Cypress Semiconductor Corp.*^	26,570	378,623
Fairchild Semiconductor International, Inc., Class A*	338,200	5,718,962
Freescale Semiconductor, Inc., Class A*	19,690	495,991
Freescale Semiconductor, Inc., Class B*	29,290	737,229
Intel Corp.	173,975	4,342,416
Lam Research Corp.*	104,800	3,739,264
Marvell Technology Group Ltd.*	111,950	6,279,275
Maxim Integrated Products, Inc.	58,200	2,109,168
National Semiconductor Corp.	67,110	1,743,518
ON Semiconductor Corp.*^	502,500	2,778,825
Samsung Electronics Co., Ltd.^§	60	39,116
Samsung Electronics Co., Ltd.^	12,473	8,131,480
Samsung Electronics Co., Ltd. (GDR) §	23,175	7,554,199
Spansion, Inc., Class A*	26,600	370,272
STMicroelectronics cs N.V.	98,683	1,765,811
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,074,941	10,652,665
Teradyne, Inc.*	154,145	2,245,893
Texas Instruments, Inc.	272,035	8,724,162
Varian Semiconductor Equipment Associates, Inc.*^	52,800	2,319,504
Xilinx, Inc.	210,740	5,312,755

		110,079,584

Software (19.7%)
Activision, Inc.*	34,190	469,771
Adobe Systems, Inc.	264,760	9,785,530
Amdocs Ltd.*	322,850	8,878,375
Autodesk, Inc.	219,080	9,409,486
Citrix Systems, Inc.*	107,930	3,106,225
Cognos, Inc.*^	116,470	4,042,674
Compuware Corp.*	102,300	917,631
Electronic Arts, Inc.*	95,000	4,969,450
Intuit, Inc.*	21,530	1,147,549
Mercury Interactive Corp.*	121,110	3,365,647
Microsoft Corp.	862,675	22,558,951
NAVTEQ Corp.*	1,140	50,012
Nintendo Co., Ltd.	3,800	458,782
Oracle Corp.*	495,005	6,044,011
Patni Computer Systems Ltd. (ADR)*	2,100	48,678
Red Hat, Inc.*^	597,670	16,280,531
Salesforce.com, Inc.*^	99,400	3,185,770
SAP AG (ADR)	167,030	7,528,042
Serena Software, Inc.*^	39,100	916,504
THQ, Inc.*^	53,750	1,281,937
TIBCO Software, Inc.*	106,700	797,049
Trend Micro, Inc.*	500	18,893

		105,261,498

Total Information Technology		445,137,535

Telecommunication Services (0.1%)
Wireless Telecommunication Services (0.1%)
NTT DoCoMo, Inc.	230	350,758

Total Telecommunication Services		350,758

Utilities (0.0%)
Independent Power Producers & Energy Traders (0.0%)
Suntech Power Holdings Co. Ltd. (ADR)*^	11,400	310,650

Total Utilities		310,650

Total Common Stocks (95.9%) (Cost $444,214,478)		513,109,531

	Number of Warrant
WARRANT:
Financials (0.3%)
Capital Markets (0.3%)
Tata Consultancy Services Ltd.,
$0.0001 expiring 9/12/07* §	36,826	1,391,508

Total Warrant (0.3%) (Cost $1,082,715)		1,391,508

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (9.3%)
Banco Bilbao Vizcaya Argentaria N.Y.
4.37%, 1/17/06	$47,176	47,176
BCA Intesabci NY
4.05%, 1/9/06	707,007	707,007
BNP Paribas/London
4.40%, 3/6/06	1,178,344	1,178,344
BNP Paribas/NY
4.31%, 2/1/06	2,121,020	2,121,020
Cantor Fitzgerald Securities
4.25%, 1/3/06	9,834,833	9,834,833
Cedar Springs Capital Co. LLC
4.25%, 1/5/06	885,051	885,051
4.25%, 1/6/06	1,748,606	1,748,606
Citibank London
4.40%, 3/2/06	1,178,344	1,178,344
Corporate Receivables Corp.
4.33%, 1/24/06	1,031,853	1,031,853
Credit Industrial et Comm
4.11%, 1/17/06	2,356,689	2,356,689
Fifth Third Bancorp
4.35%, 1/30/07(l)	141,401	141,401
Hartford Life, Inc.
4.42%, 1/2/07(l)	377,070	377,070
HBOS Treasury Services plc
4.40%, 3/6/06	942,675	942,675
4.44%, 3/13/06	2,356,689	2,356,689
HSBC Finance Corp.
4.37%, 2/3/06	1,403,785	1,403,785
HSBC Paris
4.17%, 2/14/06	2,356,689	2,356,689
Lake Constance Funding LLC
4.33%, 1/25/06	2,344,838	2,344,838
Lehman Brothers, Inc.
4.40%, 3/30/06(l)	164,968	164,968
Lexington Parker Capital
4.12%, 1/10/06	4,713,730	4,713,730

AXA PREMIER VIP TRUST

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2005

	Principal Amount	Value (Note 1)
Morgan Stanley
4.43%, 1/2/07(l)	$707,007	$707,007
New York Life Insurance Co.
4.40%, 3/30/06(l)	1,178,344	1,178,344
Ranger Funding Co. LLC
4.35%, 1/20/06	1,643,531	1,643,531
Royal Bank of Scotland/London
4.30%, 7/5/06(l)	1,130,772	1,130,772
4.30%, 1/31/06	3,393,632	3,393,632
4.31%, 2/7/06	707,007	707,007
Sheffield Receivables Corp.
4.27%, 1/20/06	2,342,255	2,342,255
Sun Trust Bank/Atlanta, Georgia
4.35%, 5/17/06(l)	1,178,344	1,178,344
Thames Asset Global Securities
4.33%, 2/3/06	1,869,265	1,869,265

Total Short-Term Investments of Cash Collateral for Securities Loaned		50,040,925

Time Deposit (3.5%)
JPMorgan Chase Nassau
3.68%, 1/3/06	18,528,423	18,528,423

Total Short-Term Investments (12.8%) (Amortized Cost $68,569,348)		68,569,348

	Number of Contracts (c)
OPTIONS PURCHASED:
Call Options Purchased (0.3%)
Hewlett Packard Co.
January 2007 @ $25.00*	2,990	1,764,100
Microsoft Corp.
January 2007 @ $27.00*	90	16,200

		1,780,300

Put Option Purchased (0.3%)
Nasdaq-100
February 2006 @ $41.00*	13,364	1,403,220

Total Options Purchased (0.6%) (Cost $2,526,455)		3,183,520

Total Investments before Options Written (109.6%) (Cost/Amortized Cost $516,392,996)		586,253,907

	Number of Contracts (c)
OPTIONS WRITTEN:
Call Options Written (- 0.1%)
Apple Computer Co.
April 2006 @ $25.00*(d)	(442)	(304,980)
Sandisk Corp.
April 2006 @ $55.00*(d)	(227)	(276,940)

Total Options Written (- 0.1%) (Premiums Received $490,144)		(581,920)

Total Investments (109.5%) (Cost/Amortized Cost $515,902,852)		585,671,987
Other Assets Less Liabilities (-9.5%)		(50,934,932)

Net Assets (100%)		$534,737,055

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2005, the market value of these securities amounted to $8,984,823 or 1.68% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(a)	Fully or partially pledged as collateral on outstanding written call options.
(c)	One contract relates to 100 shares.
(d)	Covered call option contracts written in connection with securities held.
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2005.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Options written for the year ended December 31, 2005, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2005	1,342	$535,638
Options Written	1,560	1,238,501
Options Terminated in Closing Purchase Transactions	(891)	(748,357)
Options Expired	(590)	(263,165)
Options Exercised	(752)	(272,473)

Options Outstanding—December 31, 2005	669	$490,144

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PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2005

Investment security transactions for the year ended December 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$698,717,543
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$744,562,514

As of December 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$73,990,988
Aggregate gross unrealized depreciation	(12,250,142)

Net unrealized appreciation	$61,740,846

Federal income tax cost of investments	$524,513,061

At December 31, 2005, the Portfolio had loaned securities with a total value of $48,825,989. This was secured by collateral of $50,040,925 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the year ended December 31, 2005, the Portfolio incurred approximately $1,825 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $194,029,823, of which $17,552,818 expires in the year 2008, $150,823,988 expires in the year 2009, and $25,653,017 expires in the year 2010.

Included in the capital loss carryforward amounts at December 31, 2005 are $194,029,823 of losses acquired from EQ/Technology Portfolio as a result of a tax free reorganization. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

The Portfolio utilized capital loss carryforward of $43,737,338 during 2005.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

ASSETS
Investments at value:
Affiliated Issuers (Cost $216,924,816)	$216,236,087
Receivable from Separate Accounts for Trust shares sold	5,039,444
Receivable for securities sold	646,488
Receivable from investment manager	20,946
Dividends, interest and other receivables	960
Other assets	66

Total assets	221,943,991

LIABILITIES
Overdraft payable	638,113
Payable to Separate Accounts for Trust shares redeemed	164,069
Distribution fees payable - Class B	45,134
Administrative fees payable	30,780
Trustees’ fees payable	569
Payable for securities purchased	16
Accrued expenses	12,786

Total liabilities	891,467

NET ASSETS	$221,052,524

Net assets were comprised of:
Paid in capital	$221,123,045
Accumulated overdistributed net investment income	(523)
Accumulated undistributed net realized gain	618,731
Unrealized depreciation on investments	(688,729)

Net assets	$221,052,524

Class A
Net asset value, offering and redemption price per share, $3,053,872 / 285,793 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.69

Class B
Net asset value, offering and redemption price per share, $217,998,652 / 20,399,857 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.69

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$5,769,608
Interest	15,488

Total income	5,785,096

EXPENSES
Distribution fees - Class B	435,792
Administrative fees	302,178
Investment management fees	176,887
Custodian fees	45,701
Professional fees	25,363
Printing and mailing expenses	12,521
Trustees’ fees	2,127
Miscellaneous	2,952

Gross expenses	1,003,521
Less: Waiver from investment advisor	(390,859)

Net expenses	612,662

NET INVESTMENT INCOME	5,172,434

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	1,081,400
Net distributions of realized gain received from Underlying Portfolios	1,330,785

Net realized gain	2,412,185
Net change in unrealized depreciation on securities	(2,262,899)

NET REALIZED AND UNREALIZED GAIN	149,286

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,321,720

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2005	2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,172,434	$1,668,257
Net realized gain on investments	2,412,185	1,467,960
Net change in unrealized appreciation (depreciation) on investments	(2,262,899)	1,574,337

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	5,321,720	4,710,554

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(80,004)	(54,927)
Class B	(5,210,344)	(2,533,049)

	(5,290,348)	(2,587,976)

Distributions from net realized capital gains
Class A	(29,019)	(1,990)
Class B	(2,097,922)	(102,411)

	(2,126,941)	(104,401)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(7,417,289)	(2,692,377)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 439,650 and 422,099 shares, respectively ]	4,755,869	4,491,523
Capital shares issued in reinvestment of dividends and distributions [10,180 and 5,279 shares, respectively ]	109,023	56,917
Capital shares repurchased [ (355,695) and (244,577) shares, respectively ]	(3,851,536)	(2,650,986)

Total Class A transactions	1,013,356	1,897,454

Class B
Capital shares sold [ 19,996,842 and 12,047,086 shares, respectively ]	216,229,834	128,189,761
Capital shares issued in reinvestment of dividends and distributions [ 682,264 and 244,437 shares, respectively ]	7,308,266	2,635,460
Capital shares repurchased [ (10,400,466) and (2,742,940) shares, respectively ]	(112,830,763)	(29,392,501)

Total Class B transactions	110,707,337	101,432,720

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	111,720,693	103,330,174

TOTAL INCREASE IN NET ASSETS	109,625,124	105,348,351
NET ASSETS:
Beginning of year	111,427,400	6,079,049

End of year (a)	$221,052,524	$111,427,400

___________
(a) Includes accumulated overdistributed net investment income of	$(523)	$(136)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

ASSETS
Investments at value:
Affiliated Issuers (Cost $488,496,206)	$488,968,714
Unaffiliated Issuers (Amortized Cost $909,812)	909,812
Receivable from Separate Accounts for Trust shares sold	1,618,372
Receivable from investment manager	34,200
Dividends, interest and other receivables	3,713
Other assets	116

Total assets	491,534,927

LIABILITIES
Payable for securities purchased	877,568
Distribution fees payable - Class B	100,749
Administrative fees payable	64,352
Payable to Separate Accounts for Trust shares redeemed	8,010
Trustees’ fees payable	677
Accrued expenses	17,741

Total liabilities	1,069,097

NET ASSETS	$490,465,830

Net assets were comprised of:
Paid in capital	$485,896,186
Accumulated overdistributed net investment income	(969)
Accumulated undistributed net realized gain	4,098,105
Unrealized appreciation on investments	472,508

Net assets	$490,465,830

Class A
Net asset value, offering and redemption price per share, $3,465,693 / 310,501 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.16

Class B
Net asset value, offering and redemption price per share, $487,000,137 / 43,630,723 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.16

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2005

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$9,670,250
Interest	28,934

Total income	9,699,184

EXPENSES
Distribution fees - Class B	849,362
Administrative fees	551,296
Investment management fees	342,009
Custodian fees	49,678
Professional fees	27,866
Printing and mailing expenses	23,558
Trustees’ fees	4,037
Miscellaneous	5,284

Gross expenses	1,853,090
Less: Waiver from investment advisor	(661,740)

Net expenses	1,191,350

NET INVESTMENT INCOME	8,507,834

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	5,760,553
Net distributions of realized gain received from
Underlying Portfolios	5,983,218

Net realized gain	11,743,771
Net change in unrealized depreciation on securities	(5,497,848)

NET REALIZED AND UNREALIZED GAIN	6,245,923

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,753,757

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2005	2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,507,834	$2,658,488
Net realized gain on investments	11,743,771	3,283,997
Net change in unrealized appreciation (depreciation) on investments	(5,497,848)	5,884,663

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	14,753,757	11,827,148

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(74,859)	(33,388)
Class B	(9,243,083)	(4,567,574)

	(9,317,942)	(4,600,962)

Distributions from net realized capital gains
Class A	(57,066)	(842)
Class B	(8,005,645)	(128,468)

	(8,062,711)	(129,310)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(17,380,653)	(4,730,272)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 254,237 and 151,937 shares, respectively ]	2,856,222	1,662,001
Capital shares issued in reinvestment of dividends and distributions [ 11,766 and 3,059 shares, respectively]	131,925	34,230
Capital shares repurchased [ (80,471) and (51,117) shares, respectively ]	(904,692)	(560,173)

Total Class A transactions	2,083,455	1,136,058

Class B
Capital shares sold [ 28,161,598 and 19,877,211 shares, respectively ]	316,079,426	215,775,745
Capital shares issued in reinvestment of dividends and distributions [ 1,538,411 and 419,704 shares, respectively]	17,248,728	4,696,042
Capital shares repurchased [ (5,221,880) and (2,034,454) shares, respectively ]	(58,691,734)	(22,043,116)

Total Class B transactions	274,636,420	198,428,671

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	276,719,875	199,564,729

TOTAL INCREASE IN NET ASSETS	274,092,979	206,661,605
NET ASSETS:
Beginning of year	216,372,851	9,711,246

End of year (a)	$490,465,830	$216,372,851

(a) Includes accumulated overdistributed net investment income of	$(969)	$(244)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

ASSETS
Investments at value:
Affiliated Issuers (Cost $6,334,596,699)	$6,571,915,617
Unaffiliated Issuers (Amortized Cost $5,337,130)	5,337,130
Receivable from Separate Accounts for Trust shares sold	5,588,904
Receivable from investment manager	355,095
Dividends, interest and other receivables	154,468

Total assets	6,583,351,214

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	6,209,124
Payable for securities purchased	4,520,048
Administrative fees payable	845,962
Distribution fees payable - Class B	740,448
Trustees’ fees payable	165,294
Accrued expenses	69,471

Total liabilities	12,550,347

NET ASSETS	$6,570,800,867

Net assets were comprised of:
Paid in capital	$6,544,110,485
Accumulated overdistributed net investment income	(202,358)
Accumulated net realized loss	(210,436,696)
Unrealized appreciation on investments	237,329,436

Net assets	$6,570,800,867

Class A
Net asset value, offering and redemption price per share, $3,052,781,366 / 192,217,964 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.88

Class B
Net asset value, offering and redemption price per share, $3,518,019,501 / 222,739,618 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.79

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2005

INVESTMENT INCOME
Dividends (Included dividend income of $130,650,515 from affiliates)	$130,667,829
Interest	108,447

Total income	130,776,276

EXPENSES
Administrative fees	8,970,632
Distribution fees - Class B	7,151,624
Investment management fees	5,915,298
Printing and mailing expenses	414,680
Professional fees	111,307
Trustees’ fees	83,458
Custodian fees	52,058
Miscellaneous	137,890

Gross expenses	22,836,947
Less: Waiver from investment advisor	(9,769,041)

Net expenses	13,067,906

NET INVESTMENT INCOME	117,708,370

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	340,248,460
Net distributions of realized gain received from
Underlying Portfolios	183,216,127

Net realized gain	523,464,587

Change in unrealized depreciation on: Securities	(336,525,998)
Foreign currency translations	(21,889)

Net change in unrealized depreciation	(336,547,887)

NET REALIZED AND UNREALIZED GAIN	186,916,700

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$304,625,070

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2005	2004
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$117,708,370	$75,521,313
Net realized gain on investments	523,464,587	112,313,480
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(336,547,887)	248,690,506

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	304,625,070	436,525,299

DIVIDENDS:
Dividends from net investment income
Class A	(78,324,269)	(86,033,953)
Class B	(80,808,091)	(57,416,359)

TOTAL DIVIDENDS	(159,132,360)	(143,450,312)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 5,880,229 and 5,242,079 shares, respectively ]	91,657,437	78,493,329
Capital shares issued in reinvestment of dividends [ 4,902,899 and 5,566,360 shares, respectively ]	78,324,269	86,033,953
Capital shares repurchased [ (22,272,935) and (21,793,525) shares, respectively ]	(347,649,830)	(325,705,419)

Total Class A transactions	(177,668,124)	(161,178,137)

Class B
Capital shares sold [ 80,828,443 and 71,918,114 shares, respectively ]	1,252,852,545	1,066,438,464
Capital shares issued in reinvestment of dividends [ 5,086,097 and 3,735,336 shares, respectively ]	80,808,091	57,416,359
Capital shares repurchased [ (14,960,540) and (10,563,773) shares, respectively ]	(232,305,475)	(156,787,986)

Total Class B transactions	1,101,355,161	967,066,837

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	923,687,037	805,888,700

TOTAL INCREASE IN NET ASSETS	1,069,179,747	1,098,963,687
NET ASSETS:
Beginning of year	5,501,621,120	4,402,657,433

End of year (a)	$6,570,800,867	$5,501,621,120

(a) Includes accumulated overdistributed net investment income of	$(202,358)	$(182,947)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,904,122,298)	$2,989,357,076
Unaffiliated Issuers (Amortized Cost $6,820,683)	6,820,683
Receivable from Separate Accounts for Trust shares sold	6,490,648
Receivable from investment manager	152,842
Dividends, interest and other receivables	25,978
Other assets	670

Total assets	3,002,847,897

LIABILITIES
Payable for securities purchased	7,233,010
Distribution fees payable - Class B	608,386
Payable to Separate Accounts for Trust shares redeemed	447,151
Administrative fees payable	371,473
Trustees’ fees payable	3,713
Accrued expenses	19,681

Total liabilities	8,683,414

NET ASSETS	$2,994,164,483

Net assets were comprised of:
Paid in capital	$2,860,549,303
Accumulated overdistributed net investment income	(4,675)
Accumulated undistributed net realized gain	48,385,077
Unrealized appreciation on investments	85,234,778

Net assets	$2,994,164,483

Class A
Net asset value, offering and redemption price per share, $37,779,119 / 2,999,004 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.60

Class B
Net asset value, offering and redemption price per share, $2,956,385,364 / 234,668,128 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.60

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2005

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$36,268,301
Interest	196,832

Total income	36,465,133

EXPENSES
Distribution fees - Class B	4,628,017
Administrative fees	2,860,984
Investment management fees	1,875,395
Printing and mailing expenses	126,492
Custodian fees	58,656
Professional fees	52,000
Trustees’ fees	21,396
Miscellaneous	23,401

Gross expenses	9,646,341
Less: Waiver from investment advisor	(3,142,220)

Net expenses	6,504,121

NET INVESTMENT INCOME	29,961,012

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	31,380,297
Net distributions of realized gain received from
Underlying Portfolios	79,143,218

Net realized gain	110,523,515

Net change in unrealized appreciation on securities	32,147,880
NET REALIZED AND UNREALIZED GAIN	142,671,395

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$172,632,407

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31
	2005	2004
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$29,961,012	$7,856,007
Net realized gain on investments	110,523,515	18,868,543
Net change in unrealized appreciation on investments	32,147,880	52,294,948

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	172,632,407	79,019,498

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(722,129)	(259,766)
Class B	(49,237,951)	(17,317,128)

	(49,960,080)	(17,576,894)

Distributions from net realized capital gains
Class A	(643,108)	(3,070)
Class B	(50,441,237)	(224,899)

	(51,084,345)	(227,969)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(101,044,425)	(17,804,863)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,993,009 and 1,080,990 shares, respectively ]	24,528,845	12,482,142
Capital shares issued in reinvestment of dividends and distributions [ 108,088 and 21,599 shares, respectively ]	1,365,237	262,836
Capital shares repurchased [ (179,071) and (131,117) shares, respectively ]	(2,211,611)	(1,488,202)

Total Class A transactions	23,682,471	11,256,776

Class B
Capital shares sold [ 148,769,637 and 79,484,096 shares, respectively ]	1,830,581,363	914,985,919
Capital shares issued in reinvestment of dividends and distributions [ 7,893,715 and 1,441,389 shares, respectively ]	99,679,188	17,542,027
Capital shares repurchased [ (3,919,087) and (1,541,711) shares, respectively ]	(48,254,450)	(17,673,332)

Total Class B transactions	1,882,006,101	914,854,614

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,905,688,572	926,111,390

TOTAL INCREASE IN NET ASSETS	1,977,276,554	987,326,025
NET ASSETS:
Beginning of year	1,016,887,929	29,561,904

End of year (a)	$2,994,164,483	$1,016,887,929

(a) Includes accumulated overdistributed net investment income of	$(4,675)	$(945)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

ASSETS
Investments at value:
Affiliated issuers (Cost $599,997,748)	$630,191,387
Unaffiliated issuers (Amortized Cost $ 1,598,146)	1,598,146
Receivable from Separate Accounts for Trust shares sold	974,484
Receivable from investment manager	40,701
Dividends, interest and other receivables	6,270
Other assets	131

Total assets	632,811,119

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	3,308,281
Payable for securities purchased	1,557,648
Distribution fees payable-Class B	126,511
Administrative fees payable	81,134
Trustees’ fees payable	879
Accrued expenses	17,815

Total liabilities	5,092,268

NET ASSETS	$627,718,851

Net assets were comprised of:
Paid in capital	$587,223,738
Accumulated overdistributed net investment income	(1,094)
Accumulated undistributed net realized gain	10,302,568
Unrealized appreciation on investments	30,193,639

Net assets	$627,718,851

Class A
Net asset value, offering and redemption price per share, $18,068,522 / 1,393,918 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.96

Class B
Net asset value, offering and redemption price per share, $609,650,329 / 47,032,667 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.96

STATEMENT OF OPERATIONS For the Year Ended December 31, 2005

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$6,353,777
Interest	41,241

Total income	6,395,018

EXPENSES
Distribution fees - Class B	967,695
Administrative fees	637,221
Investment management fees	399,377
Custodian fees	53,744
Professional fees	28,827
Printing and mailing expenses	26,795
Trustees’ fees	4,640
Miscellaneous	5,945

Gross expenses	2,124,244
Less: Waiver from investment advisor	(756,958)

Net expenses	1,367,286

NET INVESTMENT INCOME	5,027,732

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	7,018,381
Net distributions of realized gain received from
Underlying Portfolios	17,191,666

Net realized gain	24,210,047
Net change in unrealized appreciation on securities	13,875,160

NET REALIZED AND UNREALIZED GAIN	38,085,207

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,112,939

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2005	2004
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,027,732	$723,589
Net realized gain on investments	24,210,047	4,289,958
Net change in unrealized appreciation on investments	13,875,160	16,108,460

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	43,112,939	21,122,007

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(319,659)	(78,814)
Class B	(9,268,279)	(2,777,984)

	(9,587,938)	(2,856,798)

Distributions from net realized capital gains
Class A	(332,499)	(3,252)
Class B	(11,041,084)	(133,480)

	(11,373,583)	(136,732)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(20,961,521)	(2,993,530)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,093,520 and 465,927 shares, respectively ]	13,551,273	5,412,549
Capital shares issued in reinvestment of dividends and distributions [50,195 and 6,644 shares, respectively]	652,158	82,066
Capital shares repurchased [ (208,524) and (63,112) shares, respectively ]	(2,597,289)	(731,168)

Total Class A transactions	11,606,142	4,763,447

Class B
Capital shares sold [ 28,487,298 and 19,655,662 shares, respectively ]	357,015,891	226,421,878
Capital shares issued in reinvestment of dividends and distributions [ 1,563,210 and 235,668 shares, respectively ]	20,309,363	2,911,464
Capital shares repurchased [ (2,449,116) and (1,153,180) shares, respectively ]	(30,691,259)	(13,259,764)

Total Class B transactions	346,633,995	216,073,578

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	358,240,137	220,837,025

TOTAL INCREASE IN NET ASSETS	380,391,555	238,965,502
NET ASSETS:
Beginning of period	247,327,296	8,361,794

End of period (a)	$627,718,851	$247,327,296

(a) Includes accumulated overdistributed net investment income of	$(1,094)	$(271)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

ASSETS
Investments at value:
(Securities on loan at market value $316,924,610)
Unaffiliated issuers (Cost $2,401,448,006)	$2,711,338,565
Affiliated issuers (Cost $14,244,344)	11,041,311
Foreign Cash (Cost $645)	609
Receivable for securities sold	5,671,236
Receivable from Separate Accounts for Trust shares sold	1,565,871
Dividends, interest and other receivables	836,781

Total assets	2,730,454,373

LIABILITIES
Overdraft payable	7,906
Collateral held for loaned securities	326,215,192
Payable for securities purchased	8,623,670
Payable to Separate Accounts for Trust shares redeemed	3,300,357
Investment management fees payable	1,272,592
Administrative fees payable	341,371
Trustees’ fees payable	98,274
Distribution fees payable - Class B	57,813
Accrued expenses	159,743

Total liabilities	340,076,918

NET ASSETS	$2,390,377,455

Net assets were comprised of:
Paid in capital	$2,876,876,768
Accumulated net investment loss	(93,342)
Accumulated net realized loss	(793,089,774)
Unrealized appreciation on investments	306,683,803

Net assets	$2,390,377,455

Class A
Net asset value, offering and redemption price per share, $2,122,575,644 / 77,573,949 shares outstanding (unlimited amount authorized: $0.001 par value)	$27.36

Class B
Net asset value, offering and redemption price per share, $267,801,811 / 9,934,796 shares outstanding (unlimited amount authorized: $0.001 par value)	$26.96

STATEMENT OF OPERATIONS For the Year Ended December 31, 2005

INVESTMENT INCOME
Dividends	$13,070,501
Interest	1,298,421
Securities lending (net)	2,490,979

Total income	16,859,901

EXPENSES
Investment management fees	15,781,515
Administrative fees	4,061,886
Distribution fees - Class B	622,888
Custodian fees	307,672
Printing and mailing expenses	185,229
Professional fees	123,265
Trustees’ fees	42,097
Miscellaneous	68,327

Gross expenses	21,192,879
Less: Fees paid indirectly	(1,914,967)

Net expenses	19,277,912

NET INVESTMENT LOSS	(2,418,011)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Securities	346,854,135
Foreign currency transactions	6,498

Net realized gain	346,860,633

Change in unrealized depreciation on:
Securities	(144,481,250)
Foreign currency translations	(6,635)

Net change in unrealized depreciation	(144,487,885)

NET REALIZED AND UNREALIZED GAIN	202,372,748

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$199,954,737

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2005	2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(2,418,011)	$(3,512,287)
Net realized gain on investments and foreign currency transactions	346,860,633	261,885,877
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(144,487,885)	42,620,719

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	199,954,737	300,994,309

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 10,654,745 and 12,387,235 shares, respectively ]	259,668,492	282,953,198
Capital shares repurchased [ (31,595,973) and (9,289,419) shares, respectively ]	(802,395,376)	(213,330,724)

Total Class A transactions	(542,726,884)	69,622,474

Class B
Capital shares sold [ 2,063,883 and 2,870,747 shares, respectively ]	51,396,845	65,518,240
Capital shares repurchased [ (2,512,718) and (2,630,384) shares, respectively ]	(62,068,126)	(59,583,674)

Total Class B transactions	(10,671,281)	5,934,566

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(553,398,165)	75,557,040

TOTAL INCREASE (DECREASE) IN NET ASSETS	(353,443,428)	376,551,349
NET ASSETS:
Beginning of year	2,743,820,883	2,367,269,534

End of year (a)	$2,390,377,455	$2,743,820,883

(a) Includes accumulated net investment loss of	$(93,342)	$(94,047)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

ASSETS
Investments at value (Cost $2,523,595,833) (Securities on loan at market value $299,178,107)	$2,511,199,037
Cash	185,738
Foreign Cash (Cost $178,694)	176,406
Receivable for forward commitments	155,351,726
Dividends, interest and other receivables	15,126,325
Receivable for securities sold	1,702,540
Receivable from Separate Accounts for Trust shares sold	1,208,665
Variation margin receivable on futures contracts	28,781
Unrealized appreciation of forward foreign currency contracts	13,059

Total assets	2,684,992,277

LIABILITIES
Payable for forward commitments	388,262,852
Collateral held for loaned securities	91,046,145
Securities sold short (Proceeds received $80,191,492)	80,598,351
Payable for securities purchased	77,502,351
Payable to Separate Accounts for Trust shares redeemed	2,206,722
Investment management fees payable	857,237
Administrative fees payable	276,347
Variation margin payable on futures contracts	227,405
Distribution fees payable - Class B	170,628
Unrealized depreciation of forward foreign currency contracts	83,152
Options written, at value (Premiums received $97,498)	36,563
Trustees’ fees payable	3,831
Accrued expenses	123,880

Total liabilities	641,395,464

NET ASSETS	$2,043,596,813

Net assets were comprised of:
Paid in capital	$2,069,807,715
Accumulated overdistributed net investment income	(733,790)
Accumulated net realized loss	(11,734,954)
Unrealized depreciation on investments	(13,742,158)

Net assets	$2,043,596,813

Class A
Net asset value, offering and redemption price per share, $1,237,240,658 / 120,733,017 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.25

Class B
Net asset value, offering and redemption price per share, $806,356,155 / 78,746,537 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.24

STATEMENT OF OPERATIONS For the Year Ended December 31, 2005

INVESTMENT INCOME
Interest (net of $39,830 foreign withholding tax)	$81,625,978
Securities lending (net)	480,138

Total income	82,106,116

EXPENSES
Investment management fees	11,585,586
Administrative fees	3,055,870
Distribution fees - Class B	2,008,629
Custodian fees	274,951
Printing and mailing expenses	136,752
Professional fees	71,269
Trustees’ fees	25,086
Miscellaneous	48,552

Gross expenses	17,206,695
Less: Waiver from investment advisor	(1,549,648)

Net expenses	15,657,047

NET INVESTMENT INCOME	66,449,069

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(7,476,400)
Options written	1,724,693
Futures	1,271,346
Foreign currency transactions	(41,795)

Net realized loss	(4,522,156)

Change in unrealized appreciation (depreciation) on:
Securities	(24,252,845)
Securities sold short	(389,123)
Options written	(159,792)
Futures	(1,997,693)
Foreign currency translations	1,229,584

Net change in unrealized depreciation	(25,569,869)

NET REALIZED AND UNREALIZED LOSS	(30,092,025)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,357,044

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2005	2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$66,449,069	$31,291,964
Net realized gain (loss) on investments and foreign currency transactions	(4,522,156)	22,341,224
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(25,569,869)	2,964,744

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	36,357,044	56,597,932

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(42,879,486)	(16,968,827)
Class B	(27,790,430)	(16,495,511)

	(70,669,916)	(33,464,338)

Distributions from net realized capital gains
Class A	—	(12,739,835)
Class B	—	(11,146,600)

	—	(23,886,435)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(70,669,916)	(57,350,773)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 55,032,060 and 48,261,586 shares, respectively ]	570,432,977	504,628,471
Capital shares issued in reinvestment of dividends and distributions [ 4,154,289 and 2,845,764 shares, respectively ]	42,879,486	29,708,662
Capital shares repurchased [ (29,020,873) and (1,940,367) shares, respectively ]	(299,835,306)	(20,356,140)

Total Class A transactions	313,477,157	513,980,993

Class B
Capital shares sold [ 16,907,187 and 21,688,113 shares, respectively ]	174,897,108	226,916,518
Capital shares issued in reinvestment of dividends and distributions [ 2,693,643 and 2,649,707 shares, respectively ]	27,790,430	27,642,111
Capital shares repurchased [ (15,911,438) and (13,276,377) shares, respectively ]	(164,562,029)	(138,689,186)

Total Class B transactions	38,125,509	115,869,443

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	351,602,666	629,850,436

TOTAL INCREASE IN NET ASSETS	317,289,794	629,097,595
NET ASSETS:
Beginning of year	1,726,307,019	1,097,209,424

End of year (a)	$2,043,596,813	$1,726,307,019

(a) Includes accumulated undistributed (overdistributed) net investment income of	$(733,790)	$1,781,916

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP HEALTH CARE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

ASSETS
Investments at value (Cost $367,623,817) (Securities on loan at market value $40,724,561)	$402,239,132
Foreign Cash (Cost $120)	131
Receivable for securities sold	4,029,405
Receivable from Separate Accounts for Trust shares sold	695,535
Dividends, interest and other receivables	217,381
Other assets	49

Total assets	407,181,633

LIABILITIES
Collateral held for loaned securities	41,759,258
Payable for securities purchased	14,993,357
Payable to Separate Accounts for Trust shares redeemed	515,369
Investment management fees payable	352,933
Distribution fees payable - Class B	70,336
Administrative fees payable	57,634
Options written, at value (Premiums received $17,555)	19,950
Trustees’ fees payable	572
Accrued expenses	52,998

Total liabilities	57,822,407

NET ASSETS	$349,359,226

Net assets were comprised of:
Paid in capital	$313,050,174
Accumulated net investment loss	(44,273)
Accumulated undistributed net realized gain	1,738,257
Unrealized appreciation on investments	34,615,068

Net assets	$349,359,226

Class A
Net asset value, offering and redemption price per share, $15,347,329 / 1,398,309 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.98

Class B
Net asset value, offering and redemption price per share, $334,011,897 / 30,765,735 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.86

STATEMENT OF OPERATIONS For the Year Ended December 31, 2005

INVESTMENT INCOME
Dividends (net of $88,555 foreign withholding tax)	$2,618,733
Interest	358,050
Securities lending (net)	82,229

Total income	3,059,012

EXPENSES
Investment management fees	3,608,101
Distribution fees - Class B	720,256
Administrative fees	594,500
Custodian fees	108,706
Recoupment fees	68,886
Professional fees	39,999
Printing and mailing expenses	20,709
Trustees’ fees	3,803
Miscellaneous	12,052

Gross expenses	5,177,012
Less: Fees paid indirectly	(75,820)

Net expenses	5,101,192

NET INVESTMENT LOSS	(2,042,180)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	16,244,126
Options written	397,755
Foreign currency transactions	(118,877)

Net realized gain	16,523,004

Change in unrealized appreciation (depreciation) on:
Securities	7,723,163
Options written	(2,395)
Foreign currency translations	(2,619)

Net change in unrealized appreciation	7,718,149

NET REALIZED AND UNREALIZED GAIN	24,241,153

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,198,973

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2005	2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(2,042,180)	$(1,840,514)
Net realized gain on investments and foreign currency transactions	16,523,004	20,970,958
Net change in unrealized appreciation on investments and foreign currency translations	7,718,149	8,321,240

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	22,198,973	27,451,684

DISTRIBUTIONS:
Distributions from net realized capital gains
Class A	(703,671)	(608,701)
Class B	(15,884,828)	(15,755,908)

TOTAL DISTRIBUTIONS	(16,588,499)	(16,364,609)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 602,750 and 694,512 shares, respectively ]	6,432,407	7,319,089
Capital shares issued in reinvestment of distributions [ 65,903 and 57,821 shares, respectively ]	703,671	608,701
Capital shares repurchased [ (252,239) and (394,621) shares, respectively ]	(2,700,469)	(4,130,996)

Total Class A transactions	4,435,609	3,796,794

Class B
Capital shares sold [ 9,160,311 and 12,536,546 shares, respectively ]	96,973,499	131,612,439
Capital shares issued in reinvestment of distributions [ 1,503,398 and 1,507,686 shares, respectively ]	15,884,828	15,755,908
Capital shares repurchased [ (5,186,960) and (5,223,805) shares, respectively ]	(54,703,573)	(54,886,169)

Total Class B transactions	58,154,754	92,482,178

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	62,590,363	96,278,972

TOTAL INCREASE IN NET ASSETS	68,200,837	107,366,047
NET ASSETS:
Beginning of year	281,158,389	173,792,342

End of year (a)	$349,359,226	$281,158,389

(a) Includes accumulated net investment loss of	$(44,273)	$(18,730)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

ASSETS
Investments at value (Cost $1,875,019,699)	$1,860,454,652
Cash	535,086
Foreign Cash (Cost $2,253,290)	2,253,834
Dividends, interest and other receivables	33,775,356
Receivable for securities sold	7,695,539
Receivable from Separate Accounts for Trust shares sold	929,703
Unrealized appreciation of forward foreign currency contracts	200,526
Other assets	60,248

Total assets	1,905,904,944

LIABILITIES
Payable for securities purchased	89,029,047
Payable to Separate Accounts for Trust shares redeemed	1,014,874
Investment management fees payable	891,091
Administrative fees payable	251,229
Distribution fees payable - Class B	220,550
Options written, at value (Premiums received $170,673)	45,423
Unrealized depreciation of forward foreign currency contracts	32,076
Variation margin payable on futures contracts	16,800
Trustees’ fees payable	16,332
Accrued expenses	63,473

Total liabilities	91,580,895

NET ASSETS	$1,814,324,049

Net assets were comprised of:
Paid in capital	$2,141,160,979
Accumulated overdistributed net investment income	(195,559)
Accumulated net realized loss	(312,379,797)
Unrealized depreciation on investments	(14,261,574)

Net assets	$1,814,324,049

Class A
Net asset value, offering and redemption price per share, $770,374,241 / 140,867,922 shares outstanding (unlimited amount authorized: $0.001 par value)	$5.47

Class B
Net asset value, offering and redemption price per share, $1,043,949,808 / 192,013,976 shares outstanding (unlimited amount authorized: $0.001 par value)	$5.44

STATEMENT OF OPERATIONS For the Year Ended December 31, 2005

INVESTMENT INCOME
Interest	$153,995,664
Dividends	360,300

Total income	154,355,964

EXPENSES
Investment management fees	11,389,157
Administrative fees	3,093,253
Distribution fees - Class B	2,594,646
Printing and mailing expenses	142,631
Custodian fees	113,620
Professional fees	107,653
Trustees’ fees	26,629
Miscellaneous	55,671

Total expenses	17,523,260

NET INVESTMENT INCOME	136,832,704

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	18,812,511
Options written	1,024,859
Futures	(1,194,576)
Foreign currency transactions	3,129,160

Net realized gain	21,771,954

Change in unrealized appreciation (depreciation) on:
Securities	(97,802,652)
Options written	3,170
Futures	211,875
Foreign currency translations	572,052

Net change in unrealized depreciation	(97,015,555)

NET REALIZED AND UNREALIZED LOSS	(75,243,601)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$61,589,103

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2005	2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$136,832,704	$123,447,651
Net realized gain on investments and foreign currency transactions	21,771,954	22,978,720
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(97,015,555)	6,522,036

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	61,589,103	152,948,407

DIVIDENDS:
Dividends from net investment income
Class A	(60,602,966)	(60,875,365)
Class B	(79,320,121)	(61,649,986)

TOTAL DIVIDENDS	(139,923,087)	(122,525,351)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 49,986,092 and 64,506,981 shares, respectively ]	289,628,817	374,962,842
Capital shares issued in reinvestment of dividends [ 11,119,421 and 10,630,928 shares, respectively ]	60,602,966	60,875,365
Capital shares repurchased [ (89,783,092) and (44,840,963) shares, respectively ]	(523,613,632)	(259,468,874)

Total Class A transactions	(173,381,849)	176,369,333

Class B
Capital shares sold [ 34,054,645 and 52,115,918 shares, respectively ]	195,357,543	298,194,075
Capital shares issued in reinvestment of dividends [ 14,639,215 and 10,830,776 shares, respectively ]	79,320,121	61,649,986
Capital shares repurchased [ (36,971,475) and (29,774,350) shares, respectively ]	(212,295,667)	(170,097,325)

Total Class B transactions	62,381,997	189,746,736

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(110,999,852)	366,116,069

TOTAL INCREASE (DECREASE) IN NET ASSETS	(189,333,836)	396,539,125
NET ASSETS:
Beginning of year	2,003,657,885	1,607,118,760

End of year (a)	$1,814,324,049	$2,003,657,885

(a) Includes accumulated overdistributed net investment income of	$(195,559)	$(913,140)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

ASSETS
Investments at value (Cost $764,235,823)
(Securities on loan at market value $80,661,518)	$902,065,786
Cash	9,651,977
Cash held as Collateral at Broker	977,875
Foreign Cash held as Collateral at Broker	65,697
Foreign Cash (Cost $3,860,047)	3,813,472
Receivable for securities sold	1,773,088
Receivable from Separate Accounts for Trust shares sold	1,383,862
Dividends, interest and other receivables	1,248,078
Other assets	222

Total assets	920,980,057

LIABILITIES
Collateral held for loaned securities	85,327,695
Payable for securities purchased	4,263,576
Payable to Separate Accounts for Trust shares redeemed	1,273,350
Investment management fees payable	726,716
Administrative fees payable	118,355
Distribution fees payable - Class B	93,765
Variation margin payable on futures contracts	23,390
Trustees’ fees payable	1,454
Accrued expenses	136,097

Total liabilities	91,964,398

NET ASSETS	$829,015,659

Net assets were comprised of:
Paid in capital	$690,739,218
Accumulated overdistributed net investment income	(3,887,774)
Accumulated undistributed net realized gain	4,325,029
Unrealized appreciation on investments	137,839,186

Net assets	$829,015,659

Class A
Net asset value, offering and redemption price per share, $379,615,706 / 29,138,252 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.03

Class B
Net asset value, offering and redemption price per share, $449,399,953 / 34,555,596 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.01

STATEMENT OF OPERATIONS For the Year Ended December 31, 2005

INVESTMENT INCOME
Dividends (net of $1,588,782 foreign withholding tax)	$16,958,470
Interest	304,139
Securities lending (net)	325,722

Total income	17,588,331

EXPENSES
Investment management fees	7,487,806
Administrative fees	1,217,476
Distribution fees - Class B	939,651
Custodian fees	624,850
Recoupment fees	75,119
Printing and mailing expenses	51,642
Professional fees	48,761
Trustees’ fees	8,963
Miscellaneous	19,394

Gross expenses	10,473,662
Less: Fees paid indirectly	(299,590)

Net expenses	10,174,072

NET INVESTMENT INCOME	7,414,259

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	38,706,378
Futures	651,102
Foreign currency transactions	(298,611)

Net realized gain	39,058,869

Change in unrealized appreciation (depreciation) on:
Securities	67,168,443
Futures	55,275
Foreign currency translations	(163,428)

Net change in unrealized appreciation	67,060,290

NET REALIZED AND UNREALIZED GAIN	106,119,159

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$113,533,418

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2005	2004
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,414,259	$2,033,130
Net realized gain on investments and foreign currency transactions	39,058,869	27,243,153
Net change in unrealized appreciation on investments and foreign currency translations	67,060,290	42,368,434

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	113,533,418	71,644,717

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(5,729,159)	(1,991,568)
Class B	(5,618,427)	(2,226,889)

	(11,347,586)	(4,218,457)

Distributions from net realized capital gains
Class A	(22,432,354)	(4,614,868)
Class B	(24,437,528)	(6,724,428)

	(46,869,882)	(11,339,296)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(58,217,468)	(15,557,753)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 15,671,475 and 17,986,446 shares, respectively ]	188,977,131	200,704,998
Capital shares issued in reinvestment of dividends and distributions [ 2,231,471 and 561,628 shares, respectively ]	28,161,513	6,606,436
Capital shares repurchased [ (8,445,111) and (377,354) shares, respectively ]	(103,057,502)	(4,205,387)

Total Class A transactions	114,081,142	203,106,047

Class B
Capital shares sold [ 13,695,438 and 17,209,642 shares, respectively ]	167,749,575	190,545,953
Capital shares issued in reinvestment of dividends and distributions [ 2,375,861 and 763,095 shares, respectively ]	30,055,955	8,951,317
Capital shares repurchased [ (9,270,025) and (5,992,199) shares, respectively ]	(113,447,158)	(66,347,540)

Total Class B transactions	84,358,372	133,149,730

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	198,439,514	336,255,777

TOTAL INCREASE IN NET ASSETS	253,755,464	392,342,741
NET ASSETS:
Beginning of year	575,260,195	182,917,454

End of year (a)	$829,015,659	$575,260,195

(a) Includes accumulated overdistributed net investment income of	$(3,887,774)	$(1,992,517)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

ASSETS
Investments at value (Cost $501,551,949)
(Securities on loan at market value $36,230,909)	$532,485,456
Foreign Cash (Cost $817,953)	809,202
Receivable from Separate Accounts for Trust shares sold	1,563,862
Dividends, interest and other receivables	597,714
Receivable for securities sold	234,022
Other assets	34

Total assets	535,690,290

LIABILITIES
Overdraft payable	2,933
Collateral held for loaned securities	37,030,786
Payable for securities purchased	3,352,519
Investment management fees payable	365,761
Payable to Separate Accounts for Trust shares redeemed	209,930
Administrative fees payable	74,630
Distribution fees payable - Class B	39,592
Trustees’ fees payable	705
Accrued expenses	43,422

Total liabilities	41,120,278

NET ASSETS	$494,570,012

Net assets were comprised of:
Paid in capital	$462,237,472
Accumulated overdistributed net investment income	(7,432)
Accumulated undistributed net realized gain	1,415,249
Unrealized appreciation on investments	30,924,723

Net assets	$494,570,012

Class A
Net asset value, offering and redemption price per share, $309,161,714 / 28,663,349 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.79

Class B
Net asset value, offering and redemption price per share, $185,408,298 / 17,186,045 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.79

STATEMENT OF OPERATIONS For the Year Ended December 31, 2005

INVESTMENT INCOME
Dividends (net of $6,454 foreign withholding tax)	$3,431,079
Interest	517,267
Securities lending (net)	27,896

Total income	3,976,242

EXPENSES
Investment management fees	2,216,192
Administrative fees	511,367
Distribution fees - Class B	440,252
Custodian fees	50,128
Professional fees	41,258
Printing and mailing expenses	12,645
Trustees’ fees	2,726
Miscellaneous	9,150

Gross expenses	3,283,718
Less: Waiver from investment advisor	(136,218)
Fees paid indirectly	(54,779)

Net expenses	3,092,721

NET INVESTMENT INCOME	883,521

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	12,178,139
Foreign currency transactions	(20,298)

Net realized gain	12,157,841

Change in unrealized appreciation (depreciation) on:
Securities	6,265,697
Foreign currency translations	(8,805)

Net change in unrealized appreciation	6,256,892

NET REALIZED AND UNREALIZED GAIN	18,414,733

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,298,254

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2005	2004
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$883,521	$936,291
Net realized gain on investments and foreign currency transactions	12,157,841	8,370,161
Net change in unrealized appreciation on investments and foreign currency translations	6,256,892	6,208,506

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	19,298,254	15,514,958

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(815,008)	(80,796)
Class B	(40,280)	(1,622,834)

	(855,288)	(1,703,630)

Distributions from net realized capital gains
Class A	(6,184,802)	(230,107)
Class B	(4,733,170)	(5,859,032)

	(10,917,972)	(6,089,139)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(11,773,260)	(7,792,769)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 27,841,380 and 317,267 shares, respectively ]	300,038,724	3,208,732
Capital shares issued in reinvestment of dividends and distributions [ 645,878 and 30,448 shares, respectively ]	6,999,810	310,903
Capital shares repurchased [ (492,106) and (190,027) shares, respectively ]	(5,264,037)	(1,927,485)

Total Class A transactions	301,774,497	1,592,150

Class B
Capital shares sold [ 3,642,703 and 4,595,107 shares, respectively ]	38,165,786	46,250,385
Capital shares issued in reinvestment of dividends and distributions [ 443,541 and 732,478 shares, respectively ]	4,773,450	7,481,866
Capital shares repurchased [ (3,657,384) and (2,335,590) shares, respectively ]	(38,475,491)	(23,466,967)

Total Class B transactions	4,463,745	30,265,284

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	306,238,242	31,857,434

TOTAL INCREASE IN NET ASSETS	313,763,236	39,579,623
NET ASSETS:
Beginning of year	180,806,776	141,227,153

End of year (a)	$494,570,012	$180,806,776

(a) Includes accumulated overdistributed net investment income of	$(7,432)	$(15,372)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

ASSETS
Investments at value (Cost $318,804,658)
(Securities on loan at market value $24,058,425)	$405,577,755
Receivable from Separate Accounts for Trust shares sold	536,385
Dividends, interest and other receivables	191,657
Other assets	4

Total assets	406,305,801

LIABILITIES
Overdraft payable	2,649
Collateral held for loaned securities	24,734,766
Payable to Separate Accounts for Trust shares redeemed	461,781
Investment management fees payable	289,510
Distribution fees payable - Class B	78,378
Administrative fees payable	63,546
Trustees’ fees payable	798
Accrued expenses	44,135

Total liabilities	25,675,563

NET ASSETS	$380,630,238

Net assets were comprised of:
Paid in capital	$297,175,991
Accumulated net investment loss	(12,256)
Accumulated net realized loss	(3,306,594)
Unrealized appreciation on investments	86,773,097

Net assets	$380,630,238

Class A
Net asset value, offering and redemption price per share, $17,780,484 / 1,708,935 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.40

Class B
Net asset value, offering and redemption price per share, $362,849,754 / 35,220,655 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.30

STATEMENT OF OPERATIONS For the Year Ended December 31, 2005

INVESTMENT INCOME
Dividends	$1,929,139
Interest	195,064
Securities lending (net)	52,835

Total income	2,177,038

EXPENSES
Investment management fees	3,226,940
Distribution fees - Class B	859,990
Administrative fees	681,977
Professional fees	41,935
Custodian fees	41,396
Printing and mailing expenses	25,232
Trustees’ fees	4,668
Miscellaneous	14,100

Gross expenses	4,896,238
Less: Waiver from investment advisor	(93,920)
Fees paid indirectly	(65,700)

Net expenses	4,736,618

NET INVESTMENT LOSS	(2,559,580)

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	4,957,030
Net change in unrealized appreciation on securities	24,599,912

NET REALIZED AND UNREALIZED GAIN	29,556,942

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,997,362

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2005	2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(2,559,580)	$(1,317,536)
Net realized gain (loss) on investments	4,957,030	(2,060,635)
Net change in unrealized appreciation on investments	24,599,912	24,496,677

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	26,997,362	21,118,506

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 882,676 and 690,336 shares, respectively ]	8,412,946	6,264,942
Capital shares repurchased [ (433,692) and (334,940) shares, respectively ]	(4,177,789)	(3,049,640)

Total Class A transactions	4,235,157	3,215,302

Class B
Capital shares sold [ 8,714,394 and 13,338,351 shares, respectively ]	82,560,761	120,746,801
Capital shares repurchased [ (9,346,540) and (5,677,053) shares, respectively ]	(88,966,187)	(50,771,432)

Total Class B transactions	(6,405,426)	69,975,369

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,170,269)	73,190,671

TOTAL INCREASE IN NET ASSETS	24,827,093	94,309,177
NET ASSETS:
Beginning of year	355,803,145	261,493,968

End of year (a)	$380,630,238	$355,803,145

(a) Includes accumulated net investment loss of	$(12,256)	$(17,167)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

ASSETS
Investments at value (Cost $ 832,911,237) (Securities on loan at market value $ 41,585,724)	$888,934,135
Cash	3,610
Foreign currency (Cost $ 48)	48
Receivable from Separate Accounts for Trust shares sold	4,411,935
Receivable for securities sold	2,979,420
Dividends, interest and other receivables	1,018,211
Other assets	70

Total assets	897,347,429

LIABILITIES
Collateral held for loaned securities	42,459,855
Payable for securities purchased	17,204,249
Payable to Separate Accounts for Trust shares redeemed	668,198
Investment management fees payable	614,601
Administrative fees payable	116,997
Distribution fees payable - Class B	112,318
Recoupment fees payable	2,620
Trustees’ fees payable	1,177
Accrued expenses	55,940

Total liabilities	61,235,955

NET ASSETS	$836,111,474

Net assets were comprised of:
Paid in capital	$781,728,622
Accumulated overdistributed net investment income	(4,970)
Accumulated net realized loss	(1,635,646)
Unrealized appreciation on investments	56,023,468

Net assets	$836,111,474

Class A
Net asset value, offering and redemption price per share, $309,384,706 / 27,653,578 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.19

Class B
Net asset value, offering and redemption price per share, $526,726,768 / 47,077,457 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.19

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2005

INVESTMENT INCOME
Dividends (net of $16,945 foreign withholding tax)	$10,461,667
Interest	459,131
Securities lending (net)	59,178

Total income	10,979,976

EXPENSES
Investment management fees	4,636,339
Distribution fees - Class B	1,171,950
Administrative fees	918,179
Custodian fees	78,028
Professional fees	44,642
Printing and mailing expenses	33,562
Trustees’ fees	6,290
Miscellaneous	15,184

Gross expenses	6,904,174
Less: Waiver from investment advisor	(69,585)
Fees paid indirectly	(294,089)

Net expenses	6,540,500

NET INVESTMENT INCOME	4,439,476

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	28,039,469
Foreign currency transactions	(15,665)

Net realized gain	28,023,804

Change in unrealized appreciation (depreciation) on:
Securities	3,474,455
Foreign currency translations	(1,384)

Net change in unrealized appreciation	3,473,071

NET REALIZED AND UNREALIZED GAIN	31,496,875

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,936,351

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2005	2004
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,439,476	$4,067,286
Net realized gain on investments and foreign currency transactions	28,023,804	22,894,746
Net change in unrealized appreciation on investments and foreign currency translations	3,473,071	21,434,022

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	35,936,351	48,396,054

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(2,002,027)	(113,306)
Class B	(2,616,383)	(3,742,276)

	(4,618,410)	(3,855,582)

Distributions from net realized capital gains
Class A	(9,793,365)	(507,644)
Class B	(22,947,381)	(21,460,064)

	(32,740,746)	(21,967,708)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(37,359,156)	(25,823,290)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 26,676,778 and 692,669 shares, respectively ]	307,601,902	7,369,139
Capital shares issued in reinvestment of dividends and distributions [ 1,047,418 and 57,697 shares, respectively ]	11,795,392	620,950
Capital shares repurchased [ (958,677) and (446,000) shares, respectively ]	(10,924,975)	(4,724,010)

Total Class A transactions	308,472,319	3,266,079

Class B
Capital shares sold [ 15,351,377 and 15,347,526 shares, respectively ]	172,101,897	162,686,938
Capital shares issued in reinvestment of dividends and distributions [ 2,276,005 and 2,342,372 shares, respectively ]	25,563,764	25,202,340
Capital shares repurchased [ (7,553,298) and (5,638,660) shares, respectively ]	(84,987,451)	(59,803,552)

Total Class B transactions	112,678,210	128,085,726

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	421,150,529	131,351,805

TOTAL INCREASE IN NET ASSETS	419,727,724	153,924,569
NET ASSETS:
Beginning of year	416,383,750	262,459,181

End of year (a)	$836,111,474	$416,383,750

(a) Includes accumulated undistributed (overdistributed) net investment income of	$(4,970)	$189,629

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

ASSETS
Investments at value (Cost $ 784,541,278) (Securities on loan at market value $178,827,998)	$902,614,339
Receivable for securities sold	4,180,648
Receivable from Separate Accounts for Trust shares sold	711,280
Dividends, interest and other receivables	435,178

Total assets	907,941,445

LIABILITIES
Collateral held for loaned securities	182,645,609
Payable for securities purchased	1,897,462
Investment management fees payable	678,808
Payable to Separate Accounts for Trust shares redeemed	401,016
Administrative fees payable	109,333
Distribution fees payable - Class B	106,470
Recoupment fees payable	53,173
Trustees’ fees payable	1,679
Accrued expenses	90,091

Total liabilities	185,983,641

NET ASSETS	$721,957,804

Net assets were comprised of:
Paid in capital	$598,110,049
Accumulated net investment loss	(60,494)
Accumulated undistributed net realized gain	5,835,188
Unrealized appreciation on investments	118,073,061

Net assets	$721,957,804

Class A
Net asset value, offering and redemption price per share, $223,527,034 / 24,519,738 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.12

Class B
Net asset value, offering and redemption price per share, $ 498,430,770 / 55,318,153 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.01

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2005

INVESTMENT INCOME
Dividends (net of $3,601 foreign withholding tax)	$2,824,145
Interest	488,440
Securities lending (net)	393,006

Total income	3,705,591

EXPENSES
Investment management fees	8,889,209
Administrative fees	1,362,681
Distribution fees - Class B	1,160,304
Recoupment fees	325,217
Custodian fees	189,624
Printing and mailing expenses	59,185
Professional fees	46,825
Trustees’ fees	10,899
Miscellaneous	27,000

Gross expenses	12,070,944
Less: Fees paid indirectly	(381,166)

Net expenses	11,689,778

NET INVESTMENT LOSS	(7,984,187)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on securities	101,294,862
Net change in unrealized depreciation on securities	(29,833,570)

NET REALIZED AND UNREALIZED GAIN	71,461,292

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$63,477,105

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December
	2005	2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(7,984,187)	$(7,136,349)
Net realized gain on investments	101,294,862	14,031,930
Net change in unrealized appreciation (depreciation) on investments	(29,833,570)	82,396,228

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	63,477,105	89,291,809

DISTRIBUTIONS:
Distributions from net realized capital gains
Class A	(31,605,390)	(5,009,545)
Class B	(64,318,196)	(7,082,304)

TOTAL DISTRIBUTIONS	(95,923,586)	(12,091,849)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 8,137,258 and 13,452,804 shares, respectively ]	75,127,493	117,198,880
Capital shares issued in reinvestment of distributions [ 3,474,960 and 579,402 shares, respectively ]	31,605,390	5,009,545
Capital shares repurchased [ (28,200,211) and (591,341) shares, respectively ]	(272,110,526)	(5,172,488)

Total Class A transactions	(165,377,643)	117,035,937

Class B
Capital shares sold [ 8,568,770 and 16,555,498 shares, respectively ]	80,765,282	145,163,854
Capital shares issued in reinvestment of distributions [ 7,168,541 and 824,851 shares, respectively ]	64,318,196	7,082,304
Capital shares repurchased [ (9,511,263) and (6,730,377) shares, respectively ]	(90,013,775)	(58,451,176)

Total Class B transactions	55,069,703	93,794,982

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(110,307,940)	210,830,919

TOTAL INCREASE (DECREASE) IN NET ASSETS	(142,754,421)	288,030,879
NET ASSETS:
Beginning of year	864,712,225	576,681,346

End of year (a)	$721,957,804	$864,712,225

(a) Includes accumulated net investment loss of	$(60,494)	$(19,270)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

ASSETS
Investments at value (Cost $ 896,069,422) (Securities on loan at market value $ 176,296,986)	$1,010,511,672
Cash	229,484
Foreign Cash (Cost $8,618)	8,618
Receivable for securities sold	1,181,764
Dividends, interest and other receivables	935,872
Receivable from Separate Accounts for Trust shares sold	379,801
Other assets	69,183

Total assets	1,013,316,394

LIABILITIES
Collateral held for loaned securities	180,418,528
Payable for securities purchased	889,241
Investment management fees payable	782,191
Payable to Separate Accounts for Trust shares redeemed	705,124
Administrative fees payable	125,835
Distribution fees payable - Class B	109,467
Trustees’ fees payable	2,436
Accrued expenses	29,836

Total liabilities	183,062,658

NET ASSETS	$830,253,736

Net assets were comprised of:
Paid in capital	$702,675,711
Accumulated net investment loss	(18,981)
Accumulated undistributed net realized gain	13,154,756
Unrealized appreciation on investments	114,442,250

Net assets	$830,253,736

Class A
Net asset value, offering and redemption price per share, $319,455,070 / 32,794,211 shares outstanding (unlimited amount authorized: $ 0.001 par value)	$9.74

Class B
Net asset value, offering and redemption price per share, $510,798,666 / 53,137,500 shares outstanding (unlimited amount authorized: $ 0.001 par value)	$9.61

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2005

INVESTMENT INCOME
Dividends (net of $43,124 foreign withholding tax)	$15,415,220
Interest	605,862
Securities lending (net)	315,865

Total income	16,336,947

EXPENSES
Investment management fees	13,385,277
Administrative fees	1,999,543
Distribution fees - Class B	1,242,148
Custodian fees	194,698
Printing and mailing expenses	95,359
Professional fees	51,012
Recoupment fees	17,852
Trustees’ fees	17,061
Miscellaneous	39,476

Gross expenses	17,042,426
Less: Fees paid indirectly	(523,641)

Net expenses	16,518,785

NET INVESTMENT LOSS	(181,838)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Securities	177,614,647
Foreign currency transactions	4,437

Net realized gain	177,619,084

Change in unrealized appreciation (depreciation) on:
Securities	(90,489,044)
Foreign currency translations	477

Net change in unrealized depreciation	(90,488,567)

NET REALIZED AND UNREALIZED GAIN	87,130,517

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$86,948,679

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2005	2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(181,838)	$(169,600)
Net realized gain on investments and foreign currency transactions	177,619,084	90,242,703
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(90,488,567)	77,085,286

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	86,948,679	167,158,389

DISTRIBUTIONS:
Distributions from net realized capital gains
Class A	(82,993,203)	(42,213,997)
Class B	(110,543,859)	(25,712,465)

TOTAL DISTRIBUTIONS	(193,537,062)	(67,926,462)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 12,459,484 and 18,364,307 shares, respectively ]	140,608,377	199,454,883
Capital shares issued in reinvestment of distributions [ 8,237,110 and 3,756,129 shares, respectively ]	82,993,203	42,213,997
Capital shares repurchased [ (61,238,638) and (871,030) shares, respectively ]	(714,939,161)	(9,476,509)

Total Class A transactions	(491,337,581)	232,192,371

Class B
Capital shares sold [ 7,943,010 and 16,689,520 shares, respectively ]	90,022,941	180,084,412
Capital shares issued in reinvestment of distributions [ 11,388,306 and 2,306,616 shares, respectively ]	110,543,859	25,712,465
Capital shares repurchased [ (9,942,979) and (6,006,216) shares, respectively ]	(112,907,059)	(64,997,656)

Total Class B transactions	87,659,741	140,799,221

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(403,677,840)	372,991,592

TOTAL INCREASE (DECREASE) IN NET ASSETS	(510,266,223)	472,223,519
NET ASSETS:
Beginning of year	1,340,519,959	868,296,440

End of year (a)	$830,253,736	$1,340,519,959

(a) Includes accumulated net investment loss of	$(18,981)	$(283,311)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

ASSETS
Investments at value (Cost $ 516,392,996) (Securities on loan at market value $48,825,989)	$586,253,907
Foreign Cash (Cost $399,101)	400,006
Receivable for securities sold	3,332,738
Receivable from Separate Accounts for Trust shares sold	3,259,702
Dividends, interest and other receivables	167,576
Other assets	81

Total assets	593,414,010

LIABILITIES
Overdraft payable	550,664
Collateral held for loaned securities	50,040,925
Payable for securities purchased	5,167,785
Payable to Separate Accounts for Trust shares redeemed	1,528,346
Options written, at value (Premiums received $ 490,144)	581,920
Investment management fees payable	553,477
Distribution fees payable - Class B	109,795
Administrative fees payable	83,131
Trustees’ fees payable	4,302
Accrued expenses	56,610

Total liabilities	58,676,955

NET ASSETS	$534,737,055

Net assets were comprised of:
Paid in capital	$667,195,846
Accumulated net investment loss	(83,971)
Accumulated net realized loss	(202,143,838)
Unrealized appreciation on investments	69,769,018

Net assets	$534,737,055

Class A
Net asset value, offering and redemption price per share, $27,263,240 / 2,637,619 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.34

Class B
Net asset value, offering and redemption price per share, $507,473,815 / 49,603,193 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.23

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2005

INVESTMENT INCOME
Dividends (net of $24,681 foreign withholding tax)	$1,778,361
Interest	402,447
Securities lending (net)	275,003

Total income	2,455,811

EXPENSES
Investment management fees	5,760,594
Distribution fees - Class B	1,140,960
Administrative fees	867,075
Custodian fees	101,190
Professional fees	49,420
Printing and mailing expenses	33,011
Trustees’ fees	6,360
Miscellaneous	22,354

Gross expenses	7,980,964
Less: Fees paid indirectly	(284,274)

Net expenses	7,696,690

NET INVESTMENT LOSS	(5,240,879)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	49,311,029
Options written	(2,367,990)
Foreign currency transactions	(145,846)

Net realized gain	46,797,193

Change in unrealized appreciation (depreciation) on:
Securities	10,069,784
Options written	(47,894)
Foreign currency translations	(2,248)

Net change in unrealized appreciation	10,019,642

NET REALIZED AND UNREALIZED GAIN	56,816,835

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$51,575,956

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2005	2004
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(5,240,879)	$(3,236,238)
Net realized gain on investments and foreign currency transactions	46,797,193	7,370,939
Net change in unrealized appreciation on investments and foreign currency translations	10,019,642	47,789,000

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	51,575,956	51,923,701

DISTRIBUTIONS:
Distributions from net realized capital gains
Class A	—	(176,754)
Class B	—	(3,270,932)

TOTAL DISTRIBUTIONS	—	(3,447,686)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,265,476 and 1,464,460 shares, respectively ]	11,755,539	19,579,831
Capital shares issued in connection with the substitution [ 0 and 1,783,713 shares, respectively ]	—	14,858,572
Capital shares issued in reinvestment of distributions [ 0 and 20,211 shares, respectively ]	—	176,754
Capital shares repurchased [ (1,427,847) and (1,517,654) shares, respectively ]	(13,153,466)	(13,115,128)

Total Class A transactions	(1,397,927)	21,500,029

Class B
Capital shares sold [ 12,676,916 and 16,465,859 shares, respectively ]	117,560,288	126,148,742
Capital shares issued in connection with the substitution [ 0 and 37,175,180 shares, respectively ]	—	307,792,145
Capital shares issued in reinvestment of distributions [ 0 and 376,352 shares, respectively ]	—	3,270,932
Capital shares repurchased [ (16,002,929) and (13,927,870) shares, respectively ]	(145,548,432)	(117,194,899)

Total Class B transactions	(27,988,144)	320,016,920

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(29,386,071)	341,516,949

TOTAL INCREASE IN NET ASSETS	22,189,885	389,992,964
NET ASSETS:
Beginning of year	512,547,170	122,554,206

End of year (a)	$534,737,055	$512,547,170

(a) Includes accumulated net investment loss of	$(83,971)	$(33,113)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

			July 31, 2003* to December 31, 2003(c)
	Year Ended December 31,
Class A	2005 (c)	2004(c)
Net asset value, beginning of period	$10.80	$10.45	$10.00

Income (loss) from investment operations:
Net investment income	0.34	0.38	0.53
Net realized and unrealized gain (loss) on investments	(0.04)	0.28	0.06

Total from investment operations	0.30	0.66	0.59

Less distributions:
Dividends from net investment income	(0.30)	(0.30)	(0.14)
Distributions from net realized gains	(0.11)	(0.01)	—

Total dividends and distributions	(0.41)	(0.31)	(0.14)

Net asset value, end of period	$10.69	$10.80	$10.45

Total return (b)	2.78%	6.29%	5.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,054	$2,071	$93
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.10%	0.10%	0.10%
Before waivers and reimbursements (a)	0.32%	0.51%	9.14%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	3.17%	3.50%	12.33	%(l)
Before waivers and reimbursements (a)	2.95%	3.09%	3.29	%(l)
Portfolio turnover rate	101%	18%	9%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.04	$0.39

			July 31, 2003* to December 31, 2003(c)
	Year Ended December 31,
Class B	2005 (c)	2004(c)
Net asset value, beginning of period	$10.80	$10.45	$10.00

Income (loss) from investment operations:
Net investment income	0.32	0.35	0.53
Net realized and unrealized gain (loss) on investments	(0.05)	0.28	0.05

Total from investment operations	0.27	0.63	0.58

Less distributions:
Dividends from net investment income	(0.27)	(0.27)	(0.13)
Distributions from net realized gains	(0.11)	(0.01)	—

Total dividends and distributions	(0.38)	(0.28)	(0.13)

Net asset value, end of period	$10.69	$10.80	$10.45

Total return (b)	2.52%	6.02%	5.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$217,999	$109,357	$5,986
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)	0.57%	0.76%	9.39%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	2.92%	3.25%	12.08	%(l)
Before waivers and reimbursements (a)	2.70%	2.84%	3.04	%(l)
Portfolio turnover rate	101%	18%	9%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.04	$0.40

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

			July 31, 2003* to December 31, 2003(c)
	Year Ended December 31,
Class A	2005 (c)	2004(c)
Net asset value, beginning of period	$11.22	$10.66	$10.00

Income from investment operations:
Net investment income	0.30	0.33	0.47
Net realized and unrealized gain on investments	0.09	0.52	0.33

Total from investment operations	0.39	0.85	0.80

Less distributions:
Dividends from net investment income	(0.25)	(0.28)	(0.14)
Distributions from net realized gains	(0.20)	(0.01)	—

Total dividends and distributions	(0.45)	(0.29)	(0.14)

Net asset value, end of period	$11.16	$11.22	$10.66

Total return (b)	3.53%	7.96%	8.02%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,466	$1,403	$225
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.10%	0.10%	0.10%
Before waivers and reimbursements (a)	0.29%	0.40%	4.23%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	2.74%	3.01%	10.64	%(l)
Before waivers and reimbursements (a)	2.55%	2.71%	6.51	%(l)
Portfolio turnover rate	64%	5%	8%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.03	$0.18

			July 31, 2003* to December 31, 2003(c)
	Year Ended December 31,
Class B	2005 (c)	2004(c)
Net asset value, beginning of period	$11.22	$10.66	$10.00

Income from investment operations:
Net investment income	0.27	0.30	0.46
Net realized and unrealized gain on investments	0.09	0.52	0.33

Total from investment operations	0.36	0.82	0.79

Less distributions:
Dividends from net investment income	(0.22)	(0.25)	(0.13)
Distributions from net realized gains	(0.20)	(0.01)	—

Total dividends and distributions	(0.42)	(0.26)	(0.13)

Net asset value, end of period	$11.16	$11.22	$10.66

Total return (b)	3.27%	7.68%	7.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$487,000	$214,970	$9,486
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)	0.54%	0.65%	4.48%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	2.49%	2.76%	10.39	%(l)
Before waivers and reimbursements (a)	2.30%	2.46%	6.26	%(l)
Portfolio turnover rate	64%	5%	8%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.03	$0.18

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO (e)(f)(k)

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,
Class A	2005 (c)	2004(c)	2003(c)		2002	2001
Net asset value, beginning of year	$15.51	$14.63	$12.54		$14.52	$15.20

Income (loss) from investment operations:
Net investment income	0.33	0.25	0.33		0.33	0.40
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.46	1.06	2.10		(2.15)	(0.69)

Total from investment operations	0.79	1.31	2.43		(1.82)	(0.29)

Less distributions:
Dividends from net investment income	(0.42)	(0.43)	(0.34)		(0.16)	(0.39)

Net asset value, end of year	$15.88	$15.51	$14.63		$12.54	$14.52

Total return	5.06%	8.99%	19.40%		(12.52)%	(1.85)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,052,781	$3,160,074	$3,141,256		$2,908,058	$2,122,401
Ratio of expenses to average net assets:
After waivers and reimbursements	0.10%	0.10%	0.42%		0.65%	0.65%
After waivers, reimbursements and fees paid indirectly	0.10%	0.09%	0.37%		0.63%	N/A
Before waivers, reimbursements and fees paid indirectly	0.27%	0.26%	0.49%		0.66%	0.65%
Ratio of net investment income to average net assets:
After waivers and reimbursements	2.11%	1.65%	2.42%		1.91%	2.74%
After waivers, reimbursements and fees paid indirectly	2.11%	1.66%	2.47%		1.93%	N/A
Before waivers, reimbursements and fees paid indirectly	1.94%	1.49%	2.35%		1.90%	2.74%
Portfolio turnover rate	34%	— ‡%	324	%(h)	337%	184%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.03	$0.02	$0.01		$— #	$—

	Year Ended December 31,
Class B	2005 (c)	2004(c)	2003(c)		2002	2001
Net asset value, beginning of year	$15.43	$14.55	$12.47		$14.45	$15.14

Income (loss) from investment operations:
Net investment income	0.27	0.21	0.30		0.26	0.35
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.46	1.06	2.08		(2.10)	(0.67)

Total from investment operations	0.73	1.27	2.38		(1.84)	(0.32)

Less distributions:
Dividends from net investment income	(0.37)	(0.39)	(0.30)		(0.14)	(0.37)

Net asset value, end of year	$15.79	$15.43	$14.55		$12.47	$14.45

Total return	4.74%	8.75%	19.11%		(12.71)%	(2.08)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,518,020	$2,341,547	$1,261,402		$665,088	$359,212
Ratio of expenses to average net assets:
After waivers and reimbursements	0.35%	0.35%	0.67%		0.90%	0.90%
After waivers, reimbursements and fees paid indirectly	0.35%	0.34%	0.62%		0.88%	N/A
Before waivers, reimbursements and fees paid indirectly	0.52%	0.51%	0.74%		0.91%	0.90%
Ratio of net investment income to average net assets:
After waivers and reimbursements	1.86%	1.40%	2.17%		1.66%	3.72%
After waivers, reimbursements and fees paid indirectly	1.86%	1.41%	2.22%		1.68%	N/A
Before waivers, reimbursements and fees paid indirectly	1.69%	1.24%	2.10%		1.65%	3.72%
Portfolio turnover rate	34%	— ‡%	324	%(h)	337%	184%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.03	$0.02	$0.01		$— #	$—

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

			July 31, 2003* to December 31, 2003
	Year Ended December 31,
Class A	2005 (c)	2004(c)
Net asset value, beginning of period	$12.25	$11.17	$10.00

Income from investment operations:
Net investment income	0.23	0.26	0.09
Net realized and unrealized gain on investments	0.62	1.07	1.17

Total from investment operations	0.85	1.33	1.26

Less distributions:
Dividends from net investment income	(0.25)	(0.25)	(0.09)
Distributions from net realized gains	(0.25)	— #	—

Total dividends and distributions	(0.50)	(0.25)	(0.09)

Net asset value, end of period	$12.60	$12.25	$11.17

Total return (b)	6.97%	12.00%	12.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$37,779	$13,194	$1,179
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.10%	0.10%	0.10%
Before waivers and reimbursements (a)	0.27%	0.30%	1.87%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.84%	2.24%	6.91	%(l)
Before waivers and reimbursements (a)	1.67%	2.04%	5.14	%(l)
Portfolio turnover rate	29%	— ‡%	2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.02	$0.02

			July 31, 2003* to December 31, 2003
	Year Ended December 31,
Class B	2005 (c)	2004(c)
Net asset value, beginning of period	$12.25	$11.17	$10.00

Income from investment operations:
Net investment income	0.20	0.23	0.08
Net realized and unrealized gain on investments	0.62	1.07	1.17

Total from investment operations	0.82	1.30	1.25

Less distributions:
Dividends from net investment income	(0.22)	(0.22)	(0.08)
Distributions from net realized gains	(0.25)	— #	—

Total dividends and distributions	(0.47)	(0.22)	(0.08)

Net asset value, end of period	$12.60	$12.25	$11.17

Total return (b)	6.70%	11.71%	12.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,956,385	$1,003,694	$28,383
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)	0.52%	0.55%	2.12%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.59%	1.99%	6.66	%(l)
Before waivers and reimbursements (a)	1.42%	1.79%	4.89	%(l)
Portfolio turnover rate	29%	— ‡%	2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.02	$0.02

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

			July 31, 2003* to December 31, 2003(c)
	Year Ended December 31,
Class A	2005 (c)	2004(c)
Net asset value, beginning of period	$12.44	$11.26	$10.00

Income from investment operations:
Net investment income	0.19	0.11	0.15
Net realized and unrealized gain on investments	0.84	1.26	1.16

Total from investment operations	1.03	1.37	1.31

Less distributions:
Dividends from net investment income	(0.24)	(0.18)	(0.05)
Distributions from net realized gains	(0.27)	(0.01)	—

Total dividends and distributions	(0.51)	(0.19)	(0.05)

Net asset value, end of period	$12.96	$12.44	$11.26

Total return (b)	8.27%	12.15%	13.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$18,069	$5,704	$555
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.10%	0.10%	0.10%
Before waivers and reimbursements (a)	0.29%	0.39%	6.01%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.50%	0.91%	3.38	%(l)
Before waivers and reimbursements (a)	1.31%	0.62%	(2.53	)%(l)
Portfolio turnover rate	50%	2%	2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.03	$0.27

			July 31, 2003* to December 31, 2003(c)
	Year Ended December 31,
Class B	2005 (c)	2004(c)
Net asset value, beginning of period	$12.43	$11.26	$10.00

Income from investment operations:
Net investment income	0.17	0.08	0.14
Net realized and unrealized gain on investments	0.84	1.25	1.16

Total from investment operations	1.01	1.33	1.30

Less distributions:
Dividends from net investment income	(0.21)	(0.15)	(0.04)
Distributions from net realized gains	(0.27)	(0.01)	—

Total dividends and distributions	(0.48)	(0.16)	(0.04)

Net asset value, end of period	$12.96	$12.43	$11.26

Total return (b)	8.08%	11.78%	12.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$609,650	$241,623	$7,807
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)	0.54%	0.64%	6.26%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.25%	0.66%	3.13	%(l)
Before waivers and reimbursements (a)	1.06%	0.37%	(2.78	)%(l)
Portfolio turnover rate	50%	2%	2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.03	$0.27

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO(j)

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,
Class A	2005 (c)	2004	2003	2002	2001(c)
Net asset value, beginning of year	$25.23	$22.45	$16.29	$22.83	$30.61

Income (loss) from investment operations:
Net investment income (loss)	(0.02)	(0.03)	(0.01)	(0.01)	0.11
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.15	2.81	6.17	(6.53)	(7.76)

Total from investment operations	2.13	2.78	6.16	(6.54)	(7.65)

Less distributions:
Dividends from net investment income	—	—	—	— #	(0.10)
Distributions from realized gains	—	—	—	—	(0.03)

Total dividends and distributions	—	—	—	— #	(0.13)

Net asset value, end of year	$27.36	$25.23	$22.45	$16.29	$22.83

Total return	8.44%	12.38%	37.90%	(28.68)%	(24.99)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,122,576	$2,485,132	$2,141,844	$1,333,623	$2,179,759
Ratio of expenses to average net assets:
After fees paid indirectly	0.73%	0.68%	0.70%	0.66%	N/A
Before fees paid indirectly	0.80%	0.80%	0.77%	0.71%	0.69%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly	(0.07)%	(0.12)%	(0.09)%	(0.11)%	N/A
Before fees paid indirectly	(0.14)%	(0.24)%	(0.16)%	(0.16)%	0.42%
Portfolio turnover rate	96%	111%	119%	112%	195%

	Year Ended December 31,
Class B	2005 (c)	2004	2003	2002	2001(c)
Net asset value, beginning of year	$24.91	$22.22	$16.16	$22.72	$30.46

Income (loss) from investment operations:
Net investment income (loss)	(0.08)	(0.08)	(0.06)	(0.07)	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.13	2.77	6.12	(6.49)	(7.70)

Total from investment operations	2.05	2.69	6.06	(6.56)	(7.67)

Less distributions:
Dividends from net investment income	—	—	—	— #	(0.04)
Distributions from realized gains	—	—	—	—	(0.03)

Total dividends and distributions	—	—	—	— #	(0.07)

Net asset value, end of year	$26.96	$24.91	$22.22	$16.16	$22.72

Total return	8.23%	12.11%	37.50%	(28.86)%	(25.18)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$267,802	$258,689	$225,426	$146,909	$219,748
Ratio of expenses to average net assets:
After fees paid indirectly	0.98%	0.93%	0.95%	0.91%	N/A
Before fees paid indirectly	1.05%	1.05%	1.02%	0.96%	0.94%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly	(0.32)%	(0.37)%	(0.34)%	(0.36)%	N/A
Before fees paid indirectly	(0.39)%	(0.49)%	(0.41)%	(0.41)%	0.12%
Portfolio turnover rate	96%	111%	119%	112%	195%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,
Class A	2005 (c)	2004	2003	2002(c)
Net asset value, beginning of year	$10.43	$10.42	$10.37	$10.00

Income (loss) from investment operations:
Net investment income	0.36	0.24	0.24	0.34
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.16)	0.18	0.18	0.48

Total from investment operations	0.20	0.42	0.42	0.82

Less distributions:
Dividends from net investment income	(0.38)	(0.26)	(0.25)	(0.32)
Distributions from realized gains	—	(0.15)	(0.12)	(0.13)

Total dividends and distributions	(0.38)	(0.41)	(0.37)	(0.45)

Net asset value, end of year	$10.25	$10.43	$10.42	$10.37

Total return	2.00%	4.13%	4.10%	8.42%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,237,241	$944,330	$431,203	$4,614
Ratio of expenses to average net assets:
After waivers	0.70%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly	0.70%	0.70%	0.70%	0.70%
Before waivers and fees paid indirectly	0.78%	0.80%	0.86%	1.01%
Ratio of net investment income to average net assets:
After waivers	3.51%	2.38%	2.23%	3.28%
After waivers and fees paid indirectly	3.51%	2.38%	2.23%	3.28%
Before waivers and fees paid indirectly	3.43%	2.28%	2.07%	2.97%
Portfolio turnover rate	654%	767%	633%	536%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.01	$0.01	$0.02	$0.03

	Year Ended December 31,
Class B	2005 (c)	2004	2003	2002(c)
Net asset value, beginning of year	$10.42	$10.41	$10.37	$10.00

Income (loss) from investment operations:
Net investment income	0.34	0.22	0.20	0.31
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.16)	0.18	0.19	0.49

Total from investment operations	0.18	0.40	0.39	0.80

Less distributions:
Dividends from net investment income	(0.36)	(0.24)	(0.23)	(0.30)
Distributions from realized gains	—	(0.15)	(0.12)	(0.13)

Total dividends and distributions	(0.36)	(0.39)	(0.35)	(0.43)

Net asset value, end of year	$10.24	$10.42	$10.41	$10.37

Total return	1.74%	3.87%	3.74%	8.21%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$806,356	$781,977	$666,007	$345,589
Ratio of expenses to average net assets:
After waivers	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly	0.95%	0.95%	0.95%	0.95%
Before waivers and fees paid indirectly	1.03%	1.05%	1.11%	1.26%
Ratio of net investment income to average net assets:
After waivers	3.26%	2.13%	1.98%	3.03%
After waivers and fees paid indirectly	3.26%	2.13%	1.98%	3.03%
Before waivers and fees paid indirectly	3.18%	2.03%	1.82%	2.72%
Portfolio turnover rate	654%	767%	633%	536%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.01	$0.01	$0.02	$0.03

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP HEALTH CARE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,
Class A	2005 (c)	2004	2003(c)	2002(c)
Net asset value, beginning of year	$10.78	$10.22	$8.02	$10.00

Income (loss) from investment operations:
Net investment loss	(0.05)	(0.05)	(0.06)	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.81	1.28	2.35	(1.92)

Total from investment operations	0.76	1.23	2.29	(1.98)

Less distributions:
Distributions from net realized gains	(0.56)	(0.67)	(0.09)	—

Net asset value, end of year	$10.98	$10.78	$10.22	$8.02

Total return	7.30%	12.32%	28.59%	(19.80)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$15,347	$10,588	$6,376	$2,506
Ratio of expenses to average net assets:
After waivers and reimbursements	1.48%	1.60%	1.60%	1.60%
After waivers, reimbursements and fees paid indirectly	1.46%	1.56%	1.59%	1.57%
Before waivers, reimbursements and fees paid indirectly	1.48%	1.60%	1.68%	2.34%
Ratio of net investment loss to average net assets:
After waivers and reimbursements	(0.46)%	(0.59)%	(0.69)%	(0.73)%
After waivers, reimbursements and fees paid indirectly	(0.44)%	(0.55)%	(0.68)%	(0.70)%
Before waivers, reimbursements and fees paid indirectly	(0.46)%	(0.59)%	(0.77)%	(1.47)%
Portfolio turnover rate	109%	127%	108%	91%
Effect of contractual expense limitation during the year:
Per share benefit to net investment loss	$—	$—	$0.01	$0.06

	Year Ended December 31,
Class B	2005 (c)	2004	2003(c)	2002(c)
Net asset value, beginning of year	$10.70	$10.17	$8.01	$10.00

Income (loss) from investment operations:
Net investment loss	(0.07)	(0.07)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.79	1.27	2.33	(1.91)

Total from investment operations	0.72	1.20	2.25	(1.99)

Less distributions:
Distributions from net realized gains	(0.56)	(0.67)	(0.09)	—

Net asset value, end of year	$10.86	$10.70	$10.17	$8.01

Total return	6.98%	12.09%	28.12%	(19.90)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$334,012	$270,570	$167,416	$49,826
Ratio of expenses to average net assets:
After waivers and reimbursements	1.73%	1.85%	1.85%	1.85%
After waivers, reimbursements and fees paid indirectly	1.71%	1.81%	1.84%	1.82%
Before waivers, reimbursements and fees paid indirectly	1.73%	1.85%	1.93%	2.59%
Ratio of net investment loss to average net assets:
After waivers and reimbursements	(0.71)%	(0.84)%	(0.94)%	(0.98)%
After waivers, reimbursements and fees paid indirectly	(0.69)%	(0.80)%	(0.93)%	(0.95)%
Before waivers, reimbursements and fees paid indirectly	(0.71)%	(0.84)%	(1.02)%	(1.72)%
Portfolio turnover rate	109%	127%	108%	91%
Effect of contractual expense limitation during the year:
Per share benefit to net investment loss	$—	$—	$0.01	$0.06

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO(i)

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,
Class A	2005 (c)	2004(c)	2003(c)	2002(c)	2001(c)
Net asset value, beginning of year	$5.75	$5.63	$4.82	$5.46	$6.00

Income (loss) from investment operations:
Net investment income	0.41	0.42	0.42	0.48	0.63
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.23)	0.09	0.69	(0.63)	(0.58)

Total from investment operations	0.18	0.51	1.11	(0.15)	0.05

Less distributions:
Dividends from net investment income	(0.46)	(0.39)	(0.30)	(0.49)	(0.59)

Net asset value, end of year	$5.47	$5.75	$5.63	$4.82	$5.46

Total return	3.26%	9.02%	22.97%	(2.72)%	0.89%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$770,374	$974,088	$784,005	$234,361	$254,910
Ratio of expenses to average net assets	0.76%	0.76%	0.75%	0.69%	0.67%
Ratio of net investment income to average net assets	7.08%	7.20%	7.67%	9.21%	10.15%
Portfolio turnover rate	116%	78%	66%	141%	88%

	Year Ended December 31,
Class B	2005 (c)	2004(c)	2003(c)	2002(c)	2001(c)
Net asset value, beginning of year	$5.71	$5.59	$4.79	$5.43	$5.97

Income (loss) from investment operations:
Net investment income	0.39	0.40	0.40	0.47	0.58
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.21)	0.09	0.68	(0.63)	(0.54)

Total from investment operations	0.18	0.49	1.08	(0.16)	0.04

Less distributions:
Dividends from net investment income	(0.45)	(0.37)	(0.28)	(0.48)	(0.58)

Net asset value, end of year	$5.44	$5.71	$5.59	$4.79	$5.43

Total return	3.13%	8.75%	22.54%	(2.96)%	0.66%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,043,950	$1,029,570	$823,114	$330,804	$285,484
Ratio of expenses to average net assets	1.01%	1.01%	1.00%	0.94%	0.92%
Ratio of net investment income to average net assets	6.83%	6.95%	7.42%	8.96%	9.97%
Portfolio turnover rate	116%	78%	66%	141%	88%
See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,
Class A	2005 (c)	2004	2003	2002(c)
Net asset value, beginning of year	$12.14	$10.60	$7.93	$10.00

Income (loss) from investment operations:
Net investment income	0.14	0.09	0.05	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.73	1.83	2.69	(2.10)

Total from investment operations	1.87	1.92	2.74	(2.07)

Less distributions:
Dividends from net investment income	(0.21)	(0.12)	(0.07)	—
Distributions from realized gains	(0.77)	(0.26)	—	—

Total dividends and distributions	(0.98)	(0.38)	(0.07)	—

Net asset value, end of year	$13.03	$12.14	$10.60	$7.93

Total return	15.74%	18.18%	34.64%	(20.70)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$379,616	$238,906	$16,003	$2,180
Ratio of expenses to average net assets:
After waivers and reimbursements	1.33%	1.55%	1.55%	1.55%
After waivers, reimbursements, and fees paid indirectly	1.29%	1.50%	1.48%	1.53%
Before waivers, reimbursements, and fees paid indirectly	1.33%	1.55%	1.78%	2.72%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements	1.13%	0.73%	0.45%	0.35%
After waivers, reimbursements, and fees paid indirectly	1.17%	0.78%	0.52%	0.37%
Before waivers, reimbursements, and fees paid indirectly	1.13%	0.73%	0.22%	(0.82)%
Portfolio turnover rate	67%	83%	72%	22%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—	$—	$0.02	$0.10

	Year Ended December 31,
Class B	2005 (c)	2004	2003	2002(c)
Net asset value, beginning of year	$12.12	$10.58	$7.91	$10.00

Income (loss) from investment operations:
Net investment income	0.11	0.07	0.03	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.72	1.82	2.69	(2.10)

Total from investment operations	1.83	1.89	2.72	(2.09)

Less distributions:
Dividends from net investment income	(0.17)	(0.09)	(0.05)	—
Distributions from realized gains	(0.77)	(0.26)	—	—

Total dividends and distributions	(0.94)	(0.35)	(0.05)	—

Net asset value, end of year	$13.01	$12.12	$10.58	$7.91

Total return	15.47%	17.91%	34.39%	(20.90)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$449,400	$336,354	$166,915	$47,097
Ratio of expenses to average net assets:
After waivers and reimbursements	1.58%	1.80%	1.80%	1.80%
After waivers, reimbursements, and fees paid indirectly	1.54%	1.75%	1.73%	1.78%
Before waivers, reimbursements, and fees paid indirectly	1.58%	1.80%	2.03%	2.97%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements	0.88%	0.48%	0.20%	0.10%
After waivers, reimbursements, and fees paid indirectly	0.92%	0.53%	0.27%	0.12%
Before waivers, reimbursements, and fees paid indirectly	0.88%	0.48%	(0.03)%	(1.07)%
Portfolio turnover rate	67%	83%	72%	22%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—	$—	$0.02	$0.10

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,
Class A	2005 (c)	2004	2003	2002(c)
Net asset value, beginning of year	$10.37	$9.89	$7.73	$10.00

Income (loss) from investment operations:
Net investment income	0.06	0.08	0.03	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.67	0.90	2.17	(2.28)

Total from investment operations	0.73	0.98	2.20	(2.23)

Less distributions:
Dividends from net investment income	(0.03)	(0.13)	(0.04)	(0.04)
Distributions from realized gains	(0.28)	(0.37)	—	—

Total dividends and distributions	(0.31)	(0.50)	(0.04)	(0.04)

Net asset value, end of year	$10.79	$10.37	$9.89	$7.73

Total return	7.07%	9.92%	28.41%	(22.34)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$309,162	$6,932	$5,049	$2,305
Ratio of expenses to average net assets:
After waivers and reimbursements	1.10%	1.10%	1.10%	1.10%
After waivers, reimbursements and fees paid indirectly	1.08%	1.07%	1.07%	1.04%
Before waivers, reimbursements and fees paid indirectly	1.15%	1.22%	1.42%	2.02%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements	0.52%	0.79%	0.42%	0.49%
After waivers, reimbursements and fees paid indirectly	0.54%	0.82%	0.45%	0.55%
Before waivers, reimbursements and fees paid indirectly	0.47%	0.67%	0.10%	(0.43)%
Portfolio turnover rate	39%	52%	45%	39%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.01	$0.01	$0.03	$0.08

	Year Ended December 31,
Class B	2005 (c)	2004	2003	2002(c)
Net asset value, beginning of year	$10.38	$9.89	$7.73	$10.00

Income (loss) from investment operations:
Net investment income	0.03	0.05	0.01	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.66	0.91	2.16	(2.27)

Total from investment operations	0.69	0.96	2.17	(2.25)

Less distributions:
Dividends from net investment income	— #	(0.10)	(0.01)	(0.02)
Distributions from realized gains	(0.28)	(0.37)	—	—

Total dividends and distributions	(0.28)	(0.47)	(0.01)	(0.02)

Net asset value, end of year	$10.79	$10.38	$9.89	$7.73

Total return	6.70%	9.75%	28.09%	(22.53)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$185,408	$173,875	$136,178	$48,689
Ratio of expenses to average net assets:
After waivers and reimbursements	1.35%	1.35%	1.35%	1.35%
After waivers, reimbursements and fees paid indirectly	1.33%	1.32%	1.32%	1.29%
Before waivers, reimbursements and fees paid indirectly	1.40%	1.47%	1.67%	2.27%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements	0.27%	0.54%	0.17%	0.24%
After waivers, reimbursements and fees paid indirectly	0.29%	0.57%	0.20%	0.30%
Before waivers, reimbursements and fees paid indirectly	0.22%	0.42%	(0.15)%	(0.68)%
Portfolio turnover rate	39%	52%	45%	39%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.01	$0.01	$0.03	$0.08

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,
Class A	2005 (c)	2004	2003	2002(c)
Net asset value, beginning of year	$9.66	$9.03	$6.90	$10.00

Income (loss) from investment operations:
Net investment loss	(0.05)	(0.01)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	0.79	0.64	2.14	(3.09)

Total from investment operations	0.74	0.63	2.13	(3.10)

Net asset value, end of year	$10.40	$9.66	$9.03	$6.90

Total return	7.66%	6.98%	30.87%	(31.00)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$17,780	$12,166	$8,168	$2,637
Ratio of expenses to average net assets:
After waivers and reimbursements	1.10%	1.10%	1.10%	1.10%
After waivers, reimbursements and fees paid indirectly	1.08%	1.05%	1.07%	0.96%
Before waivers, reimbursements and fees paid indirectly	1.13%	1.16%	1.33%	1.84%
Ratio of net investment loss to average net assets:
After waivers and reimbursements	(0.49)%	(0.23)%	(0.32)%	(0.31)%
After waivers, reimbursements and fees paid indirectly	(0.47)%	(0.18)%	(0.29)%	(0.17)%
Before waivers, reimbursements and fees paid indirectly	(0.52)%	(0.29)%	(0.55)%	(1.05)%
Portfolio turnover rate	42%	53%	30%	19%
Effect of contractual expense limitation during the year:
Per share benefit to net investment loss	$— #	$0.01	$0.01	$0.06

	Year Ended December 31,
Class B	2005 (c)	2004	2003	2002(c)
Net asset value, beginning of year	$9.58	$8.99	$6.88	$10.00

Income (loss) from investment operations:
Net investment loss	(0.07)	(0.04)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	0.79	0.63	2.14	(3.09)

Total from investment operations	0.72	0.59	2.11	(3.12)

Net asset value, end of year	$10.30	$9.58	$8.99	$6.88

Total return	7.52%	6.56%	30.67%	(31.20)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$362,850	$343,638	$253,326	$76,577
Ratio of expenses to average net assets:
After waivers and reimbursements	1.35%	1.35%	1.35%	1.35%
After waivers, reimbursements and fees paid indirectly	1.33%	1.30%	1.32%	1.21%
Before waivers, reimbursements and fees paid indirectly	1.38%	1.41%	1.58%	2.09%
Ratio of net investment loss to average net assets:
After waivers and reimbursements	(0.74)%	(0.48)%	(0.57)%	(0.56)%
After waivers, reimbursements and fees paid indirectly	(0.72)%	(0.43)%	(0.54)%	(0.42)%
Before waivers, reimbursements and fees paid indirectly	(0.77)%	(0.54)%	(0.80)%	(1.30)%
Portfolio turnover rate	42%	53%	30%	19%
Effect of contractual expense limitation during the year:
Per share benefit to net investment loss	$— #	$0.01	$0.01	$0.05

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,
Class A	2005 (c)	2004	2003	2002(c)
Net asset value, beginning of year	$10.99	$10.28	$7.98	$10.00

Income (loss) from investment operations:
Net investment income	0.13	0.13	0.07	0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.68	1.36	2.43	(2.05)

Total from investment operations	0.81	1.49	2.50	(1.96)

Less distributions:
Dividends from net investment income	(0.09)	(0.14)	(0.07)	(0.06)
Distributions from realized gains	(0.52)	(0.64)	(0.13)	—

Total dividends and distributions	(0.61)	(0.78)	(0.20)	(0.06)

Net asset value, end of year	$11.19	$10.99	$10.28	$7.98

Total return	7.37%	14.71%	31.44%	(19.63)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$309,385	$9,758	$5,999	$2,345
Ratio of expenses to average net assets:
After waivers and reimbursements	1.10%	1.10%	1.10%	1.10%
After waivers, reimbursements and fees paid indirectly	1.04%	0.96%	1.03%	0.92%
Before waivers, reimbursements and fees paid indirectly	1.12%	1.15%	1.33%	1.77%
Ratio of net investment income to average net assets:
After waivers and reimbursements	1.03%	1.35%	0.92%	0.90%
After waivers, reimbursements and fees paid indirectly	1.09%	1.49%	0.99%	1.08%
Before waivers, reimbursements and fees paid indirectly	1.01%	1.30%	0.69%	0.23%
Portfolio turnover rate	76%	99%	135%	129%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$— #	$0.01	$0.02	$0.06

	Year Ended December 31,
Class B	2005 (c)	2004	2003	2002(c)
Net asset value, beginning of year	$10.99	$10.28	$7.98	$10.00

Income (loss) from investment operations:
Net investment income	0.09	0.12	0.05	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.69	1.34	2.43	(2.05)

Total from investment operations	0.78	1.46	2.48	(1.98)

Less distributions:
Dividends from net investment income	(0.06)	(0.11)	(0.05)	(0.04)
Distributions from realized gains	(0.52)	(0.64)	(0.13)	—

Total dividends and distributions	(0.58)	(0.75)	(0.18)	(0.04)

Net asset value, end of year	$11.19	$10.99	$10.28	$7.98

Total return	7.10%	14.42%	31.11%	(19.84)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$526,727	$406,626	$256,460	$86,036
Ratio of expenses to average net assets:
After waivers and reimbursements	1.35%	1.35%	1.35%	1.35%
After waivers, reimbursements and fees paid indirectly	1.29%	1.21%	1.28%	1.17%
Before waivers, reimbursements and fees paid indirectly	1.37%	1.40%	1.58%	2.02%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements	0.78%	1.10%	0.67%	0.65%
After waivers, reimbursements and fees paid indirectly	0.84%	1.24%	0.74%	0.83%
Before waivers, reimbursements and fees paid indirectly	0.76%	1.05%	0.44%	(0.02)%
Portfolio turnover rate	76%	99%	135%	129%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$— #	$0.01	$0.02	$0.06

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,
Class A	2005 (c)	2004	2003	2002(c)
Net asset value, beginning of year	$9.63	$8.75	$6.30	$10.00

Income (loss) from investment operations:
Net investment loss	(0.08)	(0.06)	(0.02)	(0.06)
Net realized and unrealized gain (loss) on investments	0.89	1.10	2.58	(3.64)

Total from investment operations	0.81	1.04	2.56	(3.70)

Less distributions:
Distributions from net realized gains	(1.32)	(0.16)	(0.11)	—

Net asset value, end of year	$9.12	$9.63	$8.75	$6.30

Total return	8.66%	12.04%	40.60%	(37.00)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$223,527	$395,739	$242,059	$2,571
Ratio of expenses to average net assets:
After waivers and reimbursements	1.35%	1.35%	1.35%	1.35%
After waivers, reimbursements and fees paid indirectly	1.30%	1.25%	1.21%	1.26%
Before waivers, reimbursements and fees paid indirectly	1.35%	1.35%	1.45%	2.06%
Ratio of net investment loss to average net assets:
After waivers and reimbursements	(0.89)%	(1.00)%	(0.96)%	(0.99)%
After waivers, reimbursements and fees paid indirectly	(0.84)%	(0.90)%	(0.82)%	(0.90)%
Before waivers, reimbursements and fees paid indirectly	(0.89)%	(1.00)%	(1.06)%	(1.70)%
Portfolio turnover rate	87%	76%	119%	196%
Effect of contractual expense limitation during the year:
Per share benefit to net investment loss	$—	$—	$0.01	$0.05

	Year Ended December 31,
Class B	2005 (c)	2004	2003	2002(c)
Net asset value, beginning of year	$9.55	$8.70	$6.28	$10.00

Income (loss) from investment operations:
Net investment loss	(0.10)	(0.09)	(0.05)	(0.08)
Net realized and unrealized gain (loss) on investments	0.88	1.10	2.58	(3.64)

Total from investment operations	0.78	1.01	2.53	(3.72)

Less distributions:
Distributions from net realized gains	(1.32)	(0.16)	(0.11)	—

Net asset value, end of year	$9.01	$9.55	$8.70	$6.28

Total return	8.41%	11.76%	40.25%	37.20%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$498,431	$468,973	$334,622	$85,237
Ratio of expenses to average net assets:
After waivers and reimbursements	1.60%	1.60%	1.60%	1.60%
After waivers, reimbursements and fees paid indirectly	1.55%	1.50%	1.46%	1.51%
Before waivers, reimbursements and fees paid indirectly	1.60%	1.60%	1.70%	2.31%
Ratio of net investment loss to average net assets:
After waivers and reimbursements	(1.14)%	(1.25)%	(1.21)%	(1.24)%
After waivers, reimbursements and fees paid indirectly	(1.09)%	(1.15)%	(1.07)%	(1.15)%
Before waivers, reimbursements and fees paid indirectly	(1.14)%	(1.25)%	(1.31)%	(1.95)%
Portfolio turnover rate	87%	76%	119%	196%
Effect of contractual expense limitation during the year:
Per share benefit to net investment loss	$—	$—	$0.01	$0.05

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,
Class A	2005 (c)	2004	2003	2002(c)
Net asset value, beginning of year	$11.48	$10.50	$7.49	$10.00

Income (loss) from investment operations:
Net investment income	0.01	0.01	0.01	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.83	1.60	3.06	(2.52)

Total from investment operations	0.84	1.61	3.07	(2.51)

Less distributions:
Distributions from realized gains	(2.58)	(0.63)	(0.06)	—

Net asset value, end of year	$9.74	$11.48	$10.50	$7.49

Total return	7.61%	15.47%	40.94%	(25.10)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$319,455	$842,150	$546,951	$2,981
Ratio of expenses to average net assets:
After waivers and reimbursements	1.29%	1.35%	1.35%	1.35%
After waivers, reimbursements and fees paid indirectly	1.24%	1.29%	1.27%	1.21%
Before waivers, reimbursements and fees paid indirectly	1.29%	1.35%	1.41%	1.93%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements	0.04%	0.02%	0.01%	0.03%
After waivers, reimbursements and fees paid indirectly	0.09%	0.08%	0.09%	0.17%
Before waivers, reimbursements and fees paid indirectly	0.04%	0.02%	(0.05)%	(0.55)%
Portfolio turnover rate	58%	61%	63%	88%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—	$—	$0.01	$0.05

	Year Ended December 31,
Class B	2005 (c)	2004	2003	2002(c)
Net asset value, beginning of year	$11.39	$10.45	$7.47	$10.00

Income (loss) from investment operations:
Net investment loss	(0.02)	(0.02)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.82	1.59	3.05	(2.52)

Total from investment operations	0.80	1.57	3.04	(2.53)

Less distributions:
Distributions from realized gains	(2.58)	(0.63)	(0.06)	—

Net asset value, end of year	$9.61	$11.39	$10.45	$7.47

Total return	7.29%	15.16%	40.64%	(25.30)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$510,799	$498,370	$321,345	$93,565
Ratio of expenses to average net assets:
After waivers and reimbursements	1.54%	1.60%	1.60%	1.60%
After waivers, reimbursements and fees paid indirectly	1.49%	1.54%	1.52%	1.46%
Before waivers, reimbursements and fees paid indirectly	1.54%	1.60%	1.66%	2.18%
Ratio of net investment loss to average net assets:
After waivers and reimbursements	(0.21)%	(0.23)%	(0.24)%	(0.22)%
After waivers, reimbursements and fees paid indirectly	(0.16)%	(0.17)%	(0.16)%	(0.08)%
Before waivers, reimbursements and fees paid indirectly	(0.21)%	(0.23)%	(0.30)%	(0.80)%
Portfolio turnover rate	58%	61%	63%	88%
Effect of contractual expense limitation during the year:
Per share benefit to net investment loss	$—	$—	$0.01	$0.05

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,
Class A	2005 (c)	2004	2003	2002(c)
Net asset value, beginning of year	$9.26	$8.87	$5.76	$10.00

Income (loss) from investment operations:
Net investment loss	(0.08)	(0.05)	(0.05)	(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.16	0.50	3.38	(4.16)

Total from investment operations	1.08	0.45	3.33	(4.24)

Less distributions:
Distributions from realized gains	—	(0.06)	(0.22)	—

Net asset value, end of year	$10.34	$9.26	$8.87	$5.76

Total return	11.54%	5.25%	58.24%	(42.50)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$27,263	$25,939	$9,303	$1,597
Ratio of expenses to average net assets:
After waivers and reimbursements	1.42%	1.60%	1.60%	1.60%
After waivers, reimbursements and fees paid indirectly	1.36%	1.50%	1.45%	1.48%
Before waivers, reimbursements and fees paid indirectly	1.42%	1.60%	2.03%	3.52%
Ratio of net investment loss to average net assets:
After waivers and reimbursements	(0.91)%	(0.80)%	(1.35)%	(1.29)%
After waivers, reimbursements and fees paid indirectly	(0.85)%	(0.70)%	(1.20)%	(1.17)%
Before waivers, reimbursements and fees paid indirectly	(0.91)%	(0.80)%	(1.78)%	(3.21)%
Portfolio turnover rate	148%	160%	169%	154%
Effect of contractual expense limitation during the year:
Per share benefit to net investment loss	$—	$—	$0.02	$0.13

	Year Ended December 31,
Class B	2005 (c)	2004	2003	2002(c)
Net asset value, beginning of year	$9.19	$8.82	$5.74	$10.00

Income (loss) from investment operations:
Net investment loss	(0.10)	(0.06)	(0.06)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.14	0.49	3.36	(4.17)

Total from investment operations	1.04	0.43	3.30	(4.26)

Less distributions:
Distributions from realized gains	—	(0.06)	(0.22)	—

Net asset value, end of year.	$10.23	$9.19	$8.82	$5.74

Total return	11.20%	5.05%	57.64%	(42.60)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$507,474	$486,608	$113,251	$21,937
Ratio of expenses to average net assets:
After waivers and reimbursements	1.67%	1.85%	1.85%	1.85%
After waivers, reimbursements and fees paid indirectly	1.61%	1.75%	1.70%	1.73%
Before waivers, reimbursements and fees paid indirectly	1.67%	1.85%	2.28%	3.77%
Ratio of net investment loss to average net assets:
After waivers and reimbursements	(1.16)%	(1.05)%	(1.60)%	(1.54)%
After waivers, reimbursements and fees paid indirectly	(1.10)%	(0.95)%	(1.45)%	(1.42)%
Before waivers, reimbursements and fees paid indirectly	(1.16)%	(1.05)%	(2.03)%	(3.46)%
Portfolio turnover rate	148%	160%	169%	154%
Effect of contractual expense limitation during the year:
Per share benefit to net investment loss	$—	$—	$0.02	$0.13

*	Commencement of operations.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

FINANCIAL HIGHLIGHTS — (Concluded)

#	Per share amount is less than $0.01.
‡	Amount is less than 1%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Net investment income and capital changes are based on average shares outstanding.
(e)	On May 19, 2001, this Portfolio received, through a substitution transaction, the assets and liabilities of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio, and Mercury World Strategy Portfolio that followed the same investment objectives as this Portfolio.
(f)	On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Alliance Growth Investors Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Balanced Portfolio.
(h)	Reflects purchases and sales from change in investment strategy.
(i)	On August 15, 2003, this Portfolio received, through a merger, the assets and liabilities of the EQ/High Yield Portfolio that followed the same investment objectives of this Portfolio. The information from January 1, 2001 through August 14, 2003 is that of the predecessor EQ/High Yield Portfolio. Information for the year ended December 31, 2003 includes the results of the operations of the predecessor EQ/High Yield Portfolio from January 1, 2003 through August 14, 2003.
(j)	On August 15, 2003, this Portfolio received, through a merger, the assets and liabilities of the EQ/Aggressive Stock Portfolio that followed the same investment objectives of this Portfolio. The information from January 1, 2001 through August 14, 2003 is that of the predecessor EQ/Aggressive Stock Portfolio. Information for the year ended December 31, 2003 includes the results of the operations of the predecessor EQ/Aggressive Stock Portfolio from January 1, 2003 through August 14, 2003.
(k)	On August 15, 2003, this Portfolio received, through a merger, the assets and liabilities of the EQ/Balanced Portfolio that followed the same investment objectives of this Portfolio. The information from January 1, 2001 through August 14, 2003 is that of the predecessor EQ/Balanced Portfolio. Information for the year ended December 31, 2003 includes the results of the operations of the predecessor EQ/Balanced Portfolio from January 1, 2003 through August 14, 2003.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

Note 1 Organization and Selected Significant Accounting Policies

AXA Premier VIP Trust (the “Trust”) was organized as a Delaware business trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with nine diversified Portfolios and seven non-diversified Portfolios (each a “Portfolio”). The non-diversified Portfolios are: AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio, AXA Aggressive Allocation Portfolio, AXA Premier VIP Health Care Portfolio, and AXA Premier VIP Technology Portfolio. The investment manager to each Portfolio is AXA Equitable Life Insurance Company (“AXA Equitable” or the “Manager”). The day-to-day portfolio management of each Portfolio, other than the AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio (“AXA Allocation Portfolios”), is provided by multiple investment sub-advisers (each an “Adviser”).

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

The AXA Allocation Portfolios are types of mutual funds often described as “fund of funds.” Each AXA Allocation Portfolio pursues its investment objective by investing exclusively in other mutual funds managed by AXA Equitable (EQ Advisors Trust).

All of the Portfolios, except the AXA Allocation Portfolios, employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Adviser will be managing its allocated portion of the Portfolio independently from the other Advisers, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity markets is appropriate for their portions of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Advisers, the Portfolio may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Portfolio.

The Trust has the right to issue two classes of shares, Class A and Class B. The Class B shares are subject to distribution fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, an indirect wholly-owned subsidiary of AXA, AXA Life and Annuity Company (“ALAC”), MONY Life Insurance Company (“MONY”) and MONY Life Insurance Company of America (“MONY America”), as well as insurance companies that are not affiliated with AXA Equitable, ALAC, MONY or MONY America and to The Investment Plan for Employees, Managers and Agents. The Investment Plan for Employees, Managers and Agents is the primary shareholder of Class A for the AXA Aggressive Allocation Portfolio, AXA Premier VIP Health Care Portfolio, AXA Premier VIP Large Cap Growth Portfolio and AXA Premier VIP Technology Portfolio.

The investment objectives of each Portfolio are as follows:

AXA Conservative Allocation Portfolio — Seeks to achieve a high level of current income.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2005

AXA Conservative-Plus Allocation Portfolio — Seeks to achieve current income and growth of capital, with a greater emphasis on current income.

AXA Moderate Allocation Portfolio — Seeks long-term capital appreciation and current income.

AXA Moderate-Plus Allocation Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA Aggressive Allocation Portfolio — Seeks to achieve long-term capital appreciation.

AXA Premier VIP Aggressive Equity Portfolio (advised by Alliance Capital Management L.P. (“Alliance”) (an affiliate of AXA Equitable), Legg Mason Capital Management, Inc., Marsico Capital Management LLC (“Marsico”) and MFS Investment Management (“MFS”)) — Long-term growth of capital.

AXA Premier VIP Core Bond Portfolio (advised by BlackRock Advisors, Inc. and Pacific Investment Management Company LLC (“PIMCO”)) — Seeks to achieve a balance of a high current income and capital appreciation, consistent with a prudent level of risk.

AXA Premier VIP Health Care Portfolio (advised by A I M Capital Management, Inc., RCM Capital Management LLC (“RCM”) and Wellington Management Company, LLP (“Wellington”)) — Seeks to achieve long-term growth of capital.

AXA Premier VIP High Yield Portfolio (advised by PIMCO and Post Advisory Group, LLC) —Seeks to achieve high total return through a combination of current income and capital appreciation.

AXA Premier VIP International Equity Portfolio (advised by Alliance (Bernstein Unit), J.P. Morgan Investment Management Inc. and Marsico) — Long-term growth of capital.

AXA Premier VIP Large Cap Core Equity Portfolio (advised by Alliance (Bernstein Unit), Janus Capital Management LLC and Thornburg Investment Management, Inc.) — Seeks to achieve long-term growth of capital.

AXA Premier VIP Large Cap Growth Portfolio (advised by Alliance, RCM and TCW Investment Management Company (“TCW”)) — Long-term growth of capital.

AXA Premier VIP Large Cap Value Portfolio (advised by Alliance, Institutional Capital Corporation and MFS) — Long-term growth of capital.

AXA Premier VIP Mid Cap Growth Portfolio (formerly AXA Premier VIP Small/Mid Cap Growth Portfolio)(advised by Alliance, Franklin Advisers, Inc., and Provident Investment Counsel, Inc.) — Seeks to achieve long-term growth of capital.

AXA Premier VIP Mid Cap Value Portfolio (formerly AXA Premier VIP Small/Mid Cap Value Portfolio)(advised by AXA Rosenberg Investment Management LLC (an affiliate of AXA Equitable), TCW and Wellington ) — Long-term growth of capital.

AXA Premier VIP Technology Portfolio (advised by Firsthand Capital Management, Inc., RCM and Wellington) — Long-term growth of capital.

The following is a summary of the selected significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2005

Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depositary Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term investments, which mature in more than 60 days, are valued at representative quoted prices.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Trustees.

Investments in the AXA Allocation Portfolios are valued based on the net asset value per share of each underlying fund, which follow the policies as described above.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2005

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily.

Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities - at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses - at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended (“Code”) applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for organization costs, forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies and straddle transactions. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting (book) purposes but are considered ordinary income for tax purposes. Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio’s next taxable year.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2005

Permanent book and tax basis differences relating to shareholder distributions resulted in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital at December 31, 2005 as follows:

Portfolios:	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid In Capital
AXA Conservative Allocation	$117,527	$(117,527)	$—
AXA Conservative-Plus Allocation	809,383	(809,383)	—
AXA Moderate Allocation	41,404,579	(39,257,422)	(2,147,157)
AXA Moderate-Plus Allocation	19,995,338	(19,995,338)	—
AXA Aggressive Allocation	4,559,383	(4,559,383)	—
AXA Premier VIP Aggressive Equity	2,418,716	(6,498)	(2,412,218)
AXA Premier VIP Core Bond	1,705,141	(1,705,141)	—
AXA Premier VIP Health Care	2,016,637	(2,016,637)	—
AXA Premier VIP High Yield	3,807,964	(3,640,120)	(167,844)
AXA Premier VIP International Equity	2,038,070	(2,038,070)	—
AXA Premier VIP Large Cap Core Equity	(20,293)	20,293	—
AXA Premier VIP Large Cap Growth	2,564,491	—	(2,564,491)
AXA Premier VIP Large Cap Value	(15,665)	15,665	—
AXA Premier VIP Mid Cap Growth	7,942,963	(7,942,963)	—
AXA Premier VIP Mid Cap Value	446,168	(542,839)	96,671
AXA Premier VIP Technology	5,190,021	145,846	(5,335,867)

Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio’s next taxable year. For the period from November 1, 2005 to December 31, 2005, the Portfolios elected to defer until the first business day of 2006 for U.S. Federal income tax purposes, net capital and net currency losses.

Portfolios:	Net Currency Loss	Net Capital Loss
AXA Conservative Allocation	$—	$—
AXA Conservative-Plus Allocation	—	—
AXA Moderate Allocation	—	—
AXA Moderate-Plus Allocation	—	—
AXA Aggressive Allocation	—	—
AXA Premier VIP Aggressive Equity	—	—
AXA Premier VIP Core Bond	879,128	3,464,652
AXA Premier VIP Health Care	33,934	—
AXA Premier VIP High Yield	—	7,080,152
AXA Premier VIP International Equity	23,578	—
AXA Premier VIP Large Cap Core Equity	—	—
AXA Premier VIP Large Cap Growth	—	—
AXA Premier VIP Large Cap Value	4,236	—
AXA Premier VIP Mid Cap Growth	—	—
AXA Premier VIP Mid Cap Value	—	—
AXA Premier VIP Technology	68,297	—

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2005

Fees Paid Indirectly:

For all Portfolios, the Board of Trustees has approved the payment of certain Trust expenses using brokerage service arrangements. These payments are reflected on the Statements of Operations. For the year ended December 31, 2005, several Portfolios reduced expenses under these arrangements as follows:

Portfolios:	Amount
AXA Premier VIP Aggressive Equity	$1,914,967
AXA Premier VIP Health Care	75,820
AXA Premier VIP International Equity	299,590
AXA Premier VIP Large Cap Core Equity	54,779
AXA Premier VIP Large Cap Growth	65,700
AXA Premier VIP Large Cap Value	294,089
AXA Premier VIP Mid Cap Growth	381,166
AXA Premier VIP Mid Cap Value	523,641
AXA Premier VIP Technology	284,274

Securities Lending:

For all Portfolios, the Board of Trustees has approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank (“JPMorgan”), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders’ fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Portfolio securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At December 31, 2005, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan and is summarized in the Portfolio of Investments. Each Portfolio has an individual interest equal to the amount of cash collateral contributed.

Repurchase Agreements:

Certain Portfolios may enter into repurchase agreements with qualified and Manager approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2005

Options Written:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Portfolios, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Portfolio’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly,

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2005

the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swap agreements are stated at market value on the Statement of Assets and Liabilities. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2005

Dollar Roll Transactions:

Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities. None of the Portfolios had dollar roll transactions outstanding at December 31, 2005.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Note 2 Management of the Trust

The Trust has entered into two separate investment management agreements (the “Management Agreements”) with AXA Equitable. The Management Agreement for the Portfolios (other than the AXA Allocation Portfolios) obligates the Manager to: (i) provide investment management services to the Trust; (ii) select the sub-advisers for each portfolio: (iii) monitor each sub-adviser’s investment programs and results; (iv) review brokerage matters: (v) oversee the Trust’s compliance with various federal and state statutes; and (vi) carry out the directives of the Board of Trustees. The Management Agreement for the AXA Allocation Portfolios obligates the Manager to: (i) provide investment management and advisory services; (ii) render investment advice concerning the underlying portfolios in which to invest and the appropriate allocations for each of the AXA Allocation Portfolios; (iii) review brokerage matters; (iv) oversee the Trust’s compliance with various federal and state statutes; and (v) carry out the directives of the Board of Trustees. For the year ended December 31, 2005, for its services under the Management Agreements, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
AXA Conservative Allocation	0.10% of average daily net assets
AXA Conservative-Plus Allocation	0.10% of average daily net assets
AXA Moderate Allocation	0.10% of average daily net assets
AXA Moderate-Plus Allocation	0.10% of average daily net assets
AXA Aggressive Allocation	0.10% of average daily net assets

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2005

	(as a percentage of average daily net assets)
Portfolios:	First $1.5 Billion	Next $1 Billion	Next $1 Billion	Next $2.5 Billion	Thereafter
AXA Premier VIP Core Bond	0.600%	0.575%	0.550%	0.525%	0.500%

	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
AXA Premier VIP Aggressive Equity	0.650%	0.600%	0.575%	0.550%	0.525%
AXA Premier VIP Health Care	1.200	1.150	1.125	1.100	1.075
AXA Premier VIP International Equity	1.050	1.000	0.975	0.950	0.925
AXA Premier VIP Large Cap Core Equity	0.900	0.850	0.825	0.800	0.775
AXA Premier VIP Large Cap Growth	0.900	0.850	0.825	0.800	0.775
AXA Premier VIP Large Cap Value	0.900	0.850	0.825	0.800	0.775
AXA Premier VIP Mid Cap Growth	1.100	1.050	1.025	1.000	0.975
AXA Premier VIP Mid Cap Value	1.100	1.050	1.025	1.000	0.975
AXA Premier VIP Technology	1.200	1.150	1.125	1.100	1.075

	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
AXA Premier VIP High Yield	0.600%	0.575%	0.550%	0.530%	0.520%

On behalf of the Trust, the Manager has entered into investment advisory agreements (“Advisory Agreements”) with each of the Advisers. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.

Note 3 Administrative Fees

Pursuant to an administrative agreement, AXA Equitable (“Administrator”) provides the Trust with necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. For these administrative services, the Trust pays AXA Equitable a fee at an annual rate of 0.15% of the Trust’s total average net assets plus $35,000 per Portfolio and an additional $35,000 for each portion of the Portfolio for which separate administrative services are provided (e.g., portions of a Portfolio allocated to separate Advisers and/or managed in a discrete style).

Pursuant to a sub-administration arrangement with AXA Equitable, J.P. Morgan Investors Services Co. (“Sub-administrator”) provides the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services.

Note 4 Custody Fees

JPMorgan, an affiliate of J.P. Morgan Investors Services Co., serves as custodian of the Trust’s portfolio securities and other assets. The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. Under the terms of the Custody Agreement between the Trust and JPMorgan, JPMorgan maintains cash, securities and other assets of the Portfolios. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and make payments for securities purchased by the Trust. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2005

Note 5 Distribution Plans

The Trust has entered into distribution agreements with AXA Advisors, LLC (“AXA Advisors”) and AXA Distributors, LLC (“AXA Distributors”), both indirect wholly-owned subsidiaries of AXA Equitable (collectively, the “Distributors”), pursuant to which the Distributors serve as the principal underwriters of the Class A and Class B shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to the Class B shares of the Trust (“Distribution Plan”). The Distribution Plan provides that each Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.50% of the average daily net assets attributable to the Trust’s Class B shares for which it provides service. The distribution agreements, however, limit payments for services provided under the Distribution Plan to an annual rate of 0.25% of the average daily net assets attributable to the Trust’s Class B shares. The Trust’s Class A shares are not subject to such fees.

Note 6 Expense Limitation

Pursuant to a contract, AXA Equitable has agreed to make payments or waive its fees to limit the expenses of certain Portfolios through April 30, 2006 (“Expense Reimbursement Agreement”). The Manager first waives its management fees, then waives its administration fees, and then reimburses the Portfolio’s expenses out of its own resources. AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense ratio cap. If the actual expense ratio is less than the expense cap and AXA Equitable has recouped any eligible previous payments and waivers made, the Portfolio will be charged such lower expenses. The expenses as a percentage of daily average net assets (excluding the 0.25% annual fee under the Trust’s Class B Distribution Plan) for each Portfolio are limited to:

Portfolios:
AXA Conservative Allocation	0.10%
AXA Conservative-Plus Allocation	0.10%
AXA Moderate Allocation	0.10%
AXA Moderate-Plus Allocation	0.10%
AXA Aggressive Allocation	0.10%
AXA Premier VIP Core Bond	0.70%
AXA Premier VIP Health Care	1.60%
AXA Premier VIP International Equity	1.55%
AXA Premier VIP Large Cap Core Equity	1.10%
AXA Premier VIP Large Cap Growth	1.10%
AXA Premier VIP Large Cap Value	1.10%
AXA Premier VIP Mid Cap Growth	1.35%
AXA Premier VIP Mid Cap Value	1.35%
AXA Premier VIP Technology	1.60%

During the year ended December 31, 2005, the Manager received $1,168,918 in recoupments for all of the Portfolios within the Trust. These recoupments in excess of waivers during the year are presented as Recoupment Fees in the Statement of Operations. At December 31, 2005, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2005

	Amount Eligible through			Total Eligible for Reimbursement
Portfolios:	2006	2007	2008
AXA Conservative Allocation	$37,420	$209,274	$390,859	$637,553
AXA Conservative-Plus Allocation	38,850	290,018	661,740	990,608
AXA Moderate Allocation	3,080,787	7,543,344	9,769,040	20,393,171
AXA Moderate-Plus Allocation	42,721	801,029	3,142,219	3,985,969
AXA Aggressive Allocation	37,956	309,575	756,958	1,104,489
AXA Premier VIP Core Bond	1,112,891	1,360,744	1,549,648	4,023,283
AXA Premier VIP Large Cap Core Equity	286,565	194,463	136,218	617,246
AXA Premier VIP Large Cap Growth	356,211	184,899	93,920	635,030
AXA Premier VIP Large Cap Value	360,659	178,587	72,205	611,451
AXA Premier VIP Mid Cap Growth	43,027	—	—	43,027

The AXA Allocation Portfolios invest exclusively in shares of other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable. Therefore, each AXA Allocation Portfolio, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each AXA Allocation Portfolio is reduced by each Underlying Portfolio’s expenses. The range of expenses (as a percentage of average net assets) incurred indirectly in connection with each AXA Allocation Portfolio’s investments in Underlying Portfolios is:

Portfolios:	Range of Expenses
AXA Conservative Allocation	0.50% to 0.75%
AXA Conservative-Plus Allocation	0.55% to 0.80%
AXA Moderate Allocation	0.65% to 0.90%
AXA Moderate-Plus Allocation	0.80% to 1.05%
AXA Aggressive Allocation	0.85% to 1.10%

Thus, the net expense ratio of the Class A shares and the Class B shares of each AXA Allocation Portfolio, including the AXA Allocation Portfolio’s direct and indirect expenses, would range from:

Portfolios:	Class A	Class B
AXA Conservative Allocation	0.60% to 0.85%	0.85% to 1.10%
AXA Conservative-Plus Allocation	0.65% to 0.90%	0.90% to 1.15%
AXA Moderate Allocation	0.75% to 1.00%	1.00% to 1.25%
AXA Moderate-Plus Allocation	0.90% to 1.15%	1.15% to 1.40%
AXA Aggressive Allocation	0.95% to 1.20%	1.20% to 1.45%

Absent the Expense Limitation Agreement of the Allocation Portfolios, the total expense ratio of the Class A shares and the Class B shares of each AXA Allocation Portfolio would range from:

Portfolios:	Class A	Class B
AXA Conservative Allocation	0.82% to 1.07%	1.07% to 1.32%
AXA Conservative-Plus Allocation	0.84% to 1.09%	1.09% to 1.34%
AXA Moderate Allocation	0.92% to 1.17%	1.17% to 1.42%
AXA Moderate-Plus Allocation	1.07% to 1.32%	1.32% to 1.57%
AXA Aggressive Allocation	1.14% to 1.39%	1.39% to 1.64%

The above Allocation Portfolio information is based on a weighted-average range of the expense ratios since the average assets of each AXA Allocation Portfolio invested in Underlying Portfolios will fluctuate. The total expense ratios may be higher or lower depending on the allocation of an AXA Allocation Portfolio’s assets among Underlying Portfolios and the actual expenses of the Underlying Portfolios. An investor could realize lower overall expenses by allocating investments directly to the Underlying Portfolios.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2005

Note 7 Trustees Deferred Compensation Plan

A deferred compensation plan (the “Plan”) for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee’s services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued earnings thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee. At December 31, 2005, the total amount deferred by the Trustees participating in the Plan was $280,623.

Note 8 Percentage of Ownership

At December 31, 2005, AXA Equitable held investments in each of the Portfolios as follows:

Portfolios:	Percentage of Ownership
AXA Conservative Allocation	0.12%
AXA Conservative-Plus Allocation	0.04
AXA Moderate Allocation	0.11
AXA Moderate-Plus Allocation	—	#
AXA Aggressive Allocation	0.03
AXA Premier VIP Aggressive Equity	0.17
AXA Premier VIP Core Bond	0.02
AXA Premier VIP Health Care	0.50
AXA Premier VIP High Yield	0.05
AXA Premier VIP International Equity	0.05
AXA Premier VIP Large Cap Core Equity	0.35
AXA Premier VIP Large Cap Growth	0.39
AXA Premier VIP Large Cap Value	0.21
AXA Premier VIP Mid Cap Growth	0.05
AXA Premier VIP Mid Cap Value	0.05
AXA Premier VIP Technology	0.28

#	Percentage of ownership is less than 0.005%.

The following table represents the percentage of ownership that each AXA Allocation Portfolio has in each respective Underlying Portfolio’s net assets as of December 31, 2005.

Portfolios:	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
AXA Premier VIP Aggressive Equity	0.20%	0.41%	11.28%	6.85%	1.33%
AXA Premier VIP Core Bond	1.78	2.90	33.87	15.25	1.30
AXA Premier VIP High Yield	0.70	1.38	20.15	—	—
AXA Premier VIP International Equity	—	—	—	33.99	8.68
AXA Premier VIP Large Cap Core Equity	0.04	1.29	28.02	20.69	3.32

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2005

Portfolios:	AXA Conservative Allocation		AXA Conservative- Plus Allocation		AXA Moderate Allocation		AXA Moderate- Plus Allocation	AXA Aggressive Allocation
AXA Premier VIP Large Cap Value	0.07%		1.27%		20.40%		9.84%	3.00%
AXA Premier VIP Mid Cap Growth	—		—	#	25.05		3.37	—	#
AXA Premier VIP Mid Cap Value	—	#	—	#	30.70		5.48	—	#
EQ/Alliance Large Cap Growth	—		—		23.92		1.84	0.73
EQ/Alliance Quality Bond	0.62		1.02		53.15		5.30	0.40
EQ/Bernstein Diversified Value	0.73		2.10		16.62		10.68	3.37
EQ/Capital Guardian International	—		—		—		10.87	1.66
EQ/Lazard Small Cap Value	—		0.75		13.22		10.75	3.92
EQ/Long Term Bond	4.49		7.32		40.28		20.61	—
EQ/Marsico Focus	0.40		2.30		17.76		10.06	3.43
EQ/Mercury Basic Value Equity	0.21		1.13		32.47		9.99	1.65
EQ/Mercury International Value	—		—		—		11.04	4.66
EQ/Money Market	—	#	—	#	—	#	—	—
EQ/Short Duration Bond	6.33		10.40		56.68		18.42	—
EQ/Van Kampen Emerging Markets Equity	—		—		—		8.95	2.55

#	Percentage of ownership is less than 0.005%.

The following table represents the percentage of ownership that the EQ/Enterprise Moderate Allocation Portfolio has in each respective Underlying Portfolio’s net assets as of December 31, 2005.

Portfolios:	EQ/ Enterprise Moderate Allocation
AXA Premier VIP Aggressive Equity	0.74%
AXA Premier VIP Core Bond	4.44
AXA Premier VIP High Yield	1.24
AXA Premier VIP Large Cap Core Equity	7.49
AXA Premier VIP Large Cap Value	0.60

Note 9 Substitution and Reorganization Transactions

After the close of business on May 14, 2004, AXA Premier VIP Technology Portfolio acquired the net assets of the EQ/Technology Portfolio, pursuant to a Plan of Reorganization and Termination. For accounting purposes, this transaction is treated as a merger. The reorganization was accomplished by a tax-free exchange of 1,783,713 Class A shares and 37,175,180 Class B shares of AXA Premier VIP Technology Portfolio (valued at $14,858,572 and $307,792,145, respectively) for the 3,610,198 Class IA shares and 75,587,326 Class IB shares of EQ/Technology Portfolio outstanding on May 14, 2004. EQ/ Technology Portfolio’s net assets at that date ($322,650,717) were combined with those of AXA Premier VIP Technology Portfolio. The aggregate net assets of AXA Premier VIP Technology Portfolio and EQ/ Technology Portfolio immediately before the reorganizations were $136,349,958 and $322,650,717, respectively, resulting in combined net assets of $459,000,675.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AXA Premier VIP Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the 16 portfolios constituting the AXA Premier VIP Trust (the “Trust”) at December 31, 2005, the results of each of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian, brokers and transfer agent provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 14, 2006

APPROVALS OF INVESTMENT MANAGEMENT AND INVESTMENT ADVISORY AGREEMENTS DURING THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2005 (UNAUDITED)

During the six-month period ended December 31, 2005, the Board of Trustees, including the Independent Trustees, unanimously renewed the Investment Management Agreement (the “Management Agreement”) with AXA Equitable (the “Manager”) and the Investment Advisory Agreement (each, an “Advisory Agreement”) between the Manager and each investment subadviser (each, an “Adviser”) as shown in the table below with respect to the Portfolio(s) listed.

Portfolio	Agreements Approved by the Trust’s Board of Trustees with respect to the Portfolio
AXA Aggressive Allocation Portfolio	Management Agreement with AXA Equitable
AXA Conservative Allocation Portfolio
AXA Conservative-Plus Allocation Portfolio
AXA Moderate Allocation Portfolio
AXA Moderate-Plus Allocation Portfolio

AXA Premier VIP Large Cap Growth Portfolio	Management Agreement with AXA Equitable
Advisory Agreement with Alliance Capital
Management L.P.
Advisory Agreement with RCM Capital
Management LLC
Advisory Agreement with TCW Investment
Management Company

AXA Premier VIP Large Cap Core Equity	Management Agreement with AXA Equitable
Portfolio	Advisory Agreement with Alliance Capital
Management L.P. (Bernstein Unit)
Advisory Agreement with Janus Capital
Management LLC
Advisory Agreement with Thornburg Investment
Management, Inc.

AXA Premier VIP Large Cap Value Portfolio	Management Agreement with AXA Equitable
Advisory Agreement with Alliance Capital
Management L.P.
Advisory Agreement with Institutional Capital
Corporation
Advisory Agreement with MFS Investment

AXA Premier VIP Mid Cap Growth Portfolio	Management Agreement with AXA Equitable
Advisory Agreement with Alliance Capital
Management L.P.
Advisory Agreement with Franklin Advisers, Inc.
Advisory Agreement with Provident Investment
Counsel, Inc.

AXA Premier VIP Mid Cap Value Portfolio	Management Agreement with AXA Equitable
Advisory Agreement with AXA Rosenberg
Investment Management LLC
Advisory Agreement with TCW Investment
Management Company
Advisory Agreement with Wellington Management
Company, LLP

AXA Premier VIP International Equity Portfolio*	Management Agreement with AXA Equitable
Advisory Agreement with Alliance Capital
Management L.P. (Bernstein Unit)
Advisory Agreement with Marsico Capital
Management, LLC

Portfolio	Agreements Approved by the Trust’s Board of Trustees with respect to the Portfolio
AXA Premier VIP Technology Portfolio	Management Agreement with AXA Equitable
Advisory Agreement with Firsthand Capital
Management, Inc.
Advisory Agreement with RCM Capital
Management LLC
Advisory Agreement with Wellington Management
Company, LLP

AXA Premier VIP Health Care Portfolio	Management Agreement with AXA Equitable
Advisory Agreement with A I M Capital
Management, Inc.
Advisory Agreement with RCM Capital
Management LLC
Advisory Agreement with Wellington Management
Company, LLP

AXA Premier VIP Core Bond Portfolio	Management Agreement with AXA Equitable
Advisory Agreement with BlackRock Advisors, Inc.
Advisory Agreement with Pacific Investment
Management Company LLC

AXA Premier VIP Aggressive Equity Portfolio**	Management Agreement with AXA Equitable
Advisory Agreement with Alliance Capital
Management L.P.
Advisory Agreement with Marsico Capital
Management, LLC
Advisory Agreement with MFS Investment
Management

AXA Premier VIP High Yield Portfolio***	Management Agreement with AXA Equitable
Advisory Agreement with Pacific Investment
Management Company LLC

*	J.P. Morgan Investment Management Inc. also serves as a subadviser to this Portfolio. Its investment advisory agreement with respect to this Portfolio is not included in the table because the Board was not required to take any action with respect to that agreement during the six-month period ended December 31, 2005.
**	Legg Mason Capital Management, Inc. also serves as a subadviser to this Portfolio. Its investment advisory agreement with respect to this Portfolio is not included in the table because the Board was not required to take any action with respect to that agreement during the six-month period ended December 31, 2005.
***	Post Advisory Group, LLC also serves as a subadviser to this Portfolio. Its investment advisory agreement with respect to this Portfolio is not included in the table because the Board was not required to take any action with respect to that agreement during the six-month period ended December 31, 2005.

In approving each Management Agreement and each of the Advisory Agreements (collectively, the “Agreements”), the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interest of the affected Portfolio. In this connection, the Board considered factors it deemed relevant with respect to each Portfolio, including, as applicable: (1) the nature, extent and quality of the services provided to the Portfolio by the Manager, each Adviser and each of their respective affiliates; (2) the performance of the Portfolio, and where applicable, each of its allocated portions (or, in the case of a new Adviser, the performance of comparable accounts) as compared to an appropriate benchmark and peer group; (3) the level of the Portfolio’s management and each Adviser’s advisory fees; (4) the costs of the services provided and profits realized by the Manager and, to the extent information was available, each Adviser and their respective affiliates from the relationship with the Portfolio; and (5) the anticipated effect of growth and size on the Portfolio’s performance and expenses. In considering each Agreement, the Board did not identify any single factor or item of information as all-important or controlling.

Moreover, with respect to the Premier VIP Portfolios, the Board considered factors in the context of the overall objectives for the Portfolios including the following: (1) to offer a multi-manager product to investors which provides access to Advisers that would not otherwise be available to many of the Portfolios’ investors because of those Advisers’ minimum investment amounts; (2) to offer a broad array of investment disciplines; (3) to provide active oversight through the Manager to monitor compliance with performance, volatility and other stated objectives; and (4) to provide performance over extended market cycles with lower volatility than the selected market sector index by combining different Advisers within the same discipline. The Board considered the fact that the cost of creating and maintaining this structure places the Premier VIP Portfolios in a comparatively high mutual fund expense quartile. However, the Board factored into its decision on the Management Agreement the totality of services provided by the Manager and the fact that the disclosure of all fees and expenses is explicit to potential and current shareholders.

In connection with its deliberations, the Board, among other things, received information, in advance of the meeting at which the renewals were made, from the Manager and each Adviser regarding the factors set forth above and met with representatives of the Manager to discuss the Agreements. The Board also took into account the totality of the performance, fee, expense and other information regarding each Portfolio provided to them on a periodic basis throughout the year. The Independent Trustees were assisted by independent counsel during their deliberations and received materials discussing the legal standards applicable to their consideration of the Agreements.

The Board, in examining the nature, extent and quality of the services provided by the Manager and each Adviser to the Portfolios, considered the Manager’s and each Adviser’s experience in serving as an investment adviser for the Trust and accounts comparable to the Portfolios they advise. The Board noted the responsibilities of the Manager to the Trust and the Portfolios. In particular, with respect to the Manager, the Board considered that the Manager is responsible for the selection and monitoring of subadvisers for the Premier VIP Portfolios, oversight of compliance with Portfolio policies and objectives, and implementation of Board directives as they relate to the Portfolios. With respect to the Allocation Portfolios, the Board also received information regarding the Manager’s investment process and the qualifications and experience of each of the Manager’s portfolio managers who provide services to the Allocation Portfolios. The Board also noted the responsibilities of each Adviser to the Premier VIP Portfolio(s) it advises. In particular, the Board considered that each Adviser is responsible for making investment decisions on behalf of the allocated portion of the Premier VIP Portfolio(s) it advises, placing all orders for the purchase and sale of investments for the allocated portion of the Premier VIP Portfolio(s) it advises with brokers or dealers, and performing related administrative functions, such as proxy voting, valuations and recordkeeping. In addition, the Board reviewed requested information regarding each Adviser’s investment process and the background of each portfolio manager of each Adviser who provides services to the Premier VIP Portfolios.

As discussed further below with respect to each Portfolio, the Board also considered performance of each Portfolio relative to its primary benchmark and peer group. The Board generally considered longer-term performance to be more important in its evaluation than short-term performance. The Board also considered the performance of the portions of each Premier VIP Portfolio allocated to each of its Advisers. In that connection, the Board considered whether the performance of the portions allocated to each of the Advisers met the Board’s expectations as to the compatibility of the Advisers’ different investment strategies and styles and the contribution of each to the overall Portfolio strategy and performance.

The Board reviewed the fees payable under each Agreement. The Board examined the fees paid by each Portfolio in light of fees charged by the Manager to similar portfolios it manages and similar portfolios that are advised by other investment advisers that serve as underlying funds for variable insurance products. In evaluating the management fee schedules, the Board considered the quality and level of services provided and the Manager’s responsibilities to each Portfolio. In this connection, the Board considered a report provided by Lipper Inc., an independent company, containing information regarding the management fee rates and the expense ratios for each Portfolio relative to the median and average management fee rate and expense ratios of its peer group, as discussed further below with respect to each Portfolio. The Board also considered that, while the management fee structure and total expense ratios for manager-of-managers funds generally are higher than for funds with single advisers, each Portfolio (except for the Allocation Portfolios, which have management fee rates lower than the median) has a fee structure that provides for breakpoints, that is, a reduction of the applicable advisory fee rate as assets increase. The Board further considered that the Manager had undertaken contractual expense limitations with respect to certain Portfolios, which are subject to renewal by the Board and the Manager on an annual basis. The Board also considered that the Allocation Portfolios invest in underlying portfolios managed by the Manager and that the Allocation Portfolios will bear the fees of such portfolios, which include management and administration fees paid to the Manager, and in certain instances, advisory fees paid by the Manager to its affiliates.

In addition, the Board evaluated, as applicable, the Manager’s and, to the extent information was available, each Adviser’s costs and profitability in providing services to the Portfolios, including the costs associated with the research and investment processes, personnel, systems and infrastructure necessary to perform its functions. The Board determined that the Manager’s management fee and profitability and each Portfolio’s overall expense ratios generally were more significant to the Board’s evaluation of the fees and expenses paid by the Portfolios than each Adviser’s costs and profitability.

As part of its evaluation of the Manager’s and each Adviser’s compensation, the Board also considered other benefits that may be realized by the Manager, each Adviser and each of their respective affiliates from their relationship with the Trust. In this connection, the Board noted, among other things, that AXA Equitable serves as the administrator for the Portfolios, receiving compensation for acting in this capacity, and is responsible for, among other things, coordinating the Trust’s audits, financial statements and tax returns and managing expenses and budgeting for the Trust. In addition, the Board recognized that two of the Manager’s affiliates, Alliance Capital Management, L.P. and AXA Rosenberg Investment Management LLC, serve as investment subadvisers to certain Portfolios and, as such, receive advisory fees that are paid by the Manager out of the fees that it earns from the Trust. The Board also recognized that certain other affiliates of the Manager, AXA Advisors LLC and AXA Distributors LLC, serve as the underwriters for the Trust, and as such, receive Rule 12b-1 payments from the Portfolios with respect to their Class B shares to compensate them for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and the corresponding benefits of that growth, including economies of scale. Further, the Board recognized that Sanford C. Bernstein & Co., LLC, which is a registered broker-dealer, is an affiliate of the Manager and from time to time may receive brokerage commissions from the Portfolios in connection with the purchase and sale of portfolio securities, provided, however, that those transactions, among other things, must be consistent with seeking best execution.

With respect to the Advisers, the Board noted that each Adviser, through its relationship as a subadviser to a Premier VIP Portfolio, may engage in soft dollar transactions. In this regard, the Board considered each Adviser’s procedures for executing portfolio transactions for the allocated portion of the Premier VIP Portfolio(s) it advises and each Adviser’s policies and procedures for the selection of brokers and dealers and for obtaining research from those brokers and dealers. The Board also noted that certain Advisers had discontinued or materially reduced the extent to which they engage in soft dollar transactions. In addition, the Board recognized that many Advisers to the Premier VIP Portfolios are affiliated with registered broker-dealers, which may from time to time receive brokerage commissions from the Premier VIP Portfolios in connection with the purchase and sale of portfolio securities, provided, however, that those transactions, among other things, must be consistent with seeking best execution. Finally, the Board recognized that affiliates of the Advisers may sell, and earn sales commissions from, insurance products, the proceeds of which are invested in the Premier VIP Portfolios.

The Board also considered conflicts of interest that may arise between the Trust and the Manager and the Advisers in connection with the services they provide to the Trust and the various relationships that they and their affiliates may have with the Trust. For example, actual or potential conflicts of interest may arise as a result of an Adviser having responsibility for multiple accounts (including the Portfolio(s) it advises), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across accounts and incentive to allocate opportunities to an account where the Adviser has a greater financial incentive, such as a performance fee account. Conflicts also may arise as a result of the Manager advising the Allocation Portfolios, as its selection of underlying portfolios in which to invest may have a positive or negative effect on its revenues and/or profits. In this connection, at prior meetings, the Board also took into consideration the manner in which such conflicts were addressed by the Manager and the Advisers and took that information into account in their considerations at this meeting.

Based on these considerations, the Board was satisfied, with respect to each Portfolio, that the Portfolio was reasonably likely to benefit from the nature, quality and extent of the Manager’s and each Adviser’s services. The Board also reached the determinations described below with respect to the Manager’s and each Adviser’s compensation, including any direct or indirect benefits derived by them and their respective affiliates, and performance with respect to each Portfolio (or, in the case of a new Adviser, the performance of comparable accounts). Based on the foregoing and the information described below, the Board, including the Independent Trustees, unanimously renewed each Agreement with respect to the relevant Portfolio(s).

ALLOCATION PORTFOLIOS

With respect to each of the following Portfolios, the Board was satisfied that the Manager’s compensation, including any direct or indirect benefits derived by it or its affiliates, is fair and reasonable. In particular, the Board noted that the management fee rate and the expense ratios of the Class A and Class B shares of the Portfolio are lower than the median management fee rate and expense ratios, respectively, of its peer group, and that the Manager is not currently profiting from its management fee with respect to the Portfolio. In addition, the Board was satisfied that the performance of the Portfolio has generally been reasonable in relation to the performance of its benchmark and peer group, and that the performance was reasonable in light of the investment objective, strategies and expectations regarding diversification and volatility. In particular, the Board noted the following:

AXA Conservative Allocation Portfolio

AXA Conservative-Plus Allocation Portfolio

With respect to the two Portfolios listed above, the Board considered, among other things, that although each Portfolio had a relatively short operating history, it had outperformed its benchmark for the one-year and since inception (July 31, 2003) periods ended December 31, 2004, but had underperformed the average of its peer group for the same periods.

AXA Moderate-Plus Allocation Portfolio

AXA Aggressive Allocation Portfolio

With respect to the two Portfolios listed above, the Board considered, among other things, that although each Portfolio had a relatively short operating history, it had outperformed its benchmark and the average of its peer group for the one-year and since inception (July 31, 2003) periods ended December 31, 2004.

AXA Moderate Allocation Portfolio

With respect to the AXA Moderate Allocation Portfolio, the Board considered, among other things, that (1) the Portfolio began operations in its present form as a fund of funds on August 15, 2003; and (2) although the Portfolio has operated as a fund of funds for a relatively short period of time, it had outperformed its benchmark and the average of its peer group for the one-year period ended December 31, 2004 and for the period since its inception as a fund of funds ended on that date.

PREMIER VIP PORTFOLIOS

With respect to each of the following Portfolios, the Board was satisfied that the Manager’s and each Adviser’s compensation, including any direct and indirect benefits derived by them and each of their respective affiliates from their relationships with the Trust, is fair and reasonable. In particular, the Board noted that the management fee rate and the expense ratios for the Class A and Class B shares for each Portfolio (with the exception of the expense ratio for the Class A shares of the AXA Premier VIP Core Bond Portfolio and the expense ratios for the Class A and Class B shares of the AXA Premier Aggressive Equity Portfolio) are higher than the median management fee rate and expense ratios, respectively, of its peer group, and that the higher management fee rate and expense ratios are consistent with the higher costs and greater complexity associated with multi-manager portfolios. In addition, the Board was satisfied that the performance of the Portfolio generally has been reasonable in relation to the performance of its benchmark and peer group, and that the performance of the portions allocated to each of the Advisers generally met the Board’s expectations as to the compatibility of the Advisers’ different investment strategies and styles and the contribution of each to the overall Portfolio strategy and performance. In particular, the Board also noted that all of the following Portfolios (except the AXA Premier VIP Aggressive Equity Portfolio) had an inception date of December 31, 2001 and the following:

AXA Premier VIP Large Cap Growth Portfolio

With respect to the AXA Premier VIP Large Cap Growth Portfolio, the Board considered, among other things, that (1) the Portfolio had outperformed its benchmark for the one-year period ended December 31, 2004, and had comparable performance to its benchmark for the three-year period ended on that date; and (2) the Portfolio had generally comparable performance to the average of its peer group for the one-and three-year periods ended on December 31, 2004.

AXA Premier VIP Large Cap Core Equity Portfolio

With respect to the AXA Premier VIP Large Cap Core Equity Portfolio, the Board considered, among other things, that (1) the Portfolio had generally comparable performance to its benchmark for the one-and three-year period ended December 31, 2004; and (2) the Portfolio outperformed the average of its peer group for the one- and three- year periods ended December 31, 2004.

AXA Premier VIP Large Cap Value Portfolio

With respect to the AXA Premier VIP Large Cap Value Portfolio, the Board considered, among other things, that the Portfolio generally had outperformed the average of its peer group for the one- and three-year periods ended December 31, 2004, and had generally comparable performance to its benchmark for the same periods.

AXA Premier VIP Health Care Portfolio

With respect to the AXA Premier VIP Health Care Portfolio, the Board considered, among other things, that the Portfolio had outperformed its benchmark and the average of its peer group for the one- and three-year periods ended December 31, 2004.

AXA Premier VIP Core Bond Portfolio

With respect to the AXA Premier VIP Core Bond Portfolio, the Board considered, among other things, that the Portfolio had generally comparable performance to its benchmark and the average of its peer group for the one- and three-year periods ended December 31, 2004.

AXA Premier VIP Technology Portfolio

With respect to the AXA Premier VIP Technology Portfolio, the Board considered, among other things, that (1) the Portfolio had outperformed its benchmark for the one- and three-year periods ended December 31, 2004, but underperformed the average of its peer group for the same periods; and (2) the Portfolio had outperformed its benchmark and the average of its peer group for the one- and three-year periods ended May 31, 2005.

AXA Premier VIP Aggressive Equity Portfolio

With respect to the AXA Premier VIP Aggressive Equity Portfolio, the Board considered, among other things, that the Portfolio had outperformed its benchmark and the average of its peer group for the one-, three- and five-year periods ended December 31, 2004, but had underperformed its benchmark and the average of its peer group for the ten-year period ended on that date.

With respect to each of the following Portfolios, the Board was satisfied that the Manager’s and the Adviser’s compensation, including any direct and indirect benefits derived by them and their respective affiliates from their relationships with the Trust, is fair and reasonable. In particular, the Board noted that the management fee rate and the expense ratios for each Portfolio (with the exception of the expense ratio for the Class A shares of the AXA Premier VIP High Yield Portfolio) are higher than the median management fee rate and expense ratios, respectively, of its peer group, and that the higher management fee rate and expense ratios are consistent with the higher costs and greater complexity associated with multi-manager portfolios. The Board generally was dissatisfied, however, with the overall or some aspect of the performance of the following Portfolios and had been closely monitoring their performance and discussing with the Manager actions that could be taken to improve their performance. In this connection, the Board was satisfied that the Manager and/or the Advisers had taken reasonable steps to improve the performance of the Portfolios, including, in most cases, the replacement of an Adviser, as further noted below. With respect to the Portfolios for which a new Adviser was appointed, the Board noted that the performance of the new Adviser’s comparable accounts generally was reasonable in relation to the performance of the applicable benchmark and peer group. In each case, the Board was satisfied that the actions taken were reasonably likely to enhance the Portfolio’s performance over the long-term. In particular, the Board also noted:

AXA Premier VIP Mid Cap Growth Portfolio

With respect to the AXA Premier VIP Mid Cap Growth Portfolio, the Board considered, among other things, that (1) the Portfolio had underperformed its benchmark for the one- and three-year periods ended December 31, 2004; (2) the Portfolio had underperformed the average of its peer group for the three-year period ended December 31, 2004, but had recently improved in that the Portfolio had outperformed the average of its peer group for the one-year period ended December 31, 2004; and (3) the Manager had recommended, and the Board had approved, the appointment of Franklin Advisers, Inc. to replace another subadviser in May 2003 due to performance issues and since that time the performance of that allocated portion of the Portfolio had improved.

AXA Premier VIP Mid Cap Value Portfolio

With respect to the AXA Premier VIP Mid Cap Value Portfolio, the Board considered, among other things, that the Portfolio had underperformed its benchmark and the average of its peer group for the one- and three-year periods ended December 31, 2004, but that the Portfolio’s recent performance had improved in that the Portfolio had outperformed its peer group and had generally comparable performance to its benchmark for the year-to-date period ended May 31, 2005.

AXA Premier VIP International Equity Portfolio

With respect to the AXA Premier VIP International Equity Portfolio, the Board considered, among other things, that (1) the Portfolio’s performance was generally comparable to the average of its peer group for the one-year period ended December 31, 2004, but had underperformed the average of its peer group for the three-year period ended December 31, 2004; (2) the Portfolio had underperformed its benchmark for the one- and three-year periods ended December 31, 2004; (3) the Manager had recommended, and the Board had approved, the appointment of Marsico Capital Management, LLC to replace another subadviser for its allocated portion of the Portfolio in May 2003 and the appointment of J.P. Morgan Investment Management Inc. to replace another subadviser in December 2004; and (4) the Portfolio’s overall performance had improved over the last year.

AXA Premier VIP High Yield Portfolio

With respect to the AXA Premier VIP High Yield Portfolio, the Board considered, among other things, that (1) the Portfolio had underperformed its benchmark and the average of its peer group for the one-, three-, five- and ten-year periods ended December 31, 2004; and (2) the Manager had recommended, and the Board had approved, the appointment of Post Advisory Group, Inc. to replace another subadviser for its allocated portion of the Portfolio in June 2005.

Federal Income Tax Information (Unaudited)

For the year ended December 31, 2005, the percentage of dividends paid that qualify for the 70% dividends received deductions for corporate shareholders, foreign taxes which are expected to be passed through to shareholders for foreign tax credits, gross income derived from sources within foreign countries, long-term capital gain dividends for the purpose of the dividend paid deduction on its Federal income tax return were as follows:

	70% Dividend Received Deduction		Foreign Taxes	Foreign Source Income	Long Term Capital Gain
AXA Conservative Allocation Portfolio	6.72%		$—	$—	$1,292,730
AXA Conservative-Plus Allocation Portfolio	34.06		—	—	4,833,112
AXA Moderate Allocation Portfolio	31.32		—	—	—
AXA Moderate-Plus Allocation Portfolio	20.28		—	—	41,025,375
AXA Aggressive Allocation Portfolio	22.07		—	—	7,104,538
AXA Premier VIP Aggressive Equity Portfolio	—		—	—	—
AXA Premier VIP Core Bond Portfolio	—		—	—	—
AXA Premier VIP Health Care Portfolio	17.98		—	—	8,663,562
AXA Premier VIP High Yield Portfolio	—	#	—	—	—
AXA Premier VIP International Equity Portfolio	—		1,207,967	18,493,890	27,973,282
AXA Premier VIP Large Cap Core Equity Portfolio	96.36		—	—	9,729,840
AXA Premier VIP Large Cap Growth Portfolio	—		—	—	—
AXA Premier VIP Large Cap Value Portfolio	44.25		—	—	16,696,964
AXA Premier VIP Mid Cap Growth Portfolio	43.85		—	—	93,780,249
AXA Premier VIP Mid Cap Value Portfolio	21.87		—	—	132,768,080
AXA Premier VIP Technology Portfolio	—		—	—	—

#	Percentage is less than 0.01%.

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board has the responsibility for the overall management of the Trust and the Portfolios, including general supervision and review of the Portfolios’ investment activities and their conformity with Delaware law and the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupation during the last five years, and other information are shown below.

The Trustees and Officers

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustee
Steven M. Joenk* 1290 Avenue of the Americas, New York, New York 10104 (47)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present.	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since 2004, Chairman and President of Enterprise Capital Management, Inc., Co- Chairman of Enterprise Funds Distributor, Inc. and a director of 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).	101	None

Gerald C. Crotty c/o AXA Premier VIP Trust 1290 Avenue of the Americas, New York, New York 10104 (54)	Trustee	From November 2001 to present	Co-founder and director of Weichert Enterprise, a private and public equity market investment firm; co-founder of Excelsior Ventures Management, a private equity and venture capital firm; from 1991 to 1998, held various positions with ITT Corporation, including President and COO of ITT Consumer Financial Corp. and Chairman, President and CEO of ITT Information Services.	29	From 2002 to present, Director of Access IT Integrated Technologies, Inc.

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees (Continued)
Barry Hamerling c/o AXA Premier VIP Trust 1290 Avenue of the Americas, New York, New York 10104 (59)	Trustee	From November 2001 to present	Since 1998, Managing Partner of Premium Ice Cream of America; Since 2003, Managing Partner of Premium Salads; from 1970 to 1998, President of Ayco Co. L.P., the largest independent financial counseling firm in the United States.	29	None

Cynthia R. Plouché c/o AXA Premier VIP Trust 1290 Avenue of the Americas, New York, New York 10104 (48)	Trustee	From November 2001 to present	Since April 2003, Managing Director of Blaylock Abacus Asset Management, Inc.; from May 1991 to April 2003, founder, Chief Investment Officer and Managing Director of Abacus Financial Group, a manager of fixed income portfolios for institutional clients.	29	None

Rayman Louis Solomon c/o AXA Premier VIP Trust 1290 Avenue of the Americas, New York, New York 10104 (58)	Trustee	From November 2001 to present	Since 1998, Dean and a Professor of Law at Rutgers University School of Law; prior thereto, an Associate Dean for Academic Affairs at Northwestern University School of Law.	29	None

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Steven M. Joenk 1290 Avenue of the Americas, New York, New York 10104 (47)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since 2004, Chairman and President of Enterprise Capital Management, Inc., Co-Chairman of Enterprise Funds Distributor, Inc. and a director of 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).

Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York 10104 (51)	Vice President and Secretary	From November 2001 to present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and AXA Equitable; from July 1999 to May 2003, Vice President and Counsel of AXA Financial and AXA Equitable.

Kenneth T. Kozlowski 1290 Avenue of the Americas, New York, New York 10104 (44)	Chief Financial Officer and Treasurer	Chief Financial Officer from December 2002 to present; Treasurer from November 2001 to present	From February 2001 to present, Vice President of AXA Financial; from July 2004 to present, a director of Enterprise Capital Management, Inc.; from December 1999 to December 2002, Controller, EQ Advisors Trust; from October 1999 to February 2001, Assistant Vice President of AXA Financial.

Andrew S. Novak, Esq. 1290 Avenue of the Americas, New York, New York 10104 (37)	Chief Compliance Officer	From September 2005 to present	From September 2005 to present, Chief Compliance Officer of AXA Equitable (investment advisory), EQ Advisors Trust, AXA Enterprise Multimanager Funds Trust and AXA Enterprise Funds Trust; from May 2003 to September 2005, Vice President and Counsel of AXA Financial and AXA Equitable; from May 2002 to May 2003, Counsel of AXA Financial and AXA Equitable; from May 2001 to April 2002, Associate General Counsel and Chief Compliance Officer of Royce & Associates, Inc.

Kenneth B. Beitler 1290 Avenue of the Americas, New York, New York 10104 (47)	Vice President	From November 2001 to present	From February 2003 to present, Vice President of AXA Financial; from February 2002 to February 2003, Assistant Vice President of AXA Financial; from May 1999 to February 2002, Senior Investment Analyst of AXA Financial.

Mary E. Cantwell 1290 Avenue of the Americas, New York, New York 10104 (44)	Vice President	From November 2001 to present	From February 2001 to present, Vice President of AXA Financial; from July 2004 to present, a director of Enterprise Capital Management, Inc.; from September 1997 to January 2001, Assistant Vice President, Office of the Chief Investment Officer of AXA Financial.

Patricia Maxey 1290 Avenue of the Americas, New York, New York 10104 (38)	Vice President and Assistant Secretary	From December 2005 to present	From October 2005 to present, Counsel of AXA Equitable; from February 2004 to August 2005, Chief Compliance Officer of Van Eck Global; from January 2001 to February 2004, Associate of Kirkpatrick & Lockhart Nicholson Graham, LLP.

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers (Continued)
Joseph J. Paolo 1290 Avenue of the Americas, New York, New York 10104 (35)	Vice President and Anti- Money Laundering (“AML”) Compliance Officer	From December 2005 to present	From November 2005 to present, Vice President, AXA Financial and AXA Equitable; from March 2004 to September 2005. Vice President of AXA Financial and AXA Equitable and Chief Compliance Officer of AXA Fund Management Group; from May 2002 to March 2004, Compliance Director and Assistant Vice President of AXA Financial and AXA Equitable; from February 2001 to May 2002, Compliance Officer of AXA Financial and AXA Equitable.

Brian E. Walsh 1290 Avenue of the Americas, New York, New York 10104 (37)	Vice President and Assistant Treasurer	Vice President from December 2002 to present; Assistant Treasurer from November 2001 to present	From February 2003 to present, Vice President of AXA Financial and AXA Equitable; from January 2001 to February 2003, Assistant Vice President of AXA Financial and AXA Equitable; from December 1999 to January 2001, Senior Fund Administrator of AXA Financial and AXA Equitable.

David Shagawat 1290 Avenue of the Americas, New York, New York 10104 (31)	Assistant AML Compliance Officer	From December 2005 to present	From August 2005 to present, Associate Compliance Officer, AXA Equitable; from June 2004 to August 2005, Fiduciary Oversight Analyst, Citigroup Asset Management; from April 2002 to June 2004, Project Manager, Alliance Capital Management LP; from January 1999 to April 2002, Business Analyst, Alliance Capital Management L.P.

Judy Guhring 1290 Avenue of the Americas, New York, New York 10104 (34)	Assistant Secretary	From December 2005 to present	From August 2001 to present, Senior Legal Assistant of AXA Financial; from October 1995 to August 2001, Senior Paralegal of the Dreyfus Corporation.

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-888-292-4492 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005 is available (i) on the Trust’s proxy voting information website at http://www.axaonline.com (go to “Tools & Calculators” and click on “Proxy Voting” box under the “Investing Tools” column) and (ii) on the Securities and Exchange Commission’s website at http:// www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov and may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a “code of ethics,” as defined in Item 2, that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the registrant’s code of ethics is filed as an exhibit pursuant to Item 10(a)(1).

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that Gerald C. Crotty and Barry Hamerling each serve on its audit committee as an “audit committee financial expert” as defined in Item 3. Messrs. Crotty and Hamerling are each considered to be “independent” for purposes of Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees for fiscal year 2005: $454,250 and fiscal year 2004: $328,785

(b)	Audit-Related Fees for fiscal year 2005: $68,950 and fiscal year 2004: $0

(c)	Tax Fees for fiscal year 2005: $215,570 and fiscal year 2004: $107,650

Tax fees include amounts related to tax compliance, tax advice and tax planning.

(d)	All Other Fees for fiscal year 2005: $0 and fiscal year 2004 $0

All other fees include amounts related to review of the registrant’s various regulatory filings.

(e)(1)

The registrant’s audit committee has adopted policies and procedures relating to pre-approval of services performed by the registrant’s principal accountant for the registrant. Audit, audit-related and tax services provided to the registrant on an annual basis require pre-approval by the entire audit committee. With respect to audit fees, the audit committee also pre-approves an additional amount above the pre-approved amount to allow for unanticipated scope extensions and overruns. Any audit amounts in excess of the pre-approved amounts must be approved by the audit committee or its delegate prior to payment. The audit committee chair also has the authority to approve de minimis non-audit services (i.e., services in which the fee does not exceed $10,000 per engagement) to be provided by the registrant’s principal accountant for the registrant, provided that each such service is brought to the attention of the audit committee prior to the completion of the audit of the registrant’s financial statements.

(e)(2)	None of the services include in (b) – (d) above was approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	For fiscal year 2005: $2,735,840

For fiscal year 2004: $4,538,335

(h)	The registrant’s audit committee has considered that the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.	Exhibits.

(a)(1)	The registrant’s code of ethics required by Item 2 is filed herewith.

(a)(2)	Certifications required by Item 11(a)(2) are filed herewith.

(a)(3)	Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – not applicable.

(b)	Certifications required by Item 11(b) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer February 28, 2006

/s/ Kenneth T. Kozlowski
Kenneth T. Kozlowski
Chief Financial Officer February 28, 2006